UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  July 2021

Date of reporting period:  January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
January 31, 2022
Columbia Floating Rate Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Floating Rate Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Floating Rate Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, preservation of capital.
Portfolio management
Vesa Tontti, CFA
Lead Portfolio Manager
Managed Fund since 2019
Daniel DeYoung
Portfolio Manager
Managed Fund since 2020
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	1.47	3.44	3.34	3.98
	Including sales charges		-1.57	0.33	2.71	3.66
Advisor Class*		02/28/13	1.60	3.72	3.59	4.21
Class C	Excluding sales charges	02/16/06	1.09	2.66	2.57	3.20
	Including sales charges		0.09	1.66	2.57	3.20
Institutional Class		09/27/10	1.60	3.69	3.59	4.23
Institutional 2 Class		08/01/08	1.62	3.77	3.63	4.29
Institutional 3 Class*		06/01/15	1.65	3.82	3.68	4.21
Class R		09/27/10	1.34	3.17	3.07	3.72
Credit Suisse Leveraged Loan Index			2.22	4.45	4.28	4.66
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Floating Rate Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2022)
Common Stocks	0.9
Convertible Bonds	0.2
Convertible Preferred Stocks	0.0(a)
Corporate Bonds & Notes	3.9
Exchange-Traded Fixed Income Funds	0.7
Money Market Funds	9.3
Senior Loans	84.5
Warrants	0.5
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2022)
BBB rating	1.0
BB rating	26.7
B rating	65.8
CCC rating	5.1
CC rating	0.1
Not rated	1.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating assigned by Moody’s, as available. If Moody’s doesn’t rate a bond, then the S&P rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral. Additionally, the Investment Manager considers the interest rate to be paid on the investment, the portfolio’s exposure to a particular sector, and the relative value of the loan within the sector, among other factors.

4	Columbia Floating Rate Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.70	1,020.17	5.21	5.22	1.02
Advisor Class	1,000.00	1,000.00	1,016.00	1,021.44	3.93	3.94	0.77
Class C	1,000.00	1,000.00	1,010.90	1,016.37	9.02	9.04	1.77
Institutional Class	1,000.00	1,000.00	1,016.00	1,021.44	3.93	3.94	0.77
Institutional 2 Class	1,000.00	1,000.00	1,016.20	1,021.64	3.73	3.74	0.73
Institutional 3 Class	1,000.00	1,000.00	1,016.50	1,021.90	3.48	3.48	0.68
Class R	1,000.00	1,000.00	1,013.40	1,018.91	6.48	6.50	1.27
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Floating Rate Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 1.0%
Issuer	Shares	Value ($)
Communication Services 0.6%
Entertainment 0.5%
MGM Holdings II, Inc.(a)	33,207	4,258,798
Media 0.1%
Clear Channel Outdoor Holdings, Inc.(a)	198,952	608,793
Star Tribune Co. (The)(a),(b),(c)	1,098	—
Total		608,793
Total Communication Services		4,867,591
Consumer Discretionary 0.0%
Diversified Consumer Services 0.0%
Houghton Mifflin Harcourt Co.(a)	18,619	335,328
Multiline Retail 0.0%
Belk, Inc.(a)	231	4,120
Total Consumer Discretionary		339,448
Energy 0.3%
Energy Equipment & Services 0.1%
Covia Holdings Corp.(a)	57,253	765,759
McDermott International, Inc.(a)	184,336	103,412
Total		869,171
Oil, Gas & Consumable Fuels 0.2%
New Frontera Holdings(a)	64,498	141,089
Southcross Energy Partners LLC(a),(c)	107,918	8,094
Southcross Energy Partners LLC, Class A(a),(c)	2,041,444	1,377,975
Total		1,527,158
Total Energy		2,396,329
Financials —%
Capital Markets —%
RCS Capital Corp., Class B(a),(b),(c)	6,880	0
Total Financials		0
Industrials 0.1%
Machinery 0.1%
TNT Crane and Rigging, Inc.(a)	60,744	1,078,206
Total Industrials		1,078,206
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(a)	8,710	128,472
Total Information Technology		128,472
Total Common Stocks (Cost $6,391,137)		8,810,046

Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	1,500,000	1,396,184
Total Convertible Bonds (Cost $1,426,580)			1,396,184

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.	7.000%	9,297	173,854
Total Information Technology			173,854
Total Convertible Preferred Stocks (Cost $201,434)			173,854

Corporate Bonds & Notes 4.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.4%
NFP Corp.(d)
08/15/2028	6.875%	3,750,000	3,568,304
Cable and Satellite 0.6%
DISH DBS Corp.
07/01/2026	7.750%	2,500,000	2,575,820
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	2,500,000	2,411,872
Total			4,987,692
Chemicals 0.1%
Herens Holdco Sarl(d)
05/15/2028	4.750%	1,053,000	1,001,990
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Floating Rate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.3%
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	3,000,000	2,916,893
Finance Companies 0.5%
Navient Corp.
06/25/2025	6.750%	2,000,000	2,117,395
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	2,500,000	2,555,999
Total			4,673,394
Food and Beverage 0.1%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	602,000	617,616
Gaming 0.2%
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	2,000,000	2,010,030
Leisure 0.5%
Cinemark USA, Inc.(d)
03/15/2026	5.875%	2,000,000	1,962,908
Royal Caribbean Cruises Ltd.(d)
06/15/2023	9.125%	2,000,000	2,106,835
Total			4,069,743
Lodging 0.1%
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	1,250,000	1,239,530
Media and Entertainment 0.4%
Cumulus Media New Holdings, Inc.(d)
07/01/2026	6.750%	828,000	852,897
Diamond Sports Group LLC/Finance Co.(d)
08/15/2026	5.375%	2,591,000	1,198,176
iHeartCommunications, Inc.
05/01/2026	6.375%	478,473	495,798
05/01/2027	8.375%	867,232	907,971
Total			3,454,842
Other REIT 0.2%
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	1,858,000	1,867,497
Property & Casualty 0.7%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	6.750%	3,444,000	3,406,725
BroadStreet Partners, Inc.(d)
04/15/2029	5.875%	3,000,000	2,859,597
Total			6,266,322
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.2%
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	1,500,000	1,463,781
Sabre GLBL, Inc.(d)
09/01/2025	7.375%	500,000	514,073
Total			1,977,854
Total Corporate Bonds & Notes (Cost $41,083,695)			38,651,707

Exchange-Traded Fixed Income Funds 0.8%
	Shares	Value ($)
Floating Rate 0.8%
First Trust Senior Loan ETF	25,000	1,194,000
Invesco Senior Loan ETF	50,000	1,099,000
SPDR Blackstone Senior Loan ETF	100,000	4,559,000
Total		6,852,000
Total Exchange-Traded Fixed Income Funds (Cost $6,932,750)		6,852,000

Senior Loans 93.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
TransDigm, Inc.(e),(f)
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	2.355%	2,748,557	2,718,158
Airlines 1.5%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 04/20/2028	5.500%	3,919,708	4,062,895
American Airlines, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 06/27/2025	1.855%	1,712,321	1,655,951
1-month USD LIBOR + 1.750% 01/29/2027	1.855%	980,000	944,357
Kestrel Bidco, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 12/11/2026	4.000%	2,802,899	2,732,827

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
United AirLines, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	4.500%	4,319,213	4,317,399
Total			13,713,429
Automotive 1.5%
Clarios Global LP(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	3.355%	4,608,283	4,581,785
First Brands Group LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 03/30/2027	6.000%	4,895,295	4,899,897
Truck Hero, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2028	4.000%	3,725,606	3,713,759
Total			13,195,441
Brokerage/Asset Managers/Exchanges 1.6%
AlixPartners LLP(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/04/2028	3.250%	2,486,238	2,476,566
Allspring Buyer LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/01/2028	3.750%	1,330,645	1,330,645
Citadel Securities LP(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 02/02/2028	2.605%	3,473,750	3,439,638
Russell Investments US Institutional Holdco, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 05/30/2025	4.500%	4,000,000	3,993,320
VFH Parent LLC(e),(f)
Term Loan
SOFR + 3.000% 01/13/2029	3.500%	2,711,687	2,705,477
Total			13,945,646
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 4.3%
Apex Tool Group LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.500% Floor 1.250% 08/01/2024	6.750%	2,922,078	2,915,386
Beacon Roofing Supply, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% 05/19/2028	2.355%	2,066,538	2,054,925
Cornerstone Building Brands, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% 04/12/2028	3.750%	3,153,021	3,142,175
Covia Holdings LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.000% Floor 1.000% 07/31/2026	5.000%	2,080,573	2,072,771
CP Atlas Buyer, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 11/23/2027	4.250%	2,311,633	2,301,230
LBM Acquisition LLC(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/17/2027	4.500%	2,234,166	2,219,264
Park River Holdings, Inc.(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 12/28/2027	4.000%	3,690,819	3,668,895
QUIKRETE Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 02/01/2027	2.605%	1,984,810	1,964,962
QUIKRETE Holdings, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% 06/11/2028	3.081%	1,529,412	1,524,900
SRS Distribution, Inc.(e),(f),(g)
Term Loan
SOFR + 3.500% Floor 0.500% 06/02/2028	4.000%	1,726,631	1,725,561
1-month USD LIBOR + 3.750% Floor 0.500% 06/02/2028	4.269%	3,982,488	3,973,323

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Floating Rate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Standard Industries, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 09/22/2028	3.000%	1,813,572	1,813,826
US Silica Co.(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 05/01/2025	5.000%	3,333,520	3,285,184
White Cap Buyer LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/19/2027	6.250%	3,964,318	3,959,337
Wilsonart LLC(e),(f)
Tranche E Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 12/31/2026	4.500%	2,254,336	2,248,339
Total			38,870,078
Cable and Satellite 3.0%
Charter Communications Operating LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.860%	1,537,391	1,521,371
Cogeco Communications Finance LP(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 01/03/2025	2.105%	1,984,242	1,967,912
CSC Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	2.356%	2,386,240	2,348,131
3-month USD LIBOR + 2.250% 01/15/2026	2.356%	1,949,998	1,918,310
3-month USD LIBOR + 2.500% 04/15/2027	2.606%	977,550	966,553
DIRECTV Financing LLC(e),(f)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	5.750%	4,189,272	4,191,912
Iridium Satellite LLC(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 11/04/2026	3.250%	2,985,871	2,977,003
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Radiate Holdco LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 09/25/2026	4.000%	3,135,490	3,127,965
Telesat Canada(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 12/07/2026	2.860%	2,156,123	1,772,505
UPC Financing Partnership(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 01/31/2029	3.106%	1,750,000	1,739,063
Virgin Media Bristol LLC(e),(f)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	2.606%	2,000,000	1,981,140
Tranche Q Term Loan
1-month USD LIBOR + 3.250% 01/31/2029	3.356%	2,175,000	2,170,585
Total			26,682,450
Chemicals 4.5%
Aruba Investments Holdings LLC(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 11/24/2027	4.500%	3,488,769	3,488,769
Ascend Performance Materials Operations LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 08/27/2026	5.500%	3,490,319	3,501,523
ColourOz Investment 1 GmbH(e),(f),(g)
Tranche C 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	572,975	568,574
ColourOz Investment 2 LLC(e),(f),(g)
Tranche B2 1st Lien Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 09/21/2023	5.250%	3,466,029	3,439,410
Diamond BV(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 09/29/2028	3.500%	2,672,633	2,663,359

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Herens Holdco SARL(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 07/03/2028	4.750%	3,621,428	3,617,481
Hexion, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 07/01/2026	3.720%	1,308,714	1,308,714
INEOS Styrolution Group GmbH(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 01/29/2026	3.250%	2,189,000	2,182,849
INEOS US Finance LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.500% Floor 0.500% 11/08/2028	3.000%	2,444,444	2,430,707
Innophos Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% 02/05/2027	3.855%	1,228,125	1,223,004
Messer Industries GmbH(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 03/02/2026	2.724%	2,513,761	2,494,329
Nouryon Finance BV(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 10/01/2025	3.105%	3,231,324	3,207,897
Olympus Water US Holding Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 11/09/2028	4.250%	1,228,211	1,225,914
Schenectady International Group, Inc.(e),(f),(g)
Term Loan
3-month USD LIBOR + 4.750% 10/15/2025	4.988%	4,493,771	4,488,154
Sparta US Holdco LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/02/2028	4.250%	2,000,000	1,997,500
Tronox Finance LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.250% 03/10/2028	2.454%	1,301,296	1,292,694
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace & Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	942,806	942,806
Total			40,073,684
Construction Machinery 0.4%
Columbus McKinnon Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/14/2028	3.250%	1,396,454	1,392,963
PECF USS Intermediate Holding III Corp.(e),(f)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 12/15/2028	4.750%	2,347,127	2,347,972
Total			3,740,935
Consumer Cyclical Services 5.8%
Allied Universal Holdco LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 05/12/2028	4.250%	4,991,187	4,975,365
Amentum Government Services Holdings LLC(e),(f)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 3.500% 01/29/2027	3.605%	1,481,203	1,481,203
Tranche 2 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 0.750% 01/29/2027	5.500%	1,804,545	1,801,171
APX Group, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/10/2028	4.001%	2,347,056	2,341,189
Cast & Crew Payroll LLC(e),(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 02/09/2026	5.731%	2,000,000	1,995,280
Cast & Crew Payroll LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/29/2028	4.250%	2,162,786	2,160,083
Conservice Midco, LLC(e),(f)
1st Lien Term Loan
SOFR + 4.250% 05/13/2027	4.474%	2,964,975	2,960,023

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Floating Rate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Cushman & Wakefield U.S. Borrower LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 08/21/2025	2.855%	2,364,755	2,355,036
IRI Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/01/2025	4.355%	3,150,069	3,146,131
Prime Security Services Borrower LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	3.500%	3,308,252	3,296,772
Signal Parent, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 04/03/2028	4.250%	2,487,500	2,419,094
Sotheby’s(e),(f)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 01/15/2027	5.000%	4,186,264	4,193,255
Staples, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 5.000% 04/16/2026	5.132%	3,691,199	3,518,192
TruGreen LP(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	4.750%	3,975,000	3,976,987
Uber Technologies, Inc.(e),(f),(g)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/04/2025	3.605%	4,232,648	4,225,241
Uber Technologies, Inc.(e),(f)
Term Loan
SOFR + 3.500% 02/25/2027	3.605%	2,047,482	2,043,756
WaterBridge Midstream Operating LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.750% Floor 1.000% 06/22/2026	6.750%	2,541,550	2,497,073
WW International, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 04/13/2028	4.000%	2,771,875	2,674,859
Total			52,060,710
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 2.1%
Energizer Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/22/2027	2.750%	1,650,000	1,644,324
Kronos Acquisition Holdings, Inc.(e),(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/22/2026	4.250%	2,954,594	2,858,570
Prestige Brands, Inc.(e),(f)
Tranche B5 Term Loan
1-month USD LIBOR + 2.000% Floor 0.500% 07/03/2028	2.500%	1,392,046	1,389,220
Serta Simmons Bedding LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 11/08/2023	4.500%	1,332,898	844,591
SRAM LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 05/18/2028	3.276%	2,558,182	2,551,786
SWF Holdings I Corp.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	3,491,094	3,468,193
Thor Industries, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.000% 02/01/2026	3.125%	2,000,000	1,999,000
Weber-Stephen Products LLC(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/30/2027	4.000%	3,661,753	3,661,753
Total			18,417,437
Diversified Manufacturing 2.8%
Bright Bidco BV(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/30/2024	4.500%	994,799	762,732

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brookfield WEC Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 08/01/2025	3.250%	1,492,462	1,484,075
DXP Enterprises, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/23/2027	5.750%	2,425,500	2,409,589
EWT Holdings III Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 04/01/2028	2.625%	2,238,750	2,224,758
Filtration Group Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2025	3.105%	2,277,627	2,267,559
1-month USD LIBOR + 3.500% Floor 0.500% 10/21/2028	3.605%	705,185	703,718
Gates Global LLC(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.500% Floor 0.750% 03/31/2027	3.250%	2,635,378	2,626,497
Madison IAQ LLC(e),(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 06/21/2028	3.750%	3,735,263	3,718,940
TK Elevator Midco GmbH(e),(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 07/30/2027	4.000%	5,601,352	5,601,352
Vertiv Group Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.750% 03/02/2027	2.852%	2,947,725	2,931,336
Total			24,730,556
Electric 1.7%
Carroll County Energy LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 02/16/2026	3.724%	1,275,655	1,251,736
EFS Cogen Holdings I LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 10/01/2027	4.500%	914,169	901,316
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
ExGen Renewables IV LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.500% Floor 1.000% 12/15/2027	3.500%	1,710,618	1,707,420
Invenergy Thermal Operating I LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 08/28/2025	3.105%	1,861,113	1,833,196
LMBE-MC Holdco II LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 12/03/2025	5.000%	2,324,657	2,161,931
Nautilus Power LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 05/16/2024	5.250%	1,313,308	1,110,153
New Frontera Holdings LLC(c),(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 13.000% 07/28/2026	14.000%	981,786	1,030,875
New Frontera Holdings LLC(e),(f)
2nd Lien Term Loan
1-month USD LIBOR + 1.500% 07/28/2028	2.500%	339,370	186,654
PG&E Corp.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 06/23/2025	3.500%	1,969,963	1,930,563
West Deptford Energy Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 08/03/2026	3.855%	1,524,899	1,317,955
WIN Waste Innovations Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 03/24/2028	3.250%	1,990,000	1,985,741
Total			15,417,540
Environmental 1.0%
EnergySolutions LLC/Envirocare of Utah LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 05/09/2025	4.750%	3,419,772	3,405,888

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Floating Rate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	3.500%	2,039,531	2,039,816
Harsco Corp.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 03/10/2028	2.750%	2,151,351	2,142,380
Rockwood Service Corp.(e),(f)
Term Loan
1-month USD LIBOR + 4.000% 01/23/2027	4.105%	1,060,458	1,061,338
Total			8,649,422
Finance Companies 0.5%
FinCo I LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 06/27/2025	2.605%	2,481,156	2,468,750
IGT Holding IV AB(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.000%	2,348,916	2,343,044
Total			4,811,794
Food and Beverage 1.9%
Aramark Intermediate HoldCo Corp.(e),(f)
Tranche B5 Term Loan
1-month USD LIBOR + 2.500% 04/06/2028	2.605%	2,023,518	2,013,401
B&G Foods, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 10/10/2026	2.605%	1,700,000	1,697,875
Naked Juice LLC(e),(f),(g)
1st Lien Term Loan
SOFR + 3.250% Floor 0.500% 01/24/2029	3.750%	709,091	707,822
SOFR + 3.250% Floor 0.500% 01/24/2029	3.750%	40,909	40,836
2nd Lien Term Loan
SOFR + 6.000% Floor 0.500% 01/24/2030	6.500%	1,000,000	1,005,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Primary Products Finance LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 10/25/2028	4.500%	4,161,302	4,182,108
Triton Water Holdings, Inc.(e),(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/31/2028	4.000%	4,379,445	4,342,614
United Natural Foods, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 10/22/2025	3.355%	2,083,850	2,082,766
US Foods, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 11/22/2028	2.855%	1,087,186	1,084,131
Total			17,156,553
Gaming 3.9%
Aristocrat Leisure Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 1.000% 10/19/2024	4.750%	2,959,950	2,968,593
Bally’s Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/02/2028	3.750%	2,802,644	2,798,748
Caesars Resort Collection LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	2.855%	1,873,287	1,862,160
Caesars Resort Collection LLC(e),(f),(g)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% 07/21/2025	3.605%	3,981,250	3,976,274
CBAC Borrower LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 07/08/2024	4.105%	1,866,148	1,838,155
Enterprise Development Authority(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 02/28/2028	5.000%	1,750,000	1,750,000
Flutter Entertainment PLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/21/2026	2.474%	3,384,393	3,373,664

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Golden Nugget Online Gaming, Inc.(c),(e),(f)
Term Loan
1-month USD LIBOR + 12.000% Floor 1.000% 10/04/2023	13.000%	1,500,000	1,590,000
Golden Nugget, Inc.(e),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 10/04/2023	4.513%	4,015,941	4,026,824
HRNI Holdings LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 12/11/2028	5.000%	5,076,783	5,089,475
PCI Gaming Authority(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 05/29/2026	2.605%	2,956,219	2,940,611
Scientific Games International, Inc.(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 2.750% 08/14/2024	2.855%	2,599,778	2,591,173
Total			34,805,677
Health Care 4.8%
Carestream Health, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 6.750% Floor 1.000% 05/08/2023	7.750%	1,211,071	1,211,579
Change Healthcare Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	3,022,592	3,018,814
CHG Healthcare Services, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/29/2028	4.000%	1,995,000	1,995,499
Envision Healthcare Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 10/10/2025	3.855%	2,807,149	2,168,270
ICON PLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/03/2028	2.750%	3,485,026	3,475,442
3-month USD LIBOR + 2.250% 07/03/2028	2.750%	868,296	865,909
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LifePoint Health, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/16/2025	3.855%	2,171,526	2,164,555
Medline Borrower LP(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	3.750%	5,604,475	5,579,087
National Mentor Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	2,617,893	2,588,075
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	82,844	81,900
National Mentor Holdings, Inc.(e),(f),(g),(h)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	3.750%	122,111	120,720
Ortho-Clinical Diagnostics, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 06/30/2025	3.102%	3,250,000	3,247,303
Phoenix Guarantor, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.250% 03/05/2026	3.355%	2,242,730	2,228,242
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 3.500% 03/05/2026	3.604%	992,500	988,441
Pluto Acquisition I, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.000% 06/22/2026	4.175%	1,943,359	1,931,699
Radiology Partners, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% 07/09/2025	4.355%	3,000,000	2,961,240
Select Medical Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/06/2025	2.360%	2,571,818	2,554,150
Surgery Center Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	1,985,000	1,981,407

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Floating Rate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Team Health Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/06/2024	3.750%	1,854,616	1,786,922
Upstream Newco, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.250% 11/20/2026	4.355%	1,979,975	1,978,747
Total			42,928,001
Independent Energy 0.8%
Hamilton Projects Acquiror LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.500% Floor 1.000% 06/17/2027	5.500%	1,699,125	1,696,288
Oryx Midstream Services Permian Basin LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/05/2028	3.750%	2,514,739	2,507,396
Parkway Generation LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 11/05/2028	5.250%	2,775,067	2,772,764
1-month USD LIBOR + 4.500% Floor 0.750% 11/05/2028	5.250%	388,510	388,509
Total			7,364,957
Leisure 3.8%
Alterra Mountain Co.(e),(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 08/17/2028	4.000%	3,078,501	3,070,805
Carnival Corp.(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 10/18/2028	4.000%	6,509,464	6,444,369
Crown Finance US, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 02/28/2025	3.500%	2,622,621	1,984,538
Tranche B1 Term Loan
1-month USD LIBOR + 7.000% 05/23/2024	7.000%	790,191	931,438
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Formula One Management Ltd.(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 02/01/2024	3.500%	4,000,000	3,981,680
Life Time, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 12/16/2024	5.750%	2,684,339	2,703,505
Metro-Goldwyn-Mayer, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.500% 07/03/2025	2.610%	1,775,141	1,769,230
2nd Lien Term Loan
3-month USD LIBOR + 4.500% Floor 1.000% 07/03/2026	5.500%	2,225,000	2,220,127
NAI Entertainment Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 05/08/2025	3.500%	2,941,192	2,882,368
UFC Holdings LLC(e),(f)
Tranche B3 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/29/2026	3.500%	4,028,926	3,993,109
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	2.860%	4,009,990	3,934,241
Total			33,915,410
Lodging 0.6%
Hilton Grand Vacations Borrower LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 08/02/2028	3.500%	2,757,794	2,751,479
Playa Resorts Holding BV(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 04/29/2024	3.750%	2,881,705	2,829,632
Total			5,581,111

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 7.4%
Alchemy Copyrights LLC(c),(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 03/10/2028	3.500%	2,468,812	2,465,726
AppLovin Corp.(e),(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 10/25/2028	3.500%	5,091,497	5,074,543
Cengage Learning, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	2,296,986	2,302,200
Clear Channel Outdoor Holdings, Inc.(e),(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 08/21/2026	3.799%	5,447,386	5,367,037
CMG Media Corp.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% 12/17/2026	3.605%	2,822,737	2,800,777
Creative Artists Agency LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 11/27/2026	3.855%	2,949,899	2,939,751
Dotdash Meredith, Inc.(e),(f)
Tranche B Term Loan
SOFR + 4.000% Floor 0.500% 12/01/2028	4.500%	3,342,544	3,336,962
E.W. Scripps Co. (The)(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 2.563% 05/01/2026	3.313%	1,473,618	1,467,562
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 01/07/2028	3.750%	1,000,500	999,249
Emerald Expositions Holding, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 05/22/2024	2.605%	2,781,795	2,685,128
Entravision Communications Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 11/29/2024	2.855%	1,061,250	1,047,984
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Gray Television, Inc.(e),(f)
Tranche D Term Loan
1-month USD LIBOR + 3.000% 12/01/2028	3.102%	3,000,000	2,991,750
Hubbard Radio LLC(c),(e),(f)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 03/28/2025	5.250%	2,630,089	2,639,952
iHeartCommunications, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 05/01/2026	3.105%	1,703,204	1,693,479
Indy US Bidco LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% 03/06/2028	3.855%	3,008,554	3,006,056
Learfield Communications LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/01/2023	4.250%	2,181,024	2,076,204
Lions Gate Capital Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 03/24/2025	2.355%	1,399,269	1,390,523
NASCAR Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/19/2026	2.605%	1,578,563	1,573,243
NEP Group, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/20/2025	3.355%	1,496,144	1,462,900
Nexstar Media, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.500% 09/18/2026	2.602%	3,225,492	3,213,396
Playtika Holding Corp.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 2.750% 03/13/2028	2.855%	3,134,211	3,122,144
PUG LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 02/12/2027	3.605%	4,025,406	3,988,493
Sinclair Television Group, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.000% 04/01/2028	3.110%	1,480,772	1,458,561

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Floating Rate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 03/15/2026	4.000%	995,000	992,891
Univision Communications, Inc.(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 01/31/2029	4.000%	6,250,000	6,238,312
Total			66,334,823
Midstream 2.2%
Buckeye Partners LP(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 2.250% 11/01/2026	2.354%	1,989,715	1,979,985
CQP Holdco LP(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 06/05/2028	4.250%	2,388,000	2,383,678
GIP III Stetson I LP/II LP(e),(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 07/18/2025	4.355%	4,193,110	4,077,799
ITT Holdings LLC(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/10/2028	3.250%	4,387,832	4,376,862
Navitas Midstream Midland Basin LLC(e),(f)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 12/13/2024	4.750%	2,048,282	2,047,074
Prairie ECI Acquiror LP(e),(f)
Term Loan
1-month USD LIBOR + 4.750% 03/11/2026	4.855%	1,637,500	1,600,149
Traverse Midstream Partners LLC(e),(f)
Term Loan
SOFR + 4.250% Floor 1.000% 09/27/2024	5.250%	2,786,799	2,779,832
Total			19,245,379
Oil Field Services 0.4%
ChampionX Corp.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 05/09/2025	2.625%	1,168,288	1,160,986
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lealand Finance Company BV(c),(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 06/28/2024	3.105%	33,314	19,989
Lealand Finance Company BV(e),(f)
Term Loan
3-month USD LIBOR + 1.000% 06/30/2025	1.105%	433,046	203,532
MRC Global, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 09/20/2024	3.105%	2,165,181	2,157,061
Total			3,541,568
Other Financial Institutions 1.1%
Freeport LNG Investments LLP(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/21/2028	4.000%	6,007,387	5,979,512
TaylorMade Golf Co.(e),(f),(g)
Term Loan
SOFR + 3.250% Floor 0.500% 01/26/2029	4.000%	1,646,957	1,640,781
Trans Union LLC(e),(f)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	2.750%	2,656,250	2,643,926
Total			10,264,219
Other Industry 1.2%
APi Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/01/2026	2.605%	1,683,544	1,678,914
1-month USD LIBOR + 2.750% 01/03/2029	2.855%	1,612,685	1,610,669
Hillman Group, Inc. (The)(e),(f),(g),(h)
Delayed Draw Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	2.790%	421,857	419,836
Hillman Group, Inc. (The)(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/14/2028	3.250%	1,757,199	1,748,782

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lightstone Holdco LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	2,814,072	2,396,239
Tranche C Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 01/30/2024	4.750%	158,718	135,152
Vericast Corp.(e),(f)
Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 06/16/2026	8.750%	1,114,029	1,012,841
WireCo WorldGroup(e),(f)
Term Loan
1-month USD LIBOR + 4.250% Floor 0.500% 11/13/2028	4.750%	1,488,810	1,486,949
Total			10,489,382
Packaging 2.7%
Altium Packaging LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 02/03/2028	3.250%	1,380,870	1,366,412
Anchor Glass Container Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/07/2023	3.750%	1,567,871	1,352,038
1-month USD LIBOR + 5.000% Floor 1.000% 12/07/2023	6.000%	475,200	408,377
2nd Lien Term Loan
3-month USD LIBOR + 7.750% Floor 1.000% 12/07/2024	8.750%	333,333	148,667
BWAY Holding Co.(e),(f),(g)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	3.372%	2,000,000	1,979,680
Charter Next Generation, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 12/01/2027	4.500%	2,772,995	2,775,158
Flex Acquisition Co., Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 03/02/2028	4.000%	1,966,114	1,961,946
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 06/29/2025	3.214%	1,550,108	1,540,947
Graham Packaging Co., Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.750% 08/04/2027	3.750%	2,066,166	2,058,418
Packaging Coordinators Midco, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/30/2027	4.500%	3,706,273	3,702,419
Pactiv Evergreen Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 09/24/2028	4.000%	1,326,176	1,322,450
Pactiv Evergreen, Inc.(e),(f)
Tranche B2 Term Loan
1-month USD LIBOR + 3.250% 02/05/2026	3.355%	1,039,500	1,031,537
Tosca Services LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 08/18/2027	4.250%	1,980,000	1,975,050
Trident TPI Holdings, Inc.(e),(f),(g),(h)
Delayed Draw Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	4.201%	297,542	297,753
Trident TPI Holdings, Inc.(e),(f),(g)
Tranche B3 Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 09/15/2028	4.500%	2,094,533	2,096,020
Twist Beauty International Holdings S.A.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 04/20/2024	4.000%	625,030	604,716
Total			24,621,588
Pharmaceuticals 2.4%
Bausch Health Companies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.105%	2,904,550	2,880,355

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Floating Rate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(e),(f),(g)
Term Loan
SOFR + 5.250% Floor 0.500% 01/27/2027	5.750%	2,000,000	1,983,120
Elanco Animal Health, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	1.852%	1,923,995	1,892,730
Endo Luxembourg Finance Co. I SARL(e),(f)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 03/27/2028	5.750%	3,021,443	2,937,507
Grifols Worldwide Operations Ltd.(e),(f)
Tranche B Term Loan
SOFR + 2.000% 11/15/2027	2.105%	2,164,770	2,136,910
Jazz Pharmaceuticals PLC(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	4.000%	2,388,000	2,387,713
Mallinckrodt International Finance SA(e),(f)
Term Loan
3-month USD LIBOR + 5.000% Floor 0.750% 02/24/2025	6.250%	1,683,607	1,573,129
Organon & Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	3.500%	2,637,279	2,632,664
Sunshine Luxembourg VII SARL(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 10/01/2026	4.500%	3,428,451	3,423,754
Total			21,847,882
Property & Casualty 2.5%
Asurion LLC(e),(f)
Tranche B3 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/31/2028	5.355%	1,600,000	1,601,328
Tranche B4 2nd Lien Term Loan
1-month USD LIBOR + 5.250% 01/20/2029	5.355%	2,355,981	2,357,466
Tranche B6 Term Loan
3-month USD LIBOR + 3.125% 11/03/2023	3.230%	832,063	829,608
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	3.105%	1,322,038	1,314,714
Tranche B8 Term Loan
1-month USD LIBOR + 3.250% 12/23/2026	3.355%	2,005,006	1,989,968
Tranche B9 Term Loan
1-month USD LIBOR + 3.250% 07/31/2027	3.355%	1,488,750	1,478,329
Hub International Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 04/25/2025	3.017%	2,976,884	2,941,845
Tranche B3 Term Loan
1-month USD LIBOR + 3.250% Floor 0.750% 04/25/2025	4.000%	2,136,508	2,131,530
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub, Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 12/31/2025	3.355%	2,411,555	2,394,482
3-month USD LIBOR + 3.750% 09/03/2026	3.855%	1,243,622	1,240,824
USI, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	3.224%	2,063,022	2,050,128
1-month USD LIBOR + 3.250% 12/02/2026	3.474%	1,974,844	1,964,259
Total			22,294,481
Railroads 0.2%
Genesee & Wyoming, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 12/30/2026	2.224%	1,979,849	1,968,366
Restaurants 1.2%
1011778 BC ULC(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.855%	4,189,743	4,124,927
IRB Holding Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 12/15/2027	4.250%	1,980,000	1,980,000
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	1,243,540	1,240,046

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whatabrands LLC(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/03/2028	3.750%	3,784,212	3,772,405
Total			11,117,378
Retailers 2.4%
Belk, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 7.500% Floor 1.000% 07/31/2025	8.500%	532,052	529,392
Burlington Coat Factory Warehouse Corp.(e),(f)
Tranche B6 Term Loan
1-month USD LIBOR + 2.000% 06/24/2028	2.110%	2,310,423	2,303,445
Great Outdoors Group LLC(e),(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/06/2028	4.500%	7,864,292	7,856,113
Harbor Freight Tools USA, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 10/19/2027	3.250%	2,947,576	2,934,813
Osmosis Buyer Limited(e),(f),(g)
Delayed Draw Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 07/31/2028	4.500%	262,388	262,685
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.500% 07/31/2028	4.500%	3,354,693	3,358,484
PetSmart LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/11/2028	4.500%	3,980,000	3,971,284
Total			21,216,216
Technology 20.8%
Arches Buyer, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 12/06/2027	3.750%	3,386,696	3,361,905
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ascend Learning LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	2,200,463	2,197,712
Ascend Learning LLC(e),(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	6.250%	4,746,828	4,769,091
athenahealth, Inc.(e),(f),(g)
Delayed Draw Term Loan
SOFR + 3.500% Floor 0.500% 01/26/2029	4.000%	956,581	951,999
Term Loan
SOFR + 3.500% Floor 0.500% 01/26/2029	4.000%	5,643,828	5,616,794
athenahealth, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.250% 02/11/2026	4.400%	5,072,493	5,068,688
Atlas CC Acquisition Corp.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	2,149,761	2,157,478
Tranche C 1st Lien Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 05/25/2028	5.000%	437,239	438,809
Atlas Purchaser, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.750% 05/08/2028	6.000%	3,985,000	3,908,608
Avaya, Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.250% 12/15/2027	4.356%	2,982,808	2,990,265
Avaya, Inc.(e),(f),(g)
Tranche B2 Term Loan
1-month USD LIBOR + 4.000% 12/15/2027	4.106%	3,195,555	3,193,063
Camelot U.S. Acquisition 1 Co.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 10/30/2026	4.000%	2,724,981	2,719,013
1-month USD LIBOR + 3.000% 10/30/2026	3.105%	1,243,655	1,238,991

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Floating Rate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Celestica, Inc.(c),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.125% 06/27/2025	2.233%	2,531,786	2,519,127
Cloudera, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/08/2028	4.250%	2,733,906	2,725,376
CommScope, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	3.355%	4,515,267	4,432,502
CoreLogic, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/02/2028	4.000%	3,740,625	3,717,246
Cornerstone OnDemand, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/16/2028	4.250%	2,682,483	2,673,255
Cyxtera DC Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/01/2024	4.000%	1,938,882	1,928,140
Dawn Acquisition LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 12/31/2025	3.974%	4,263,659	3,603,985
DCert Buyer, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 10/16/2026	4.105%	4,480,674	4,477,896
Dun & Bradstreet Corp. (The)(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 02/06/2026	3.358%	3,607,725	3,591,635
Tranche B2 Term Loan
SOFR + 3.250% 01/18/2029	3.309%	1,003,826	1,001,317
Endurance International Group Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/10/2028	4.250%	3,138,077	3,106,037
Everi Holdings, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.500% 08/03/2028	3.000%	2,526,131	2,519,033
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Evertec Group LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/27/2024	3.605%	2,329,963	2,326,072
GoTo Group, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.750% 08/31/2027	4.856%	3,472,462	3,440,828
Idemia Group SAS(e),(f),(g)
Tranche B3 Term Loan
1-month USD LIBOR + 4.500% Floor 0.750% 01/10/2026	5.250%	4,355,382	4,350,853
Idera, Inc.(e),(f)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/02/2028	4.500%	3,185,091	3,184,422
II-VI, Inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 12/08/2028	3.250%	2,341,613	2,335,759
Informatica LLC(e),(f)
Term Loan
1-month USD LIBOR + 2.750% 10/27/2028	2.875%	3,724,979	3,706,354
Ingram Micro, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/30/2028	4.000%	4,702,872	4,693,090
ION Trading Finance Ltd.(e),(f)
Term Loan
1-month USD LIBOR + 4.750% 04/01/2028	4.974%	1,931,471	1,931,471
Loyalty Ventures, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	5.000%	3,114,676	3,105,581
Lummus Technology Holdings V LLC(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% Floor 1.000% 06/30/2027	3.605%	1,884,799	1,876,563
MA FinanceCo LLC(c),(e),(f)
Tranche B4 Term Loan
1-month USD LIBOR + 4.250% Floor 1.000% 06/05/2025	5.250%	601,562	600,811

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Maxar Technologies Ltd.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 10/04/2024	2.860%	1,988,586	1,968,978
McAfee LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 09/30/2024	3.859%	3,214,504	3,210,839
Misys Ltd.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	4.500%	3,945,802	3,930,650
Mitchell International, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 10/15/2028	4.250%	1,343,904	1,332,145
MKS Instruments, inc.(e),(f),(g)
Term Loan
1-month USD LIBOR + 2.251% Floor 0.500% 10/20/2028	2.750%	2,253,662	2,248,727
Monotype Imaging Holdings, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 10/09/2026	5.750%	1,920,187	1,917,787
MYOB US Borrower LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 05/06/2026	4.105%	1,608,750	1,602,042
Natel Engineering Co., Inc.(e),(f)
Term Loan
3-month USD LIBOR + 6.250% Floor 1.000% 04/30/2026	7.250%	2,891,821	2,821,926
NCR Corp.(e),(f)
Term Loan
1-month USD LIBOR + 2.500% 08/28/2026	2.800%	1,962,349	1,940,823
Nielsen Finance LLC/VNU, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.000% 10/04/2023	2.104%	2,350,449	2,348,827
NortonLifeLock, Inc.(e),(f),(g)
Term Loan
SOFR + 2.000% Floor 0.500% 01/28/2029	2.500%	3,620,943	3,602,838
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Peraton Corp.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	4.500%	5,081,527	5,073,041
Pitney Bowes, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 4.000% 03/17/2028	4.110%	2,575,135	2,574,337
Plantronics, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 07/02/2025	2.605%	2,000,000	1,962,220
Presidio Holdings Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.500% 01/22/2027	3.791%	1,736,776	1,731,357
Proofpoint, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	3.750%	2,000,000	1,988,880
Rackspace Technology Global, Inc.(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 02/15/2028	3.500%	2,233,125	2,209,856
Riverbed Technology, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 6.000% Floor 1.000% 12/07/2026	9.000%	1,052,340	1,023,926
Sabre GLBL Inc.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.000%	735,367	724,337
Tranche B2 Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/17/2027	4.000%	1,172,219	1,154,636
Seattle SpinCo, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	2.855%	1,785,432	1,762,007
Tranche B1 Term Loan
SOFR + 4.000% Floor 0.500% 02/26/2027	4.500%	1,871,123	1,861,767

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Floating Rate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sitel Group(e),(f)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 08/28/2028	4.250%	2,060,471	2,060,471
Sophia LP(e),(f)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 10/07/2027	4.000%	1,782,034	1,780,359
Sovos Compliance LLC(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	4.803%	791,798	794,933
Sovos Compliance LLC(e),(f),(g),(h)
Delayed Draw 1st Lien Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 08/11/2028	4.500%	136,736	137,278
SS&C Technologies Holdings, Inc.(e),(f)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.855%	669,121	660,757
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.855%	543,173	536,383
Tempo Acquisition LLC(e),(f)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 11/02/2026	0.000%	2,969,887	2,974,847
TIBCO Software, Inc.(e),(f)
2nd Lien Term Loan
1-month USD LIBOR + 7.250% 03/03/2028	7.360%	1,250,000	1,253,125
Tranche B3 Term Loan
1-month USD LIBOR + 3.750% 06/30/2026	3.860%	2,189,844	2,185,464
TTM Technologies, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/28/2024	2.602%	1,020,496	1,018,792
UKG, Inc.(e),(f)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	2,970,056	2,960,255
3-month USD LIBOR + 3.750% 05/04/2026	3.855%	2,211,748	2,207,214
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(e),(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	5.750%	2,562,922	2,581,067
Ultra Clean Holdings, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.750% 08/27/2025	3.855%	1,993,631	1,995,505
Veritas, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 5.000% Floor 1.000% 09/01/2025	6.000%	2,361,827	2,356,915
Verscend Holdings Corp.(e),(f)
Tranche B1 Term Loan
1-month USD LIBOR + 4.000% 08/27/2025	4.105%	2,487,500	2,485,012
Xperi Holding Corp.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 3.500% 06/08/2028	3.605%	3,216,839	3,212,142
Total			186,652,234
Transportation Services 0.3%
First Student Bidco Inc.(e),(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.500%	2,151,446	2,138,601
Tranche C Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 07/21/2028	3.500%	794,158	789,417
Total			2,928,018
Wireless 0.7%
Numericable US LLC(e),(f)
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	3.500%	3,381,375	3,335,726
SBA Senior Finance II LLC(e),(f)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.860%	2,809,604	2,784,430
Total			6,120,156
Wirelines 0.9%
Level 3 Financing, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 1.750% 03/01/2027	1.855%	2,395,028	2,353,498

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lumen Technologies, Inc.(e),(f)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.355%	1,470,000	1,444,834
Zayo Group Holdings, Inc.(e),(f)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.105%	4,447,533	4,381,531
Total			8,179,863
Total Senior Loans (Cost $839,836,556)			835,600,542

Warrants 0.5%
Issuer	Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.3%
Windstream Corp.(a),(c)	139,708	2,654,452
Entertainment 0.0%
Cineworld Finance US, Inc.(a)	239,433	48,246
Media 0.2%
iHeartCommunications, Inc.(a)	84,607	1,734,443
Total Communication Services		4,437,141
Warrants (continued)
Issuer	Shares	Value ($)
Financials 0.0%
Diversified Financial Services 0.0%
Spectacle BidCo Holdings, Inc.(a)	190,476	480,779
Total Financials		480,779
Total Warrants (Cost $2,941,136)		4,917,920

Money Market Funds 10.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(i),(j)	92,168,853	92,150,419
Total Money Market Funds (Cost $92,153,104)		92,150,419
Total Investments in Securities (Cost: $990,966,392)		988,552,672
Other Assets & Liabilities, Net		(92,208,643)
Net Assets		896,344,029

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2022, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $31,315,193, which represents 3.49% of total net assets.
(e)	The stated interest rate represents the weighted average interest rate at January 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(f)	Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
(g)	Represents a security purchased on a forward commitment basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Floating Rate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	At January 31, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Hillman Group, Inc. (The) Delayed Draw Term Loan 07/14/2028 2.790%	388,185
National Mentor Holdings, Inc. Delayed Draw 1st Lien Term Loan 03/02/2028 3.750%	122,111
Sovos Compliance LLC Delayed Draw 1st Lien Term Loan 08/11/2028 4.500%	136,736
Trident TPI Holdings, Inc. Delayed Draw Tranche B3 Term Loan 09/15/2028 4.201%	66,311

(i)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	49,900,918	168,315,524	(126,063,338)	(2,685)	92,150,419	(2,978)	21,584	92,168,853
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	608,793	4,258,798	—	4,867,591
Consumer Discretionary	335,328	4,120	—	339,448
Energy	—	1,010,260	1,386,069	2,396,329
Financials	—	—	0*	0*
Industrials	—	1,078,206	—	1,078,206
Information Technology	—	128,472	—	128,472
Total Common Stocks	944,121	6,479,856	1,386,069	8,810,046
Convertible Bonds	—	1,396,184	—	1,396,184
Convertible Preferred Stocks
Information Technology	—	173,854	—	173,854
Total Convertible Preferred Stocks	—	173,854	—	173,854
Corporate Bonds & Notes	—	38,651,707	—	38,651,707
Exchange-Traded Fixed Income Funds	6,852,000	—	—	6,852,000
Senior Loans	—	824,734,062	10,866,480	835,600,542
Warrants
Communication Services	—	1,782,689	2,654,452	4,437,141
Financials	—	480,779	—	480,779
Total Warrants	—	2,263,468	2,654,452	4,917,920
Money Market Funds	92,150,419	—	—	92,150,419
Total Investments in Securities	99,946,540	873,699,131	14,907,001	988,552,672

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Floating Rate Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2021 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2022 ($)
Common Stocks	1,387,813	—	(1,599,492)	1,823,045	—	(9,159)	9,605	(225,743)	1,386,069
Senior Loans	18,647,106	9,738	5,953	63,404	—	(2,316,121)	3,230,632	(8,774,232)	10,866,480
Warrants	-	—	—	523,905	—	—	2,130,547	—	2,654,452
Total	20,034,919	9,738	(1,593,539)	2,410,354	—	(2,325,280)	5,370,784	(8,999,975)	14,907,001
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2022 was $770,335 , which is comprised of Common Stocks of $223,048,Senior Loans of $23,382 and Warrants of $523,905
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, common stocks and warrants classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	27

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $898,813,288)	$896,402,253
Affiliated issuers (cost $92,153,104)	92,150,419
Cash	1,787,798
Receivable for:
Investments sold	315,694
Investments sold on a delayed delivery basis	8,166,900
Capital shares sold	8,481,400
Dividends	6,050
Interest	2,626,554
Expense reimbursement due from Investment Manager	1,158
Prepaid expenses	10,012
Other assets	17,417
Total assets	1,009,965,655
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	109,533,548
Capital shares purchased	1,504,959
Distributions to shareholders	2,308,110
Management services fees	46,918
Distribution and/or service fees	7,156
Transfer agent fees	51,931
Compensation of board members	107,493
Compensation of chief compliance officer	70
Other expenses	61,441
Total liabilities	113,621,626
Net assets applicable to outstanding capital stock	$896,344,029
Represented by
Paid in capital	968,012,835
Total distributable earnings (loss)	(71,668,806)
Total - representing net assets applicable to outstanding capital stock	$896,344,029
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Floating Rate Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
January 31, 2022 (Unaudited)
Class A
Net assets	$228,093,536
Shares outstanding	6,472,155
Net asset value per share	$35.24
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$36.33
Advisor Class
Net assets	$25,795,791
Shares outstanding	733,074
Net asset value per share	$35.19
Class C
Net assets	$30,508,838
Shares outstanding	865,545
Net asset value per share	$35.25
Institutional Class
Net assets	$326,498,890
Shares outstanding	9,276,953
Net asset value per share	$35.19
Institutional 2 Class
Net assets	$99,561,988
Shares outstanding	2,814,250
Net asset value per share	$35.38
Institutional 3 Class
Net assets	$184,693,737
Shares outstanding	5,242,889
Net asset value per share	$35.23
Class R
Net assets	$1,191,249
Shares outstanding	33,774
Net asset value per share	$35.27
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	29

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$139,293
Dividends — affiliated issuers	21,584
Interest	15,846,464
Interfund lending	86
Total income	16,007,427
Expenses:
Management services fees	2,597,787
Distribution and/or service fees
Class A	272,502
Class C	150,832
Class R	3,188
Transfer agent fees
Class A	102,390
Advisor Class	10,459
Class C	14,165
Institutional Class	127,927
Institutional 2 Class	25,890
Institutional 3 Class	4,632
Class R	599
Compensation of board members	19,283
Custodian fees	89,540
Printing and postage fees	19,154
Registration fees	64,548
Audit fees	20,076
Legal fees	8,903
Compensation of chief compliance officer	70
Other	9,899
Total expenses	3,541,844
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(108,130)
Fees waived by transfer agent
Institutional 2 Class	(726)
Institutional 3 Class	(1,627)
Expense reduction	(40)
Total net expenses	3,431,321
Net investment income	12,576,106
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,110,431)
Investments — affiliated issuers	(2,978)
Net realized loss	(1,113,409)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	441,834
Investments — affiliated issuers	(2,685)
Net change in unrealized appreciation (depreciation)	439,149
Net realized and unrealized loss	(674,260)
Net increase in net assets resulting from operations	$11,901,846
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Floating Rate Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$12,576,106	$22,057,410
Net realized loss	(1,113,409)	(17,901,291)
Net change in unrealized appreciation (depreciation)	439,149	53,730,011
Net increase in net assets resulting from operations	11,901,846	57,886,130
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,387,711)	(6,036,999)
Advisor Class	(374,387)	(621,624)
Class C	(354,985)	(837,484)
Institutional Class	(4,586,160)	(6,902,732)
Institutional 2 Class	(1,568,020)	(2,551,217)
Institutional 3 Class	(2,913,089)	(3,488,582)
Class R	(18,165)	(40,694)
Total distributions to shareholders	(13,202,517)	(20,479,332)
Increase in net assets from capital stock activity	147,613,296	80,518,152
Total increase in net assets	146,312,625	117,924,950
Net assets at beginning of period	750,031,404	632,106,454
Net assets at end of period	$896,344,029	$750,031,404
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	31

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,061,871	37,535,027	1,360,315	47,505,483
Distributions reinvested	92,726	3,274,136	168,573	5,863,512
Redemptions	(701,887)	(24,807,034)	(1,671,320)	(57,672,560)
Net increase (decrease)	452,710	16,002,129	(142,432)	(4,303,565)
Advisor Class
Subscriptions	247,283	8,731,858	254,730	8,909,862
Distributions reinvested	10,618	374,350	17,881	621,353
Redemptions	(146,767)	(5,183,212)	(250,733)	(8,619,954)
Net increase	111,134	3,922,996	21,878	911,261
Class C
Subscriptions	154,043	5,444,543	153,611	5,385,087
Distributions reinvested	8,522	301,009	21,338	740,211
Redemptions	(152,032)	(5,378,473)	(769,479)	(26,746,574)
Net increase (decrease)	10,533	367,079	(594,530)	(20,621,276)
Institutional Class
Subscriptions	3,626,609	128,035,747	3,469,850	121,185,885
Distributions reinvested	105,658	3,725,748	164,826	5,726,721
Redemptions	(1,537,976)	(54,311,596)	(2,992,997)	(103,255,233)
Net increase	2,194,291	77,449,899	641,679	23,657,373
Institutional 2 Class
Subscriptions	867,141	30,800,055	1,298,817	45,577,648
Distributions reinvested	44,223	1,567,800	72,918	2,550,776
Redemptions	(795,390)	(28,286,626)	(735,768)	(25,496,012)
Net increase	115,974	4,081,229	635,967	22,632,412
Institutional 3 Class
Subscriptions	1,258,562	44,531,343	1,770,785	61,786,829
Distributions reinvested	82,535	2,913,089	99,985	3,485,481
Redemptions	(43,334)	(1,531,501)	(192,248)	(6,682,908)
Net increase	1,297,763	45,912,931	1,678,522	58,589,402
Class R
Subscriptions	2,236	79,040	18,777	659,715
Distributions reinvested	462	16,331	1,060	36,894
Redemptions	(6,170)	(218,338)	(29,877)	(1,044,064)
Net decrease	(3,472)	(122,967)	(10,040)	(347,455)
Total net increase	4,178,933	147,613,296	2,231,044	80,518,152

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Floating Rate Fund | Semiannual Report 2022

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Columbia Floating Rate Fund | Semiannual Report 2022	33

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.28	0.53	(0.01)	0.52	(0.56)	(0.56)
Year Ended 7/31/2021	$33.22	1.12	1.98	3.10	(1.04)	(1.04)
Year Ended 7/31/2020	$35.88	1.48	(2.62)	(1.14)	(1.52)	(1.52)
Year Ended 7/31/2019	$36.61	1.68	(0.69)	0.99	(1.72)	(1.72)
Year Ended 7/31/2018	$36.24	1.40	0.29	1.69	(1.32)	(1.32)
Year Ended 7/31/2017	$35.55	1.32	0.69	2.01	(1.32)	(1.32)
Advisor Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.23	0.57	(0.01)	0.56	(0.60)	(0.60)
Year Ended 7/31/2021	$33.17	1.21	1.97	3.18	(1.12)	(1.12)
Year Ended 7/31/2020	$35.82	1.56	(2.61)	(1.05)	(1.60)	(1.60)
Year Ended 7/31/2019	$36.55	1.76	(0.69)	1.07	(1.80)	(1.80)
Year Ended 7/31/2018	$36.18	1.52	0.29	1.81	(1.44)	(1.44)
Year Ended 7/31/2017	$35.49	1.40	0.73	2.13	(1.44)	(1.44)
Class C(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.29	0.39	(0.01)	0.38	(0.42)	(0.42)
Year Ended 7/31/2021	$33.23	0.87	1.97	2.84	(0.78)	(0.78)
Year Ended 7/31/2020	$35.89	1.24	(2.62)	(1.38)	(1.28)	(1.28)
Year Ended 7/31/2019	$36.62	1.40	(0.69)	0.71	(1.44)	(1.44)
Year Ended 7/31/2018	$36.25	1.12	0.29	1.41	(1.04)	(1.04)
Year Ended 7/31/2017	$35.56	1.04	0.73	1.77	(1.08)	(1.08)
Institutional Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.23	0.57	(0.01)	0.56	(0.60)	(0.60)
Year Ended 7/31/2021	$33.18	1.21	1.96	3.17	(1.12)	(1.12)
Year Ended 7/31/2020	$35.83	1.56	(2.61)	(1.05)	(1.60)	(1.60)
Year Ended 7/31/2019	$36.56	1.76	(0.69)	1.07	(1.80)	(1.80)
Year Ended 7/31/2018	$36.20	1.48	0.32	1.80	(1.44)	(1.44)
Year Ended 7/31/2017	$35.51	1.36	0.77	2.13	(1.44)	(1.44)
Institutional 2 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.42	0.58	(0.01)	0.57	(0.61)	(0.61)
Year Ended 7/31/2021	$33.35	1.22	1.99	3.21	(1.14)	(1.14)
Year Ended 7/31/2020	$36.01	1.52	(2.54)	(1.02)	(1.64)	(1.64)
Year Ended 7/31/2019	$36.74	1.76	(0.69)	1.07	(1.80)	(1.80)
Year Ended 7/31/2018	$36.38	1.56	0.24	1.80	(1.44)	(1.44)
Year Ended 7/31/2017	$35.69	1.40	0.73	2.13	(1.44)	(1.44)
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Floating Rate Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.24	1.47%	1.05%(d)	1.02%(d),(e)	2.96%(d)	15%	$228,094
Year Ended 7/31/2021	$35.28	9.35%	1.06%	1.02%(e)	3.24%	75%	$212,382
Year Ended 7/31/2020	$33.22	(3.11%)	1.05%	1.02%(e)	4.32%	37%	$204,715
Year Ended 7/31/2019	$35.88	2.79%	1.02%	1.02%	4.68%	32%	$323,191
Year Ended 7/31/2018	$36.61	4.75%	1.04%	1.03%(e)	3.85%	67%	$386,052
Year Ended 7/31/2017	$36.24	5.74%	1.05%	1.03%	3.58%	76%	$366,211
Advisor Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.19	1.60%	0.80%(d)	0.77%(d),(e)	3.21%(d)	15%	$25,796
Year Ended 7/31/2021	$35.23	9.73%	0.81%	0.77%(e)	3.48%	75%	$21,910
Year Ended 7/31/2020	$33.17	(2.99%)	0.80%	0.77%(e)	4.56%	37%	$19,905
Year Ended 7/31/2019	$35.82	3.05%	0.77%	0.77%	4.95%	32%	$29,255
Year Ended 7/31/2018	$36.55	5.01%	0.80%	0.78%(e)	4.14%	67%	$35,048
Year Ended 7/31/2017	$36.18	6.13%	0.80%	0.78%	3.84%	76%	$17,868
Class C(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.25	1.09%	1.80%(d)	1.77%(d),(e)	2.20%(d)	15%	$30,509
Year Ended 7/31/2021	$35.29	8.56%	1.81%	1.77%(e)	2.52%	75%	$30,173
Year Ended 7/31/2020	$33.23	(3.83%)	1.80%	1.77%(e)	3.56%	37%	$48,167
Year Ended 7/31/2019	$35.89	2.02%	1.77%	1.77%	3.93%	32%	$75,406
Year Ended 7/31/2018	$36.62	3.96%	1.79%	1.78%(e)	3.09%	67%	$89,274
Year Ended 7/31/2017	$36.25	4.96%	1.80%	1.78%	2.83%	76%	$99,233
Institutional Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.19	1.60%	0.80%(d)	0.77%(d),(e)	3.21%(d)	15%	$326,499
Year Ended 7/31/2021	$35.23	9.73%	0.81%	0.77%(e)	3.49%	75%	$249,552
Year Ended 7/31/2020	$33.18	(2.99%)	0.80%	0.77%(e)	4.59%	37%	$213,695
Year Ended 7/31/2019	$35.83	3.05%	0.77%	0.77%	4.93%	32%	$446,512
Year Ended 7/31/2018	$36.56	5.01%	0.79%	0.78%(e)	4.09%	67%	$534,756
Year Ended 7/31/2017	$36.20	6.01%	0.80%	0.78%	3.82%	76%	$505,884
Institutional 2 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.38	1.62%	0.76%(d)	0.73%(d)	3.25%(d)	15%	$99,562
Year Ended 7/31/2021	$35.42	9.70%	0.77%	0.73%	3.51%	75%	$95,567
Year Ended 7/31/2020	$33.35	(2.80%)	0.77%	0.73%	4.51%	37%	$68,780
Year Ended 7/31/2019	$36.01	2.98%	0.74%	0.74%	4.91%	32%	$56,376
Year Ended 7/31/2018	$36.74	5.16%	0.76%	0.74%	4.23%	67%	$103,392
Year Ended 7/31/2017	$36.38	6.04%	0.75%	0.74%	3.86%	76%	$20,485
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	35

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.27	0.59	(0.01)	0.58	(0.62)	(0.62)
Year Ended 7/31/2021	$33.21	1.23	1.99	3.22	(1.16)	(1.16)
Year Ended 7/31/2020	$35.87	1.60	(2.62)	(1.02)	(1.64)	(1.64)
Year Ended 7/31/2019	$36.60	1.80	(0.69)	1.11	(1.84)	(1.84)
Year Ended 7/31/2018	$36.23	1.52	0.29	1.81	(1.44)	(1.44)
Year Ended 7/31/2017	$35.56	1.40	0.71	2.11	(1.44)	(1.44)
Class R(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.31	0.49	(0.02)	0.47	(0.51)	(0.51)
Year Ended 7/31/2021	$33.25	1.04	1.97	3.01	(0.95)	(0.95)
Year Ended 7/31/2020	$35.91	1.40	(2.62)	(1.22)	(1.44)	(1.44)
Year Ended 7/31/2019	$36.64	1.60	(0.73)	0.87	(1.60)	(1.60)
Year Ended 7/31/2018	$36.27	1.28	0.33	1.61	(1.24)	(1.24)
Year Ended 7/31/2017	$35.59	1.20	0.72	1.92	(1.24)	(1.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Floating Rate Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.23	1.65%	0.71%(d)	0.68%(d)	3.30%(d)	15%	$184,694
Year Ended 7/31/2021	$35.27	9.82%	0.72%	0.68%	3.55%	75%	$139,132
Year Ended 7/31/2020	$33.21	(2.90%)	0.71%	0.69%	4.66%	37%	$75,271
Year Ended 7/31/2019	$35.87	3.13%	0.69%	0.69%	5.02%	32%	$106,005
Year Ended 7/31/2018	$36.60	5.10%	0.70%	0.69%	4.18%	67%	$107,695
Year Ended 7/31/2017	$36.23	6.11%	0.70%	0.70%	3.82%	76%	$123,550
Class R(c)
Six Months Ended 1/31/2022 (Unaudited)	$35.27	1.34%	1.30%(d)	1.27%(d),(e)	2.70%(d)	15%	$1,191
Year Ended 7/31/2021	$35.31	9.16%	1.31%	1.27%(e)	2.99%	75%	$1,315
Year Ended 7/31/2020	$33.25	(3.46%)	1.30%	1.27%(e)	4.06%	37%	$1,572
Year Ended 7/31/2019	$35.91	2.54%	1.27%	1.27%	4.42%	32%	$2,439
Year Ended 7/31/2018	$36.64	4.48%	1.29%	1.28%(e)	3.53%	67%	$2,844
Year Ended 7/31/2017	$36.27	5.48%	1.30%	1.28%	3.33%	76%	$6,526
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Floating Rate Fund | Semiannual Report 2022	37

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Floating Rate Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
38	Columbia Floating Rate Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan participations and assignments of all or a portion of a loan. When the Fund purchases a senior loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (Selling Participant), but not the borrower, and assumes the credit risk of the borrower, Selling Participant and any other parties positioned between the Fund and the borrower. In addition, the Fund may not directly benefit from the collateral supporting the senior loan that it has purchased from the Selling Participant. In contrast, when the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan participations and assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid when purchased, may become illiquid.
Columbia Floating Rate Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The Fund may enter into senior loan participations and assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
40	Columbia Floating Rate Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.65% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Columbia Floating Rate Fund | Semiannual Report 2022	41

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective December 1, 2021 through November 30, 2022, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
42	Columbia Floating Rate Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $882,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00(a)	120,089
Class C	—	1.00(b)	1,271

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2022
Class A	1.02%
Advisor Class	0.77
Class C	1.77
Institutional Class	0.77
Institutional 2 Class	0.73
Institutional 3 Class	0.68
Class R	1.27
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, effective December 1, 2021 through November 30, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Floating Rate Fund | Semiannual Report 2022	43

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
990,966,000	8,994,000	(11,407,000)	(2,413,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2021, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(8,830,874)	(59,094,877)	(67,925,751)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $286,980,512 and $121,863,419, respectively, for the six months ended January 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
44	Columbia Floating Rate Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended January 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,700,000	0.61	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Floating rate loan risk
Floating rate loans are generally subject to legal or contractual restrictions on resale, may trade infrequently on the secondary market, may trade only in the over-the-counter market and are typically subject to extended settlement periods. Each of these factors may result in increased liquidity risk and impaired value when the Fund needs to liquidate such loans. Additionally, portfolio managers may avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. A decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund’s performance. Certain floating rate and other loans may not be fully collateralized and may decline in value. Because rates on certain floating rate loans reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can cause fluctuations in the Fund’s NAV.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments
Columbia Floating Rate Fund | Semiannual Report 2022	45

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise, though the values of floating rate instruments tend to move less in response to changes in interest rates than the values of fixed rate instruments. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not keep pace with increases in interest rates. Because rates on certain floating rate loans and floating rate debt instruments reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV. Because the Fund invests primarily in floating rate loans and floating rate debt securities, a decrease in interest rates will typically reduce the amount of income the Fund receives from such loans. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority and the ICE Benchmark Administration have announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. It is possible that a subset of LIBOR settings will be published after this date on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Markets are slowly developing in response to the elimination of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Alternatives to LIBOR have been established or are in development in most major currencies, including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant
46	Columbia Floating Rate Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2022, affiliated shareholders of record owned 47.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Columbia Floating Rate Fund | Semiannual Report 2022	47

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
48	Columbia Floating Rate Fund | Semiannual Report 2022

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Columbia Floating Rate Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR149_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Global Opportunities Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Global Opportunities Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Global Opportunities Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	01/23/85	-3.21	3.10	7.57	6.52
	Including sales charges		-8.80	-2.80	6.30	5.89
Advisor Class*		11/08/12	-3.08	3.32	7.84	6.75
Class C	Excluding sales charges	06/26/00	-3.57	2.28	6.75	5.71
	Including sales charges		-4.46	1.33	6.75	5.71
Institutional Class		09/27/10	-3.08	3.33	7.84	6.78
Institutional 2 Class*		11/08/12	-3.12	3.32	7.88	6.83
Institutional 3 Class*		03/01/17	-3.05	3.42	7.91	6.69
Class R		12/11/06	-3.36	2.82	7.29	6.23
Blended Benchmark			-2.89	2.95	7.67	6.11
MSCI ACWI All Cap Index (Net)			-1.09	12.20	12.28	10.59
Bloomberg Global Aggregate Index			-4.83	-5.83	2.70	1.39
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to December 14, 2012 reflects returns achieved pursuant to different principal investment strategies.
The Blended Benchmark consists of 50% MSCI ACWI All Cap Index (Net) and 50% Bloomberg Global Aggregate Index.
The MSCI ACWI All Cap Index (Net) captures large-, mid-, small- and micro-cap representation across 24 developed markets countries and large-, mid- and small-cap representation across 21 emerging markets countries.
The Bloomberg Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets. Effective August 24, 2021, the Bloomberg Barclays Global Aggregate Index was rebranded as the Bloomberg Global Aggregate Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI All Cap Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Global Opportunities Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at January 31, 2022)
Communication Services	8.8
Consumer Discretionary	13.5
Consumer Staples	5.9
Energy	5.0
Financials	14.1
Health Care	11.4
Industrials	11.0
Information Technology	23.6
Materials	2.7
Real Estate	1.9
Utilities	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at January 31, 2022)
Argentina	0.5
Australia	0.4
Austria	0.7
Bahamas	0.1
Belgium	0.4
Brazil	0.6
Canada	1.2
China	5.3
Denmark	0.1
Finland	0.3
France	1.2
Germany	1.2
Hong Kong	0.7
Hungary	0.2
India	1.5
Indonesia	0.8
Ireland	0.4
Israel	0.3
Italy	0.0(a)
Japan	5.0
Kazakhstan	0.1
Malta	0.0(a)
Mexico	0.1
Netherlands	1.8
Norway	0.4
Pakistan	0.0(a)
Philippines	0.1
Poland	0.1
Puerto Rico	0.3
Russian Federation	0.8
Singapore	0.3
South Africa	0.2
South Korea	2.2
Spain	0.8
Sweden	0.5
Switzerland	0.8
Taiwan	2.7
Thailand	0.1
United Kingdom	3.7
United States	64.0
Uruguay	0.1
Total	100.0

(a)	Rounds to zero.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At January 31, 2022, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Global Opportunities Fund | Semiannual Report 2022

Fund at a Glance   (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at January 31, 2022)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	86.4	(2.1)	84.3
Equity Derivative Contracts	5.7	(19.2)	(13.5)
Foreign Currency Derivative Contracts	40.5	(11.3)	29.2
Total Notional Market Value of Derivative Contracts	132.6	(32.6)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income, equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
Columbia Global Opportunities Fund | Semiannual Report 2022	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	967.90	1,019.56	5.69	5.83	1.14
Advisor Class	1,000.00	1,000.00	969.20	1,020.83	4.44	4.56	0.89
Class C	1,000.00	1,000.00	964.30	1,015.76	9.41	9.65	1.89
Institutional Class	1,000.00	1,000.00	969.20	1,020.83	4.44	4.56	0.89
Institutional 2 Class	1,000.00	1,000.00	968.80	1,020.98	4.29	4.40	0.86
Institutional 3 Class	1,000.00	1,000.00	969.50	1,021.14	4.14	4.25	0.83
Class R	1,000.00	1,000.00	966.40	1,018.30	6.93	7.11	1.39
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
6	Columbia Global Opportunities Fund | Semiannual Report 2022

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 2.3%
	Shares	Value ($)
United States 2.3%
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	634,636	11,728,086
Total Alternative Strategies Funds (Cost $11,971,650)		11,728,086

Common Stocks 69.2%
Issuer	Shares	Value ($)
Argentina 0.5%
Globant SA(b)	4,018	1,025,313
MercadoLibre, Inc.(b)	1,347	1,524,885
Total		2,550,198
Australia 0.4%
Ansell Ltd.	38,557	733,043
Santos Ltd.	294,470	1,499,952
Total		2,232,995
Austria 0.1%
S&T AG	19,467	357,526
Bahamas 0.1%
OneSpaWorld Holdings Ltd.(b)	30,532	315,090
Brazil 0.5%
Afya Ltd., Class A(b)	19,603	283,851
Localiza Rent a Car SA	73,211	810,821
Notre Dame Intermedica Participacoes SA	20,571	276,212
Pagseguro Digital Ltd., Class A(b)	27,289	617,277
XP, Inc., Class A(b)	14,475	482,162
Total		2,470,323
Canada 1.3%
Alimentation Couche-Tard, Inc.	53,565	2,160,467
Cameco Corp.	54,579	1,060,470
Gildan Activewear, Inc.	8,822	351,380
Masonite International Corp.(b)	2,341	232,321
Parex Resources, Inc.	26,932	572,900
Ritchie Bros. Auctioneers, Inc.	3,314	202,021
West Fraser Timber Co., Ltd.	6,924	640,898
Yamana Gold, Inc.	297,930	1,227,472
Total		6,447,929
Common Stocks (continued)
Issuer	Shares	Value ($)
China 3.8%
Alibaba Group Holding Ltd., ADR(b)	2,413	303,531
Bafang Electric Suzhou Co., Ltd., Class A	10,275	332,836
BeiGene Ltd., ADR(b)	781	189,455
Beijing Kingsoft Office Software, Inc., Class A	7,554	292,065
Bilibili, Inc.(b)	7,760	271,127
China Tourism Group Duty Free Corp., Ltd., Class A	10,000	328,021
Contemporary Amperex Technology Co., Ltd., Class A	3,600	347,714
Country Garden Services Holdings Co., Ltd.	173,000	1,021,948
Glodon Co., Ltd., Class A	20,400	198,687
JD.com, Inc., ADR(b)	23,568	1,764,772
JD.com, Inc., Class A(b)	3,738	141,679
Kingdee International Software Group Co., Ltd.(b)	120,885	276,989
Kuaishou Technology(b)	14,500	165,746
Kweichow Moutai Co., Ltd., Class A	1,300	388,639
Li Ning Co., Ltd.	132,000	1,288,056
Meituan, Class B(b)	41,100	1,226,192
Midea Group Co., Ltd., Class A	34,100	396,475
NetEase, Inc., ADR	8,334	861,402
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,400	375,827
Shenzhou International Group Holdings Ltd.	41,200	764,464
Silergy Corp.	2,000	270,329
Skshu Paint Co., Ltd.	13,608	227,251
Tencent Holdings Ltd.	78,500	4,918,989
WuXi AppTec Co., Ltd., Class H	40,200	576,599
WuXi Biologics Cayman, Inc.(b)	156,000	1,563,551
Xpeng, Inc., ADR(b)	19,140	671,623
Zai Lab Ltd., ADR(b)	4,370	217,058
Total		19,381,025
Denmark 0.1%
Novo Nordisk A/S, Class B	7,056	701,848
Finland 0.3%
UPM-Kymmene OYJ	43,286	1,577,624
Valmet OYJ	4,982	190,284
Total		1,767,908
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
France 1.0%
AtoS	9,216	330,365
Capgemini SE	3,172	713,117
DBV Technologies SA, ADR(b)	15,543	23,781
Eiffage SA	16,926	1,778,469
Societe Generale SA	11,529	427,960
TotalEnergies SE	24,165	1,374,202
Worldline SA(b)	9,676	468,998
Total		5,116,892
Germany 1.1%
Aroundtown SA	127,888	789,905
Covestro AG	15,828	949,569
Duerr AG	17,486	773,849
E.ON SE	101,696	1,402,640
KION Group AG	12,597	1,164,633
TeamViewer AG(b)	39,508	596,968
Total		5,677,564
Hong Kong 0.7%
AIA Group Ltd.	80,400	839,361
Hong Kong Exchanges and Clearing Ltd.	22,200	1,267,081
Techtronic Industries Co., Ltd.	61,000	1,006,506
WH Group Ltd.	711,046	475,697
Total		3,588,645
Hungary 0.2%
OTP Bank Nyrt(b)	19,739	1,145,399
India 1.5%
Apollo Hospitals Enterprise Ltd.	9,797	588,652
Avenue Supermarts Ltd.(b)	3,454	191,518
Bajaj Finance Ltd.	7,309	692,242
Balkrishna Industries Ltd.	17,620	555,466
Cholamandalam Investment and Finance Co., Ltd.	30,884	262,449
Dixon Technologies India Ltd.	5,046	300,483
Eicher Motors Ltd.	10,598	378,469
HDFC Bank Ltd., ADR	11,718	804,206
HDFC Life Insurance Co., Ltd.	49,273	413,057
ICICI Bank Ltd., ADR	58,957	1,281,136
Jubilant Foodworks Ltd.	5,307	242,132
Kotak Mahindra Bank Ltd.	13,804	345,997
Common Stocks (continued)
Issuer	Shares	Value ($)
Reliance Industries Ltd.	48,867	1,574,846
Total		7,630,653
Indonesia 0.6%
PT Bank BTPN Syariah Tbk	1,843,700	448,673
PT Bank Central Asia Tbk	2,569,500	1,366,710
PT Bank Rakyat Indonesia Persero Tbk	5,014,742	1,427,373
Total		3,242,756
Ireland 0.4%
Amarin Corp. PLC, ADR(b)	11,268	40,790
Flutter Entertainment PLC(b)	10,052	1,529,348
Trinseo PLC	8,631	462,104
Total		2,032,242
Israel 0.3%
Bank Hapoalim BM	47,680	494,811
Bezeq Israeli Telecommunication Corp., Ltd.(b)	181,643	312,687
Check Point Software Technologies Ltd.(b)	4,628	560,034
Total		1,367,532
Italy 0.0%
Recordati Industria Chimica e Farmaceutica SpA	1,946	109,016
Japan 3.9%
Amano Corp.	33,000	661,961
BayCurrent Consulting, Inc.	1,400	531,326
COMSYS Holdings Corp.	43,100	1,025,530
ExaWizards, Inc.(b)	24,800	147,835
Invincible Investment Corp.	1,961	617,736
ITOCHU Corp.	60,500	1,943,651
JustSystems Corp.	10,400	450,135
Kinden Corp.	32,600	465,988
Koito Manufacturing Co., Ltd.	20,300	1,019,274
MatsukiyoCocokara & Co.	37,500	1,283,552
Meitec Corp.	9,100	533,120
Money Forward, Inc.(b)	5,000	227,531
Net Protections Holdings, Inc.(b)	18,300	192,096
Nihon M&A Center Holdings, Inc.	62,500	983,951
Nippon Telegraph & Telephone Corp.	14,800	423,542
ORIX Corp.	73,300	1,511,968
Round One Corp.	84,400	1,029,735
Shionogi & Co., Ltd.	13,200	752,303

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ship Healthcare Holdings, Inc.	52,200	1,171,621
SoftBank Group Corp.	7,900	349,966
Sony Group Corp.	18,600	2,080,754
Takeda Pharmaceutical Co., Ltd.	47,451	1,375,282
Takuma Co., Ltd.	34,900	446,319
Uchida Yoko Co., Ltd.	10,300	407,828
ValueCommerce Co., Ltd.	14,000	431,652
Total		20,064,656
Kazakhstan 0.1%
Kaspi.KZ JSC, GDR(c),(d),(e)	3,291	281,538
Malta 0.0%
BGP Holdings PLC(b),(d),(e)	581,000	1
Netherlands 1.0%
ABN AMRO Bank NV	62,196	998,187
ASR Nederland NV	24,818	1,153,928
ING Groep NV	87,001	1,286,667
Koninklijke Ahold Delhaize NV	13,222	428,718
Signify NV	26,503	1,403,836
Total		5,271,336
Norway 0.4%
SalMar ASA	17,873	1,218,640
Yara International ASA	17,917	919,999
Total		2,138,639
Pakistan 0.0%
Lucky Cement Ltd.(b)	44,312	171,407
Philippines 0.1%
Ayala Land, Inc.	905,800	639,582
Poland 0.1%
Dino Polska SA(b)	4,273	328,793
Puerto Rico 0.3%
Popular, Inc.	18,523	1,651,696
Russian Federation 0.8%
Detsky Mir PJSC	290,936	385,513
Fix Price Group Ltd., GDR(c)	95,918	547,547
Lukoil PJSC, ADR	16,603	1,486,806
Ozon Holdings PLC, ADR(b)	16,012	330,968
TCS Group Holding PLC, GDR	9,660	697,073
Common Stocks (continued)
Issuer	Shares	Value ($)
Yandex NV, Class A(b)	12,272	589,792
Total		4,037,699
Singapore 0.3%
BW LPG Ltd.	66,594	359,234
Venture Corp., Ltd.	103,700	1,358,650
Total		1,717,884
South Africa 0.2%
Capitec Bank Holdings Ltd.	3,761	493,829
Impala Platinum Holdings Ltd.	28,512	439,565
Total		933,394
South Korea 2.0%
Coupang, Inc.(b)	21,371	444,944
Hyundai Home Shopping Network Corp.(b)	7,181	361,496
NAVER Corp.	1,923	507,942
Samsung Biologics Co., Ltd.(b)	843	521,884
Samsung Electro-Mechanics Co., Ltd.	3,649	555,152
Samsung Electronics Co., Ltd.	80,248	4,991,353
Samsung SDI Co., Ltd.	1,174	582,637
SK Hynix, Inc.	11,545	1,194,998
Youngone Corp.(b)	25,267	984,234
Total		10,144,640
Spain 0.2%
ACS Actividades de Construccion y Servicios SA	27,128	684,890
Tecnicas Reunidas SA(b)	23,955	214,792
Total		899,682
Sweden 0.5%
Granges AB	44,184	547,978
Samhallsbyggnadsbolaget i Norden AB	141,633	854,206
Sandvik AB	23,746	625,340
Stillfront Group AB(b)	93,152	453,403
Total		2,480,927
Switzerland 0.9%
Landis+Gyr Group AG(b)	11,602	765,239
Nestlé SA, Registered Shares	7,524	971,637
Roche Holding AG, Genusschein Shares	3,431	1,327,795
UBS AG	69,691	1,292,737
Total		4,357,408

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 2.8%
Fubon Financial Holding Co., Ltd.	667,800	1,842,804
MediaTek, Inc.	54,000	2,144,836
Parade Technologies Ltd.	31,000	2,288,707
Sea Ltd. ADR(b)	7,838	1,178,130
Taiwan Semiconductor Manufacturing Co., Ltd.	248,530	5,746,509
Tripod Technology Corp.	215,000	1,003,733
Total		14,204,719
Thailand 0.1%
Muangthai Capital PCL, Foreign Registered Shares	445,800	758,327
United Kingdom 3.5%
AstraZeneca PLC, ADR	52,407	3,050,611
British American Tobacco PLC	42,729	1,824,315
BT Group PLC	141,605	375,065
Crest Nicholson Holdings PLC	85,911	370,889
DCC PLC	18,339	1,542,008
JD Sports Fashion PLC	647,000	1,659,017
John Wood Group PLC(b)	97,922	294,779
Just Group PLC(b)	339,516	395,088
Liberty Global PLC, Class C(b)	68,645	1,856,161
Shell PLC	92,080	2,336,335
TP Icap Group PLC	582,895	1,104,999
Vodafone Group PLC	1,359,371	2,386,874
WPP PLC	44,662	700,324
Total		17,896,465
United States 39.0%
AbbVie, Inc.	21,442	2,935,195
ACADIA Pharmaceuticals, Inc.(b)	10,827	243,499
Acushnet Holdings Corp.	3,646	170,268
Adobe, Inc.(b)	5,417	2,894,303
Aerie Pharmaceuticals, Inc.(b)	20,566	151,366
AGCO Corp.	15,855	1,858,206
Allogene Therapeutics, Inc.(b)	14,188	162,453
Allstate Corp. (The)	21,566	2,602,369
Alphabet, Inc., Class C(b)	3,475	9,431,046
Amazon.com, Inc.(b)	2,386	7,137,647
Ameren Corp.	27,081	2,403,168
AMETEK, Inc.	15,930	2,178,746
Common Stocks (continued)
Issuer	Shares	Value ($)
Anthem, Inc.	6,806	3,001,378
Apple, Inc.	50,970	8,908,537
Applied Materials, Inc.	15,543	2,147,732
Aptiv PLC(b)	11,240	1,535,159
Ascent Resources, Class B(b),(d),(e),(f)	195,286	43,744
Aspen Technology, Inc.(b)	1,056	158,569
Avaya Holdings Corp.(b)	34,070	620,755
Avista Corp.	24,710	1,098,607
Axalta Coating Systems Ltd.(b)	6,577	194,745
Axos Financial, Inc.(b)	10,743	553,265
Bank of America Corp.	86,242	3,979,206
BioMarin Pharmaceutical, Inc.(b)	12,738	1,128,969
Bloom Energy Corp., Class A(b)	8,158	123,023
Bright Horizons Family Solutions, Inc.(b)	2,695	346,065
Broadcom, Inc.	6,190	3,626,597
Burford Capital Ltd.	81,478	767,523
Carriage Services, Inc.	25,738	1,295,136
Charles Schwab Corp. (The)	28,916	2,535,933
Cintas Corp.	4,705	1,842,149
Cisco Systems, Inc.	53,451	2,975,617
Comcast Corp., Class A	63,270	3,162,867
CONMED Corp.	8,319	1,144,528
ConocoPhillips Co.	40,730	3,609,493
Danaher Corp.	8,153	2,330,046
Diversified Energy Co. PLC	1,131,372	1,615,920
DTE Energy Co.	20,360	2,451,955
Electronic Arts, Inc.	17,169	2,277,640
Eli Lilly & Co.	10,633	2,609,232
Empire State Realty Trust, Inc., Class A	25,449	227,005
Endeavor Group Holdings, Inc., Class A(b)	6,724	210,932
Envestnet, Inc.(b)	4,870	360,088
Essent Group Ltd.	13,432	613,036
Evo Payments, Inc., Class A(b)	26,131	630,280
Extra Space Storage, Inc.	9,074	1,798,376
FTI Consulting, Inc.(b)	3,373	491,817
Gap, Inc. (The)	15,210	274,845
General Motors Co.(b)	32,135	1,694,479
Hanover Insurance Group, Inc. (The)	3,767	519,695
Hilton Worldwide Holdings, Inc.(b)	12,742	1,848,992

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Home Depot, Inc. (The)	9,239	3,390,528
Houlihan Lokey, Inc., Class A	9,476	1,007,109
ICF International, Inc.	3,795	358,210
Insmed, Inc.(b)	15,910	360,839
Intuit, Inc.	4,141	2,299,207
Invitation Homes, Inc.	39,981	1,678,402
IQVIA Holdings, Inc.(b)	9,420	2,306,958
Johnson & Johnson	25,455	4,385,642
Kontoor Brands, Inc.	16,463	811,461
Lamb Weston Holdings, Inc.	8,390	538,722
Live Oak Bancshares, Inc.	2,713	159,687
Livent Corp.(b)	49,873	1,147,578
Madison Square Garden Entertainment Corp.(b)	8,563	606,517
MasTec, Inc.(b)	14,999	1,291,864
MasterCard, Inc., Class A	10,973	4,239,748
Matthews International Corp., Class A	25,510	895,911
Microsoft Corp.	39,580	12,308,588
Mirati Therapeutics, Inc.(b)	3,391	404,546
Moelis & Co., ADR, Class A	16,725	944,461
Mondelez International, Inc., Class A	39,347	2,637,429
Morgan Stanley	31,556	3,235,752
MSA Safety, Inc.	1,652	226,985
Natus Medical, Inc.(b)	27,752	639,406
nCino, Inc.(b)	10,850	497,256
Newpark Resources, Inc.(b)	276,549	981,749
NOV, Inc.	16,148	265,150
NVIDIA Corp.	13,481	3,300,958
Palo Alto Networks, Inc.(b)	3,689	1,908,689
Patterson Companies, Inc.	23,697	679,867
Philip Morris International, Inc.	28,256	2,906,130
Primo Water Corp.	87,326	1,458,344
Procter & Gamble Co. (The)	23,595	3,785,818
QUALCOMM, Inc.	14,942	2,626,206
Quanex Building Products Corp.	31,174	679,281
Quanterix Corp.(b)	4,283	130,375
Quotient Ltd.(b)	46,531	75,380
Ranpak Holdings Corp.(b)	7,643	205,291
Raytheon Technologies Corp.	27,829	2,509,898
Regis Corp.(b)	100,372	149,554
Common Stocks (continued)
Issuer	Shares	Value ($)
Renewable Energy Group, Inc.(b)	8,907	358,596
Revolution Medicines, Inc.(b)	10,552	227,079
S&P Global, Inc.	6,718	2,789,448
Sage Therapeutics, Inc.(b)	9,064	357,303
Sandy Spring Bancorp, Inc.	15,898	752,134
Schnitzer Steel Industries, Inc., Class A	18,518	724,795
ServiceNow, Inc.(b)	3,892	2,279,856
State Street Corp.	29,379	2,776,315
Stryker Corp.	10,344	2,565,829
SunPower Corp.(b)	11,792	197,870
Target Corp.	10,357	2,282,994
TE Connectivity Ltd.	13,724	1,962,669
Teradata Corp.(b)	14,072	567,664
Teradyne, Inc.	752	88,307
Tesla Motors, Inc.(b)	785	735,325
TJX Companies, Inc. (The)	29,502	2,123,259
Toast, Inc., Class A(b)	3,910	89,461
TopBuild Corp.(b)	1,608	374,101
Trane Technologies PLC	10,543	1,824,993
Union Pacific Corp.	10,520	2,572,666
United Parcel Service, Inc., Class B	12,328	2,492,845
Utz Brands, Inc.	19,377	312,163
Vertex Pharmaceuticals, Inc.(b)	4,896	1,189,973
Virtu Financial, Inc. Class A	32,038	990,935
Vishay Intertechnology, Inc.	31,628	655,016
Voya Financial, Inc.	9,711	659,960
Wendy’s Co. (The)	11,837	272,606
WillScot Mobile Mini Holdings Corp.(b)	37,407	1,385,555
Wingstop, Inc.	4,281	656,063
Xponential Fitness, Inc., Cllass A(b)	27,572	481,407
Zendesk, Inc.(b)	2,630	259,081
Total		199,963,965
Uruguay 0.1%
Dlocal Ltd.(b)	11,939	357,215
Total Common Stocks (Cost $281,853,529)		354,435,514

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Exchange-Traded Equity Funds 1.2%
	Shares	Value ($)
United States 1.2%
iShares MSCI Canada ETF	156,328	5,970,166
Total Exchange-Traded Equity Funds (Cost $3,826,910)		5,970,166

Foreign Government Obligations(g),(h) 6.2%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.7%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	1,787,000	2,093,101
Republic of Austria Government Bond(c),(i)
02/20/2030	0.000%	EUR	1,193,000	1,321,964
Total				3,415,065
Belgium 0.4%
Kingdom of Belgium Government Bond(c)
03/28/2035	5.000%	EUR	1,130,000	1,999,000
China 1.6%
China Development Bank
06/18/2030	3.090%	CNY	17,000,000	2,682,026
China Government Bond
11/21/2029	3.130%	CNY	30,220,000	4,873,763
05/21/2030	2.680%	CNY	5,000,000	778,182
Total				8,333,971
France 0.2%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	644,000	1,090,013
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	865,475
Japan 1.1%
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	64,000,000	549,571
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	363,100,000	3,234,975
06/20/2048	0.700%	JPY	161,650,000	1,395,845
09/20/2048	0.900%	JPY	78,600,000	710,458
Total				5,890,849
Mexico 0.1%
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	609,217
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.8%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	2,540,000	2,949,307
Netherlands Government Bond(c),(i)
07/15/2031	0.000%	EUR	1,035,000	1,147,483
Total				4,096,790
South Korea 0.3%
Korea Treasury Bond
06/10/2029	1.875%	KRW	1,709,000,000	1,355,994
Spain 0.6%
Spain Government Bond(c)
04/30/2030	0.500%	EUR	780,000	875,050
07/30/2035	1.850%	EUR	1,056,000	1,311,972
07/30/2041	4.700%	EUR	472,000	851,858
Total				3,038,880
United Kingdom 0.2%
United Kingdom Gilt(c)
01/22/2044	3.250%	GBP	612,297	1,090,387
Total Foreign Government Obligations (Cost $31,531,285)				31,785,641

Inflation-Indexed Bonds(g) 0.9%

United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2052	0.250%	GBP	214,251	576,640
United States 0.8%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		1,966,849	2,140,546
01/15/2028	0.500%		1,862,633	2,038,934
Total				4,179,480
Total Inflation-Indexed Bonds (Cost $4,161,322)				4,756,120

Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Brazil 0.2%
Azul SA(b)	162,589	891,620
Germany 0.1%
Porsche Automobil Holding SE	8,035	752,469
Total Preferred Stocks (Cost $1,578,373)		1,644,089

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.8%
Government National Mortgage Association TBA(j)
02/22/2052	3.500%	3,700,000	3,831,379
02/22/2052	4.000%	2,280,000	2,383,936
Uniform Mortgage-Backed Security TBA(j)
02/17/2037	2.500%	1,000,000	1,022,188
02/17/2037 - 02/14/2052	3.000%	2,725,000	2,798,588
02/14/2052	3.500%	1,350,000	1,407,164
02/14/2052	4.000%	1,175,000	1,241,599
02/14/2052	4.500%	1,500,000	1,600,319
02/14/2052	5.000%	4,800,000	5,224,788
Total			19,509,961
Total Residential Mortgage-Backed Securities - Agency (Cost $19,438,708)			19,509,961
Money Market Funds 18.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(a),(k)	93,127,439	93,108,813
Total Money Market Funds (Cost $93,119,507)		93,108,813
Total Investments in Securities (Cost $447,481,284)		522,938,390
Other Assets & Liabilities, Net		(10,510,742)
Net Assets		$512,427,648

At January 31, 2022, securities and/or cash totaling $8,889,159 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,982,000 CHF	7,587,836 USD	Citi	02/18/2022	50,260	—
11,112,104,000 IDR	769,563 USD	Citi	02/18/2022	—	(3,673)
213,626,000 KRW	177,142 USD	Citi	02/18/2022	22	—
861,000 SEK	94,967 USD	Citi	02/18/2022	2,620	—
578,162 USD	532,000 CHF	Citi	02/18/2022	—	(3,830)
138,568 USD	3,000,000 CZK	Citi	02/18/2022	—	(287)
40,555,061 USD	35,711,572 EUR	Citi	02/18/2022	—	(422,896)
178,520 USD	555,000 ILS	Citi	02/18/2022	—	(3,139)
196,810 USD	790,000 PLN	Citi	02/18/2022	—	(3,416)
436,671 USD	3,959,000 SEK	Citi	02/18/2022	—	(12,049)
339,725 USD	1,435,000 MYR	Goldman Sachs International	02/18/2022	3,330	—
1,831,822 USD	16,222,803 NOK	Goldman Sachs International	02/18/2022	—	(8,296)
6,997,000 MXN	340,322 USD	HSBC	02/18/2022	1,948	—
19,193,058 USD	2,218,698,365 JPY	HSBC	02/18/2022	88,739	—
628,097 USD	928,000 NZD	HSBC	02/18/2022	—	(17,612)
229,994 USD	312,000 SGD	HSBC	02/18/2022	939	—
320,280 USD	10,747,000 THB	HSBC	02/18/2022	2,474	—
398,000 AUD	283,028 USD	Morgan Stanley	02/17/2022	1,608	—
743,000 CAD	594,079 USD	Morgan Stanley	02/17/2022	9,574	—
3,186,000 CAD	2,466,479 USD	Morgan Stanley	02/17/2022	—	(39,893)
807,000 CHF	880,350 USD	Morgan Stanley	02/17/2022	9,156	—
217,000 GBP	297,276 USD	Morgan Stanley	02/17/2022	5,460	—
2,078,000 GBP	2,769,574 USD	Morgan Stanley	02/17/2022	—	(24,868)
1,502,000 ILS	474,576 USD	Morgan Stanley	02/17/2022	—	(50)
151,091,000 JPY	1,323,838 USD	Morgan Stanley	02/17/2022	10,778	—
57,774,000 JPY	497,769 USD	Morgan Stanley	02/17/2022	—	(4,317)
2,942,252,000 KRW	2,459,974 USD	Morgan Stanley	02/17/2022	20,447	—
7,674,000 NOK	862,251 USD	Morgan Stanley	02/17/2022	—	(361)
400,000 SGD	297,044 USD	Morgan Stanley	02/17/2022	976	—
388,000 SGD	284,393 USD	Morgan Stanley	02/17/2022	—	(2,793)
123,556,000 TWD	4,463,574 USD	Morgan Stanley	02/17/2022	15,907	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,965,684 USD	4,130,000 AUD	Morgan Stanley	02/17/2022	—	(45,423)
3,446,651 USD	3,172,000 CHF	Morgan Stanley	02/17/2022	—	(22,329)
1,046,996 USD	6,876,000 DKK	Morgan Stanley	02/17/2022	—	(8,500)
5,926,604 USD	5,229,000 EUR	Morgan Stanley	02/17/2022	—	(50,437)
284,123 USD	211,000 GBP	Morgan Stanley	02/17/2022	—	(375)
881,259 USD	100,923,000 JPY	Morgan Stanley	02/17/2022	—	(4,185)
198,118 USD	235,067,000 KRW	Morgan Stanley	02/17/2022	—	(3,215)
1,719,651 USD	15,620,000 SEK	Morgan Stanley	02/17/2022	—	(44,345)
584,353 USD	788,000 SGD	Morgan Stanley	02/17/2022	—	(1,099)
321,000 CNY	50,086 USD	Standard Chartered	02/18/2022	—	(256)
351,349,000 RUB	4,564,337 USD	Standard Chartered	02/18/2022	39,824	—
18,405,000 TWD	666,172 USD	Standard Chartered	02/18/2022	3,590	—
8,298,330 USD	53,184,000 CNY	Standard Chartered	02/18/2022	42,357	—
198,761 USD	15,300,000 RUB	Standard Chartered	02/18/2022	—	(1,734)
4,044,670 USD	5,640,000 AUD	UBS	02/18/2022	—	(56,697)
8,519,872 USD	10,801,000 CAD	UBS	02/18/2022	—	(22,913)
219,839 USD	1,441,000 DKK	UBS	02/18/2022	—	(2,198)
12,725,346 USD	9,378,000 GBP	UBS	02/18/2022	—	(114,124)
Total				310,009	(925,310)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	337	03/2022	AUD	46,174,476	—	(691,359)
Canadian Government 10-Year Bond	15	03/2022	CAD	2,086,500	—	(24,563)
Canadian Government 10-Year Bond	153	03/2022	CAD	21,282,300	—	(99,888)
Euro-Bobl	19	03/2022	EUR	2,512,560	—	(34,209)
Euro-BTP	31	03/2022	EUR	4,522,280	—	(112,452)
Euro-Bund	13	03/2022	EUR	2,198,430	—	(64,295)
Euro-Buxl 30-Year	2	03/2022	EUR	406,600	—	(22,044)
Euro-OAT	85	03/2022	EUR	13,685,850	—	(386,111)
Japanese 10-Year Government Bond	14	03/2022	JPY	2,110,080,000	—	(180,973)
Long Gilt	67	03/2022	GBP	8,171,320	—	(270,317)
Nikkei 225 Index	88	03/2022	JPY	1,201,640,000	—	(282,964)
S&P/TSX 60 Index	29	03/2022	CAD	7,406,020	122,089	—
U.S. Long Bond	42	03/2022	USD	6,536,250	—	(193,967)
U.S. Treasury 10-Year Note	268	03/2022	USD	34,295,625	—	(566,889)
U.S. Treasury 5-Year Note	278	03/2022	USD	33,138,469	—	(510,961)
U.S. Ultra Treasury Bond	52	03/2022	USD	9,824,750	—	(396,803)
Total					122,089	(3,837,795)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(21)	03/2022	EUR	(3,551,310)	101,461	—
Japanese 10-Year Government Bond	(1)	03/2022	JPY	(150,720,000)	12,733	—
MSCI EAFE Index	(160)	03/2022	USD	(17,882,400)	121,695	—
MSCI Emerging Markets Index	(204)	03/2022	USD	(12,492,960)	—	(99,462)
Russell 2000 Index E-mini	(60)	03/2022	USD	(6,073,200)	456,339	—
S&P 500 Index E-mini	(81)	03/2022	USD	(18,242,213)	626,537	—
Total					1,318,765	(99,462)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of 0.978%	Receives Quarterly, Pays Annually	Morgan Stanley	11/04/2031	SEK	7,500,000	9,442	—	—	9,442	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 36	Morgan Stanley	12/20/2026	1.000	Quarterly	2.130	USD	21,145,000	(369,749)	—	—	—	(369,749)
Markit CDX North America High Yield Index, Series 37	Morgan Stanley	12/20/2026	5.000	Quarterly	3.420	USD	6,148,000	(105,819)	—	—	—	(105,819)
Markit CDX North America Investment Grade Index, Series 37	Morgan Stanley	12/20/2026	1.000	Quarterly	0.602	USD	13,275,000	(32,417)	—	—	—	(32,417)
Markit iTraxx Europe Crossover Index, Series 36	Morgan Stanley	12/20/2026	5.000	Quarterly	2.860	EUR	4,400,000	(48,829)	—	—	—	(48,829)
Markit iTraxx Europe Main Index, Series 36	Morgan Stanley	12/20/2026	1.000	Quarterly	0.588	EUR	9,550,000	(39,824)	—	—	—	(39,824)
Total								(596,638)	—	—	—	(596,638)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.017%)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	5,010,839	8,207,906	—	(1,490,659)	11,728,086	—	—	2,837,906	634,636
Columbia Short-Term Cash Fund, 0.098%
	97,352,731	133,192,294	(137,430,024)	(6,188)	93,108,813	—	(2,869)	33,499	93,127,439
Total	102,363,570			(1,496,847)	104,836,899	—	(2,869)	2,871,405

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $16,135,860, which represents 3.15% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2022, the total value of these securities amounted to $325,283, which represents 0.06% of total net assets.
(e)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At January 31, 2022, the total market value of these securities amounted to $43,744, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-03/01/2016	195,286	8,147	43,744

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Zero coupon bond.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	11,728,086	—	—	11,728,086
Common Stocks
Argentina	2,550,198	—	—	2,550,198
Australia	—	2,232,995	—	2,232,995
Austria	—	357,526	—	357,526
Bahamas	315,090	—	—	315,090
Brazil	2,470,323	—	—	2,470,323
Canada	6,447,929	—	—	6,447,929
China	4,007,841	15,373,184	—	19,381,025
Denmark	—	701,848	—	701,848
Finland	—	1,767,908	—	1,767,908
France	23,781	5,093,111	—	5,116,892
Germany	—	5,677,564	—	5,677,564
Hong Kong	—	3,588,645	—	3,588,645
Hungary	—	1,145,399	—	1,145,399
India	2,085,342	5,545,311	—	7,630,653
Indonesia	—	3,242,756	—	3,242,756
Ireland	502,894	1,529,348	—	2,032,242
Israel	560,034	807,498	—	1,367,532
Italy	—	109,016	—	109,016
Japan	—	20,064,656	—	20,064,656
Kazakhstan	—	—	281,538	281,538
Malta	—	—	1	1
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Netherlands	—	5,271,336	—	5,271,336
Norway	—	2,138,639	—	2,138,639
Pakistan	—	171,407	—	171,407
Philippines	—	639,582	—	639,582
Poland	—	328,793	—	328,793
Puerto Rico	1,651,696	—	—	1,651,696
Russian Federation	920,760	3,116,939	—	4,037,699
Singapore	—	1,717,884	—	1,717,884
South Africa	—	933,394	—	933,394
South Korea	444,944	9,699,696	—	10,144,640
Spain	—	899,682	—	899,682
Sweden	—	2,480,927	—	2,480,927
Switzerland	—	4,357,408	—	4,357,408
Taiwan	1,178,130	13,026,589	—	14,204,719
Thailand	—	758,327	—	758,327
United Kingdom	4,906,772	12,989,693	—	17,896,465
United States	198,304,301	1,615,920	43,744	199,963,965
Uruguay	357,215	—	—	357,215
Total Common Stocks	226,727,250	127,382,981	325,283	354,435,514
Exchange-Traded Equity Funds	5,970,166	—	—	5,970,166
Foreign Government Obligations	—	31,785,641	—	31,785,641
Inflation-Indexed Bonds	—	4,756,120	—	4,756,120
Preferred Stocks
Brazil	891,620	—	—	891,620
Germany	—	752,469	—	752,469
Total Preferred Stocks	891,620	752,469	—	1,644,089
Residential Mortgage-Backed Securities - Agency	—	19,509,961	—	19,509,961
Money Market Funds	93,108,813	—	—	93,108,813
Total Investments in Securities	338,425,935	184,187,172	325,283	522,938,390
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	310,009	—	310,009
Futures Contracts	1,440,854	—	—	1,440,854
Swap Contracts	—	9,442	—	9,442
Liability
Forward Foreign Currency Exchange Contracts	—	(925,310)	—	(925,310)
Futures Contracts	(3,937,257)	—	—	(3,937,257)
Swap Contracts	—	(596,638)	—	(596,638)
Total	335,929,532	182,984,675	325,283	519,239,490
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Opportunities Fund | Semiannual Report 2022

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $342,390,127)	$418,101,491
Affiliated issuers (cost $105,091,157)	104,836,899
Foreign currency (cost $837,158)	836,297
Margin deposits on:
Futures contracts	4,627,674
Swap contracts	4,261,485
Unrealized appreciation on forward foreign currency exchange contracts	310,009
Receivable for:
Investments sold	1,126,991
Capital shares sold	60,428
Dividends	266,455
Interest	256,743
Foreign tax reclaims	295,871
Variation margin for futures contracts	495,659
Variation margin for swap contracts	49,244
Prepaid expenses	9,640
Other assets	14,644
Total assets	535,549,530
Liabilities
Due to custodian	410
Unrealized depreciation on forward foreign currency exchange contracts	925,310
Payable for:
Investments purchased	325,918
Investments purchased on a delayed delivery basis	19,470,403
Capital shares purchased	515,757
Variation margin for futures contracts	1,357,447
Foreign capital gains taxes deferred	261,847
Management services fees	29,258
Distribution and/or service fees	10,096
Transfer agent fees	39,496
Compensation of board members	125,550
Compensation of chief compliance officer	50
Other expenses	60,340
Total liabilities	23,121,882
Net assets applicable to outstanding capital stock	$512,427,648
Represented by
Paid in capital	434,226,503
Total distributable earnings (loss)	78,201,145
Total - representing net assets applicable to outstanding capital stock	$512,427,648
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2022	19

Statement of Assets and Liabilities  (continued)
January 31, 2022 (Unaudited)
Class A
Net assets	$468,972,039
Shares outstanding	31,774,489
Net asset value per share	$14.76
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$15.66
Advisor Class
Net assets	$7,081,340
Shares outstanding	474,898
Net asset value per share	$14.91
Class C
Net assets	$6,365,131
Shares outstanding	453,292
Net asset value per share	$14.04
Institutional Class
Net assets	$22,674,635
Shares outstanding	1,524,983
Net asset value per share	$14.87
Institutional 2 Class
Net assets	$5,605,402
Shares outstanding	374,576
Net asset value per share	$14.96
Institutional 3 Class
Net assets	$166,456
Shares outstanding	11,178
Net asset value per share	$14.89
Class R
Net assets	$1,562,645
Shares outstanding	107,234
Net asset value per share	$14.57
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Global Opportunities Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,170,634
Dividends — affiliated issuers	2,871,405
Interest	516,943
Foreign taxes withheld	(191,945)
Total income	6,367,037
Expenses:
Management services fees	1,949,486
Distribution and/or service fees
Class A	630,589
Class C	35,915
Class R	4,002
Transfer agent fees
Class A	225,595
Advisor Class	3,323
Class C	3,212
Institutional Class	11,054
Institutional 2 Class	1,794
Institutional 3 Class	12
Class R	716
Compensation of board members	18,807
Custodian fees	73,544
Printing and postage fees	23,685
Registration fees	55,312
Audit fees	27,146
Legal fees	7,882
Interest on collateral	22,924
Interest on interfund lending	8
Compensation of chief compliance officer	50
Other	15,995
Total expenses	3,111,051
Net investment income	3,255,986
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	23,283,334
Investments — affiliated issuers	(2,869)
Foreign currency translations	(174,904)
Forward foreign currency exchange contracts	(2,966,235)
Futures contracts	4,125,803
Options purchased	(357,091)
Options contracts written	323,726
Swap contracts	703,910
Net realized gain	24,935,674
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(33,829,062)
Investments — affiliated issuers	(1,496,847)
Foreign currency translations	(15,357)
Forward foreign currency exchange contracts	(401,608)
Futures contracts	(8,544,398)
Swap contracts	(920,692)
Foreign capital gains tax	(18,133)
Net change in unrealized appreciation (depreciation)	(45,226,097)
Net realized and unrealized loss	(20,290,423)
Net decrease in net assets resulting from operations	$(17,034,437)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2022	21

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$3,255,986	$2,180,085
Net realized gain	24,935,674	30,156,868
Net change in unrealized appreciation (depreciation)	(45,226,097)	54,890,887
Net increase (decrease) in net assets resulting from operations	(17,034,437)	87,227,840
Distributions to shareholders
Net investment income and net realized gains
Class A	(36,213,160)	(21,454,859)
Advisor Class	(543,838)	(317,982)
Class C	(502,067)	(418,910)
Institutional Class	(1,766,596)	(998,219)
Institutional 2 Class	(422,139)	(210,419)
Institutional 3 Class	(12,732)	(3,600)
Class R	(116,588)	(62,951)
Total distributions to shareholders	(39,577,120)	(23,466,940)
Increase (decrease) in net assets from capital stock activity	10,349,705	(25,376,365)
Total increase (decrease) in net assets	(46,261,852)	38,384,535
Net assets at beginning of period	558,689,500	520,304,965
Net assets at end of period	$512,427,648	$558,689,500
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Global Opportunities Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	258,944	4,163,916	728,805	11,493,464
Distributions reinvested	2,419,046	36,043,786	1,377,172	21,332,395
Redemptions	(1,921,956)	(30,809,370)	(3,600,013)	(56,423,070)
Net increase (decrease)	756,034	9,398,332	(1,494,036)	(23,597,211)
Advisor Class
Subscriptions	18,749	306,488	76,531	1,208,380
Distributions reinvested	34,705	522,309	19,564	305,393
Redemptions	(23,693)	(386,857)	(81,361)	(1,303,066)
Net increase	29,761	441,940	14,734	210,707
Class C
Subscriptions	14,097	217,619	59,216	888,775
Distributions reinvested	35,382	502,066	28,116	418,082
Redemptions	(76,213)	(1,173,083)	(379,252)	(5,737,551)
Net decrease	(26,734)	(453,398)	(291,920)	(4,430,694)
Institutional Class
Subscriptions	201,076	3,277,982	554,485	8,751,937
Distributions reinvested	113,714	1,706,853	59,271	922,845
Redemptions	(290,608)	(4,724,924)	(520,614)	(8,195,582)
Net increase	24,182	259,911	93,142	1,479,200
Institutional 2 Class
Subscriptions	57,658	905,771	111,477	1,769,351
Distributions reinvested	27,938	422,139	13,437	210,419
Redemptions	(51,740)	(819,792)	(69,280)	(1,111,991)
Net increase	33,856	508,118	55,634	867,779
Institutional 3 Class
Subscriptions	5,856	95,610	1,289	20,056
Distributions reinvested	830	12,477	221	3,448
Redemptions	(929)	(15,540)	(1,383)	(22,185)
Net increase	5,757	92,547	127	1,319
Class R
Subscriptions	6,138	97,068	11,487	178,229
Distributions reinvested	7,791	114,689	4,034	61,841
Redemptions	(6,608)	(109,502)	(9,339)	(147,535)
Net increase	7,321	102,255	6,182	92,535
Total net increase (decrease)	830,177	10,349,705	(1,616,137)	(25,376,365)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2022	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$16.49	0.10	(0.62)	(0.52)	(0.12)	(1.09)	(1.21)
Year Ended 7/31/2021	$14.66	0.06	2.46	2.52	(0.34)	(0.35)	(0.69)
Year Ended 7/31/2020	$14.01	0.13	0.77	0.90	(0.25)	—	(0.25)
Year Ended 7/31/2019	$13.80	0.23	0.03	0.26	(0.05)	—	(0.05)
Year Ended 7/31/2018	$12.99	0.10	0.71	0.81	—	—	—
Year Ended 7/31/2017	$12.09	0.14	1.08	1.22	(0.32)	—	(0.32)
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$16.64	0.12	(0.62)	(0.50)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.79	0.10	2.47	2.57	(0.37)	(0.35)	(0.72)
Year Ended 7/31/2020	$14.13	0.18	0.78	0.96	(0.30)	—	(0.30)
Year Ended 7/31/2019	$13.93	0.25	0.03	0.28	(0.08)	—	(0.08)
Year Ended 7/31/2018	$13.07	0.16	0.70	0.86	—	—	—
Year Ended 7/31/2017	$12.17	0.16	1.09	1.25	(0.35)	—	(0.35)
Class C
Six Months Ended 1/31/2022 (Unaudited)	$15.75	0.03	(0.58)	(0.55)	(0.07)	(1.09)	(1.16)
Year Ended 7/31/2021	$14.04	(0.05)	2.34	2.29	(0.23)	(0.35)	(0.58)
Year Ended 7/31/2020	$13.40	0.02	0.74	0.76	(0.12)	—	(0.12)
Year Ended 7/31/2019	$13.25	0.12	0.03	0.15	—	—	—
Year Ended 7/31/2018	$12.57	(0.00)(f)	0.68	0.68	—	—	—
Year Ended 7/31/2017	$11.71	0.04	1.06	1.10	(0.24)	—	(0.24)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$16.60	0.12	(0.62)	(0.50)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.75	0.10	2.47	2.57	(0.37)	(0.35)	(0.72)
Year Ended 7/31/2020	$14.10	0.17	0.78	0.95	(0.30)	—	(0.30)
Year Ended 7/31/2019	$13.89	0.27	0.02	0.29	(0.08)	—	(0.08)
Year Ended 7/31/2018	$13.04	0.14	0.71	0.85	—	—	—
Year Ended 7/31/2017	$12.14	0.17	1.08	1.25	(0.35)	—	(0.35)
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$16.70	0.12	(0.63)	(0.51)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.84	0.11	2.48	2.59	(0.38)	(0.35)	(0.73)
Year Ended 7/31/2020	$14.18	0.18	0.78	0.96	(0.30)	—	(0.30)
Year Ended 7/31/2019	$13.97	0.27	0.02	0.29	(0.08)	—	(0.08)
Year Ended 7/31/2018	$13.11	0.13	0.73	0.86	—	—	—
Year Ended 7/31/2017	$12.20	0.15	1.12	1.27	(0.36)	—	(0.36)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Global Opportunities Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$14.76	(3.21%)	1.14%(c),(d),(e)	1.14%(c),(d),(e)	1.17%(c)	49%	$468,972
Year Ended 7/31/2021	$16.49	17.46%	1.16%(d)	1.16%(d)	0.40%	107%	$511,405
Year Ended 7/31/2020	$14.66	6.49%	1.15%(d)	1.15%(d)	0.92%	125%	$476,670
Year Ended 7/31/2019	$14.01	1.88%	1.13%	1.13%	1.70%	104%	$504,182
Year Ended 7/31/2018	$13.80	6.24%	1.10%(e)	1.10%(e)	0.72%	97%	$556,184
Year Ended 7/31/2017	$12.99	10.43%	1.12%	1.12%	1.11%	103%	$571,392
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$14.91	(3.08%)	0.89%(c),(d),(e)	0.89%(c),(d),(e)	1.44%(c)	49%	$7,081
Year Ended 7/31/2021	$16.64	17.70%	0.91%(d)	0.91%(d)	0.65%	107%	$7,407
Year Ended 7/31/2020	$14.79	6.83%	0.90%(d)	0.90%(d)	1.27%	125%	$6,365
Year Ended 7/31/2019	$14.13	2.06%	0.88%	0.88%	1.79%	104%	$5,606
Year Ended 7/31/2018	$13.93	6.58%	0.85%(e)	0.85%(e)	1.20%	97%	$5,113
Year Ended 7/31/2017	$13.07	10.63%	0.88%	0.88%	1.27%	103%	$169
Class C
Six Months Ended 1/31/2022 (Unaudited)	$14.04	(3.57%)	1.89%(c),(d),(e)	1.89%(c),(d),(e)	0.39%(c)	49%	$6,365
Year Ended 7/31/2021	$15.75	16.56%	1.90%(d)	1.90%(d)	(0.36%)	107%	$7,562
Year Ended 7/31/2020	$14.04	5.68%	1.90%(d)	1.90%(d)	0.13%	125%	$10,839
Year Ended 7/31/2019	$13.40	1.13%	1.88%	1.88%	0.95%	104%	$12,935
Year Ended 7/31/2018	$13.25	5.41%	1.85%(e)	1.85%(e)	(0.02%)	97%	$17,299
Year Ended 7/31/2017	$12.57	9.59%	1.87%	1.87%	0.36%	103%	$26,322
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$14.87	(3.08%)	0.89%(c),(d),(e)	0.89%(c),(d),(e)	1.41%(c)	49%	$22,675
Year Ended 7/31/2021	$16.60	17.75%	0.91%(d)	0.91%(d)	0.65%	107%	$24,909
Year Ended 7/31/2020	$14.75	6.78%	0.90%(d)	0.90%(d)	1.18%	125%	$20,763
Year Ended 7/31/2019	$14.10	2.14%	0.88%	0.88%	1.95%	104%	$22,219
Year Ended 7/31/2018	$13.89	6.52%	0.85%(e)	0.85%(e)	0.99%	97%	$22,863
Year Ended 7/31/2017	$13.04	10.66%	0.88%	0.88%	1.38%	103%	$18,332
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$14.96	(3.12%)	0.86%(c),(d),(e)	0.86%(c),(d),(e)	1.47%(c)	49%	$5,605
Year Ended 7/31/2021	$16.70	17.75%	0.88%(d)	0.88%(d)	0.69%	107%	$5,688
Year Ended 7/31/2020	$14.84	6.86%	0.86%(d)	0.86%(d)	1.27%	125%	$4,229
Year Ended 7/31/2019	$14.18	2.17%	0.84%	0.84%	1.97%	104%	$3,864
Year Ended 7/31/2018	$13.97	6.56%	0.81%(e)	0.81%(e)	0.97%	97%	$2,522
Year Ended 7/31/2017	$13.11	10.77%	0.83%	0.83%	1.24%	103%	$713
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2022	25

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$16.62	0.17	(0.67)	(0.50)	(0.14)	(1.09)	(1.23)
Year Ended 7/31/2021	$14.77	0.11	2.47	2.58	(0.38)	(0.35)	(0.73)
Year Ended 7/31/2020	$14.12	0.23	0.73	0.96	(0.31)	—	(0.31)
Year Ended 7/31/2019	$13.91	0.25	0.05	0.30	(0.09)	—	(0.09)
Year Ended 7/31/2018	$13.05	0.15	0.71	0.86	—	—	—
Year Ended 7/31/2017(g)	$12.11	0.07	0.87	0.94	—	—	—
Class R
Six Months Ended 1/31/2022 (Unaudited)	$16.30	0.08	(0.62)	(0.54)	(0.10)	(1.09)	(1.19)
Year Ended 7/31/2021	$14.50	0.02	2.43	2.45	(0.30)	(0.35)	(0.65)
Year Ended 7/31/2020	$13.85	0.07	0.79	0.86	(0.21)	—	(0.21)
Year Ended 7/31/2019	$13.64	0.20	0.02	0.22	(0.01)	—	(0.01)
Year Ended 7/31/2018	$12.87	0.06	0.71	0.77	—	—	—
Year Ended 7/31/2017	$11.99	0.08	1.09	1.17	(0.29)	—	(0.29)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	1/31/2022	7/31/2021	7/31/2020
Class A	0.01%	0.01%	less than 0.01%
Advisor Class	0.01%	0.01%	less than 0.01%
Class C	0.01%	0.01%	less than 0.01%
Institutional Class	0.01%	0.01%	less than 0.01%
Institutional 2 Class	0.01%	0.01%	less than 0.01%
Institutional 3 Class	0.01%	0.01%	—%
Class R	0.01%	0.01%	less than 0.01%

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Global Opportunities Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$14.89	(3.05%)	0.83%(c),(d),(e)	0.83%(c),(d),(e)	2.05%(c)	49%	$166
Year Ended 7/31/2021	$16.62	17.83%	0.83%(d)	0.83%(d)	0.72%	107%	$90
Year Ended 7/31/2020	$14.77	6.86%	0.80%	0.80%	1.60%	125%	$78
Year Ended 7/31/2019	$14.12	2.21%	0.81%	0.81%	1.78%	104%	$139
Year Ended 7/31/2018	$13.91	6.59%	0.78%(e)	0.78%(e)	1.07%	97%	$3
Year Ended 7/31/2017(g)	$13.05	7.76%	0.81%(c)	0.81%(c)	1.42%(c)	103%	$3
Class R
Six Months Ended 1/31/2022 (Unaudited)	$14.57	(3.36%)	1.39%(c),(d),(e)	1.39%(c),(d),(e)	0.93%(c)	49%	$1,563
Year Ended 7/31/2021	$16.30	17.19%	1.41%(d)	1.41%(d)	0.15%	107%	$1,628
Year Ended 7/31/2020	$14.50	6.23%	1.39%(d)	1.39%(d)	0.52%	125%	$1,359
Year Ended 7/31/2019	$13.85	1.63%	1.38%	1.38%	1.49%	104%	$2,004
Year Ended 7/31/2018	$13.64	5.98%	1.35%(e)	1.35%(e)	0.47%	97%	$3,277
Year Ended 7/31/2017	$12.87	10.08%	1.38%	1.38%	0.62%	103%	$3,086
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Opportunities Fund | Semiannual Report 2022	27

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Global Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
28	Columbia Global Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Global Opportunities Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
30	Columbia Global Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, to recover an underweight country exposure in its portfolio, to generate total return through long and short positions versus the U.S. dollar and primarily for gaining market exposure to various foreign currencies. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market, to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions and primarily for gaining market exposure to various currency, interest rate, and equity markets. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Columbia Global Opportunities Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments, to protect gains and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
32	Columbia Global Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby
Columbia Global Opportunities Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,326,660*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	310,009
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	114,194*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	9,442*
Total		1,760,305

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	596,638*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	382,426*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	925,310
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,554,831*
Total		5,459,205

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
34	Columbia Global Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	703,976	703,976
Equity risk	—	2,843,131	323,726	(357,091)	—	2,809,766
Foreign exchange risk	(2,966,235)	—	—	—	—	(2,966,235)
Interest rate risk	—	1,282,672	—	—	(66)	1,282,606
Total	(2,966,235)	4,125,803	323,726	(357,091)	703,910	1,830,113

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(930,134)	(930,134)
Equity risk	—	(162,179)	—	(162,179)
Foreign exchange risk	(401,608)	—	—	(401,608)
Interest rate risk	—	(8,382,219)	9,442	(8,372,777)
Total	(401,608)	(8,544,398)	(920,692)	(9,866,698)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	206,510,910
Futures contracts — short	72,804,164
Credit default swap contracts — sell protection	56,773,864

Derivative instrument	Average value ($)*
Options contracts — purchased	6,484
Options contracts — written	(10,024)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	394,452	(795,846)
Interest rate swap contracts	4,721	—

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2022.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Columbia Global Opportunities Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
36	Columbia Global Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2022:
	Citi ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	Standard Chartered ($)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	46,931	-	-	46,931
Centrally cleared interest rate swap contracts (b)	-	-	-	-	2,313	-	-	2,313
Forward foreign currency exchange contracts	52,902	3,330	94,100	73,906	-	85,771	-	310,009
Total assets	52,902	3,330	94,100	73,906	49,244	85,771	-	359,253
Liabilities
Forward foreign currency exchange contracts	449,290	8,296	17,612	252,190	-	1,990	195,932	925,310
Total financial and derivative net assets	(396,388)	(4,966)	76,488	(178,284)	49,244	83,781	(195,932)	(566,057)
Total collateral received (pledged) (c)	-	-	-	-	-	83,781	-	83,781
Net amount (d)	(396,388)	(4,966)	76,488	(178,284)	49,244	-	(195,932)	(649,838)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Global Opportunities Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds, including exchange-traded funds, that pay an investment management fee to the Investment Manager, and
38	Columbia Global Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
(ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities, instruments and other assets not described above, including other funds advised by the Investment Manager that do not pay a management services fee, derivatives and individual securities. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.71% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Global Opportunities Fund | Semiannual Report 2022	39

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.02
Class R	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $395,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	55,681
Class C	—	1.00(b)	395

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
40	Columbia Global Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	1.35%	1.35%
Advisor Class	1.10	1.10
Class C	2.10	2.10
Institutional Class	1.10	1.10
Institutional 2 Class	1.07	1.07
Institutional 3 Class	1.03	1.02
Class R	1.60	1.60
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
447,481,000	94,633,000	(22,875,000)	71,758,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Global Opportunities Fund | Semiannual Report 2022	41

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $222,553,796 and $255,010,623, respectively, for the six months ended January 31, 2022, of which $121,715,844 and $121,697,235, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	200,000	0.69	2
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
42	Columbia Global Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The Fund had no borrowings during the six months ended January 31, 2022.
Note 9. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
Columbia Global Opportunities Fund | Semiannual Report 2022	43

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2022, affiliated shareholders of record owned 86.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
On February 24, 2022, Russia began a large-scale invasion of Ukraine, and economic sanctions against Russia swiftly followed. Following regulatory concerns regarding these economic sanctions, a number of market exchanges halted trading in the stocks of Russia-based companies listed on their exchange. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund. The value and liquidity of Russian securities have experienced significant declines since January 31, 2022, at which time Russian securities represented 0.8% of net assets.
44	Columbia Global Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Global Opportunities Fund | Semiannual Report 2022	45

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Columbia Global Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR156_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Minnesota Tax-Exempt Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Minnesota Tax-Exempt Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Minnesota Tax-Exempt Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from Minnesota state and local tax.
Portfolio management
Douglas White, CFA
Lead Portfolio Manager
Managed Fund since 2018
Catherine Stienstra
Portfolio Manager
Managed Fund since 2007
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/18/86	-2.92	-1.37	3.11	3.08
	Including sales charges		-5.84	-4.31	2.47	2.77
Advisor Class*		03/19/13	-2.80	-1.17	3.36	3.33
Class C	Excluding sales charges	06/26/00	-3.29	-2.15	2.34	2.31
	Including sales charges		-4.25	-3.11	2.34	2.31
Institutional Class		09/27/10	-2.80	-1.17	3.38	3.33
Institutional 2 Class*		12/11/13	-2.81	-1.13	3.36	3.30
Institutional 3 Class*		03/01/17	-2.77	-1.07	3.38	3.22
Bloomberg Minnesota Municipal Bond Index			-3.06	-2.08	3.00	2.71
Bloomberg Municipal Bond Index			-3.10	-1.89	3.46	3.20
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Minnesota Municipal Bond Index is a market capitalization-weighted index of Minnesota Investment-grade bonds with maturities of one year or more.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Effective August 24, 2021, the Bloomberg Barclays Minnesota Municipal Bond Index and the Bloomberg Barclays Municipal Bond Index were rebranded as the Bloomberg Minnesota Municipal Bond Index and the Bloomberg Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2022)
AAA rating	23.5
AA rating	30.0
A rating	23.5
BBB rating	4.9
BB rating	4.0
D rating	0.6
Not rated	13.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	970.80	1,021.44	3.85	3.94	0.77
Advisor Class	1,000.00	1,000.00	972.00	1,022.71	2.60	2.67	0.52
Class C	1,000.00	1,000.00	967.10	1,017.64	7.58	7.77	1.52
Institutional Class	1,000.00	1,000.00	972.00	1,022.71	2.60	2.67	0.52
Institutional 2 Class	1,000.00	1,000.00	971.90	1,022.71	2.60	2.67	0.52
Institutional 3 Class	1,000.00	1,000.00	972.30	1,022.96	2.35	2.41	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.0%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.120%	400,000	400,000
Total Floating Rate Notes (Cost $400,000)			400,000

Municipal Bonds 98.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.5%
Minneapolis-St Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2023	5.000%	6,340,000	6,585,305
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Revenue Bonds
Senior Lien
Series 2016C
01/01/2046	5.000%	3,000,000	3,469,555
Subordinated Series 2014A
01/01/2034	5.000%	1,000,000	1,067,309
Subordinated Series 2019A
01/01/2033	5.000%	7,030,000	8,535,205
Minneapolis-St. Paul Metropolitan Airports Commission(c)
Refunding Revenue Bonds
Subordinated Series 2019B
01/01/2025	5.000%	2,100,000	2,308,520
01/01/2035	5.000%	2,295,000	2,753,351
01/01/2044	5.000%	5,000,000	5,889,175
01/01/2049	5.000%	5,000,000	5,868,269
Total			36,476,689
Assisted Living 0.3%
St. Cloud Housing & Redevelopment Authority(d)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	3,000,000	2,550,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 5.9%
City of Bethel
Refunding Revenue Bonds
Spectrum High School Project
Series 2017
07/01/2027	3.500%	1,755,000	1,819,558
07/01/2047	4.250%	1,000,000	1,055,300
07/01/2052	4.375%	2,255,000	2,384,986
City of Cologne
Revenue Bonds
Cologne Academy Charter School Project
Series 2014A
07/01/2034	5.000%	500,000	525,013
07/01/2045	5.000%	2,070,000	2,153,881
City of Deephaven
Refunding Revenue Bonds
Eagle Ridge Academy Project
Series 2015
07/01/2050	5.500%	1,500,000	1,634,012
Revenue Bonds
Seven Hills Preparatory Academy Project
Series 2017
10/01/2049	5.000%	1,700,000	1,734,702
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2050	5.375%	3,600,000	4,017,439
City of Independence
Revenue Bonds
Global Academy Project
Series 2021A
07/01/2051	4.000%	1,400,000	1,485,705
07/01/2056	4.000%	1,080,000	1,141,621
Paladin Career & Technical High School
Series 2021
06/01/2056	4.000%	2,305,000	2,195,308
City of Minneapolis(e)
Revenue Bonds
Friendship Academy of the Arts
Series 2019
12/01/2052	5.250%	2,000,000	2,099,048
City of Minneapolis
Revenue Bonds
Hennepin Schools Project
Series 2021
07/01/2051	4.000%	3,585,000	3,715,962
07/01/2056	4.000%	1,170,000	1,208,004
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northeast College Prep Project
Series 2020A
07/01/2040	5.000%	435,000	466,768
07/01/2055	5.000%	1,410,000	1,486,141
City of Spring Lake Park
Revenue Bonds
Academy for Higher Learning Project
Series 2019
06/15/2049	5.000%	2,000,000	2,137,807
06/15/2054	5.000%	1,000,000	1,066,250
City of Woodbury
Refunding Revenue Bonds
Charter School Lease
Series 2020
12/01/2040	4.000%	400,000	427,983
12/01/2050	4.000%	550,000	584,595
Revenue Bonds
Woodbury Leadership Project
Series 2021
07/01/2056	4.000%	1,150,000	1,201,387
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Hmong College Prep Academy Project
Series 2020
09/01/2055	5.000%	1,500,000	1,686,780
Hope Community Academy Project
Series 2015A
12/01/2043	5.000%	2,000,000	2,042,703
Nova Classical Academy Project
Series 2016
09/01/2036	4.000%	1,000,000	1,041,610
09/01/2047	4.125%	1,400,000	1,446,891
Series 2021
09/01/2026	2.000%	355,000	345,105
09/01/2031	4.000%	350,000	366,626
St. Paul Conservatory
Series 2013A
03/01/2028	4.000%	200,000	202,363
03/01/2043	4.625%	1,000,000	1,011,058
Housing & Redevelopment Authority of The City of St. Paul(e)
Revenue Bonds
Minnesota Math & Science Academy
Series 2021
06/01/2041	4.000%	1,120,000	1,105,098
06/01/2051	4.000%	1,250,000	1,177,831
06/01/2056	4.000%	1,080,000	1,003,801
Township of Baytown
Refunding Revenue Bonds
Series 2016A
08/01/2041	4.000%	750,000	778,132
08/01/2046	4.250%	1,000,000	1,041,952
Total			47,791,420
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 0.2%
City of Center City
Refunding Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2019
11/01/2041	4.000%	1,000,000	1,105,108
Revenue Bonds
Hazelden Betty Ford Foundation Project
Series 2014
11/01/2044	5.000%	500,000	533,656
Total			1,638,764
Higher Education 7.7%
City of Moorhead
Refunding Revenue Bonds
Concordia College Corp. Project
Series 2016
12/01/2034	5.000%	1,155,000	1,260,384
12/01/2040	5.000%	1,350,000	1,466,383
Minnesota Higher Education Facilities Authority
Refunding Revenue Bonds
Carleton College
Series 2017
03/01/2037	4.000%	500,000	548,329
03/01/2039	4.000%	500,000	548,943
03/01/2040	4.000%	1,000,000	1,098,233
03/01/2047	4.000%	2,500,000	2,747,316
College of St. Scholastica
Series 2019
12/01/2040	4.000%	1,200,000	1,323,760
Gustavus Adolphus College
Series 2017
10/01/2041	4.000%	3,000,000	3,276,239
Macalester College
Series 2017
03/01/2029	5.000%	150,000	174,823
03/01/2030	5.000%	175,000	204,445
03/01/2042	4.000%	900,000	989,452
03/01/2048	4.000%	600,000	659,227
Series 2021
03/01/2040	3.000%	365,000	386,166
03/01/2043	3.000%	325,000	341,173
St. Catherine University
Series 2018
10/01/2037	4.000%	580,000	634,950
10/01/2038	4.000%	920,000	1,006,820
10/01/2045	5.000%	2,500,000	2,890,214
St. Olaf College
8th Series 2015G
12/01/2031	5.000%	740,000	830,487
12/01/2032	5.000%	1,000,000	1,121,885

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-8N
10/01/2034	4.000%	1,500,000	1,640,075
10/01/2035	4.000%	500,000	546,224
University of St. Thomas
Series 2016-8-L
04/01/2035	5.000%	750,000	843,180
04/01/2039	4.000%	2,000,000	2,157,691
Series 2017A
10/01/2035	4.000%	800,000	886,637
10/01/2037	4.000%	750,000	829,931
Revenue Bonds
College of St. Benedict
Series 2016-8-K
03/01/2043	4.000%	1,000,000	1,062,344
College of St. Scholastica
Series 2012
12/01/2027	4.250%	350,000	357,720
12/01/2032	4.000%	350,000	356,049
St. John’s University
Series 2015-8-1
10/01/2031	5.000%	370,000	414,548
10/01/2032	5.000%	645,000	722,007
10/01/2033	5.000%	350,000	392,102
10/01/2034	5.000%	380,000	425,457
St. Olaf College
Series 2021
10/01/2046	4.000%	1,750,000	1,994,418
10/01/2050	4.000%	1,600,000	1,817,199
University of St. Thomas
Series 2019
10/01/2040	5.000%	1,250,000	1,505,445
10/01/2041	4.000%	1,000,000	1,120,409
10/01/2044	4.000%	2,750,000	3,064,432
University of Minnesota
Refunding Revenue Bonds
Series 2019B
10/01/2025	5.000%	2,720,000	3,094,393
Revenue Bonds
Series 2014B
01/01/2044	4.000%	3,750,000	3,909,389
Series 2016A
04/01/2033	5.000%	1,725,000	1,967,095
04/01/2034	5.000%	1,855,000	2,113,728
Series 2019A
04/01/2036	5.000%	1,300,000	1,590,476
04/01/2037	5.000%	2,000,000	2,443,348
04/01/2038	5.000%	4,945,000	6,031,575
Total			62,795,101
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 18.2%
City of Crookston
Revenue Bonds
Riverview Health Project
Series 2019
05/01/2044	5.000%	500,000	516,530
05/01/2051	5.000%	1,500,000	1,554,289
City of Glencoe
Refunding Revenue Bonds
Glencoe Regional Health Services Project
Series 2013
04/01/2023	4.000%	400,000	401,815
04/01/2024	4.000%	745,000	747,999
04/01/2026	4.000%	500,000	501,753
04/01/2031	4.000%	1,450,000	1,453,268
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2037	4.000%	10,500,000	11,486,059
North Memorial Health Care
Series 2015
09/01/2032	5.000%	1,000,000	1,106,480
09/01/2035	4.000%	1,500,000	1,600,546
City of Minneapolis
Refunding Revenue Bonds
Fairview Health Services
Series 2015A
11/15/2034	5.000%	4,000,000	4,474,914
11/15/2044	5.000%	6,475,000	7,206,008
Series 2018A
11/15/2033	5.000%	2,920,000	3,521,284
Revenue Bonds
Allina Health Systems
Series 2021
11/15/2038	4.000%	3,205,000	3,714,717
11/15/2040	4.000%	3,250,000	3,747,307
Fairview Health Services
Series 2018A
11/15/2037	4.000%	4,000,000	4,430,192
11/15/2038	4.000%	2,630,000	2,913,591
City of Plato
Revenue Bonds
Glencoe Regional Health Services
Series 2017
04/01/2037	4.000%	1,810,000	1,911,024
04/01/2041	5.000%	675,000	744,939

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Rochester
Refunding Revenue Bonds
Mayo Clinic
Series 2016B
11/15/2035	5.000%	5,000,000	6,981,838
11/15/2036	5.000%	12,255,000	17,391,068
City of Shakopee
Refunding Revenue Bonds
St. Francis Regional Medical Center
Series 2014
09/01/2034	5.000%	1,000,000	1,085,042
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2014B
05/01/2024	5.000%	1,400,000	1,519,958
Series 2016A
05/01/2028	5.000%	1,745,000	1,996,469
05/01/2037	4.000%	3,175,000	3,443,629
05/01/2046	5.000%	3,500,000	3,947,373
Series 2019
05/01/2048	5.000%	5,000,000	5,933,138
County of Chippewa
Refunding Revenue Bonds
Montevideo Hospital Project
Series 2016
03/01/2025	4.000%	1,390,000	1,470,839
03/01/2026	4.000%	1,445,000	1,549,301
03/01/2037	4.000%	7,660,000	7,907,343
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	4.250%	5,000,000	5,571,280
02/15/2043	5.000%	1,615,000	1,881,490
02/15/2048	4.250%	1,000,000	1,107,550
02/15/2048	5.000%	1,300,000	1,505,522
02/15/2058	5.000%	6,000,000	6,907,685
Duluth Economic Development Authority(f)
Refunding Revenue Bonds
St. Luke Hospital of Duluth
Series 2022
06/15/2037	4.000%	350,000	391,138
06/15/2038	4.000%	375,000	418,160
06/15/2039	4.000%	225,000	250,468
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2030	5.000%	1,825,000	2,142,268
11/15/2034	5.000%	1,900,000	2,220,070
11/15/2036	4.000%	1,200,000	1,324,940
11/15/2037	4.000%	600,000	662,125
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2043	4.000%	3,000,000	3,300,312
HealthPartners Obligation Group
Series 2015
07/01/2033	5.000%	3,000,000	3,340,026
07/01/2035	4.000%	10,630,000	11,354,790
Total			147,636,537
Joint Power Authority 2.9%
Hutchinson Utilities Commission
Revenue Bonds
Series 2012A
12/01/2022	5.000%	250,000	259,024
12/01/2025	5.000%	400,000	414,063
Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2014
10/01/2032	5.000%	250,000	274,656
10/01/2033	5.000%	250,000	274,517
Series 2014A
10/01/2035	5.000%	1,000,000	1,096,687
Revenue Bonds
Series 2016
10/01/2041	4.000%	1,000,000	1,086,854
10/01/2047	5.000%	500,000	565,801
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 2017
01/01/2034	5.000%	210,000	241,068
01/01/2035	5.000%	170,000	194,978
01/01/2036	5.000%	180,000	206,356
01/01/2041	5.000%	400,000	456,752
Revenue Bonds
Series 2013A
01/01/2030	5.000%	340,000	352,582
01/01/2031	5.000%	460,000	477,023
Southern Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2035	5.000%	1,000,000	1,127,755
01/01/2041	5.000%	2,550,000	2,851,080
01/01/2046	5.000%	2,000,000	2,223,338
Revenue Bonds
Series 2017A
01/01/2042	5.000%	1,000,000	1,169,799
Southern Minnesota Municipal Power Agency(g)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2026	0.000%	10,000,000	9,381,521

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Minnesota Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
01/01/2036	5.000%	1,000,000	1,129,379
Total			23,783,233
Local Appropriation 2.2%
Anoka-Hennepin Independent School District No. 11
Certificate of Participation
Series 2014A
02/01/2034	5.000%	1,700,000	1,818,789
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2027	5.000%	740,000	854,842
Northeastern Metropolitan Intermediate School District No. 916
Certificate of Participation
Series 2015B
02/01/2034	5.000%	1,000,000	1,097,158
02/01/2042	4.000%	5,250,000	5,478,605
Plymouth Intermediate District No. 287
Refunding Certificate of Participation
Series 2016A
05/01/2030	4.000%	450,000	479,770
05/01/2031	4.000%	450,000	478,892
St. Paul Independent School District No. 625
Certificate of Participation
Series 2019 (School District Credit Enhancement Program)
02/01/2037	4.000%	515,000	586,272
02/01/2038	4.000%	1,000,000	1,136,583
02/01/2039	3.000%	565,000	598,845
Series 2020C
02/01/2040	2.500%	4,285,000	4,333,002
Zumbro Education District
Certificate of Participation
Series 2021A
02/01/2038	4.000%	390,000	436,682
02/01/2041	4.000%	635,000	706,532
Total			18,005,972
Local General Obligation 24.9%
Anoka-Hennepin Independent School District No. 11
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2045	3.000%	5,000,000	5,201,638
Series 2018A
02/01/2039	4.000%	8,905,000	9,795,327
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Becker Independent School District No. 726(f),(g)
Unlimited General Obligation Bonds
Series 2022A
02/01/2037	0.000%	1,335,000	894,983
02/01/2038	0.000%	1,335,000	866,084
02/01/2039	0.000%	1,150,000	721,548
Blooming Prairie Independent School District No. 756(f)
Unlimited General Obligation Refunding Bonds
Series 2022A
02/01/2045	2.250%	1,375,000	1,233,417
Brainerd Independent School District No. 181
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2037	4.000%	9,800,000	10,809,346
Burnsville-Eagan-Savage Independent School District No. 191
Unlimited General Obligation Bonds
School Building
Series 2015A
02/01/2031	4.000%	4,820,000	5,197,879
Centennial Independent School District No. 12(g)
Unlimited General Obligation Bonds
Series 2015A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,225,000	903,610
02/01/2033	0.000%	750,000	528,835
Chisago Lakes Independent School District No. 2144
Unlimited General Obligation Bonds
Minnesota School District Credit Enhancement Program
Series 2017A
02/01/2030	4.000%	3,145,000	3,500,731
City of Elk River
Unlimited General Obligation Bonds
Series 2019A
12/01/2042	3.000%	1,755,000	1,843,996
County of Hennepin
Unlimited General Obligation Bonds
Series 2020A
12/01/2037	5.000%	2,385,000	3,036,749
12/01/2038	5.000%	2,700,000	3,431,286
Dilworth Glyndon Felton Independent School District No. 2164
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	3.000%	1,025,000	1,072,002
02/01/2040	3.000%	1,000,000	1,044,154
02/01/2041	3.000%	1,230,000	1,283,367
Duluth Independent School District No. 709
Refunding Certificate of Participation
Series 2016A (School District Credit Enhancement Program)
02/01/2028	4.000%	1,500,000	1,645,797

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Independent School District No. 709(g)
Unlimited General Obligation Bonds
Series 2021C
02/01/2032	0.000%	1,080,000	836,265
02/01/2033	0.000%	1,075,000	806,632
Eden Prairie Independent School District No. 272
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2040	3.000%	3,000,000	3,125,748
Elk River Independent School District No. 728
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2034	2.000%	7,000,000	6,811,407
Hastings Independent School District No. 200(g)
Unlimited General Obligation Bonds
School Building
Series 2018A (School District Credit Enhancement Program)
02/01/2032	0.000%	1,305,000	1,005,502
02/01/2033	0.000%	2,140,000	1,578,088
Hennepin County Regional Railroad Authority
Limited General Obligation Bonds
Series 2019A
12/01/2037	5.000%	4,685,000	5,684,688
12/01/2038	5.000%	3,965,000	4,803,717
Lac Qui Parle Valley Independent School District No. 2853
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.500%	2,525,000	2,546,218
Litchfield Independent School District No. 465
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	3.000%	2,260,000	2,374,189
MACCRAY Independent School District No. 2180
Unlimited General Obligation Bonds
Series 2020A
02/01/2038	2.250%	2,525,000	2,440,326
02/01/2039	2.250%	2,580,000	2,482,162
Mahtomedi Independent School District No. 832
Unlimited General Obligation Refunding Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2030	5.000%	500,000	555,405
02/01/2031	5.000%	1,140,000	1,265,966
Mankato Independent School District No. 77
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2033	4.000%	550,000	629,157
02/01/2036	4.000%	585,000	667,035
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maple River Independent School District No. 2135
Unlimited General Obligation Bonds
School District Credit Enhancement Program
Series 2020A
02/01/2050	4.000%	3,230,000	3,657,959
Marshall Independent School District No. 413
Unlimited General Obligation Bonds
Series 2019B (School District Credit Enhancement Program)
02/01/2039	3.000%	2,440,000	2,545,507
02/01/2040	3.000%	2,515,000	2,620,419
Metropolitan Council
Unlimited General Obligation Bonds
GAN Series 2021C
12/01/2028	5.000%	4,000,000	4,904,122
12/01/2029	5.000%	16,725,000	20,925,972
Unlimited General Obligation Refunding Bonds
Minneapolis-Saint Paul Metropolitan Area
Series 2020E
12/01/2028	5.000%	3,135,000	3,843,605
12/01/2029	5.000%	3,530,000	4,416,663
12/01/2030	5.000%	3,690,000	4,705,938
Minneapolis Special School District No. 1
Unlimited General Obligation Bonds
Long-Term Facilities Maintenance
Series 2017 (School District Credit Enhancement Program)
02/01/2031	5.000%	2,000,000	2,397,752
Monticello Independent School District No. 882
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2030	4.000%	1,000,000	1,091,906
02/01/2031	4.000%	1,735,000	1,889,536
Moorhead Independent School District No. 152
Unlimited General Obligation Bonds
Series 2020A
02/01/2041	3.000%	5,600,000	5,857,336
Mounds View Independent School District No. 621
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2043	4.000%	6,455,000	7,039,176
Mountain Iron-Buhl Independent School District No. 712
Unlimited General Obligation Bonds
School Building
Series 2016A (School District Credit Enhancement Program)
02/01/2032	4.000%	1,775,000	1,946,078
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Unlimited General Obligation Bonds
Series 2019A
02/01/2042	3.000%	7,050,000	7,407,338

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norwood Young America Independent School District No. 108(f)
Unlimited General Obligation Bonds
Series 2022A
02/01/2045	2.250%	1,600,000	1,429,017
Richfield Independent School District No. 280
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2040	4.000%	5,000,000	5,437,627
Roseville Independent School District No. 623
Unlimited General Obligation Bonds
School Building
Series 2018A
02/01/2038	4.000%	10,000,000	10,870,307
Russell Tyler Ruthton Independent School District No. 2902
Unlimited General Obligation Bonds
Series 2019A (School District Credit Enhancement Program)
02/01/2035	3.000%	1,950,000	2,072,680
02/01/2036	3.000%	1,000,000	1,061,374
02/01/2037	3.000%	1,035,000	1,096,710
Sartell-St. Stephen Independent School District No. 748(g)
Unlimited General Obligation Bonds
School Building
Series 2016B (School District Credit Enhancement Program)
02/01/2032	0.000%	1,565,000	1,190,352
02/01/2033	0.000%	2,585,000	1,889,395
02/01/2034	0.000%	1,500,000	1,053,033
Sauk Rapids-Rice Independent School District No. 47
Unlimited General Obligation Bonds
Series 2020A
02/01/2040	2.625%	2,250,000	2,284,554
St. Francis Independent School District No. 15
Unlimited General Obligation Bonds
Series 2018A
02/01/2033	4.000%	450,000	461,792
02/01/2034	4.000%	325,000	333,451
Watertown-Mayer Independent School District No. 111(g)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2020A
02/01/2035	0.000%	2,420,000	1,749,705
02/01/2039	0.000%	2,175,000	1,368,198
Worthington Independent School District No. 518
Unlimited General Obligation Bonds
Series 2020A
02/01/2035	3.000%	700,000	731,404
02/01/2036	3.000%	470,000	490,662
02/01/2037	3.000%	500,000	521,467
02/01/2038	3.000%	1,000,000	1,041,924
02/01/2039	3.000%	1,000,000	1,041,137
Total			201,997,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 2.5%
Anoka Housing & Redevelopment Authority
Revenue Bonds
Woodland Park Apartments Project
Series 2011A
04/01/2027	5.000%	2,500,000	2,506,579
City of Crystal
Revenue Bonds
Crystal Leased Housing Association
Series 2014
06/01/2031	5.250%	2,500,000	2,456,446
City of Minneapolis
Revenue Bonds
14th and Central Project
Series 2020A (FNMA)
02/01/2038	2.350%	5,000,000	4,861,755
City of St. Anthony
Revenue Bonds
Multifamily Housing Landings Silver Lake Village
Series 2013
12/01/2030	6.000%	3,000,000	3,171,524
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
848 Payne Ave. Apartments Green Bonds
Series 2020
06/01/2038	2.330%	5,000,000	4,859,837
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2045	5.500%	2,500,000	2,544,167
Total			20,400,308
Municipal Power 0.9%
City of Rochester Electric Utility
Refunding Revenue Bonds
Series 2015E
12/01/2027	4.000%	1,000,000	1,095,086
12/01/2028	4.000%	950,000	1,038,473
Puerto Rico Electric Power Authority(d),(h)
Revenue Bonds
Series 2012A
07/01/2042	0.000%	5,050,000	5,201,500
Total			7,335,059
Nursing Home 2.8%
City of Chatfield
Refunding Revenue Bonds
Chosen Valley Care Center
Series 2019
09/01/2044	5.000%	500,000	516,096
09/01/2052	5.000%	1,500,000	1,535,389

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Oak Park Heights
Refunding Revenue Bonds
Boutwells Landing Care Center
Series 2013
08/01/2025	5.250%	1,480,000	1,497,607
City of Sauk Rapids
Refunding Revenue Bonds
Good Shepherd Lutheran Home
Series 2013
01/01/2039	5.125%	2,500,000	2,503,088
Dakota County Community Development Agency
Revenue Bonds
Ebenezer Ridges Care Center TCU Project
Series 2014S
09/01/2046	5.000%	2,000,000	2,030,362
Duluth Economic Development Authority
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2031	4.000%	1,625,000	1,736,728
07/01/2041	4.000%	3,755,000	3,918,992
Housing & Redevelopment Authority of The City of St. Paul(e)
Refunding Revenue Bonds
Episcopal Homes Obligation Group
Series 2021
11/01/2042	4.000%	1,000,000	988,824
Housing & Redevelopment Authority of The City of St. Paul
Revenue Bonds
Episcopal Homes Project
Series 2013
05/01/2038	5.000%	1,200,000	1,222,158
05/01/2048	5.125%	6,250,000	6,353,396
Total			22,302,640
Other Bond Issue 0.6%
City of Minneapolis
Revenue Bonds
YMCA Greater Twin Cities Project
Series 2016
06/01/2027	4.000%	100,000	106,278
06/01/2028	4.000%	170,000	179,454
06/01/2029	4.000%	165,000	173,416
06/01/2030	4.000%	125,000	130,907
06/01/2031	4.000%	100,000	104,476
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
08/01/2032	3.000%	500,000	495,628
08/01/2033	3.000%	500,000	494,977
08/01/2034	3.125%	850,000	850,159
08/01/2035	3.125%	800,000	798,916
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A
12/01/2036	5.000%	1,580,000	1,885,673
Total			5,219,884
Other Utility 0.6%
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Series 2017A
10/01/2031	4.000%	875,000	956,069
10/01/2032	4.000%	800,000	871,896
10/01/2033	4.000%	655,000	712,049
St. Paul Port Authority
Revenue Bonds
Series 2017-3
10/01/2042	4.000%	1,360,000	1,461,254
St. Paul Port Authority(c)
Revenue Bonds
Series 2017-4
10/01/2040	4.000%	1,000,000	1,070,093
Total			5,071,361
Refunded / Escrowed 4.1%
City of Rochester
Prerefunded 07/01/23 Revenue Bonds
Olmsted Medical Center Project
Series 2013
07/01/2024	5.000%	300,000	317,063
07/01/2027	5.000%	245,000	258,935
07/01/2028	5.000%	225,000	237,797
07/01/2033	5.000%	650,000	686,970
County of Rice(e)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A Escrowed to Maturity
08/01/2022	5.000%	2,345,000	2,396,760
Goodhue County Education District No. 6051
Prerefunded 02/01/24 Certificate of Participation
Series 2014
02/01/2029	5.000%	1,200,000	1,291,747
02/01/2034	5.000%	1,200,000	1,291,747
02/01/2039	5.000%	1,300,000	1,399,393
Hermantown Independent School District No. 700
Prerefunded 02/01/24 Unlimited General Obligation Bonds
School Building
Series 2014A (School District Credit Enhancement Program)
02/01/2037	5.000%	4,740,000	5,105,337
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2027	5.000%	2,500,000	2,842,525
11/15/2044	5.000%	1,000,000	1,137,010

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
HealthEast Care System Project
Series 2015 Escrowed to Maturity
11/15/2023	5.000%	1,000,000	1,070,656
Minnesota Higher Education Facilities Authority
Prerefunded 10/01/22 Revenue Bonds
St. Catherine University
7th Series 2012Q
10/01/2025	5.000%	325,000	334,544
10/01/2026	5.000%	280,000	288,223
10/01/2027	5.000%	200,000	205,873
10/01/2032	5.000%	700,000	720,557
St. Paul Port Authority(c)
Prerefunded 08/01/22 Revenue Bonds
Energy Park Utility Co. Project
Series 2012
08/01/2028	5.450%	250,000	255,886
08/01/2036	5.700%	1,250,000	1,280,976
University of Minnesota
Prerefunded 08/01/23 Revenue Bonds
State Supported Biomed Science Research Facilities
Series 2013
08/01/2038	5.000%	5,000,000	5,310,581
Western Minnesota Municipal Power Agency
Prerefunded 01/01/24 Revenue Bonds
Series 2014A
01/01/2040	5.000%	1,000,000	1,075,395
01/01/2046	5.000%	4,025,000	4,328,465
Worthington Independent School District No. 518
Prerefunded 02/01/26 Certificate of Participation
Series 2017A
02/01/2039	4.000%	1,370,000	1,513,267
Total			33,349,707
Retirement Communities 4.3%
City of Anoka
Refunding Revenue Bonds
Homestead at Anoka, Inc. Project
Series 2017
11/01/2046	5.000%	1,500,000	1,594,772
City of Apple Valley
Refunding Revenue Bonds
Apple Vally Senior Housing
Series 2018
09/01/2053	4.500%	3,000,000	3,105,993
Revenue Bonds
Orchard Path Phase II Project
Series 2021
09/01/2051	4.000%	500,000	513,152
09/01/2061	4.000%	870,000	883,542
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	2,500,000	2,234,361
City of Cloquet
Refunding Revenue Bonds
HADC Cloquet LLC Project
Series 2021
08/01/2041	4.000%	500,000	486,128
08/01/2048	4.000%	500,000	468,147
City of Maple Plain
Revenue Bonds
Haven Homes, Inc. Project
Series 2019
07/01/2057	4.650%	1,250,000	1,266,066
City of Moorhead
Refunding Revenue Bonds
Evercare Senior Living LLC
Series 2012
09/01/2037	5.125%	1,000,000	982,591
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2041	4.250%	5,000,000	5,290,864
10/01/2047	5.000%	2,000,000	2,157,877
City of Red Wing
Revenue Bonds
Benedictine Living Community
Series 2018
08/01/2047	5.000%	1,500,000	1,509,593
08/01/2053	5.000%	600,000	599,962
City of Rochester
Revenue Bonds
Homestead Rochester, Inc. Project
Series 2015
12/01/2049	5.000%	2,400,000	2,420,174
City of Sartell
Refunding Revenue Bonds
Country Manor Campus LLC
Series 2017
09/01/2042	4.500%	2,000,000	2,000,910
09/01/2042	5.000%	875,000	896,781
City of St. Joseph
Revenue Bonds
Woodcrest of Country Manor Project
Series 2019
07/01/2055	5.000%	1,500,000	1,495,098

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of St. Paul Park
Refunding Revenue Bonds
Presbyterian Homes Bloomington
Series 2017
09/01/2036	4.200%	275,000	283,752
09/01/2037	4.250%	300,000	309,692
09/01/2042	5.000%	1,000,000	1,047,001
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	160,139
08/01/2034	5.000%	125,000	133,355
08/01/2035	5.000%	140,000	149,253
08/01/2054	5.000%	1,625,000	1,713,406
Dakota County Community Development Agency(e)
Refunding Revenue Bonds
Walker Highviews Hills LLC
Series 2016
08/01/2051	5.000%	1,500,000	1,512,915
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2049	5.250%	2,000,000	2,058,605
Total			35,274,129
Sales Tax 0.9%
City of St. Paul
Revenue Bonds
Series 2014G
11/01/2032	5.000%	1,250,000	1,377,083
Puerto Rico Sales Tax Financing Corp.(g),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	17,751,000	5,763,295
Total			7,140,378
Single Family 3.0%
Minneapolis/St. Paul Housing Finance Board
Mortgage-Backed Revenue Bonds
City Living
Series 2011A (GNMA)
12/01/2027	4.450%	190,000	190,132
Minnesota Housing Finance Agency(c)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA)
01/01/2030	3.300%	10,000	10,023
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Series 2021D (GNMA)
07/01/2041	2.200%	1,755,000	1,648,895
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Mortgage-Backed Securities Pass-Through Program
Series 2019 (GNMA)
03/01/2049	3.450%	836,978	853,761
06/01/2049	3.150%	928,673	943,414
Series 2016 (GNMA / FNMA)
02/01/2046	2.950%	2,396,564	2,427,928
Series 2019F
07/01/2044	2.750%	1,700,000	1,728,497
Series 2020B (GNMA)
01/01/2044	2.800%	2,875,000	2,926,125
Series 2020E (GNMA)
07/01/2044	2.700%	1,385,000	1,391,477
Series 2021B (GNMA)
07/01/2046	2.450%	2,570,000	2,394,844
07/01/2051	2.500%	3,520,000	3,214,325
Social Bonds
Series 2021F
07/01/2046	2.400%	4,480,000	4,068,799
Series 2021H
01/01/2046	2.550%	2,750,000	2,540,370
Total			24,338,590
Special Non Property Tax 0.2%
Puerto Rico Highway & Transportation Authority(d),(h)
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	2,000,000	1,200,000
State Appropriated 3.9%
State of Minnesota
Refunding Revenue Bonds
Appropriation
Series 2012B
03/01/2025	5.000%	5,000,000	5,020,248
03/01/2028	5.000%	3,000,000	3,012,149
03/01/2029	5.000%	4,250,000	4,267,210
Revenue Bonds
Appropriation
Series 2014A
06/01/2038	5.000%	8,880,000	9,346,561
University of Minnesota
Refunding Revenue Bonds
State Supported Biomedical Science Research Facilities Funding Program
Series 2021
08/01/2034	5.000%	3,780,000	5,088,440
08/01/2035	5.000%	1,750,000	2,388,849
08/01/2036	5.000%	570,000	788,453

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Supported Stadium Debt
Series 2015
08/01/2027	5.000%	1,185,000	1,335,080
Total			31,246,990
State General Obligation 7.7%
Commonwealth of Puerto Rico(d),(h)
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2014A
07/01/2035	0.000%	5,000,000	4,500,000
State of Minnesota
Unlimited General Obligation Bonds
Bidding Group 2
Series 2021A
09/01/2038	4.000%	10,000,000	11,806,682
Series 2018A
08/01/2031	5.000%	5,000,000	6,094,559
08/01/2033	5.000%	7,500,000	9,127,275
Series 2020A
08/01/2031	5.000%	2,000,000	2,535,248
08/01/2032	5.000%	8,830,000	11,175,734
08/01/2036	5.000%	5,000,000	6,299,478
08/01/2038	5.000%	5,000,000	6,284,270
Series 2021B
09/01/2040	2.000%	5,000,000	4,609,040
Total			62,432,286
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Student Loan 0.3%
Minnesota Office of Higher Education(c)
Refunding Revenue Bonds
Series 2020
11/01/2038	2.650%	2,210,000	2,164,211
Total Municipal Bonds (Cost $782,683,755)			800,150,609

Money Market Funds 1.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(i)	265,564	265,537
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(i)	8,356,469	8,356,469
Total Money Market Funds (Cost $8,622,032)		8,622,006
Total Investments in Securities (Cost: $791,705,787)		809,172,615
Other Assets & Liabilities, Net		2,343,093
Net Assets		811,515,708

At January 31, 2022, securities and/or cash totaling $400,500 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(267)	03/2022	USD	(34,167,656)	—	(86,537)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2022.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2022, the total value of these securities amounted to $13,451,500, which represents 1.66% of total net assets.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $10,284,277, which represents 1.27% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Zero coupon bond.
(h)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2022, the total value of these securities amounted to $16,664,795, which represents 2.05% of total net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Note
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	400,000	—	400,000
Municipal Bonds	—	800,150,609	—	800,150,609
Money Market Funds	8,622,006	—	—	8,622,006
Total Investments in Securities	8,622,006	800,550,609	—	809,172,615
Investments in Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Futures Contracts	(86,537)	—	—	(86,537)
Total	8,535,469	800,550,609	—	809,086,078
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $791,705,787)	$809,172,615
Margin deposits on:
Futures contracts	400,500
Receivable for:
Capital shares sold	1,880,436
Interest	8,939,346
Prepaid expenses	10,907
Other assets	11
Total assets	820,403,815
Liabilities
Due to custodian	8,920
Payable for:
Investments purchased on a delayed delivery basis	6,449,835
Capital shares purchased	793,390
Distributions to shareholders	1,447,147
Variation margin for futures contracts	4,172
Management services fees	29,825
Distribution and/or service fees	12,907
Transfer agent fees	34,254
Compensation of board members	88,054
Compensation of chief compliance officer	74
Other expenses	19,529
Total liabilities	8,888,107
Net assets applicable to outstanding capital stock	$811,515,708
Represented by
Paid in capital	796,144,487
Total distributable earnings (loss)	15,371,221
Total - representing net assets applicable to outstanding capital stock	$811,515,708
Class A
Net assets	$441,883,549
Shares outstanding	20,129,130
Net asset value per share	$21.95
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$22.63
Advisor Class
Net assets	$22,780,658
Shares outstanding	1,038,137
Net asset value per share	$21.94
Class C
Net assets	$46,750,847
Shares outstanding	2,129,561
Net asset value per share	$21.95
Institutional Class
Net assets	$276,999,174
Shares outstanding	12,628,210
Net asset value per share	$21.93
Institutional 2 Class
Net assets	$6,561,584
Shares outstanding	299,312
Net asset value per share	$21.92
Institutional 3 Class
Net assets	$16,539,896
Shares outstanding	752,955
Net asset value per share	$21.97
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	19

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$680
Interest	11,462,172
Total income	11,462,852
Expenses:
Management services fees	1,859,485
Distribution and/or service fees
Class A	574,279
Class C	247,916
Transfer agent fees
Class A	114,563
Advisor Class	5,645
Class C	12,364
Institutional Class	68,900
Institutional 2 Class	2,022
Institutional 3 Class	495
Compensation of board members	18,308
Custodian fees	7,078
Printing and postage fees	12,616
Registration fees	12,878
Audit fees	14,993
Legal fees	9,112
Compensation of chief compliance officer	74
Other	9,479
Total expenses	2,970,207
Expense reduction	(40)
Total net expenses	2,970,167
Net investment income	8,492,685
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(452,136)
Futures contracts	195,681
Net realized loss	(256,455)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(32,149,743)
Futures contracts	(86,537)
Net change in unrealized appreciation (depreciation)	(32,236,280)
Net realized and unrealized loss	(32,492,735)
Net decrease in net assets resulting from operations	$(24,000,050)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$8,492,685	$16,583,712
Net realized gain (loss)	(256,455)	445,706
Net change in unrealized appreciation (depreciation)	(32,236,280)	11,185,273
Net increase (decrease) in net assets resulting from operations	(24,000,050)	28,214,691
Distributions to shareholders
Net investment income and net realized gains
Class A	(5,349,541)	(9,664,942)
Advisor Class	(292,881)	(411,612)
Class C	(391,547)	(794,758)
Institutional Class	(3,571,973)	(5,732,193)
Institutional 2 Class	(90,340)	(153,987)
Institutional 3 Class	(224,725)	(362,087)
Total distributions to shareholders	(9,921,007)	(17,119,579)
Increase in net assets from capital stock activity	30,134,956	83,793,779
Total increase (decrease) in net assets	(3,786,101)	94,888,891
Net assets at beginning of period	815,301,809	720,412,918
Net assets at end of period	$811,515,708	$815,301,809
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	21

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,053,615	23,789,124	3,197,625	72,304,346
Distributions reinvested	234,761	5,280,502	422,466	9,541,542
Redemptions	(1,142,163)	(25,785,688)	(2,316,195)	(52,340,624)
Net increase	146,213	3,283,938	1,303,896	29,505,264
Advisor Class
Subscriptions	242,583	5,471,644	405,286	9,177,352
Distributions reinvested	12,944	290,939	18,057	407,864
Redemptions	(178,749)	(4,028,161)	(79,961)	(1,808,858)
Net increase	76,778	1,734,422	343,382	7,776,358
Class C
Subscriptions	224,751	5,075,400	437,970	9,909,887
Distributions reinvested	17,090	384,542	34,370	776,020
Redemptions	(279,401)	(6,297,200)	(914,953)	(20,709,529)
Net decrease	(37,560)	(837,258)	(442,613)	(10,023,622)
Institutional Class
Subscriptions	1,937,585	43,710,845	3,867,293	87,342,708
Distributions reinvested	155,835	3,501,244	248,287	5,604,655
Redemptions	(959,184)	(21,607,070)	(1,862,768)	(42,024,710)
Net increase	1,134,236	25,605,019	2,252,812	50,922,653
Institutional 2 Class
Subscriptions	23,143	524,106	86,562	1,955,967
Distributions reinvested	4,001	89,871	6,806	153,520
Redemptions	(33,805)	(761,369)	(32,317)	(729,173)
Net increase (decrease)	(6,661)	(147,392)	61,051	1,380,314
Institutional 3 Class
Subscriptions	118,206	2,665,762	256,267	5,789,316
Distributions reinvested	9,979	224,586	16,003	361,825
Redemptions	(106,374)	(2,394,121)	(84,776)	(1,918,329)
Net increase	21,811	496,227	187,494	4,232,812
Total net increase	1,334,817	30,134,956	3,706,022	83,793,779

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

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Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 1/31/2022 (Unaudited)	$22.88	0.23	(0.89)	(0.66)	(0.23)	(0.04)	(0.27)
Year Ended 7/31/2021	$22.56	0.48	0.34	0.82	(0.49)	(0.01)	(0.50)
Year Ended 7/31/2020	$22.22	0.56	0.34	0.90	(0.56)	—	(0.56)
Year Ended 7/31/2019	$21.49	0.64	0.73	1.37	(0.64)	—	(0.64)
Year Ended 7/31/2018	$22.01	0.64	(0.44)	0.20	(0.64)	(0.08)	(0.72)
Year Ended 7/31/2017	$22.72	0.68	(0.71)	(0.03)	(0.68)	(0.00)(f)	(0.68)
Advisor Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$22.87	0.26	(0.90)	(0.64)	(0.25)	(0.04)	(0.29)
Year Ended 7/31/2021	$22.55	0.54	0.34	0.88	(0.55)	(0.01)	(0.56)
Year Ended 7/31/2020	$22.21	0.60	0.34	0.94	(0.60)	—	(0.60)
Year Ended 7/31/2019	$21.47	0.68	0.78	1.46	(0.72)	—	(0.72)
Year Ended 7/31/2018	$22.00	0.68	(0.41)	0.27	(0.72)	(0.08)	(0.80)
Year Ended 7/31/2017	$22.71	0.72	(0.71)	0.01	(0.72)	(0.00)(f)	(0.72)
Class C(c)
Six Months Ended 1/31/2022 (Unaudited)	$22.88	0.14	(0.89)	(0.75)	(0.14)	(0.04)	(0.18)
Year Ended 7/31/2021	$22.56	0.32	0.33	0.65	(0.32)	(0.01)	(0.33)
Year Ended 7/31/2020	$22.22	0.40	0.34	0.74	(0.40)	—	(0.40)
Year Ended 7/31/2019	$21.49	0.48	0.73	1.21	(0.48)	—	(0.48)
Year Ended 7/31/2018	$22.01	0.48	(0.44)	0.04	(0.48)	(0.08)	(0.56)
Year Ended 7/31/2017	$22.72	0.48	(0.71)	(0.23)	(0.48)	(0.00)(f)	(0.48)
Institutional Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$22.86	0.26	(0.90)	(0.64)	(0.25)	(0.04)	(0.29)
Year Ended 7/31/2021	$22.54	0.54	0.34	0.88	(0.55)	(0.01)	(0.56)
Year Ended 7/31/2020	$22.20	0.60	0.34	0.94	(0.60)	—	(0.60)
Year Ended 7/31/2019	$21.47	0.68	0.77	1.45	(0.72)	—	(0.72)
Year Ended 7/31/2018	$21.99	0.68	(0.40)	0.28	(0.72)	(0.08)	(0.80)
Year Ended 7/31/2017	$22.70	0.72	(0.71)	0.01	(0.72)	(0.00)(f)	(0.72)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 1/31/2022 (Unaudited)	$21.95	(2.92%)	0.77%(d)	0.77%(d),(e)	1.99%(d)	6%	$441,884
Year Ended 7/31/2021	$22.88	3.69%	0.77%	0.77%(e)	2.15%	7%	$457,218
Year Ended 7/31/2020	$22.56	4.17%	0.77%	0.77%(e)	2.49%	25%	$421,457
Year Ended 7/31/2019	$22.22	6.50%	0.78%	0.78%	2.95%	18%	$414,107
Year Ended 7/31/2018	$21.49	0.98%	0.78%	0.78%(e)	2.90%	17%	$402,818
Year Ended 7/31/2017	$22.01	(0.20%)	0.79%	0.79%(e)	2.99%	19%	$422,118
Advisor Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$21.94	(2.80%)	0.52%(d)	0.52%(d),(e)	2.24%(d)	6%	$22,781
Year Ended 7/31/2021	$22.87	3.90%	0.52%	0.52%(e)	2.39%	7%	$21,987
Year Ended 7/31/2020	$22.55	4.44%	0.52%	0.52%(e)	2.74%	25%	$13,938
Year Ended 7/31/2019	$22.21	6.77%	0.53%	0.53%	3.19%	18%	$12,205
Year Ended 7/31/2018	$21.47	1.23%	0.54%	0.54%(e)	3.16%	17%	$7,443
Year Ended 7/31/2017	$22.00	0.05%	0.54%	0.54%(e)	3.24%	19%	$4,228
Class C(c)
Six Months Ended 1/31/2022 (Unaudited)	$21.95	(3.29%)	1.52%(d)	1.52%(d),(e)	1.24%(d)	6%	$46,751
Year Ended 7/31/2021	$22.88	2.91%	1.52%	1.52%(e)	1.41%	7%	$49,588
Year Ended 7/31/2020	$22.56	3.40%	1.53%	1.53%(e)	1.74%	25%	$58,885
Year Ended 7/31/2019	$22.22	5.70%	1.53%	1.53%	2.20%	18%	$58,620
Year Ended 7/31/2018	$21.49	0.22%	1.53%	1.53%(e)	2.14%	17%	$63,680
Year Ended 7/31/2017	$22.01	(0.95%)	1.54%	1.54%(e)	2.24%	19%	$73,206
Institutional Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$21.93	(2.80%)	0.52%(d)	0.52%(d),(e)	2.24%(d)	6%	$276,999
Year Ended 7/31/2021	$22.86	3.86%	0.52%	0.52%(e)	2.39%	7%	$262,778
Year Ended 7/31/2020	$22.54	4.44%	0.52%	0.52%(e)	2.74%	25%	$208,340
Year Ended 7/31/2019	$22.20	6.76%	0.53%	0.53%	3.19%	18%	$156,662
Year Ended 7/31/2018	$21.47	1.23%	0.53%	0.53%(e)	3.15%	17%	$119,138
Year Ended 7/31/2017	$21.99	0.05%	0.55%	0.55%(e)	3.23%	19%	$107,860
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	25

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$22.85	0.25	(0.89)	(0.64)	(0.25)	(0.04)	(0.29)
Year Ended 7/31/2021	$22.53	0.54	0.33	0.87	(0.54)	(0.01)	(0.55)
Year Ended 7/31/2020	$22.18	0.60	0.35	0.95	(0.60)	—	(0.60)
Year Ended 7/31/2019	$21.45	0.68	0.73	1.41	(0.68)	—	(0.68)
Year Ended 7/31/2018	$21.98	0.68	(0.41)	0.27	(0.72)	(0.08)	(0.80)
Year Ended 7/31/2017	$22.70	0.72	(0.72)	0.00	(0.72)	(0.00)(f)	(0.72)
Institutional 3 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$22.90	0.26	(0.89)	(0.63)	(0.26)	(0.04)	(0.30)
Year Ended 7/31/2021	$22.58	0.55	0.34	0.89	(0.56)	(0.01)	(0.57)
Year Ended 7/31/2020	$22.23	0.60	0.35	0.95	(0.60)	—	(0.60)
Year Ended 7/31/2019	$21.50	0.68	0.77	1.45	(0.72)	—	(0.72)
Year Ended 7/31/2018	$22.04	0.68	(0.42)	0.26	(0.72)	(0.08)	(0.80)
Year Ended 7/31/2017(g)	$21.64	0.28	0.40(h)	0.68	(0.28)	—	(0.28)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$21.92	(2.81%)	0.52%(d)	0.52%(d)	2.23%(d)	6%	$6,562
Year Ended 7/31/2021	$22.85	3.99%	0.53%	0.53%	2.39%	7%	$6,991
Year Ended 7/31/2020	$22.53	4.24%	0.54%	0.54%	2.72%	25%	$5,519
Year Ended 7/31/2019	$22.18	6.95%	0.54%	0.54%	3.20%	18%	$2,683
Year Ended 7/31/2018	$21.45	1.21%	0.55%	0.55%	3.15%	17%	$2,433
Year Ended 7/31/2017	$21.98	0.03%	0.56%	0.56%	3.23%	19%	$1,155
Institutional 3 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$21.97	(2.77%)	0.47%(d)	0.47%(d)	2.28%(d)	6%	$16,540
Year Ended 7/31/2021	$22.90	4.09%	0.48%	0.48%	2.43%	7%	$16,740
Year Ended 7/31/2020	$22.58	4.29%	0.48%	0.48%	2.77%	25%	$12,274
Year Ended 7/31/2019	$22.23	6.80%	0.49%	0.49%	3.24%	18%	$9,387
Year Ended 7/31/2018	$21.50	1.27%	0.50%	0.50%	3.23%	17%	$7,339
Year Ended 7/31/2017(g)	$22.04	3.20%	0.53%(d)	0.53%(d)	3.17%(d)	19%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	27

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Minnesota Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
28	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
30	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	86,537*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	195,681

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(86,537)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	17,083,828

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2022.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.45% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
32	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
The Fund is permitted to engage in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers under specified conditions outlined in a policy adopted by the Board, pursuant to Rule 17a-7 under the 1940 Act (cross-trades). The Board relies on quarterly written representation from the Fund’s Chief Compliance Officer that cross-trades complied with approved policy.
For the six months ended January 31, 2022, the Fund engaged in cross-trades as follows:
Purchases ($)	Sales ($)	Net realized gain (loss) ($)
446,682	—	—
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.05
Advisor Class	0.05
Class C	0.05
Institutional Class	0.05
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $40.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $507,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	134,236
Class C	—	1.00(b)	1,636

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	0.84%	0.85%
Advisor Class	0.59	0.60
Class C	1.59	1.60
Institutional Class	0.59	0.60
Institutional 2 Class	0.60	0.61
Institutional 3 Class	0.55	0.56
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
34	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
791,706,000	27,005,000	(9,625,000)	17,380,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $79,492,049 and $45,582,713, respectively, for the six months ended January 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	35

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
36	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022	37

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At January 31, 2022, affiliated shareholders of record owned 66.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
38	Columbia Minnesota Tax-Exempt Fund | Semiannual Report 2022

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Columbia Minnesota Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR199_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Government Money Market Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Government Money Market Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Monthly schedule of portfolio holdings
The Fund’s portfolio holdings are filed with the SEC monthly on Form N-MFP. The Fund’s Form N-MFP filings are available on the SEC’s website at sec.gov and can be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Government Money Market Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
John McColley
Average annual total returns (%) (for the period ended January 31, 2022)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/06/75	0.02	0.02	0.74	0.38
Class C	06/26/00	0.02	0.02	0.74	0.38
Institutional Class	04/30/10	0.02	0.02	0.74	0.38
Institutional 2 Class	12/11/06	0.02	0.02	0.85	0.44
Institutional 3 Class*	03/01/17	0.02	0.02	0.87	0.45
Class R	08/03/09	0.02	0.02	0.74	0.38
The Fund’s share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in fees associated with each share class.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The performance of different share classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
Prior to October 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Government Money Market Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2022)
Repurchase Agreements	12.1
Treasury Bills	18.2
U.S. Government & Agency Obligations	64.8
U.S. Treasury Obligations	4.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Government Money Market Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.20	1,025.09	0.25	0.26	0.05
Class C	1,000.00	1,000.00	1,000.20	1,025.09	0.25	0.26	0.05
Institutional Class	1,000.00	1,000.00	1,000.20	1,025.09	0.25	0.26	0.05
Institutional 2 Class	1,000.00	1,000.00	1,000.20	1,025.09	0.25	0.26	0.05
Institutional 3 Class	1,000.00	1,000.00	1,000.20	1,025.09	0.25	0.26	0.05
Class R	1,000.00	1,000.00	1,000.20	1,025.09	0.25	0.26	0.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended January 31, 2022, the annualized expense ratios would have been 0.43% for Class A, 0.43% for Class C, 0.43% for Institutional Class, 0.32% for Institutional 2 Class, 0.27% for Institutional 3 Class and 0.43% for Class R. The actual expenses paid would have been $2.18 for Class A, $2.18 for Class C, $2.18 for Institutional Class, $1.62 for Institutional 2 Class, $1.37 for Institutional 3 Class and $2.18 for Class R; the hypothetical expenses paid would have been $2.20 for Class A, $2.20 for Class C, $2.20 for Institutional Class, $1.64 for Institutional 2 Class, $1.38 for Institutional 3 Class and $2.20 for Class R.
Columbia Government Money Market Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 11.7%
Issuer	Yield	Principal Amount ($)	Value ($)
Tri-party RBC Dominion Securities, Inc.
dated 01/31/2022, matures 02/01/2022,
repurchase price $30,000,042 (collateralized by U.S. Treasury Securities, Total Market Value $30,600,027)
	0.050%	30,000,000	30,000,000
Tri-party TD Securities (USA) LLC
dated 01/31/2022, matures 02/01/2022,
repurchase price $30,000,042 (collateralized by U.S. Treasury Securities, Total Market Value $30,600,021)
	0.050%	30,000,000	30,000,000
Total Repurchase Agreements (Cost $60,000,000)			60,000,000

Treasury Bills 17.5%

United States 17.5%
U.S. Treasury Bills
02/03/2022	0.030%	16,000,000	15,999,960
02/08/2022	0.030%	24,000,000	23,999,824
02/10/2022	0.040%	11,000,000	10,999,875
02/15/2022	0.040%	2,000,000	1,999,968
03/03/2022	0.040%	11,000,000	10,999,610
03/10/2022	0.040%	14,000,000	13,999,353
03/22/2022	0.080%	12,000,000	11,998,636
Total			89,997,226
Total Treasury Bills (Cost $89,997,226)			89,997,226

U.S. Government & Agency Obligations 62.6%

Federal Agricultural Mortgage Corp.
02/01/2022	0.040%	8,000,000	8,000,000
06/17/2022	0.070%	8,500,000	8,500,000
Federal Agricultural Mortgage Corp. Discount Notes
02/01/2022	0.051%	11,000,000	11,000,000
02/02/2022	0.030%	5,000,000	4,999,993
02/24/2022	0.050%	10,000,000	9,999,681
03/02/2022	0.050%	8,500,000	8,499,623
03/14/2022	0.050%	8,000,000	7,999,499
03/30/2022	0.140%	7,000,000	6,998,393
04/04/2022	0.060%	5,000,000	4,999,483
Federal Farm Credit Banks Discount Notes
04/11/2022	0.040%	7,000,000	6,999,463
Federal Farm Credit Banks Funding Corp.
04/06/2022	0.070%	5,500,000	5,499,855
10/13/2022	0.090%	5,750,000	5,749,148
01/18/2023	0.460%	5,000,000	5,000,000
Federal Home Loan Banks
12/12/2022	0.210%	5,250,000	5,250,000
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Home Loan Banks Discount Notes
02/02/2022	0.020%	15,600,000	15,599,984
02/09/2022	0.040%	22,000,000	21,999,807
02/11/2022	0.040%	12,000,000	11,999,867
02/14/2022	0.050%	11,000,000	10,999,801
02/15/2022	0.040%	10,000,000	9,999,825
02/16/2022	0.040%	13,700,000	13,699,765
02/17/2022	0.040%	15,930,000	15,929,671
02/18/2022	0.040%	6,600,000	6,599,875
02/22/2022	0.040%	11,000,000	10,999,743
02/23/2022	0.040%	17,080,000	17,079,583
03/03/2022	0.040%	7,000,000	6,999,738
03/09/2022	0.040%	9,385,000	9,384,578
03/21/2022	0.050%	9,000,000	8,999,400
05/06/2022	0.060%	7,000,000	6,998,903
Federal Home Loan Mortgage Corp(a)
SOFR + 0.100% 08/19/2022	0.140%	12,000,000	12,000,000
Federal Home Loan Mortgage Corp. Discount Notes
04/21/2022	0.180%	11,000,000	10,995,655
04/28/2022	0.130%	5,000,000	4,998,447
Federal National Mortgage Association Discount Notes
03/02/2022	0.040%	14,000,000	13,999,515
04/06/2022	0.070%	12,000,000	11,998,549
Total U.S. Government & Agency Obligations (Cost $320,777,844)			320,777,844

U.S. Treasury Obligations 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury Index + 0.049% 01/31/2023	0.289%	16,000,000	16,000,323
3-month U.S. Treasury Index + 0.034% 04/30/2023	0.274%	8,000,000	8,000,403
Total U.S. Treasury Obligations (Cost $24,000,726)			24,000,726

Total Investments in Securities (Cost: $494,775,796)	494,775,796
Other Assets & Liabilities, Net	17,989,770
Net Assets	512,765,566
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Government Money Market Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	60,000,000	—	60,000,000
Treasury Bills	—	89,997,226	—	89,997,226
U.S. Government & Agency Obligations	—	320,777,844	—	320,777,844
U.S. Treasury Obligations	—	24,000,726	—	24,000,726
Total Investments in Securities	—	494,775,796	—	494,775,796
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2022	7

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $434,775,796)	$434,775,796
Repurchase agreements (cost $60,000,000)	60,000,000
Cash	18,408,544
Receivable for:
Capital shares sold	773,732
Interest	13,354
Expense reimbursement due from Investment Manager	22,307
Prepaid expenses	9,646
Other assets	5,333
Total assets	514,008,712
Liabilities
Payable for:
Capital shares purchased	902,070
Distributions to shareholders	4,284
Management services fees	16,407
Transfer agent fees	53,929
Compensation of board members	223,651
Compensation of chief compliance officer	46
Other expenses	42,759
Total liabilities	1,243,146
Net assets applicable to outstanding capital stock	$512,765,566
Represented by
Paid in capital	512,980,648
Total distributable earnings (loss)	(215,082)
Total - representing net assets applicable to outstanding capital stock	$512,765,566
Class A
Net assets	$347,445,684
Shares outstanding	347,378,227
Net asset value per share	$1.00
Class C
Net assets	$9,730,928
Shares outstanding	9,733,261
Net asset value per share	$1.00
Institutional Class
Net assets	$87,141,595
Shares outstanding	87,170,725
Net asset value per share	$1.00
Institutional 2 Class
Net assets	$7,186,906
Shares outstanding	7,186,367
Net asset value per share	$1.00
Institutional 3 Class
Net assets	$56,775,246
Shares outstanding	56,786,881
Net asset value per share	$1.00
Class R
Net assets	$4,485,207
Shares outstanding	4,484,982
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Government Money Market Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Interest	$152,789
Total income	152,789
Expenses:
Management services fees	1,012,955
Transfer agent fees
Class A	288,275
Class C	8,366
Institutional Class	70,753
Institutional 2 Class	1,845
Institutional 3 Class	2,064
Class R	4,251
Compensation of board members	26,121
Custodian fees	4,425
Printing and postage fees	72,710
Registration fees	54,970
Audit fees	14,993
Legal fees	7,693
Compensation of chief compliance officer	46
Other	8,377
Total expenses	1,577,844
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,447,951)
Expense reduction	(2,706)
Total net expenses	127,187
Net investment income	25,602
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(222)
Net realized loss	(222)
Net realized and unrealized loss	(222)
Net increase in net assets resulting from operations	$25,380
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2022	9

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$25,602	$58,588
Net realized gain (loss)	(222)	10,022
Net increase in net assets resulting from operations	25,380	68,610
Distributions to shareholders
Net investment income and net realized gains
Class A	(62,859)	(38,751)
Class C	(1,787)	(1,515)
Institutional Class	(15,337)	(9,100)
Institutional 2 Class	(1,181)	(886)
Institutional 3 Class	(9,915)	(5,046)
Class R	(915)	(519)
Total distributions to shareholders	(91,994)	(55,817)
Decrease in net assets from capital stock activity	(6,714,847)	(63,360,891)
Total decrease in net assets	(6,781,461)	(63,348,098)
Net assets at beginning of period	519,547,027	582,895,125
Net assets at end of period	$512,765,566	$519,547,027
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Government Money Market Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	38,286,282	38,286,282	102,556,085	102,556,086
Distributions reinvested	61,450	61,450	37,865	37,865
Redemptions	(49,914,324)	(49,914,324)	(139,180,191)	(139,184,986)
Net decrease	(11,566,592)	(11,566,592)	(36,586,241)	(36,591,035)
Class C
Subscriptions	3,688,287	3,688,287	10,222,418	10,222,418
Distributions reinvested	1,766	1,766	1,501	1,501
Redemptions	(4,775,587)	(4,775,587)	(16,004,821)	(16,004,821)
Net decrease	(1,085,534)	(1,085,534)	(5,780,902)	(5,780,902)
Institutional Class
Subscriptions	19,120,695	19,120,694	50,840,483	50,840,482
Distributions reinvested	15,275	15,275	8,962	8,962
Redemptions	(17,662,716)	(17,662,716)	(59,629,575)	(59,629,575)
Net increase (decrease)	1,473,254	1,473,253	(8,780,130)	(8,780,131)
Institutional 2 Class
Subscriptions	9,339,075	9,339,076	18,105,202	18,105,202
Distributions reinvested	1,181	1,181	885	885
Redemptions	(9,799,371)	(9,799,371)	(18,813,518)	(18,813,518)
Net decrease	(459,115)	(459,114)	(707,431)	(707,431)
Institutional 3 Class
Subscriptions	29,786,755	29,786,757	55,574,209	55,574,209
Distributions reinvested	9,916	9,915	5,021	5,021
Redemptions	(23,974,124)	(23,974,124)	(67,864,364)	(67,859,668)
Net increase (decrease)	5,822,547	5,822,548	(12,285,134)	(12,280,438)
Class R
Subscriptions	801,720	801,720	5,699,020	5,699,020
Distributions reinvested	915	915	515	515
Redemptions	(1,702,043)	(1,702,043)	(4,920,586)	(4,920,489)
Net increase (decrease)	(899,408)	(899,408)	778,949	779,046
Total net decrease	(6,714,848)	(6,714,847)	(63,360,889)	(63,360,891)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2022	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any, and is not annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.00(b)	(0.00)(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00(b)	0.01	(0.01)	(0.00)(b)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Class C
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.00(b)	(0.00)(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00(b)	0.01	(0.01)	(0.00)(b)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.00(b)	(0.00)(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00(b)	0.01	(0.01)	(0.00)(b)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.00(b)	(0.00)(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00(b)	0.01	(0.01)	(0.00)(b)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.00(b)	(0.00)(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00(b)	0.01	(0.01)	(0.00)(b)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017(f)	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Government Money Market Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.02%	0.63%(c)	0.05%(c),(d),(e)	0.01%(c)	$347,446
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08%(d),(e)	0.01%	$359,058
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.39%(d),(e)	0.82%	$395,640
Year Ended 7/31/2019	$1.00	1.83%	0.65%	0.50%	1.83%	$380,309
Year Ended 7/31/2018	$1.00	0.90%	0.66%	0.51%(d)	0.86%	$433,330
Year Ended 7/31/2017	$1.00	0.06%	0.67%	0.52%(d)	0.03%	$631,833
Class C
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.02%	0.62%(c)	0.05%(c),(d),(e)	0.01%(c)	$9,731
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08%(d),(e)	0.01%	$10,818
Year Ended 7/31/2020	$1.00	0.90%	0.62%	0.34%(d),(e)	0.58%	$16,598
Year Ended 7/31/2019	$1.00	1.83%	0.65%	0.50%	1.85%	$7,541
Year Ended 7/31/2018	$1.00	0.90%	0.66%	0.51%(d)	0.85%	$7,042
Year Ended 7/31/2017	$1.00	0.09%	0.67%	0.52%(d)	0.05%	$17,463
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.02%	0.63%(c)	0.05%(c),(d),(e)	0.01%(c)	$87,142
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.08%(d),(e)	0.01%	$85,679
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.37%(d),(e)	0.74%	$94,458
Year Ended 7/31/2019	$1.00	1.83%	0.65%	0.50%	1.82%	$69,331
Year Ended 7/31/2018	$1.00	0.90%	0.65%	0.51%(d)	0.90%	$94,239
Year Ended 7/31/2017	$1.00	0.10%	0.67%	0.52%(d)	0.06%	$114,998
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.02%	0.52%(c)	0.05%(c),(e)	0.01%(c)	$7,187
Year Ended 7/31/2021	$1.00	0.01%	0.52%	0.07%(e)	0.01%	$7,647
Year Ended 7/31/2020	$1.00	1.00%	0.51%	0.29%(e)	0.82%	$8,354
Year Ended 7/31/2019	$1.00	1.96%	0.52%	0.36%	2.06%	$4,674
Year Ended 7/31/2018	$1.00	1.07%	0.49%	0.34%	1.12%	$1,919
Year Ended 7/31/2017	$1.00	0.28%	0.44%	0.35%	0.26%	$1,439
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.02%	0.47%(c)	0.05%(c),(e)	0.01%(c)	$56,775
Year Ended 7/31/2021	$1.00	0.01%	0.47%	0.08%(e)	0.01%	$50,960
Year Ended 7/31/2020	$1.00	1.04%	0.46%	0.26%(e)	0.97%	$63,239
Year Ended 7/31/2019	$1.00	2.02%	0.47%	0.31%	2.06%	$69,061
Year Ended 7/31/2018	$1.00	1.08%	0.46%	0.33%	1.38%	$10,312
Year Ended 7/31/2017(f)	$1.00	0.21%	0.45%(c)	0.33%(c)	0.55%(c)	$664
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2022	13

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.00(b)	(0.00)(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 7/31/2021	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 7/31/2020	$1.00	0.01	0.00(b)	0.01	(0.01)	(0.00)(b)	(0.01)
Year Ended 7/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	—	(0.02)
Year Ended 7/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 7/31/2017	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Rounds to zero.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by:

Class	1/31/2022	7/31/2021	7/31/2020
Class A	0.38%	0.36%	0.08%
Class C	0.38%	0.36%	0.11%
Institutional Class	0.38%	0.36%	0.09%
Institutional 2 Class	0.27%	0.27%	0.06%
Institutional 3 Class	0.23%	0.21%	0.03%
Class R	0.38%	0.37%	0.09%

(f)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Government Money Market Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class R
Six Months Ended 1/31/2022 (Unaudited)	$1.00	0.02%	0.62%(c)	0.05%(c),(d),(e)	0.01%(c)	$4,485
Year Ended 7/31/2021	$1.00	0.01%	0.63%	0.07%(d),(e)	0.01%	$5,385
Year Ended 7/31/2020	$1.00	0.90%	0.63%	0.37%(d),(e)	0.72%	$4,606
Year Ended 7/31/2019	$1.00	1.82%	0.65%	0.50%	1.84%	$2,917
Year Ended 7/31/2018	$1.00	0.90%	0.65%	0.51%(d)	0.87%	$3,763
Year Ended 7/31/2017	$1.00	0.10%	0.66%	0.52%(d)	0.08%	$5,184
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Government Money Market Fund | Semiannual Report 2022	15

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Government Money Market Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or
16	Columbia Government Money Market Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2022:
	RBC Dominion Securities, Inc. ($)	TD Securities (USA) LLC ($)	Total ($)
Assets
Repurchase agreements	30,000,000	30,000,000	60,000,000
Total financial and derivative net assets	30,000,000	30,000,000	60,000,000
Total collateral received (pledged) (a)	30,000,000	30,000,000	60,000,000
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Government Money Market Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.39% to 0.18% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.39% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
18	Columbia Government Money Market Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.05
Institutional 3 Class	0.01
Class R	0.16
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty).
The lease and the Guaranty expired on January 31, 2019 and the formal dissolution of SDC is being undertaken. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2022 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $3,719, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $2,706.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.10% of the Fund’s average daily net assets attributable to Class A shares, and a fee at an annual rate of up to 0.75% and 0.50% of the Fund’s average daily net assets attributable to Class C and Class R shares, respectively. For the six months ended January 31, 2022, the Fund did not pay fees for Class A, Class C and Class R shares. The contractual fee suspension on Class A, Class C and Class R shares is effective through November 30, 2022.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $240,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or Contingent Deferred Sales Charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
CDSCs received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below. These CDSCs are from the sale of shares issued by the Fund in exchange for shares of a non-money market fund subject to a CDSC that were subsequently redeemed within the CDSC timeframe imposed from the original purchase.
	Front End (%)	CDSC (%)	Amount ($)
Class C	—	—	199
The Fund’s other share classes are not subject to sales charges.
Columbia Government Money Market Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	0.50%	0.55%
Class C	1.15	1.20
Institutional Class	0.40	0.45
Institutional 2 Class	0.29	0.34
Institutional 3 Class	0.25	0.29
Class R	0.90	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. The contractual expense cap includes distribution and shareholder services fees. As discussed above, the distribution and/or shareholder services fee is not charged to Class A, Class C and Class R shares.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the cost of all investments for federal income tax purposes was approximately $494,776,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
20	Columbia Government Money Market Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2022.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
Columbia Government Money Market Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
22	Columbia Government Money Market Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2022, one unaffiliated shareholder of record owned 14.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 41.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Government Money Market Fund | Semiannual Report 2022	23

Columbia Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR200_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Short-Term Cash Fund
Shares of the Fund are issued solely in private placement transactions that do not involve any public offering within the meaning of Section 4(a)(2) of the Securities Act of 1933, as amended (the 1933 Act). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the 1933 Act.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Short-Term Cash Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Monthly schedule of portfolio holdings
The Fund’s portfolio holdings are filed with the SEC monthly on Form N-MFP. The Fund’s Form N-MFP filings are available on the SEC’s website at sec.gov and can be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Short-Term Cash Fund  |  Semiannual Report 2022

Fund at a Glance
Portfolio management
John McColley
Portfolio breakdown (%) (at January 31, 2022)
Asset-Backed Commercial Paper	3.1
Asset-Backed Securities — Non-Agency(a)	3.6
Certificates of Deposit	9.0
Commercial Paper	28.5
Repurchase Agreements	2.4
Treasury Bills	24.9
U.S. Government & Agency Obligations	25.2
U.S. Treasury Obligations	3.3
Total	100.0

(a)	Category comprised of short-term asset-backed securities.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Short-Term Cash Fund | Semiannual Report 2022	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Short-Term Cash Fund	1,000.00	1,000.00	1,000.40	1,025.34	0.00	0.00	0.00
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
4	Columbia Short-Term Cash Fund | Semiannual Report 2022

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Commercial Paper 2.9%
Issuer	Yield	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC(a)
02/28/2022	0.150%	35,000,000	34,996,010
03/03/2022	0.150%	30,000,000	29,996,100
03/16/2022	0.180%	15,605,000	15,601,692
03/21/2022	0.180%	20,600,000	20,594,891
04/04/2022	0.210%	144,072,000	144,019,990
04/13/2022	0.220%	80,000,000	79,964,560
04/20/2022	0.240%	104,000,000	103,946,648
04/22/2022	0.240%	54,485,000	54,455,905
04/25/2022	0.250%	30,000,000	29,983,050
Total Asset-Backed Commercial Paper (Cost $513,608,624)			513,558,846

Asset-Backed Securities — Non-Agency 3.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmeriCredit Automobile Receivables Trust
Series 2021-3 Class A1
11/18/2022	0.183%	26,529,579	26,529,733
Amur Equipment Finance Receivables X LLC(a)
Series 2022-1A Class A1
01/20/2023	0.335%	23,864,000	23,855,884
ARI Fleet Lease Trust(a)
Series 2021-A Class A1
06/15/2022	0.173%	18,909,825	18,907,163
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A1
11/15/2022	0.326%	8,485,585	8,483,078
CarMax Auto Owner Trust
Series 2021-4 Class A1
09/15/2022	0.109%	9,028,187	9,027,987
Carvana Auto Receivables Trust
Series 2021-P3 Class A1
10/11/2022	0.158%	8,088,206	8,088,064
Series 2021-P4 Class A1
01/10/2023	0.306%	50,350,454	50,345,202
Dell Equipment Finance Trust(a)
Series 2021-2 Class A1
09/22/2022	0.182%	37,385,512	37,379,291
DLLAD LLC(a)
Series 2021-1A Class A1
08/22/2022	0.158%	3,801,682	3,801,213
DLLMT LLC(a)
Series 2021-1A Class A1
10/20/2022	0.229%	67,225,278	67,208,041
Enterprise Fleet Financing(a)
Series 2021-3 Class A1
11/21/2022	0.222%	66,800,166	66,748,502
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enterprise Fleet Financing LLC(a)
Series 2021-2 Class A1
07/20/2022	0.175%	22,129,055	22,124,092
Ford Credit Auto Lease Trust
Series 2021-B Class A1
10/15/2022	0.118%	10,542,296	10,542,022
GM Financial Automobile Leasing Trust
Series 2021-3 Class A1
08/22/2022	0.130%	5,083,347	5,082,801
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2021-2 Class A1
10/17/2022	0.149%	16,362,006	16,354,705
HPEFS Equipment Trust(a)
Series 2022-1A Class A1
01/20/2023	0.427%	130,500,000	130,421,335
MMAF Equipment Finance LLC(a)
Series 2021-A Class A1
05/13/2022	0.182%	2,775,009	2,774,820
Pawnee Equipment Receivables(a)
Series 2021-1 Class A1
10/17/2022	0.302%	14,044,274	14,038,020
Santander Drive Auto Receivables Trust
Series 2021-4 Class A1
11/15/2022	0.168%	4,225,944	4,225,849
Westlake Automobile Receivables Trust(a)
Series 2021-3A Class A1
11/15/2022	0.228%	83,399,908	83,399,274
Total Asset-Backed Securities — Non-Agency (Cost $609,530,314)			609,337,076

Certificates of Deposit 8.7%
Issuer	Yield	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.
02/01/2022	0.070%	500,000,000	500,000,000
Bank of Montreal
02/17/2022	0.130%	100,000,000	100,001,000
02/18/2022	0.130%	150,000,000	150,001,350
02/18/2022	0.130%	75,000,000	75,000,675
02/28/2022	0.170%	50,000,000	49,999,300
BNP Paribas SA
02/01/2022	0.090%	350,000,000	349,999,708
Canadian Imperial Bank of Commerce
02/01/2022	0.060%	100,000,000	100,000,000
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2022	5

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Certificates of Deposit (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Cooperatieve Rabobank UA
02/01/2022	0.090%	190,000,000	189,999,842
Total Certificates of Deposit (Cost $1,515,000,000)			1,515,001,875

Commercial Paper 27.6%

Banking 18.0%
Bank of Montreal
03/02/2022	0.160%	35,000,000	34,995,415
03/03/2022	0.160%	90,000,000	89,987,760
Bank of Montreal(a)
03/28/2022	0.200%	25,000,000	24,992,325
Bank of Nova Scotia(a)
02/01/2022	0.150%	300,000,000	299,998,800
02/04/2022	0.140%	30,000,000	29,999,550
02/24/2022	0.150%	25,000,000	24,997,500
DNB Bank ASA(a)
02/01/2022	0.070%	125,000,000	124,999,750
02/02/2022	0.090%	50,000,000	49,999,750
03/01/2022	0.140%	25,000,000	24,997,300
03/25/2022	0.120%	200,000,000	199,964,600
04/04/2022	0.190%	100,000,000	99,966,500
Nordea Bank Abp(a)
02/02/2022	0.050%	100,000,000	99,999,700
04/06/2022	0.160%	100,000,000	99,970,800
04/08/2022	0.170%	100,000,000	99,969,200
04/11/2022	0.170%	100,000,000	99,966,800
04/12/2022	0.180%	100,000,000	99,965,900
Royal Bank of Canada(a)
02/16/2022	0.120%	50,000,000	49,997,450
04/13/2022	0.200%	50,000,000	49,979,900
04/19/2022	0.210%	100,000,000	99,954,400
04/25/2022	0.220%	50,000,000	49,974,350
05/03/2022	0.240%	40,000,000	39,976,280
05/19/2022	0.260%	100,000,000	99,922,900
05/23/2022	0.270%	150,000,000	149,877,000
Skandinaviska Enskilda Banken AB(a)
02/08/2022	0.110%	150,000,000	149,996,250
02/10/2022	0.120%	200,000,000	199,993,600
02/11/2022	0.120%	100,000,000	99,996,400
02/18/2022	0.130%	40,000,000	39,997,440
02/22/2022	0.130%	50,000,000	49,995,950
Toronto-Dominion Bank (The)(a)
02/03/2022	0.160%	25,000,000	24,999,675
02/22/2022	0.180%	80,000,000	79,991,280
02/23/2022	0.180%	25,000,000	24,997,125
03/07/2022	0.200%	40,000,000	39,992,360
03/23/2022	0.220%	50,000,000	49,984,450
03/28/2022	0.230%	50,000,000	49,982,350
04/28/2022	0.270%	30,000,000	29,980,350
05/02/2022	0.280%	75,000,000	74,947,500
05/18/2022	0.300%	80,000,000	79,928,720
Commercial Paper (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
05/23/2022	0.310%	100,000,000	99,904,600
Total			3,139,141,980
Construction Machinery 2.1%
Caterpillar Financial Services Corp.
02/03/2022	0.130%	75,000,000	74,999,175
02/08/2022	0.150%	95,000,000	94,996,960
02/25/2022	0.150%	105,000,000	104,988,870
03/09/2022	0.170%	90,000,000	89,984,250
Total			364,969,255
Consumer Products 1.9%
Procter & Gamble Co. (The)(a)
02/08/2022	0.100%	14,000,000	13,999,678
02/22/2022	0.120%	50,000,000	49,996,350
02/23/2022	0.120%	100,000,000	99,992,300
02/24/2022	0.120%	35,000,000	34,997,165
03/02/2022	0.130%	25,000,000	24,997,300
04/29/2022	0.320%	100,000,000	99,923,628
Total			323,906,421
Life Insurance 1.1%
New York Life Capital Corp.(a)
02/15/2022	0.080%	57,684,000	57,682,154
02/18/2022	0.080%	20,327,000	20,326,167
04/12/2022	0.180%	45,196,000	45,179,820
Pricoa Short Term Funding LLC(a)
02/03/2022	0.110%	25,000,000	24,999,775
Prudential Funding LLC
02/01/2022	0.070%	40,000,000	39,999,920
Total			188,187,836
Pharmaceuticals 0.9%
Roche Holdings, Inc.(a)
02/25/2022	0.090%	25,000,000	24,998,425
Sanofi SA(a)
03/29/2022	0.130%	125,000,000	124,974,250
Total			149,972,675
Technology 3.6%
Apple, Inc.(a)
02/03/2022	0.090%	50,000,000	49,999,650
02/07/2022	0.080%	70,000,000	69,998,880
02/09/2022	0.080%	52,000,000	51,998,960
02/28/2022	0.090%	162,500,000	162,488,950
03/01/2022	0.090%	50,000,000	49,996,450
03/04/2022	0.090%	85,000,000	84,993,285
03/07/2022	0.090%	30,000,000	29,997,390

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Short-Term Cash Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Commercial Paper (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Cisco Systems, Inc.(a)
02/02/2022	0.110%	33,000,000	32,999,802
03/14/2022	0.130%	100,000,000	99,985,500
Total			632,458,867
Total Commercial Paper (Cost $4,798,868,190)			4,798,637,034

Repurchase Agreements 2.3%

Tri-party RBC Dominion Securities, Inc.
dated 01/31/2022, matures 02/01/2022,
repurchase price $300,000,417 (collateralized by U.S. Treasury Securities, Total Market Value $306,000,028)
	0.050%	300,000,000	300,000,000
Tri-party TD Securities (USA) LLC
dated 01/31/2022, matures 02/01/2022,
repurchase price $100,000,139 (collateralized by U.S. Treasury Securities, Total Market Value $102,000,056)
	0.020%	100,000,000	100,000,083
Total Repurchase Agreements (Cost $400,000,000)			400,000,083

Treasury Bills 24.1%

United States 24.1%
U.S. Cash Management Bills
04/05/2022	0.130%	250,000,000	249,944,128
04/12/2022	0.140%	150,000,000	149,959,398
04/19/2022	0.150%	200,000,000	199,934,334
04/26/2022	0.180%	300,000,000	299,874,951
U.S. Treasury Bills
02/10/2022	0.030%	100,000,000	99,999,211
02/15/2022	0.030%	200,000,000	199,997,552
02/17/2022	0.030%	150,000,000	149,997,996
02/24/2022	0.030%	250,000,000	249,994,347
03/08/2022	0.030%	200,000,000	199,993,400
03/10/2022	0.030%	200,000,000	199,993,956
03/22/2022	0.070%	275,000,000	274,972,247
03/24/2022	0.070%	550,000,000	549,941,584
03/31/2022	0.100%	350,000,000	349,944,105
04/07/2022	0.140%	200,000,000	199,950,654
04/14/2022	0.130%	300,000,000	299,922,078
04/21/2022	0.160%	300,000,000	299,891,808
04/28/2022	0.180%	225,000,000	224,901,338
Total			4,199,213,087
Total Treasury Bills (Cost $4,199,442,607)			4,199,213,087

U.S. Government & Agency Obligations 24.4%

Federal Agricultural Mortgage Corp. Discount Notes
02/15/2022	0.710%	50,000,000	49,985,427
02/25/2022	0.710%	50,000,000	49,975,716
U.S. Government & Agency Obligations (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
01/18/2023	0.730%	74,000,000	73,805,572
Federal Home Loan Banks(b)
SOFR + 0.090% 05/26/2022	0.130%	140,000,000	139,980,170
Federal Home Loan Banks Discount Notes
02/02/2022	0.030%	35,000,000	34,999,951
02/03/2022	0.470%	125,000,000	124,995,211
02/04/2022	0.450%	100,000,000	99,995,026
02/09/2022	0.030%	175,000,000	174,998,660
02/11/2022	0.460%	230,000,000	229,968,000
02/16/2022	0.460%	250,000,000	249,950,012
02/18/2022	0.390%	70,000,000	69,986,613
02/23/2022	0.450%	175,000,000	174,949,866
02/24/2022	0.470%	50,000,000	49,984,603
03/01/2022	0.460%	98,000,000	97,963,981
03/02/2022	0.460%	100,000,000	99,962,021
03/07/2022	0.470%	225,000,000	224,899,531
03/18/2022	0.070%	300,000,000	299,971,743
03/23/2022	0.460%	250,000,000	249,840,565
03/25/2022	0.470%	91,000,000	90,937,601
03/28/2022	0.480%	100,000,000	99,926,484
03/29/2022	0.490%	200,000,000	199,847,250
04/01/2022	0.470%	250,000,000	249,806,912
04/04/2022	0.480%	40,000,000	39,966,874
04/12/2022	0.480%	50,000,000	49,953,082
04/13/2022	0.480%	90,840,000	90,754,285
04/18/2022	0.320%	300,000,000	299,796,864
04/20/2022	0.480%	127,790,000	127,658,126
04/22/2022	0.220%	250,000,000	249,875,667
04/27/2022	0.480%	100,000,000	99,885,945
Federal Home Loan Mortgage Corp(b)
SOFR + 0.100% 08/19/2022	0.140%	150,000,000	150,078,924
Total U.S. Government & Agency Obligations (Cost $4,246,174,610)			4,244,700,682

U.S. Treasury Obligations 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(b)
3-month U.S. Treasury Index + 0.049% 01/31/2023	0.289%	400,000,000	400,365,620
3-month U.S. Treasury Index + 0.034% 04/30/2023	0.274%	152,862,500	152,998,861
Total U.S. Treasury Obligations (Cost $552,878,272)			553,364,481

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Total Investments in Securities (Cost: $16,835,502,617)	16,833,813,164
Other Assets & Liabilities, Net	575,051,603
Net Assets	17,408,864,767
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $5,277,738,948, which represents 30.32% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Commercial Paper	—	513,558,846	—	513,558,846
Asset-Backed Securities — Non-Agency	—	609,337,076	—	609,337,076
Certificates of Deposit	—	1,515,001,875	—	1,515,001,875
Commercial Paper	—	4,798,637,034	—	4,798,637,034
Repurchase Agreements	—	400,000,083	—	400,000,083
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Short-Term Cash Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Treasury Bills	4,199,213,087	—	—	4,199,213,087
U.S. Government & Agency Obligations	—	4,244,700,682	—	4,244,700,682
U.S. Treasury Obligations	553,364,481	—	—	553,364,481
Total Investments in Securities	4,752,577,568	12,081,235,596	—	16,833,813,164
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $16,435,502,617)	$16,433,813,081
Repurchase agreements (cost $400,000,000)	400,000,083
Cash	576,655,554
Receivable for:
Interest	310,733
Prepaid expenses	107,097
Total assets	17,410,886,548
Liabilities
Payable for:
Distributions to shareholders	1,351,564
Compensation of board members	604,191
Compensation of chief compliance officer	1,388
Other expenses	64,638
Total liabilities	2,021,781
Net assets applicable to outstanding capital stock	$17,408,864,767
Represented by
Paid in capital	17,411,080,985
Total distributable earnings (loss)	(2,216,218)
Total - representing net assets applicable to outstanding capital stock	$17,408,864,767
Shares outstanding	17,412,601,668
Net asset value per share	0.9998
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Short-Term Cash Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,982
Interest	7,080,944
Total income	7,082,926
Expenses:
Compensation of board members	164,310
Custodian fees	52,119
Shareholder reports and communication	5,468
Audit fees	14,993
Legal fees	93,408
Fidelity and surety fees	36,439
Commitment fees for bank credit facility	45,069
Compensation of chief compliance officer	1,388
Other	3,610
Total expenses	416,804
Net investment income	6,666,122
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	231
Net realized gain	231
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,629,275)
Net change in unrealized appreciation (depreciation)	(1,629,275)
Net realized and unrealized loss	(1,629,044)
Net increase in net assets resulting from operations	$5,037,078
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2022	11

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$6,666,122	$15,836,823
Net realized gain	231	71,063
Net change in unrealized appreciation (depreciation)	(1,629,275)	(1,313,703)
Net increase in net assets resulting from operations	5,037,078	14,594,183
Distributions to shareholders
Net investment income and net realized gains	(6,866,934)	(16,026,322)
Total distributions to shareholders	(6,866,934)	(16,026,322)
Increase (decrease) in net assets from capital stock activity	(2,743,823,010)	5,869,292,213
Total increase (decrease) in net assets	(2,745,652,866)	5,867,860,074
Net assets at beginning of period	20,154,517,633	14,286,657,559
Net assets at end of period	$17,408,864,767	$20,154,517,633

	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	46,770,935,703	46,764,874,631	103,691,225,243	103,681,989,759
Redemptions	(49,515,025,354)	(49,508,697,641)	(97,821,378,824)	(97,812,697,546)
Total net increase (decrease)	(2,744,089,651)	(2,743,823,010)	5,869,846,419	5,869,292,213
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Short-Term Cash Fund | Semiannual Report 2022

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Total return assumes reinvestment of all dividends and distributions, if any. Total return is not annualized for periods of less than one year.
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31,
		2021	2020	2019	2018	2017
Per share data
Net asset value, beginning of period	$0.9999	$1.0000	$0.9999	$0.9999	$1.0000	$1.0000
Income from investment operations:
Net investment income	0.0004	0.0009	0.0132	0.0234	0.0152	0.0069
Net realized and unrealized gain (loss)	(0.0001)	(0.0000)(a)	0.0001	0.0001	(0.0002)	(0.0001)
Total from investment operations	0.0003	0.0009	0.0133	0.0235	0.0150	0.0068
Less distributions to shareholders from:
Net investment income	(0.0004)	(0.0010)	(0.0132)	(0.0235)	(0.0151)	(0.0068)
Total distributions to shareholders	(0.0004)	(0.0010)	(0.0132)	(0.0235)	(0.0151)	(0.0068)
Net asset value, end of period	$0.9998	$0.9999	$1.0000	$0.9999	$0.9999	$1.0000
Total return	0.04%	0.10%	1.32%	2.37%	1.52%	0.68%
Ratios to average net assets
Total gross expenses	0.00%(a),(b)	0.01%	0.00%(a)	0.00%(a)	0.00%(a)	0.01%
Total net expenses	0.00%(a),(b)	0.01%	0.00%(a)	0.00%(a)	0.00%(a)	0.01%
Net investment income	0.07%(b)	0.09%	1.32%	2.34%	1.52%	0.69%
Supplemental data
Net assets, end of period (in thousands)	$17,408,865	$20,154,518	$14,286,658	$13,799,707	$14,040,107	$13,366,141

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short-Term Cash Fund | Semiannual Report 2022	13

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Short-Term Cash Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). Investments in the Fund may be made only by investment companies, common or commingled trust funds, or similar organizations or persons that are accredited investors within the meaning of Regulation D under the Securities Act of 1933, as amended.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value. Although the Fund is a money market fund, the net asset value of the Fund will fluctuate with changes in the values of the Fund’s portfolio securities. As a result, the Fund’s net asset value may be above or below $1.0000. Prior to October 1, 2016, the Fund maintained a stable net asset value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the
14	Columbia Short-Term Cash Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2022:
	RBC Dominion Securities ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	300,000,000	100,000,083	400,000,083
Total financial and derivative net assets	300,000,000	100,000,083	400,000,083
Total collateral received (pledged) (a)	300,000,000	100,000,083	400,000,083
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Dividend income is recorded on the ex-dividend date.
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Short-Term Cash Fund | Semiannual Report 2022	15

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, subject to the policies set by the Board of Trustees, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Fund does not pay a management fee for the investment advisory or administrative services provided to the Fund, but it may pay taxes, brokerage commissions and nonadvisory expenses.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
The Fund has a Transfer and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund does not pay an annual fee to the Transfer Agent.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
16	Columbia Short-Term Cash Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
16,835,503,000	586,000	(2,276,000)	(1,690,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended January 31, 2022.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is disclosed as Commitment fees for bank credit facility in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Columbia Short-Term Cash Fund | Semiannual Report 2022	17

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
18	Columbia Short-Term Cash Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Money market fund risk
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
If, at any time, the Fund’s weekly liquid assets fall below 30% of its total assets and the Board of Trustees determines it is in the best interests of the Fund, the Fund may, as early as the same day and at any time during the day, impose a fee of up to 2% of the value of all shares redeemed and/or temporarily suspend redemptions (sometimes referred to as imposing redemption gates) for up to 10 business days. If, at the end of any business day, the Fund’s weekly liquid assets fall below 10% of its total assets, the Fund must impose a fee, as of the beginning of the next business day, of 1% of the value of all shares redeemed, unless the Board of Trustees determines that imposing such a fee is not in the best interests of the Fund or the Board of Trustees determines that a lower or higher fee (not to exceed 2% of the value of all shares redeemed) would be in the best interests of the Fund. These determinations may affect the composition of the investment portfolio, performance and operating expenses of the Fund.
Shareholder concentration risk
At January 31, 2022, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and
Columbia Short-Term Cash Fund | Semiannual Report 2022	19

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
20	Columbia Short-Term Cash Fund | Semiannual Report 2022

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Columbia Short-Term Cash Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
SAR224_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Limited Duration Credit Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Limited Duration Credit Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Limited Duration Credit Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2003
Royce D. Wilson, CFA
Portfolio Manager
Managed Fund since 2012
John Dawson, CFA
Portfolio Manager
Managed Fund since 2020
Shannon Rinehart
Portfolio Manager
Managed Fund since February 2022
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	-2.45	-2.26	2.27	2.21
	Including sales charges		-5.36	-5.16	1.66	1.90
Advisor Class*		02/28/13	-2.42	-2.02	2.53	2.44
Class C	Excluding sales charges	06/19/03	-2.90	-2.97	1.51	1.44
	Including sales charges		-3.86	-3.93	1.51	1.44
Institutional Class		09/27/10	-2.43	-2.02	2.53	2.46
Institutional 2 Class*		11/08/12	-2.30	-1.96	2.60	2.51
Institutional 3 Class*		03/19/13	-2.28	-1.92	2.65	2.54
Bloomberg U.S. 1-5 Year Corporate Index			-2.13	-1.63	2.72	2.61
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years. Effective August 24, 2021, the Bloomberg Barclays U.S. 1-5 Year Corporate Index was rebranded as the Bloomberg U.S. 1-5 Year Corporate Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2022)
Corporate Bonds & Notes	94.8
Money Market Funds	0.5
U.S. Treasury Obligations	4.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2022)
AAA rating	4.7
AA rating	3.3
A rating	31.8
BBB rating	50.1
BB rating	10.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	975.50	1,021.44	3.85	3.94	0.77
Advisor Class	1,000.00	1,000.00	975.80	1,022.71	2.60	2.67	0.52
Class C	1,000.00	1,000.00	971.00	1,017.64	7.59	7.77	1.52
Institutional Class	1,000.00	1,000.00	975.70	1,022.71	2.60	2.67	0.52
Institutional 2 Class	1,000.00	1,000.00	977.00	1,022.96	2.35	2.41	0.47
Institutional 3 Class	1,000.00	1,000.00	977.20	1,023.21	2.10	2.15	0.42
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 93.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.6%
Boeing Co. (The)
02/01/2026	2.750%	9,240,000	9,371,074
02/04/2026	2.196%	12,858,000	12,645,155
Howmet Aerospace, Inc.
01/15/2029	3.000%	339,000	321,423
United Technologies Corp.
11/16/2028	4.125%	4,745,000	5,180,995
Total			27,518,647
Automotive 0.3%
General Motors Financial Co., Inc.
06/20/2025	2.750%	3,000,000	3,038,412
Banking 23.8%
Bank of America Corp.(a)
02/13/2026	2.015%	12,275,000	12,225,647
07/22/2027	1.734%	15,425,000	14,968,966
Bank of Montreal
01/10/2025	1.500%	13,085,000	12,956,408
Bank of Nova Scotia (The)
07/31/2024	0.650%	7,112,000	6,928,727
Citigroup, Inc.(a)
04/08/2026	3.106%	9,045,000	9,292,636
06/09/2027	1.462%	22,530,000	21,627,179
Goldman Sachs Group, Inc. (The)(a)
02/24/2028	2.640%	24,999,000	25,008,612
HSBC Holdings PLC(a)
11/22/2027	2.251%	21,787,000	21,329,135
JPMorgan Chase & Co.(a)
03/13/2026	2.005%	29,685,000	29,541,396
09/22/2027	1.470%	14,650,000	14,035,528
Morgan Stanley(a)
01/25/2024	0.529%	7,624,000	7,562,760
07/22/2025	2.720%	14,725,000	14,960,791
05/04/2027	1.593%	3,290,000	3,176,689
01/21/2028	2.475%	7,358,000	7,339,964
Royal Bank of Canada
11/02/2026	1.400%	11,735,000	11,335,018
Toronto-Dominion Bank (The)
01/10/2025	1.450%	17,517,000	17,330,690
Wells Fargo & Co.(a)
04/30/2026	2.188%	9,510,000	9,515,137
06/17/2027	3.196%	10,241,000	10,595,097
06/02/2028	2.393%	4,179,000	4,144,952
Total			253,875,332
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 3.5%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	3,543,000	3,582,272
02/15/2028	3.750%	15,735,000	16,386,857
Sky PLC(b)
09/16/2024	3.750%	16,125,000	16,933,100
Total			36,902,229
Construction Machinery 1.2%
United Rentals North America, Inc.
11/15/2027	3.875%	7,195,000	7,414,263
01/15/2028	4.875%	5,340,000	5,501,967
Total			12,916,230
Diversified Manufacturing 2.9%
Carrier Global Corp.
02/15/2025	2.242%	14,040,000	14,186,460
General Electric Co.(c)
Junior Subordinated
3-month USD LIBOR + 3.330% 12/31/2049	3.533%	5,790,000	5,657,185
Honeywell International, Inc.
08/19/2022	0.483%	1,143,000	1,142,862
Siemens Financieringsmaatschappij NV(b)
05/27/2022	2.900%	3,660,000	3,688,150
03/11/2024	0.650%	6,131,000	6,021,792
Total			30,696,449
Electric 17.7%
AEP Texas, Inc.
10/01/2022	2.400%	11,375,000	11,476,289
AES Corp. (The)
01/15/2026	1.375%	11,485,000	10,991,037
American Electric Power Co., Inc.
11/01/2025	1.000%	1,924,000	1,850,337
CenterPoint Energy, Inc.
09/01/2024	2.500%	10,676,000	10,829,226
06/01/2026	1.450%	5,062,000	4,895,348
Cleco Power LLC(b),(c)
3-month USD LIBOR + 0.500% 06/15/2023	0.703%	8,327,000	8,317,260
CMS Energy Corp.
03/01/2024	3.875%	2,158,000	2,237,876
11/15/2025	3.600%	10,450,000	10,953,733
Dominion Energy, Inc.
03/15/2025	3.300%	1,030,000	1,062,704
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DTE Energy Co.
03/15/2027	3.800%	8,625,000	9,008,573
Edison International
11/15/2024	3.550%	1,850,000	1,917,177
Emera U.S. Finance LP
06/15/2024	0.833%	3,555,000	3,463,840
Emera US Finance LP
06/15/2026	3.550%	12,581,000	13,136,896
Entergy Corp.
09/15/2025	0.900%	2,905,000	2,775,979
Eversource Energy
10/01/2024	2.900%	9,570,000	9,796,534
01/15/2025	3.150%	1,215,000	1,256,550
08/15/2025	0.800%	3,730,000	3,561,112
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	5,450,000	5,673,639
Georgia Power Co.
07/30/2023	2.100%	16,520,000	16,668,932
NextEra Energy Capital Holdings, Inc.
03/01/2023	0.650%	7,001,000	6,968,134
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	0.450%	9,135,000	9,136,636
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	5,630,000	5,795,133
NRG Energy, Inc.(b)
12/02/2027	2.450%	7,563,000	7,329,520
Pacific Gas and Electric Co.
07/01/2025	3.450%	5,040,000	5,148,290
06/15/2028	3.000%	5,465,000	5,328,000
Pinnacle West Capital Corp.
06/15/2025	1.300%	2,638,000	2,558,280
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	2,322,000	2,303,564
06/15/2024	2.875%	6,373,000	6,509,254
WEC Energy Group, Inc.
09/15/2023	0.550%	3,380,000	3,325,077
06/15/2025	3.550%	783,000	814,206
Xcel Energy, Inc.
03/15/2027	1.750%	3,570,000	3,476,597
Total			188,565,733
Environmental 0.5%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	5,880,000	5,877,546
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 4.4%
Bacardi Ltd.(b)
05/15/2028	4.700%	17,655,000	19,432,753
Kraft Heinz Foods Co.
06/01/2026	3.000%	10,482,000	10,586,820
Mondelez International Holdings Netherlands BV(b)
09/24/2024	0.750%	5,453,000	5,289,926
Mondelez International, Inc.
07/01/2022	0.625%	11,825,000	11,821,912
Total			47,131,411
Health Care 4.6%
Becton Dickinson and Co.
06/06/2024	3.363%	5,291,000	5,469,416
Cigna Corp.
10/15/2028	4.375%	14,520,000	15,975,451
HCA, Inc.
02/01/2025	5.375%	9,460,000	10,080,538
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.390% 10/18/2023	0.440%	17,890,000	17,905,490
Total			49,430,895
Healthcare Insurance 1.8%
Aetna, Inc.
11/15/2024	3.500%	3,051,000	3,170,149
Centene Corp.
12/15/2027	4.250%	5,524,000	5,681,410
07/15/2028	2.450%	11,015,000	10,489,702
Total			19,341,261
Independent Energy 0.9%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	4,635,000	4,605,967
Occidental Petroleum Corp.
04/15/2026	3.400%	5,500,000	5,432,769
Total			10,038,736
Integrated Energy 0.8%
Cenovus Energy, Inc.
07/15/2025	5.375%	1,443,000	1,578,585
04/15/2027	4.250%	6,270,000	6,709,266
Total			8,287,851
Life Insurance 10.0%
Five Corners Funding Trust(b)
11/15/2023	4.419%	13,085,000	13,711,739

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MassMutual Global Funding II(b)
07/01/2022	2.250%	4,609,000	4,641,472
07/16/2026	1.200%	11,290,000	10,843,927
Met Tower Global Funding(b)
09/14/2026	1.250%	6,482,000	6,236,235
Metropolitan Life Global Funding I(b)
06/08/2023	0.900%	5,065,000	5,043,148
Pacific Life Global Funding II(b)
06/24/2025	1.200%	7,355,000	7,159,618
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	25,334,000	26,618,747
Principal Life Global Funding II(b)
11/21/2024	2.250%	22,590,000	22,809,999
08/16/2026	1.250%	10,292,000	9,869,999
Total			106,934,884
Media and Entertainment 1.5%
Netflix, Inc.(b)
11/15/2029	5.375%	11,280,000	12,900,747
Walt Disney Co. (The)
09/01/2022	1.650%	3,691,000	3,709,329
Total			16,610,076
Metals and Mining 0.7%
Freeport-McMoRan, Inc.
11/14/2024	4.550%	6,945,000	7,287,131
Midstream 3.2%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	3,709,000	3,958,779
Energy Transfer Partners LP
01/15/2026	4.750%	2,090,000	2,245,635
MPLX LP
12/01/2027	4.250%	2,380,000	2,562,508
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	10,900,000	11,717,104
TransCanada PipeLines Ltd.
10/12/2024	1.000%	8,530,000	8,344,683
Western Gas Partners LP
07/01/2026	4.650%	4,815,000	5,041,186
Total			33,869,895
Natural Gas 0.2%
NiSource, Inc.
08/15/2025	0.950%	2,590,000	2,476,048
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 1.3%
Berry Global, Inc.
02/15/2024	0.950%	5,891,000	5,787,253
01/15/2026	1.570%	8,326,000	8,043,967
Total			13,831,220
Pharmaceuticals 1.7%
AbbVie, Inc.
03/15/2025	3.800%	14,067,000	14,780,500
05/14/2026	3.200%	3,635,000	3,763,363
Total			18,543,863
Railroads 0.3%
Norfolk Southern Corp.
04/01/2022	3.000%	3,085,000	3,090,764
Technology 2.8%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,979,000	1,931,288
Microchip Technology, Inc.
09/01/2023	2.670%	2,480,000	2,516,629
02/15/2024	0.972%	7,305,000	7,152,088
Microchip Technology, Inc.(b)
09/01/2024	0.983%	4,188,000	4,069,443
NXP BV/Funding LLC/USA, Inc.(b)
05/01/2025	2.700%	2,225,000	2,261,558
Oracle Corp.
10/15/2022	2.500%	1,982,000	2,003,421
03/25/2026	1.650%	7,499,000	7,259,297
VeriSign, Inc.
04/01/2025	5.250%	2,245,000	2,442,676
Total			29,636,400
Tobacco 0.8%
BAT Capital Corp.
08/15/2027	3.557%	7,985,000	8,162,684
Wireless 4.1%
American Tower Corp.
01/15/2027	2.750%	11,405,000	11,522,728
Crown Castle International Corp.
09/01/2024	3.200%	6,500,000	6,698,810
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	3,595,000	3,929,322
T-Mobile USA, Inc.
02/15/2026	2.250%	15,573,000	15,013,699
T-Mobile USA, Inc.(b)
02/15/2026	2.250%	7,028,000	6,786,125
Total			43,950,684

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.5%
AT&T, Inc.
03/25/2026	1.700%	15,964,000	15,603,575
Total Corporate Bonds & Notes (Cost $1,007,650,710)			993,617,956

U.S. Treasury Obligations 4.6%

U.S. Treasury
08/15/2022	1.500%	609,200	612,555
12/15/2023	0.125%	6,700,000	6,573,590
04/15/2024	0.375%	10,750,000	10,550,957
06/15/2024	0.250%	11,000,000	10,737,031
09/15/2024	0.375%	6,800,000	6,635,844
10/31/2025	0.250%	15,000,000	14,316,797
Total U.S. Treasury Obligations (Cost $50,688,943)			49,426,774
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(d),(e)	5,100,879	5,099,859
Total Money Market Funds (Cost $5,099,859)		5,099,859
Total Investments in Securities (Cost: $1,063,439,512)		1,048,144,589
Other Assets & Liabilities, Net		19,737,193
Net Assets		1,067,881,782

At January 31, 2022, securities and/or cash totaling $1,432,943 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	714	03/2022	USD	154,692,563	—	(978,164)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(539)	03/2022	USD	(68,975,156)	683,246	—
U.S. Treasury 5-Year Note	(461)	03/2022	USD	(54,952,641)	379,639	—
Total					1,062,885	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $225,199,677, which represents 21.09% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
(d)	The rate shown is the seven-day current annualized yield at January 31, 2022.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	93,144,265	265,887,396	(353,931,802)	—	5,099,859	(1,451)	21,847	5,100,879
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	993,617,956	—	993,617,956
U.S. Treasury Obligations	49,426,774	—	—	49,426,774
Money Market Funds	5,099,859	—	—	5,099,859
Total Investments in Securities	54,526,633	993,617,956	—	1,048,144,589
Investments in Derivatives
Asset
Futures Contracts	1,062,885	—	—	1,062,885
Liability
Futures Contracts	(978,164)	—	—	(978,164)
Total	54,611,354	993,617,956	—	1,048,229,310
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,058,339,653)	$1,043,044,730
Affiliated issuers (cost $5,099,859)	5,099,859
Cash	129
Margin deposits on:
Futures contracts	1,432,943
Receivable for:
Investments sold	39,239,362
Capital shares sold	1,599,292
Dividends	1,234
Interest	6,244,460
Variation margin for futures contracts	13,145
Expense reimbursement due from Investment Manager	4,210
Prepaid expenses	12,292
Other assets	4,128
Total assets	1,096,695,784
Liabilities
Payable for:
Investments purchased	25,357,380
Capital shares purchased	2,264,628
Distributions to shareholders	864,854
Variation margin for futures contracts	39,746
Management services fees	37,461
Distribution and/or service fees	6,378
Transfer agent fees	106,761
Compensation of board members	112,710
Compensation of chief compliance officer	101
Other expenses	23,983
Total liabilities	28,814,002
Net assets applicable to outstanding capital stock	$1,067,881,782
Represented by
Paid in capital	1,084,922,325
Total distributable earnings (loss)	(17,040,543)
Total - representing net assets applicable to outstanding capital stock	$1,067,881,782
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
January 31, 2022 (Unaudited)
Class A
Net assets	$228,415,581
Shares outstanding	22,688,710
Net asset value per share	$10.07
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.38
Advisor Class
Net assets	$75,240,737
Shares outstanding	7,470,985
Net asset value per share	$10.07
Class C
Net assets	$20,426,900
Shares outstanding	2,030,176
Net asset value per share	$10.06
Institutional Class
Net assets	$460,671,944
Shares outstanding	45,724,271
Net asset value per share	$10.07
Institutional 2 Class
Net assets	$98,191,096
Shares outstanding	9,745,745
Net asset value per share	$10.08
Institutional 3 Class
Net assets	$184,935,524
Shares outstanding	18,355,450
Net asset value per share	$10.08
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	13

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$21,847
Interest	8,333,070
Total income	8,354,917
Expenses:
Management services fees	2,410,010
Distribution and/or service fees
Class A	296,611
Class C	114,530
Transfer agent fees
Class A	122,077
Advisor Class	40,797
Class C	11,780
Institutional Class	259,567
Institutional 2 Class	25,453
Institutional 3 Class	5,335
Compensation of board members	21,548
Custodian fees	4,192
Printing and postage fees	34,277
Registration fees	74,915
Audit fees	14,993
Legal fees	10,550
Compensation of chief compliance officer	100
Other	10,827
Total expenses	3,457,562
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(237,363)
Expense reduction	(20)
Total net expenses	3,220,179
Net investment income	5,134,738
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,054,311)
Investments — affiliated issuers	(1,451)
Futures contracts	48,124
Net realized loss	(1,007,638)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(32,766,158)
Futures contracts	1,641,030
Net change in unrealized appreciation (depreciation)	(31,125,128)
Net realized and unrealized loss	(32,132,766)
Net decrease in net assets resulting from operations	$(26,998,028)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$5,134,738	$10,516,598
Net realized gain (loss)	(1,007,638)	24,772,380
Net change in unrealized appreciation (depreciation)	(31,125,128)	(18,903,096)
Net increase (decrease) in net assets resulting from operations	(26,998,028)	16,385,882
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,419,609)	(2,048,054)
Advisor Class	(888,181)	(867,857)
Class C	(147,634)	(51,748)
Institutional Class	(5,706,328)	(5,050,063)
Institutional 2 Class	(1,162,874)	(959,427)
Institutional 3 Class	(2,255,680)	(1,912,292)
Total distributions to shareholders	(12,580,306)	(10,889,441)
Increase (decrease) in net assets from capital stock activity	(2,997,012)	287,344,516
Total increase (decrease) in net assets	(42,575,346)	292,840,957
Net assets at beginning of period	1,110,457,128	817,616,171
Net assets at end of period	$1,067,881,782	$1,110,457,128
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,715,921	28,046,562	9,049,107	94,155,546
Distributions reinvested	218,607	2,236,069	188,112	1,956,566
Redemptions	(2,611,037)	(26,864,835)	(5,046,386)	(52,495,822)
Net increase	323,491	3,417,796	4,190,833	43,616,290
Advisor Class
Subscriptions	1,133,929	11,678,096	4,491,631	46,722,878
Distributions reinvested	86,702	887,987	83,394	867,834
Redemptions	(1,549,133)	(15,977,452)	(2,454,587)	(25,547,894)
Net increase (decrease)	(328,502)	(3,411,369)	2,120,438	22,042,818
Class C
Subscriptions	258,722	2,667,666	1,482,741	15,386,739
Distributions reinvested	12,483	127,330	4,569	47,439
Redemptions	(514,713)	(5,289,439)	(1,423,654)	(14,833,287)
Net increase (decrease)	(243,508)	(2,494,443)	63,656	600,891
Institutional Class
Subscriptions	7,729,578	79,850,566	36,955,310	384,523,818
Distributions reinvested	504,530	5,168,590	437,958	4,559,990
Redemptions	(10,762,119)	(110,660,190)	(20,584,342)	(214,284,934)
Net increase (decrease)	(2,528,011)	(25,641,034)	16,808,926	174,798,874
Institutional 2 Class
Subscriptions	1,971,790	20,357,061	5,195,554	54,116,837
Distributions reinvested	113,511	1,162,874	92,129	959,385
Redemptions	(1,180,607)	(12,126,254)	(2,354,160)	(24,528,555)
Net increase	904,694	9,393,681	2,933,523	30,547,667
Institutional 3 Class
Subscriptions	3,622,564	37,414,525	8,363,106	87,056,171
Distributions reinvested	218,686	2,240,545	182,747	1,901,653
Redemptions	(2,328,240)	(23,916,713)	(7,024,279)	(73,219,848)
Net increase	1,513,010	15,738,357	1,521,574	15,737,976
Total net increase (decrease)	(358,826)	(2,997,012)	27,638,950	287,344,516
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Limited Duration Credit Fund | Semiannual Report 2022

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Columbia Limited Duration Credit Fund | Semiannual Report 2022	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$10.43	0.04	(0.29)	(0.25)	(0.04)	(0.07)	(0.11)
Year Ended 7/31/2021	$10.38	0.09	0.06	0.15	(0.10)	—	(0.10)
Year Ended 7/31/2020	$9.97	0.19	0.41	0.60	(0.19)	—	(0.19)
Year Ended 7/31/2019	$9.66	0.23	0.32	0.55	(0.24)	—	(0.24)
Year Ended 7/31/2018	$9.88	0.17	(0.22)	(0.05)	(0.17)	—	(0.17)
Year Ended 7/31/2017	$9.80	0.15	0.07	0.22	(0.14)	—	(0.14)
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$10.44	0.05	(0.30)	(0.25)	(0.05)	(0.07)	(0.12)
Year Ended 7/31/2021	$10.38	0.12	0.06	0.18	(0.12)	—	(0.12)
Year Ended 7/31/2020	$9.97	0.21	0.42	0.63	(0.22)	—	(0.22)
Year Ended 7/31/2019	$9.66	0.25	0.32	0.57	(0.26)	—	(0.26)
Year Ended 7/31/2018	$9.89	0.19	(0.23)	(0.04)	(0.19)	—	(0.19)
Year Ended 7/31/2017	$9.80	0.17	0.09	0.26	(0.17)	—	(0.17)
Class C
Six Months Ended 1/31/2022 (Unaudited)	$10.43	(0.00)(f)	(0.30)	(0.30)	(0.00)(f)	(0.07)	(0.07)
Year Ended 7/31/2021	$10.38	0.02	0.05	0.07	(0.02)	—	(0.02)
Year Ended 7/31/2020	$9.97	0.11	0.41	0.52	(0.11)	—	(0.11)
Year Ended 7/31/2019	$9.66	0.15	0.32	0.47	(0.16)	—	(0.16)
Year Ended 7/31/2018	$9.88	0.10	(0.23)	(0.13)	(0.09)	—	(0.09)
Year Ended 7/31/2017	$9.80	0.07	0.08	0.15	(0.07)	—	(0.07)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$10.44	0.05	(0.30)	(0.25)	(0.05)	(0.07)	(0.12)
Year Ended 7/31/2021	$10.39	0.12	0.05	0.17	(0.12)	—	(0.12)
Year Ended 7/31/2020	$9.98	0.21	0.42	0.63	(0.22)	—	(0.22)
Year Ended 7/31/2019	$9.67	0.25	0.32	0.57	(0.26)	—	(0.26)
Year Ended 7/31/2018	$9.89	0.19	(0.22)	(0.03)	(0.19)	—	(0.19)
Year Ended 7/31/2017	$9.80	0.17	0.09	0.26	(0.17)	—	(0.17)
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$10.44	0.05	(0.29)	(0.24)	(0.05)	(0.07)	(0.12)
Year Ended 7/31/2021	$10.39	0.12	0.06	0.18	(0.13)	—	(0.13)
Year Ended 7/31/2020	$9.98	0.22	0.41	0.63	(0.22)	—	(0.22)
Year Ended 7/31/2019	$9.67	0.26	0.32	0.58	(0.27)	—	(0.27)
Year Ended 7/31/2018	$9.89	0.20	(0.22)	(0.02)	(0.20)	—	(0.20)
Year Ended 7/31/2017	$9.81	0.18	0.07	0.25	(0.17)	—	(0.17)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$10.07	(2.45%)	0.81%(c)	0.77%(c),(d)	0.71%(c)	37%	$228,416
Year Ended 7/31/2021	$10.43	1.43%	0.82%	0.77%(d)	0.89%	98%	$233,349
Year Ended 7/31/2020	$10.38	6.09%	0.83%	0.79%(d)	1.88%	88%	$188,642
Year Ended 7/31/2019	$9.97	5.75%	0.84%	0.80%	2.34%	99%	$173,843
Year Ended 7/31/2018	$9.66	(0.55%)	0.84%(e)	0.80%(d),(e)	1.74%	79%	$179,474
Year Ended 7/31/2017	$9.88	2.28%	0.83%	0.81%(d)	1.47%	119%	$216,524
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$10.07	(2.42%)	0.56%(c)	0.52%(c),(d)	0.96%(c)	37%	$75,241
Year Ended 7/31/2021	$10.44	1.78%	0.57%	0.52%(d)	1.14%	98%	$81,406
Year Ended 7/31/2020	$10.38	6.36%	0.58%	0.54%(d)	2.12%	88%	$58,965
Year Ended 7/31/2019	$9.97	6.02%	0.59%	0.55%	2.59%	99%	$48,340
Year Ended 7/31/2018	$9.66	(0.40%)	0.59%(e)	0.55%(d),(e)	1.99%	79%	$49,745
Year Ended 7/31/2017	$9.89	2.65%	0.59%	0.56%(d)	1.74%	119%	$57,357
Class C
Six Months Ended 1/31/2022 (Unaudited)	$10.06	(2.90%)	1.56%(c)	1.52%(c),(d)	(0.04%)(c)	37%	$20,427
Year Ended 7/31/2021	$10.43	0.68%	1.57%	1.52%(d)	0.16%	98%	$23,715
Year Ended 7/31/2020	$10.38	5.30%	1.58%	1.54%(d)	1.13%	88%	$22,932
Year Ended 7/31/2019	$9.97	4.96%	1.59%	1.55%	1.59%	99%	$22,797
Year Ended 7/31/2018	$9.66	(1.29%)	1.59%(e)	1.55%(d),(e)	0.97%	79%	$29,079
Year Ended 7/31/2017	$9.88	1.53%	1.58%	1.56%(d)	0.74%	119%	$44,055
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$10.07	(2.43%)	0.56%(c)	0.52%(c),(d)	0.96%(c)	37%	$460,672
Year Ended 7/31/2021	$10.44	1.68%	0.57%	0.52%(d)	1.13%	98%	$503,810
Year Ended 7/31/2020	$10.39	6.35%	0.58%	0.54%(d)	2.07%	88%	$326,594
Year Ended 7/31/2019	$9.98	6.01%	0.59%	0.55%	2.59%	99%	$166,238
Year Ended 7/31/2018	$9.67	(0.30%)	0.59%(e)	0.55%(d),(e)	1.98%	79%	$163,477
Year Ended 7/31/2017	$9.89	2.65%	0.59%	0.56%(d)	1.78%	119%	$199,635
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$10.08	(2.30%)	0.51%(c)	0.47%(c)	1.01%(c)	37%	$98,191
Year Ended 7/31/2021	$10.44	1.73%	0.52%	0.48%	1.18%	98%	$92,315
Year Ended 7/31/2020	$10.39	6.41%	0.52%	0.48%	2.20%	88%	$61,362
Year Ended 7/31/2019	$9.98	6.08%	0.53%	0.49%	2.65%	99%	$66,741
Year Ended 7/31/2018	$9.67	(0.25%)	0.53%(e)	0.50%(e)	2.06%	79%	$74,279
Year Ended 7/31/2017	$9.89	2.59%	0.52%	0.52%	1.78%	119%	$63,284
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$10.44	0.06	(0.30)	(0.24)	(0.05)	(0.07)	(0.12)
Year Ended 7/31/2021	$10.39	0.13	0.05	0.18	(0.13)	—	(0.13)
Year Ended 7/31/2020	$9.98	0.23	0.41	0.64	(0.23)	—	(0.23)
Year Ended 7/31/2019	$9.67	0.26	0.32	0.58	(0.27)	—	(0.27)
Year Ended 7/31/2018	$9.89	0.20	(0.22)	(0.02)	(0.20)	—	(0.20)
Year Ended 7/31/2017	$9.80	0.19	0.08	0.27	(0.18)	—	(0.18)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$10.08	(2.28%)	0.46%(c)	0.42%(c)	1.06%(c)	37%	$184,936
Year Ended 7/31/2021	$10.44	1.78%	0.47%	0.43%	1.25%	98%	$175,861
Year Ended 7/31/2020	$10.39	6.47%	0.47%	0.43%	2.24%	88%	$159,121
Year Ended 7/31/2019	$9.98	6.13%	0.48%	0.44%	2.70%	99%	$177,100
Year Ended 7/31/2018	$9.67	(0.20%)	0.48%(e)	0.45%(e)	2.08%	79%	$114,340
Year Ended 7/31/2017	$9.89	2.75%	0.48%	0.47%	1.90%	119%	$122,034
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	21

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Limited Duration Credit Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
22	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a
Columbia Limited Duration Credit Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,062,885*

24	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	978,164*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	48,124

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,641,030
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	173,158,532
Futures contracts — short	109,839,578

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
26	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.05
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $567,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00(a)	80,167
Class C	—	1.00(b)	1,097

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	0.76%	0.77%
Advisor Class	0.51	0.52
Class C	1.51	1.52
Institutional Class	0.51	0.52
Institutional 2 Class	0.46	0.48
Institutional 3 Class	0.42	0.43
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,063,440,000	4,270,000	(19,481,000)	(15,211,000)
28	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $461,637,937 and $392,915,682, respectively, for the six months ended January 31, 2022, of which $12,756,406 and $56,683,456, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which
Columbia Limited Duration Credit Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser
30	Columbia Limited Duration Credit Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2022, affiliated shareholders of record owned 42.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Limited Duration Credit Fund | Semiannual Report 2022	31

Columbia Limited Duration Credit Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR183_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Income Opportunities Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Income Opportunities Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Income Opportunities Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2003
Daniel DeYoung
Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/19/03	-1.93	1.16	3.97	4.89
	Including sales charges		-6.62	-3.61	2.97	4.38
Advisor Class*		11/08/12	-1.69	1.44	4.26	5.14
Class C	Excluding sales charges	06/19/03	-2.30	0.41	3.19	4.14
	Including sales charges		-3.23	-0.53	3.19	4.14
Institutional Class		09/27/10	-1.80	1.42	4.24	5.15
Institutional 2 Class*		11/08/12	-1.76	1.53	4.32	5.23
Institutional 3 Class		03/07/11	-1.64	1.59	4.37	5.31
Class R		09/27/10	-2.05	0.91	3.71	4.62
ICE BofA BB-B US Cash Pay High Yield Constrained Index			-1.65	1.51	5.19	5.97
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The ICE BofA BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Income Opportunities Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2022)
Common Stocks	0.0(a)
Convertible Bonds	0.7
Corporate Bonds & Notes	92.9
Foreign Government Obligations	0.2
Money Market Funds	1.8
Senior Loans	4.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2022)
BBB rating	0.5
BB rating	46.9
B rating	48.7
CCC rating	3.8
Not rated	0.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Income Opportunities Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	980.70	1,020.58	4.72	4.81	0.94
Advisor Class	1,000.00	1,000.00	983.10	1,021.90	3.42	3.48	0.68
Class C	1,000.00	1,000.00	977.00	1,016.78	8.47	8.64	1.69
Institutional Class	1,000.00	1,000.00	982.00	1,021.85	3.47	3.54	0.69
Institutional 2 Class	1,000.00	1,000.00	982.40	1,022.20	3.11	3.18	0.62
Institutional 3 Class	1,000.00	1,000.00	983.60	1,022.45	2.87	2.92	0.57
Class R	1,000.00	1,000.00	979.50	1,019.31	5.97	6.09	1.19
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Income Opportunities Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	275,078	0
Telesat Corp.(b)	101	2,288
Ziff Davis Holdings, Inc.(a),(b),(c)	6,107	61
Total		2,349
Total Communication Services		2,349
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	1,080	180,706
Total Consumer Discretionary		180,706
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,298	5,763
Total Industrials		5,763
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	23,187,000	0
Total Utilities		0
Total Common Stocks (Cost $3,191,147)		188,818

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.7%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	6,366,000	5,925,406
Total Convertible Bonds (Cost $5,988,686)			5,925,406

Corporate Bonds & Notes 92.3%

Aerospace & Defense 1.4%
TransDigm, Inc.(d)
12/15/2025	8.000%	851,000	890,595
03/15/2026	6.250%	3,500,000	3,619,467
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
11/15/2027	5.500%	3,839,000	3,864,804
01/15/2029	4.625%	1,565,000	1,486,225
05/01/2029	4.875%	2,626,000	2,523,233
Total			12,384,324
Airlines 1.8%
Air Canada(d)
08/15/2026	3.875%	2,026,000	1,977,919
American Airlines, Inc.(d)
07/15/2025	11.750%	1,447,000	1,753,536
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	4,863,000	4,977,981
Delta Air Lines, Inc.
01/15/2026	7.375%	698,000	794,802
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	2,719,511	2,780,226
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	1,721,538	1,830,173
United Airlines, Inc.(d)
04/15/2026	4.375%	1,441,000	1,430,826
Total			15,545,463
Automotive 4.6%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	2,429,000	2,474,210
Clarios Global LP(d)
05/15/2025	6.750%	1,239,000	1,288,560
Ford Motor Co.
02/12/2032	3.250%	1,627,000	1,551,162
01/15/2043	4.750%	2,224,000	2,274,196
Ford Motor Credit Co. LLC
03/18/2024	5.584%	3,413,000	3,569,386
11/01/2024	4.063%	1,439,000	1,467,452
06/16/2025	5.125%	2,268,000	2,385,230
11/13/2025	3.375%	123,000	123,109
01/08/2026	4.389%	1,730,000	1,790,092
08/17/2027	4.125%	3,098,000	3,171,203
02/10/2029	2.900%	1,363,000	1,294,711
11/13/2030	4.000%	1,780,000	1,788,681
IAA Spinco, Inc.(d)
06/15/2027	5.500%	3,571,000	3,669,469
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	1,551,000	1,582,716
Jaguar Land Rover Automotive PLC(d)
07/15/2029	5.500%	1,361,000	1,322,220
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Income Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	6,511,000	6,513,028
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2027	8.500%	1,881,000	1,967,466
Tenneco, Inc.(d)
01/15/2029	7.875%	2,595,000	2,760,491
Total			40,993,382
Brokerage/Asset Managers/Exchanges 0.7%
AG Issuer LLC(d)
03/01/2028	6.250%	865,000	894,556
NFP Corp.(d)
08/15/2028	4.875%	5,630,000	5,491,472
Total			6,386,028
Building Materials 1.0%
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	3,525,000	3,600,836
Masonite International Corp.(d)
02/15/2030	3.500%	2,734,000	2,580,690
SRS Distribution, Inc.(d)
07/01/2028	4.625%	2,954,000	2,868,188
Total			9,049,714
Cable and Satellite 6.3%
CCO Holdings LLC/Capital Corp.(d)
06/01/2029	5.375%	3,355,000	3,458,208
03/01/2030	4.750%	5,761,000	5,719,890
02/01/2032	4.750%	2,106,000	2,071,376
CSC Holdings LLC(d)
02/01/2028	5.375%	2,194,000	2,201,483
02/01/2029	6.500%	5,005,000	5,212,786
01/15/2030	5.750%	1,247,000	1,174,871
02/15/2031	3.375%	3,931,000	3,431,368
DIRECTV Holdings LLC/Financing Co., Inc.(d)
08/15/2027	5.875%	1,074,000	1,077,491
DISH DBS Corp.(d)
12/01/2028	5.750%	4,326,000	4,156,517
DISH DBS Corp.
06/01/2029	5.125%	5,424,000	4,732,909
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	3,357,000	3,238,662
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	1,729,000	1,662,235
07/01/2030	4.125%	3,996,000	3,812,963
Videotron Ltd.(d)
06/15/2029	3.625%	1,124,000	1,088,516
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(d)
07/15/2030	5.000%	3,884,000	3,661,527
VZ Secured Financing BV(d)
01/15/2032	5.000%	3,940,000	3,799,663
Ziggo BV(d)
01/15/2030	4.875%	5,856,000	5,670,536
Total			56,171,001
Chemicals 2.6%
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	1,877,000	1,741,114
Axalta Coating Systems LLC/Dutch Holding B BV(d)
06/15/2027	4.750%	1,738,000	1,787,227
Element Solutions, Inc.(d)
09/01/2028	3.875%	2,766,000	2,661,037
HB Fuller Co.
10/15/2028	4.250%	1,449,000	1,439,546
Herens Holdco Sarl(d)
05/15/2028	4.750%	2,001,000	1,904,065
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	1,591,000	1,685,692
INEOS Quattro Finance 2 Plc(d)
01/15/2026	3.375%	679,000	665,420
Ingevity Corp.(d)
11/01/2028	3.875%	1,868,000	1,766,537
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	1,674,000	1,799,243
SPCM SA(d)
03/15/2027	3.125%	854,000	818,276
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	859,000	844,019
WR Grace Holdings LLC(d)
06/15/2027	4.875%	2,306,000	2,295,142
08/15/2029	5.625%	3,258,000	3,144,505
Total			22,551,823
Construction Machinery 1.5%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	5,058,000	4,772,676
Herc Holdings, Inc.(d)
07/15/2027	5.500%	1,737,000	1,787,168
Ritchie Bros Holdings, Inc.(d)
12/15/2031	4.750%	3,001,000	3,021,054
Ritchie Bros. Auctioneers, Inc.(d)
01/15/2025	5.375%	3,510,000	3,569,668
Total			13,150,566

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.7%
APX Group, Inc.(d)
02/15/2027	6.750%	530,000	544,169
Staples, Inc.(d)
04/15/2026	7.500%	3,522,000	3,472,478
Uber Technologies, Inc.(d)
05/15/2025	7.500%	3,225,000	3,372,888
08/15/2029	4.500%	7,841,000	7,589,898
Total			14,979,433
Consumer Products 1.0%
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	2,387,000	2,486,101
Prestige Brands, Inc.(d)
01/15/2028	5.125%	3,353,000	3,381,537
Spectrum Brands, Inc.
07/15/2025	5.750%	1,818,000	1,855,934
Tempur Sealy International, Inc.(d)
10/15/2031	3.875%	840,000	784,864
Total			8,508,436
Diversified Manufacturing 0.9%
Madison IAQ LLC(d)
06/30/2028	4.125%	1,468,000	1,408,197
Resideo Funding, Inc.(d)
09/01/2029	4.000%	1,615,000	1,531,617
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	1,249,000	1,264,325
WESCO Distribution, Inc.(d)
06/15/2025	7.125%	3,603,000	3,772,002
Total			7,976,141
Electric 5.4%
Atlantica Sustainable Infrastructure PLC(d)
06/15/2028	4.125%	1,320,000	1,275,571
Calpine Corp.(d)
06/01/2026	5.250%	1,143,000	1,164,970
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,767,000	1,816,760
02/15/2031	3.750%	6,550,000	6,180,001
01/15/2032	3.750%	2,834,000	2,680,322
FirstEnergy Corp.
11/15/2031	7.375%	1,142,000	1,461,770
FirstEnergy Corp.(f)
07/15/2047	5.100%	1,712,000	1,871,228
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	2,646,000	2,594,014
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Operating Partners LP(d)
10/15/2026	3.875%	5,194,000	5,240,706
09/15/2027	4.500%	6,418,000	6,505,990
NRG Energy, Inc.(d)
06/15/2029	5.250%	3,876,000	3,984,721
02/15/2031	3.625%	3,252,000	3,016,716
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	1,261,000	1,268,920
PG&E Corp.
07/01/2028	5.000%	1,193,000	1,193,055
07/01/2030	5.250%	1,287,000	1,278,868
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	2,661,000	2,695,166
01/15/2030	4.750%	2,207,000	2,215,783
Vistra Operations Co. LLC(d)
05/01/2029	4.375%	1,781,000	1,716,695
Total			48,161,256
Environmental 1.7%
Covanta Holding Corp.(d)
12/01/2029	4.875%	1,540,000	1,534,117
GFL Environmental, Inc.(d)
06/01/2025	4.250%	3,590,000	3,635,068
08/01/2028	4.000%	2,531,000	2,374,807
06/15/2029	4.750%	2,254,000	2,194,107
08/15/2029	4.375%	377,000	360,245
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	5,179,000	5,035,530
Total			15,133,874
Finance Companies 1.7%
Navient Corp.
06/25/2025	6.750%	850,000	899,893
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	5,855,000	5,986,149
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	715,000	669,703
03/01/2031	3.875%	2,220,000	2,082,511
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	5,495,000	5,154,813
Total			14,793,069
Food and Beverage 4.1%
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	4,669,000	4,790,115
JBS USA LUX SA/Food Co./Finance, Inc.(d)
12/01/2031	3.750%	491,000	479,953

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Income Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
06/01/2046	4.375%	2,047,000	2,146,385
10/01/2049	4.875%	1,212,000	1,383,086
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	3,100,000	3,596,850
Lamb Weston Holdings, Inc.(d)
01/31/2030	4.125%	1,857,000	1,835,805
01/31/2032	4.375%	1,178,000	1,163,437
Performance Food Group, Inc.(d)
05/01/2025	6.875%	824,000	859,651
Pilgrim’s Pride Corp.(d)
04/15/2031	4.250%	5,160,000	5,104,243
03/01/2032	3.500%	4,315,000	4,112,385
Post Holdings, Inc.(d)
03/01/2027	5.750%	2,642,000	2,714,037
01/15/2028	5.625%	1,446,000	1,484,396
04/15/2030	4.625%	909,000	876,084
09/15/2031	4.500%	1,380,000	1,313,118
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	1,407,000	1,345,762
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	1,345,000	1,294,743
US Foods, Inc.(d)
06/01/2030	4.625%	1,417,000	1,387,641
Total			35,887,691
Gaming 3.3%
Boyd Gaming Corp.(d)
06/01/2025	8.625%	409,000	433,769
06/15/2031	4.750%	884,000	870,410
Boyd Gaming Corp.
12/01/2027	4.750%	894,000	890,462
CCM Merger, Inc.(d)
05/01/2026	6.375%	2,545,000	2,640,438
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	1,158,000	1,192,740
07/01/2025	6.250%	4,727,000	4,899,340
International Game Technology PLC(d)
02/15/2025	6.500%	3,329,000	3,559,501
04/15/2026	4.125%	1,252,000	1,254,609
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(d)
02/15/2029	3.875%	401,000	416,452
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	3,427,000	3,348,838
Penn National Gaming, Inc.(d)
07/01/2029	4.125%	1,057,000	993,510
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(d)
07/01/2025	8.625%	208,000	220,055
10/15/2025	5.000%	4,503,000	4,602,342
03/15/2026	8.250%	114,000	119,130
05/15/2028	7.000%	1,338,000	1,404,810
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	2,172,000	2,182,893
Wynn Resorts Finance LLC/Capital Corp.(d)
10/01/2029	5.125%	494,000	479,934
Total			29,509,233
Health Care 7.1%
180 Medical, Inc.(d)
10/15/2029	3.875%	557,000	545,264
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	670,000	680,671
AdaptHealth LLC(d)
03/01/2030	5.125%	2,804,000	2,745,305
Avantor Funding, Inc.(d)
07/15/2028	4.625%	2,632,000	2,642,115
11/01/2029	3.875%	3,787,000	3,681,452
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	980,000	1,003,502
04/01/2030	3.500%	1,141,000	1,069,557
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	884,000	878,975
03/15/2029	3.750%	923,000	890,597
03/15/2031	4.000%	739,000	711,646
CHS/Community Health Systems, Inc.(d)
02/15/2025	6.625%	3,274,000	3,388,957
03/15/2026	8.000%	3,103,000	3,236,416
CHS/Community Health Systems, Inc.(d),(g)
05/15/2030	5.250%	3,945,000	3,927,090
HCA, Inc.
09/01/2028	5.625%	3,580,000	3,987,165
09/01/2030	3.500%	874,000	872,177
Hologic, Inc.(d)
02/01/2028	4.625%	748,000	777,723
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	832,000	816,035
IQVIA, Inc.(d)
05/15/2027	5.000%	2,436,000	2,490,868
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	859,000	835,378
RP Escrow Issuer LLC(d)
12/15/2025	5.250%	5,150,000	5,011,165
Select Medical Corp.(d)
08/15/2026	6.250%	4,485,000	4,614,760

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Syneos Health, Inc.(d)
01/15/2029	3.625%	1,240,000	1,175,933
Teleflex, Inc.
11/15/2027	4.625%	2,825,000	2,884,009
Teleflex, Inc.(d)
06/01/2028	4.250%	1,089,000	1,083,635
Tenet Healthcare Corp.(d)
01/01/2026	4.875%	4,325,000	4,345,205
02/01/2027	6.250%	5,764,000	5,905,592
01/15/2030	4.375%	897,000	865,507
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	2,120,000	2,129,409
Total			63,196,108
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	3,918,000	3,803,129
08/01/2031	2.625%	794,000	743,902
Total			4,547,031
Home Construction 0.7%
Shea Homes LP/Funding Corp.(d)
02/15/2028	4.750%	3,172,000	3,121,118
Taylor Morrison Communities, Inc./Holdings II(d)
03/01/2024	5.625%	2,549,000	2,687,335
Total			5,808,453
Independent Energy 6.5%
Apache Corp.
11/15/2025	4.625%	1,278,000	1,335,251
11/15/2027	4.875%	1,706,000	1,774,923
01/15/2030	4.250%	907,000	918,424
09/01/2040	5.100%	1,813,000	1,900,338
02/01/2042	5.250%	840,000	905,705
04/15/2043	4.750%	1,839,000	1,861,218
01/15/2044	4.250%	600,000	578,421
Callon Petroleum Co.
07/01/2026	6.375%	5,887,000	5,658,032
Callon Petroleum Co.(d)
08/01/2028	8.000%	625,000	636,494
CNX Resources Corp.(d)
03/14/2027	7.250%	2,580,000	2,708,041
01/15/2029	6.000%	1,300,000	1,340,640
Comstock Resources, Inc.(d)
03/01/2029	6.750%	891,000	919,452
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	903,000	911,588
EQT Corp.
01/15/2029	5.000%	816,000	864,696
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQT Corp.(f)
02/01/2030	7.500%	1,410,000	1,678,239
EQT Corp.(d)
05/15/2031	3.625%	440,000	436,539
Hilcorp Energy I LP/Finance Co.(d)
02/01/2029	5.750%	1,412,000	1,441,692
Matador Resources Co.
09/15/2026	5.875%	3,220,000	3,265,576
Occidental Petroleum Corp.
04/15/2026	3.400%	4,868,000	4,808,494
08/15/2026	3.200%	859,000	847,090
08/15/2029	3.500%	553,000	545,368
09/01/2030	6.625%	2,838,000	3,331,221
01/01/2031	6.125%	2,052,000	2,369,886
09/15/2036	6.450%	811,000	981,322
08/15/2039	4.300%	1,653,000	1,565,443
06/15/2045	4.625%	1,664,000	1,612,122
04/15/2046	4.400%	5,963,000	5,704,688
03/15/2048	4.200%	995,000	927,044
SM Energy Co.
07/15/2028	6.500%	761,000	785,969
Southwestern Energy Co.
02/01/2032	4.750%	4,862,000	4,857,514
Total			57,471,430
Leisure 3.1%
Carnival Corp.(d)
03/01/2026	7.625%	5,882,000	5,998,249
03/01/2027	5.750%	2,642,000	2,542,054
05/01/2029	6.000%	2,301,000	2,213,847
Cinemark USA, Inc.(d)
03/15/2026	5.875%	1,899,000	1,863,781
07/15/2028	5.250%	1,565,000	1,482,992
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	843,000	831,847
NCL Corp., Ltd.(d)
03/15/2026	5.875%	3,126,000	2,960,607
Royal Caribbean Cruises Ltd.(d)
07/01/2026	4.250%	3,360,000	3,136,983
08/31/2026	5.500%	2,371,000	2,313,287
07/15/2027	5.375%	898,000	867,690
04/01/2028	5.500%	882,000	856,995
Six Flags Entertainment Corp.(d)
07/31/2024	4.875%	2,176,000	2,180,488
Total			27,248,820
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(d)
05/01/2025	5.375%	1,769,000	1,819,636

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Income Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 2.0%
Clear Channel International BV(d)
08/01/2025	6.625%	1,773,000	1,830,135
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	6,342,000	6,373,841
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	1,335,000	1,326,176
01/15/2029	4.250%	1,222,000	1,154,256
03/15/2030	4.625%	3,133,000	3,007,909
Playtika Holding Corp.(d)
03/15/2029	4.250%	2,452,000	2,343,928
Roblox Corp.(d)
05/01/2030	3.875%	1,819,000	1,755,985
Total			17,792,230
Metals and Mining 3.0%
Alcoa Nederland Holding BV(d)
03/31/2029	4.125%	1,205,000	1,211,596
Allegheny Technologies, Inc.
10/01/2029	4.875%	603,000	591,072
10/01/2031	5.125%	2,509,000	2,463,840
Constellium SE(d)
06/15/2028	5.625%	1,467,000	1,515,011
04/15/2029	3.750%	6,618,000	6,258,168
Hudbay Minerals, Inc.(d)
04/01/2029	6.125%	7,705,000	8,012,897
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	3,822,000	3,597,773
Novelis Corp.(d)
11/15/2026	3.250%	1,186,000	1,151,313
01/30/2030	4.750%	1,329,000	1,326,268
08/15/2031	3.875%	735,000	693,075
Total			26,821,013
Midstream 7.4%
Cheniere Energy Partners LP
03/01/2031	4.000%	1,427,000	1,424,018
Cheniere Energy Partners LP(d)
01/31/2032	3.250%	3,832,000	3,604,175
Cheniere Energy, Inc.
10/15/2028	4.625%	3,615,000	3,669,462
CNX Midstream Partners LP(d)
04/15/2030	4.750%	1,841,000	1,803,372
DCP Midstream Operating LP
04/01/2044	5.600%	2,452,000	2,844,326
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	2,404,000	2,418,613
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Midstream, Inc.(d)
06/15/2029	4.125%	1,412,000	1,395,112
06/15/2031	4.375%	2,239,000	2,210,654
EQM Midstream Partners LP(d)
07/01/2027	6.500%	2,379,000	2,502,419
01/15/2029	4.500%	2,163,000	2,065,032
01/15/2031	4.750%	5,144,000	4,921,422
EQM Midstream Partners LP
07/15/2048	6.500%	385,000	413,925
Holly Energy Partners LP/Finance Corp.(d)
02/01/2028	5.000%	3,553,000	3,465,271
NuStar Logistics LP
10/01/2025	5.750%	1,770,000	1,850,813
06/01/2026	6.000%	1,402,000	1,472,114
04/28/2027	5.625%	3,054,000	3,118,519
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	4,435,000	4,432,686
Targa Resources Partners LP/Finance Corp.
03/01/2030	5.500%	3,399,000	3,605,848
02/01/2031	4.875%	2,599,000	2,717,372
Targa Resources Partners LP/Finance Corp.(d)
01/15/2032	4.000%	1,950,000	1,941,044
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	4,225,000	4,146,974
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	2,560,000	2,559,069
08/15/2031	4.125%	3,118,000	3,141,248
11/01/2033	3.875%	2,170,000	2,147,914
Western Gas Partners LP
07/01/2026	4.650%	1,753,000	1,835,348
Total			65,706,750
Oil Field Services 0.7%
Apergy Corp.
05/01/2026	6.375%	1,236,000	1,280,483
Transocean Sentry Ltd.(d)
05/15/2023	5.375%	5,323,051	5,160,912
Total			6,441,395
Other REIT 1.8%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	2,461,000	2,367,602
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	2,315,000	2,326,832
02/01/2027	4.250%	744,000	720,866
06/15/2029	4.750%	3,928,000	3,845,941
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(d)
10/01/2028	5.875%	1,120,000	1,145,309

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	1,416,000	1,401,399
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	969,000	942,455
09/15/2029	4.000%	463,000	435,649
Service Properties Trust
03/15/2024	4.650%	1,652,000	1,605,653
10/01/2024	4.350%	771,000	736,305
Total			15,528,011
Packaging 2.2%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
09/01/2029	4.000%	4,842,000	4,612,046
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	2,694,000	2,755,277
08/15/2026	4.125%	2,302,000	2,284,180
Canpack SA/US LLC(d)
11/15/2029	3.875%	3,589,000	3,442,055
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	6,695,000	6,778,731
Total			19,872,289
Pharmaceuticals 2.2%
Bausch Health Companies, Inc.(d)
04/15/2025	6.125%	1,912,000	1,950,187
01/31/2027	8.500%	2,619,000	2,648,653
06/01/2028	4.875%	681,000	647,392
02/15/2029	6.250%	1,048,000	888,216
Bausch Health Companies, Inc.(d),(g)
02/01/2027	6.125%	1,580,000	1,584,818
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	1,356,000	1,350,727
Jazz Securities DAC(d)
01/15/2029	4.375%	1,315,000	1,300,976
Organon Finance 1 LLC(d)
04/30/2028	4.125%	3,647,000	3,604,401
04/30/2031	5.125%	3,618,000	3,616,729
Par Pharmaceutical, Inc.(d)
04/01/2027	7.500%	2,261,000	2,275,053
Total			19,867,152
Property & Casualty 1.1%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	7,095,000	6,921,911
Lumbermens Mutual Casualty Co.(d),(h)
12/01/2097	0.000%	4,600,000	3,870
Subordinated
12/01/2037	0.000%	180,000	53
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lumbermens Mutual Casualty Co.(h)
Subordinated
07/01/2026	0.000%	9,865,000	10,508
MGIC Investment Corp.
08/15/2028	5.250%	491,000	507,259
Radian Group, Inc.
03/15/2025	6.625%	197,000	212,394
03/15/2027	4.875%	1,162,000	1,205,843
Ryan Specialty Group LLC(d),(g)
02/01/2030	4.375%	659,000	655,746
Total			9,517,584
Restaurants 0.8%
IRB Holding Corp.(d)
06/15/2025	7.000%	6,560,000	6,840,109
Retailers 1.2%
Asbury Automotive Group Inc.(d)
02/15/2032	5.000%	567,000	563,185
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	567,000	559,120
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	401,000	384,255
L Brands, Inc.
02/01/2028	5.250%	1,286,000	1,349,770
11/01/2035	6.875%	2,568,000	2,952,890
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	1,327,000	1,282,000
Penske Automotive Group, Inc.
09/01/2025	3.500%	916,000	911,174
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	2,294,000	2,292,099
Total			10,294,493
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
03/15/2026	7.500%	1,483,000	1,574,142
02/15/2028	5.875%	655,000	685,550
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
01/15/2027	4.625%	1,326,000	1,356,801
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	838,000	873,803
Total			4,490,296
Technology 5.8%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	2,335,000	2,238,406
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	1,027,000	1,071,294

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Income Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(d)
11/01/2026	4.500%	1,779,000	1,806,138
CDK Global, Inc.
06/01/2027	4.875%	1,771,000	1,819,339
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	1,124,000	1,074,098
Dun & Bradstreet Corp. (The)(d)
12/15/2029	5.000%	779,000	777,366
Everi Holdings, Inc.(d)
07/15/2029	5.000%	241,000	239,693
Gartner, Inc.(d)
06/15/2029	3.625%	852,000	825,492
HealthEquity, Inc.(d)
10/01/2029	4.500%	2,336,000	2,290,705
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	2,775,000	2,701,005
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	2,422,000	2,442,545
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	5,227,000	5,100,790
Microchip Technology, Inc.
09/01/2025	4.250%	2,205,000	2,272,206
NCR Corp.(d)
10/01/2028	5.000%	1,793,000	1,785,935
Nielsen Finance LLC/Co.(d)
10/01/2028	5.625%	1,740,000	1,744,990
07/15/2029	4.500%	1,134,000	1,057,184
10/01/2030	5.875%	112,000	112,440
07/15/2031	4.750%	1,416,000	1,319,922
Plantronics, Inc.(d)
03/01/2029	4.750%	6,416,000	5,831,410
PTC, Inc.(d)
02/15/2028	4.000%	911,000	905,261
Sabre GLBL, Inc.(d)
04/15/2025	9.250%	797,000	891,424
09/01/2025	7.375%	1,478,000	1,519,599
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	2,899,000	2,942,925
Square, Inc.(d)
06/01/2031	3.500%	890,000	847,785
Switch Ltd.(d)
09/15/2028	3.750%	1,017,000	971,584
06/15/2029	4.125%	1,127,000	1,098,144
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	1,675,000	1,734,470
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	4,607,000	4,336,618
Total			51,758,768
Wireless 3.7%
Altice France SA(d)
02/01/2027	8.125%	3,063,000	3,240,860
01/15/2028	5.500%	3,438,000	3,285,959
07/15/2029	5.125%	2,921,000	2,702,833
10/15/2029	5.500%	927,000	878,363
SBA Communications Corp.
02/15/2027	3.875%	3,615,000	3,650,794
Sprint Capital Corp.
11/15/2028	6.875%	5,588,000	6,676,410
T-Mobile USA, Inc.
02/15/2029	2.625%	3,927,000	3,692,686
02/15/2031	2.875%	2,182,000	2,051,140
04/15/2031	3.500%	587,000	574,052
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	3,244,000	3,005,944
07/15/2031	4.750%	3,314,000	3,185,355
Total			32,944,396
Wirelines 2.1%
CenturyLink, Inc.
04/01/2024	7.500%	8,209,000	8,773,167
CenturyLink, Inc.(d)
12/15/2026	5.125%	1,333,000	1,345,560
Front Range BidCo, Inc.(d)
03/01/2027	4.000%	3,329,000	3,148,922
Iliad Holding SAS(d)
10/15/2026	6.500%	1,888,000	1,914,762
10/15/2028	7.000%	3,302,000	3,347,100
Total			18,529,511
Total Corporate Bonds & Notes (Cost $818,290,350)			817,676,909

Foreign Government Obligations(i) 0.3%

Canada 0.3%
NOVA Chemicals Corp.(d)
06/01/2027	5.250%	2,136,000	2,163,873
Total Foreign Government Obligations (Cost $1,809,655)			2,163,873

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Senior Loans 4.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.1%
WR Grace & Co.(j),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	4.250%	1,015,000	1,015,000
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	3.855%	4,693,401	4,411,797
Consumer Products 0.3%
SWF Holdings I Corp.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	4.750%	2,826,000	2,807,462
Food and Beverage 0.3%
BellRing Brands LLC(j),(k)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	2,934,463	2,932,379
Health Care 0.6%
Surgery Center Holdings, Inc.(j),(k)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 08/31/2026	4.500%	5,397,041	5,387,272
Media and Entertainment 0.4%
Cengage Learning, Inc.(j),(k)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	5.750%	3,732,087	3,740,559
Restaurants 0.4%
IRB Holding Corp.(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	3,661,389	3,651,100
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.7%
Ascend Learning LLC(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	4.000%	4,129,000	4,123,839
Loyalty Ventures, Inc.(j),(k)
Tranche B Term Loan
1-month USD LIBOR + 4.500% Floor 0.500% 11/03/2027	5.000%	1,442,000	1,437,789
Project Alpha Intermediate Holding, Inc.(j),(k)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.300%	2,033,074	2,031,549
UKG, Inc.(j),(k)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	3.750%	5,428,433	5,410,520
3-month USD LIBOR + 3.750% 05/04/2026	3.855%	1,513,170	1,510,068
Total			14,513,765
Total Senior Loans (Cost $38,752,914)			38,459,334

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(l),(m)	16,213,912	16,210,669
Total Money Market Funds (Cost $16,210,669)		16,210,669
Total Investments in Securities (Cost: $884,243,421)		880,625,009
Other Assets & Liabilities, Net		4,873,494
Net Assets		885,498,503

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2022, the total value of these securities amounted to $61, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Income Opportunities Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $632,310,617, which represents 71.41% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2022, the total value of these securities amounted to $14,431, which represents less than 0.01% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	The stated interest rate represents the weighted average interest rate at January 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(k)	Variable rate security. The interest rate shown was the current rate as of January 31, 2022.
(l)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(m)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	41,587,022	134,019,835	(159,396,188)	—	16,210,669	(2,999)	9,858	16,213,912
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,288	—	61	2,349
Consumer Discretionary	180,706	—	—	180,706
Industrials	5,763	—	—	5,763
Utilities	—	—	0*	0*
Total Common Stocks	188,757	—	61	188,818
Convertible Bonds	—	5,925,406	—	5,925,406
Corporate Bonds & Notes	—	817,676,909	—	817,676,909
Foreign Government Obligations	—	2,163,873	—	2,163,873
Senior Loans	—	38,459,334	—	38,459,334
Money Market Funds	16,210,669	—	—	16,210,669
Total Investments in Securities	16,399,426	864,225,522	61	880,625,009

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Income Opportunities Fund | Semiannual Report 2022

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $868,032,752)	$864,414,340
Affiliated issuers (cost $16,210,669)	16,210,669
Cash	46,756
Receivable for:
Investments sold	3,892,448
Investments sold on a delayed delivery basis	361,965
Capital shares sold	2,629,276
Dividends	1,335
Interest	11,750,326
Foreign tax reclaims	17,177
Expense reimbursement due from Investment Manager	7,507
Prepaid expenses	14,991
Other assets	7,757
Total assets	899,354,547
Liabilities
Payable for:
Investments purchased	2,696,080
Investments purchased on a delayed delivery basis	6,538,000
Capital shares purchased	1,278,604
Distributions to shareholders	2,858,331
Management services fees	46,521
Distribution and/or service fees	6,381
Transfer agent fees	72,124
Compensation of board members	283,690
Compensation of chief compliance officer	85
Other expenses	76,228
Total liabilities	13,856,044
Net assets applicable to outstanding capital stock	$885,498,503
Represented by
Paid in capital	887,785,432
Total distributable earnings (loss)	(2,286,929)
Total - representing net assets applicable to outstanding capital stock	$885,498,503
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2022	17

Statement of Assets and Liabilities  (continued)
January 31, 2022 (Unaudited)
Class A
Net assets	$271,181,553
Shares outstanding	29,180,359
Net asset value per share	$9.29
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.75
Advisor Class
Net assets	$26,421,635
Shares outstanding	2,833,273
Net asset value per share	$9.33
Class C
Net assets	$10,835,405
Shares outstanding	1,167,112
Net asset value per share	$9.28
Institutional Class
Net assets	$244,897,397
Shares outstanding	26,295,723
Net asset value per share	$9.31
Institutional 2 Class
Net assets	$144,093,479
Shares outstanding	15,459,556
Net asset value per share	$9.32
Institutional 3 Class
Net assets	$187,658,833
Shares outstanding	20,162,543
Net asset value per share	$9.31
Class R
Net assets	$410,201
Shares outstanding	44,147
Net asset value per share	$9.29
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Income Opportunities Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$4,591
Dividends — affiliated issuers	9,858
Interest	22,622,084
Interfund lending	102
Foreign taxes withheld	(802)
Total income	22,635,833
Expenses:
Management services fees	3,025,741
Distribution and/or service fees
Class A	358,267
Class C	57,839
Class R	1,046
Transfer agent fees
Class A	177,845
Advisor Class	20,491
Class C	7,177
Institutional Class	166,336
Institutional 2 Class	39,232
Institutional 3 Class	5,821
Class R	259
Compensation of board members	31,522
Custodian fees	7,782
Printing and postage fees	39,683
Registration fees	62,487
Audit fees	14,993
Legal fees	9,562
Compensation of chief compliance officer	85
Other	12,157
Total expenses	4,038,325
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(555,522)
Fees waived by transfer agent
Institutional 2 Class	(1,372)
Institutional 3 Class	(1,832)
Expense reduction	(380)
Total net expenses	3,479,219
Net investment income	19,156,614
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,615,468
Investments — affiliated issuers	(2,999)
Net realized gain	8,612,469
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(43,620,336)
Net change in unrealized appreciation (depreciation)	(43,620,336)
Net realized and unrealized loss	(35,007,867)
Net decrease in net assets resulting from operations	$(15,851,253)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2022	19

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$19,156,614	$58,252,556
Net realized gain	8,612,469	70,031,836
Net change in unrealized appreciation (depreciation)	(43,620,336)	(21,242,221)
Net increase (decrease) in net assets resulting from operations	(15,851,253)	107,042,171
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,904,624)	(13,826,779)
Advisor Class	(1,588,442)	(1,276,837)
Class C	(519,696)	(711,867)
Institutional Class	(13,174,013)	(28,632,345)
Institutional 2 Class	(7,177,557)	(5,610,586)
Institutional 3 Class	(10,311,453)	(13,300,551)
Class R	(19,944)	(20,547)
Total distributions to shareholders	(46,695,729)	(63,379,512)
Increase (decrease) in net assets from capital stock activity	1,767,180	(661,037,945)
Total decrease in net assets	(60,779,802)	(617,375,286)
Net assets at beginning of period	946,278,305	1,563,653,591
Net assets at end of period	$885,498,503	$946,278,305
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Income Opportunities Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,017,155	29,327,629	3,357,163	32,914,957
Distributions reinvested	1,306,516	12,520,585	1,268,338	12,448,865
Redemptions	(4,418,954)	(43,267,014)	(7,818,428)	(76,499,405)
Net decrease	(95,283)	(1,418,800)	(3,192,927)	(31,135,583)
Advisor Class
Subscriptions	761,487	7,436,979	2,589,073	25,261,747
Distributions reinvested	163,992	1,579,090	128,385	1,269,071
Redemptions	(1,462,556)	(14,201,069)	(513,282)	(5,055,214)
Net increase (decrease)	(537,077)	(5,185,000)	2,204,176	21,475,604
Class C
Subscriptions	106,925	1,046,341	99,008	972,551
Distributions reinvested	53,932	515,568	71,402	698,381
Redemptions	(162,376)	(1,585,659)	(1,740,717)	(17,145,880)
Net decrease	(1,519)	(23,750)	(1,570,307)	(15,474,948)
Institutional Class
Subscriptions	1,575,797	15,479,144	15,404,544	150,620,765
Distributions reinvested	1,208,193	11,610,402	2,762,614	27,107,976
Redemptions	(4,254,190)	(41,756,029)	(62,914,197)	(623,463,397)
Net decrease	(1,470,200)	(14,666,483)	(44,747,039)	(445,734,656)
Institutional 2 Class
Subscriptions	2,615,558	25,592,072	5,442,638	53,679,624
Distributions reinvested	746,389	7,173,837	569,336	5,608,439
Redemptions	(1,117,747)	(10,916,462)	(4,023,674)	(39,368,225)
Net increase	2,244,200	21,849,447	1,988,300	19,919,838
Institutional 3 Class
Subscriptions	1,558,521	15,257,054	3,590,432	35,248,369
Distributions reinvested	378,620	3,625,199	619,756	6,036,129
Redemptions	(1,825,531)	(17,644,274)	(25,442,614)	(251,337,784)
Net increase (decrease)	111,610	1,237,979	(21,232,426)	(210,053,286)
Class R
Subscriptions	5,615	55,371	20,845	202,493
Distributions reinvested	1,787	17,124	1,950	19,135
Redemptions	(9,905)	(98,708)	(26,368)	(256,542)
Net decrease	(2,503)	(26,213)	(3,573)	(34,914)
Total net increase (decrease)	249,228	1,767,180	(66,553,796)	(661,037,945)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2022	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$9.96	0.19	(0.37)	(0.18)	(0.19)	(0.30)	(0.49)
Year Ended 7/31/2021	$9.67	0.41	0.33	0.74	(0.45)	—	(0.45)
Year Ended 7/31/2020	$9.87	0.43	(0.21)(e)	0.22	(0.42)	—	(0.42)
Year Ended 7/31/2019	$9.61	0.45	0.26	0.71	(0.45)	—	(0.45)
Year Ended 7/31/2018	$10.06	0.44	(0.45)	(0.01)	(0.44)	—	(0.44)
Year Ended 7/31/2017	$9.70	0.44	0.35	0.79	(0.43)	—	(0.43)
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$9.99	0.21	(0.37)	(0.16)	(0.20)	(0.30)	(0.50)
Year Ended 7/31/2021	$9.70	0.43	0.34	0.77	(0.48)	—	(0.48)
Year Ended 7/31/2020	$9.91	0.46	(0.23)(e)	0.23	(0.44)	—	(0.44)
Year Ended 7/31/2019	$9.64	0.48	0.27	0.75	(0.48)	—	(0.48)
Year Ended 7/31/2018	$10.09	0.46	(0.45)	0.01	(0.46)	—	(0.46)
Year Ended 7/31/2017	$9.73	0.47	0.35	0.82	(0.46)	—	(0.46)
Class C
Six Months Ended 1/31/2022 (Unaudited)	$9.95	0.15	(0.37)	(0.22)	(0.15)	(0.30)	(0.45)
Year Ended 7/31/2021	$9.66	0.34	0.33	0.67	(0.38)	—	(0.38)
Year Ended 7/31/2020	$9.86	0.36	(0.21)(e)	0.15	(0.35)	—	(0.35)
Year Ended 7/31/2019	$9.60	0.38	0.26	0.64	(0.38)	—	(0.38)
Year Ended 7/31/2018	$10.05	0.36	(0.45)	(0.09)	(0.36)	—	(0.36)
Year Ended 7/31/2017	$9.69	0.37	0.35	0.72	(0.36)	—	(0.36)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$9.98	0.20	(0.37)	(0.17)	(0.20)	(0.30)	(0.50)
Year Ended 7/31/2021	$9.69	0.44	0.33	0.77	(0.48)	—	(0.48)
Year Ended 7/31/2020	$9.89	0.45	(0.21)(e)	0.24	(0.44)	—	(0.44)
Year Ended 7/31/2019	$9.63	0.48	0.26	0.74	(0.48)	—	(0.48)
Year Ended 7/31/2018	$10.08	0.46	(0.45)	0.01	(0.46)	—	(0.46)
Year Ended 7/31/2017	$9.72	0.47	0.35	0.82	(0.46)	—	(0.46)
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$9.99	0.21	(0.38)	(0.17)	(0.20)	(0.30)	(0.50)
Year Ended 7/31/2021	$9.70	0.45	0.33	0.78	(0.49)	—	(0.49)
Year Ended 7/31/2020	$9.90	0.46	(0.21)(e)	0.25	(0.45)	—	(0.45)
Year Ended 7/31/2019	$9.63	0.48	0.27	0.75	(0.48)	—	(0.48)
Year Ended 7/31/2018	$10.08	0.47	(0.45)	0.02	(0.47)	—	(0.47)
Year Ended 7/31/2017	$9.72	0.48	0.35	0.83	(0.47)	—	(0.47)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Income Opportunities Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$9.29	(1.93%)	1.05%(c)	0.94%(c),(d)	3.87%(c)	22%	$271,182
Year Ended 7/31/2021	$9.96	7.85%	1.15%	1.01%(d)	4.18%	58%	$291,523
Year Ended 7/31/2020	$9.67	2.32%	1.09%	1.04%(d)	4.45%	56%	$314,014
Year Ended 7/31/2019	$9.87	7.62%	1.04%	1.04%	4.69%	43%	$373,159
Year Ended 7/31/2018	$9.61	(0.12%)	1.04%	1.03%(d)	4.45%	46%	$421,366
Year Ended 7/31/2017	$10.06	8.37%	1.10%(f)	1.06%(d),(f)	4.45%	53%	$503,167
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$9.33	(1.69%)	0.81%(c)	0.68%(c),(d)	4.11%(c)	22%	$26,422
Year Ended 7/31/2021	$9.99	8.11%	0.90%	0.76%(d)	4.42%	58%	$33,674
Year Ended 7/31/2020	$9.70	2.48%	0.84%	0.79%(d)	4.70%	56%	$11,317
Year Ended 7/31/2019	$9.91	7.99%	0.79%	0.79%	4.93%	43%	$15,240
Year Ended 7/31/2018	$9.64	0.15%	0.79%	0.79%(d)	4.73%	46%	$15,072
Year Ended 7/31/2017	$10.09	8.63%	0.83%(f)	0.81%(d),(f)	4.71%	53%	$11,488
Class C
Six Months Ended 1/31/2022 (Unaudited)	$9.28	(2.30%)	1.80%(c)	1.69%(c),(d)	3.12%(c)	22%	$10,835
Year Ended 7/31/2021	$9.95	7.04%	1.90%	1.77%(d)	3.43%	58%	$11,626
Year Ended 7/31/2020	$9.66	1.55%	1.84%	1.79%(d)	3.70%	56%	$26,465
Year Ended 7/31/2019	$9.86	6.82%	1.79%	1.79%	3.95%	43%	$36,860
Year Ended 7/31/2018	$9.60	(0.87%)	1.78%	1.78%(d)	3.69%	46%	$53,674
Year Ended 7/31/2017	$10.05	7.58%	1.83%(f)	1.81%(d),(f)	3.71%	53%	$88,881
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$9.31	(1.80%)	0.80%(c)	0.69%(c),(d)	4.12%(c)	22%	$244,897
Year Ended 7/31/2021	$9.98	8.11%	0.91%	0.77%(d)	4.46%	58%	$277,062
Year Ended 7/31/2020	$9.69	2.58%	0.87%	0.78%(d)	4.76%	56%	$702,635
Year Ended 7/31/2019	$9.89	7.89%	0.79%	0.79%	4.94%	43%	$323,071
Year Ended 7/31/2018	$9.63	0.14%	0.78%	0.78%(d)	4.65%	46%	$340,274
Year Ended 7/31/2017	$10.08	8.65%	0.84%	0.82%(d)	4.77%	53%	$773,284
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$9.32	(1.76%)	0.74%(c)	0.62%(c)	4.20%(c)	22%	$144,093
Year Ended 7/31/2021	$9.99	8.24%	0.74%	0.64%	4.55%	58%	$131,971
Year Ended 7/31/2020	$9.70	2.65%	0.73%	0.71%	4.79%	56%	$108,883
Year Ended 7/31/2019	$9.90	8.08%	0.72%	0.72%	5.01%	43%	$80,781
Year Ended 7/31/2018	$9.63	0.21%	0.72%	0.71%	4.77%	46%	$76,460
Year Ended 7/31/2017	$10.08	8.76%	0.70%	0.70%	4.82%	53%	$99,507
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2022	23

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$9.97	0.21	(0.37)	(0.16)	(0.20)	(0.30)	(0.50)
Year Ended 7/31/2021	$9.69	0.45	0.32	0.77	(0.49)	—	(0.49)
Year Ended 7/31/2020	$9.89	0.47	(0.21)(e)	0.26	(0.46)	—	(0.46)
Year Ended 7/31/2019	$9.62	0.49	0.27	0.76	(0.49)	—	(0.49)
Year Ended 7/31/2018	$10.07	0.47	(0.45)	0.02	(0.47)	—	(0.47)
Year Ended 7/31/2017	$9.71	0.48	0.36	0.84	(0.48)	—	(0.48)
Class R
Six Months Ended 1/31/2022 (Unaudited)	$9.96	0.18	(0.38)	(0.20)	(0.17)	(0.30)	(0.47)
Year Ended 7/31/2021	$9.67	0.38	0.34	0.72	(0.43)	—	(0.43)
Year Ended 7/31/2020	$9.87	0.41	(0.22)(e)	0.19	(0.39)	—	(0.39)
Year Ended 7/31/2019	$9.61	0.43	0.26	0.69	(0.43)	—	(0.43)
Year Ended 7/31/2018	$10.06	0.41	(0.45)	(0.04)	(0.41)	—	(0.41)
Year Ended 7/31/2017	$9.70	0.42	0.35	0.77	(0.41)	—	(0.41)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Class R
07/31/2017	0.01%	0.01%	0.01%	0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Income Opportunities Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$9.31	(1.64%)	0.69%(c)	0.57%(c)	4.24%(c)	22%	$187,659
Year Ended 7/31/2021	$9.97	8.19%	0.68%	0.61%	4.61%	58%	$199,959
Year Ended 7/31/2020	$9.69	2.70%	0.68%	0.66%	4.83%	56%	$399,854
Year Ended 7/31/2019	$9.89	8.13%	0.67%	0.67%	5.06%	43%	$430,191
Year Ended 7/31/2018	$9.62	0.26%	0.67%	0.66%	4.84%	46%	$507,399
Year Ended 7/31/2017	$10.07	8.82%	0.65%	0.65%	4.82%	53%	$348,644
Class R
Six Months Ended 1/31/2022 (Unaudited)	$9.29	(2.05%)	1.30%(c)	1.19%(c),(d)	3.62%(c)	22%	$410
Year Ended 7/31/2021	$9.96	7.59%	1.40%	1.26%(d)	3.93%	58%	$464
Year Ended 7/31/2020	$9.67	2.06%	1.32%	1.29%(d)	4.16%	56%	$486
Year Ended 7/31/2019	$9.87	7.35%	1.29%	1.29%	4.44%	43%	$949
Year Ended 7/31/2018	$9.61	(0.37%)	1.28%	1.28%(d)	4.15%	46%	$827
Year Ended 7/31/2017	$10.06	8.11%	1.33%(f)	1.31%(d),(f)	4.22%	53%	$1,598
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Opportunities Fund | Semiannual Report 2022	25

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Income Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
26	Columbia Income Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Columbia Income Opportunities Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
28	Columbia Income Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.64% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Income Opportunities Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective December 1, 2021 through November 30, 2022, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $380.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $969,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	22,505
Class C	—	1.00(b)	248

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
30	Columbia Income Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	0.96%	1.00%
Advisor Class	0.71	0.75
Class C	1.71	1.75
Institutional Class	0.71	0.75
Institutional 2 Class	0.64	0.61
Institutional 3 Class	0.59	0.56
Class R	1.21	1.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective December 1, 2021 through November 30, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
884,243,000	18,638,000	(22,256,000)	(3,618,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Income Opportunities Fund | Semiannual Report 2022	31

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $193,396,657 and $201,864,194, respectively, for the six months ended January 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2022 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	950,000	0.66	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving
32	Columbia Income Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Columbia Income Opportunities Fund | Semiannual Report 2022	33

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2022, two unaffiliated shareholders of record owned 33.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 35.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
34	Columbia Income Opportunities Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Income Opportunities Fund | Semiannual Report 2022	35

Columbia Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR164_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Disciplined Core Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Disciplined Core Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Core Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since June 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	04/24/03	4.13	25.65	16.03	14.56
	Including sales charges		-1.84	18.44	14.66	13.89
Advisor Class*		03/19/13	4.23	25.94	16.32	14.81
Class C	Excluding sales charges	04/24/03	3.76	24.78	15.16	13.70
	Including sales charges		2.88	23.78	15.16	13.70
Institutional Class		09/27/10	4.27	26.01	16.33	14.83
Institutional 2 Class		12/11/06	4.23	25.89	16.34	14.92
Institutional 3 Class*		06/01/15	4.25	25.96	16.40	14.82
Class R		12/11/06	4.02	25.40	15.76	14.27
S&P 500 Index			3.44	23.29	16.78	15.43
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Disciplined Core Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2022)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2022)
Communication Services	10.2
Consumer Discretionary	11.7
Consumer Staples	6.5
Energy	3.0
Financials	10.6
Health Care	13.7
Industrials	8.1
Information Technology	28.5
Materials	2.5
Real Estate	3.1
Utilities	2.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Disciplined Core Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,041.30	1,020.53	4.91	4.86	0.95
Advisor Class	1,000.00	1,000.00	1,042.30	1,021.79	3.62	3.59	0.70
Class C	1,000.00	1,000.00	1,037.60	1,016.73	8.78	8.69	1.70
Institutional Class	1,000.00	1,000.00	1,042.70	1,021.79	3.62	3.59	0.70
Institutional 2 Class	1,000.00	1,000.00	1,042.30	1,021.79	3.62	3.59	0.70
Institutional 3 Class	1,000.00	1,000.00	1,042.50	1,022.10	3.31	3.28	0.64
Class R	1,000.00	1,000.00	1,040.20	1,019.26	6.20	6.14	1.20
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Disciplined Core Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Communication Services 10.1%
Interactive Media & Services 8.9%
Alphabet, Inc., Class A(a)	102,951	278,592,613
Meta Platforms, Inc., Class A(a)	495,752	155,299,271
Total		433,891,884
Media 1.2%
Interpublic Group of Companies, Inc. (The)	1,638,538	58,233,640
Total Communication Services		492,125,524
Consumer Discretionary 11.5%
Automobiles 0.7%
Tesla Motors, Inc.(a)	36,935	34,597,753
Distributors 0.4%
Genuine Parts Co.	79,006	10,525,969
LKQ Corp.	148,392	8,145,237
Total		18,671,206
Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	384,749	53,814,843
Starbucks Corp.	129,106	12,693,702
Total		66,508,545
Household Durables 2.0%
Lennar Corp., Class A	482,676	46,389,990
PulteGroup, Inc.	974,745	51,359,314
Total		97,749,304
Internet & Direct Marketing Retail 2.2%
Amazon.com, Inc.(a)	35,158	105,174,102
Multiline Retail 0.8%
Target Corp.	187,589	41,350,243
Specialty Retail 2.7%
AutoZone, Inc.(a)	36,449	72,400,471
O’Reilly Automotive, Inc.(a)	84,348	54,973,809
Ross Stores, Inc.	58,610	5,729,128
Total		133,103,408
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.3%
Hanesbrands, Inc.	586,900	9,449,090
Tapestry, Inc.	677,041	25,693,706
Under Armour, Inc., Class A(a)	1,455,559	27,408,176
Total		62,550,972
Total Consumer Discretionary		559,705,533
Consumer Staples 6.4%
Food & Staples Retailing 0.5%
Kroger Co. (The)	569,837	24,839,195
Food Products 1.3%
Tyson Foods, Inc., Class A	681,774	61,966,439
Household Products 1.9%
Procter & Gamble Co. (The)	572,275	91,821,524
Tobacco 2.7%
Altria Group, Inc.	1,789,613	91,055,509
Philip Morris International, Inc.	392,801	40,399,583
Total		131,455,092
Total Consumer Staples		310,082,250
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
EOG Resources, Inc.	744,307	82,975,344
Exxon Mobil Corp.	803,385	61,025,125
Total		144,000,469
Total Energy		144,000,469
Financials 10.5%
Banks 1.9%
Bank of America Corp.	150,448	6,941,671
Citigroup, Inc.	1,316,959	85,760,370
Total		92,702,041
Capital Markets 3.0%
Goldman Sachs Group, Inc. (The)	113,060	40,100,121
Morgan Stanley	508,839	52,176,351
S&P Global, Inc.	16,867	7,003,515
T. Rowe Price Group, Inc.	316,516	48,879,566
Total		148,159,553
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Core Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 2.5%
Capital One Financial Corp.	595,085	87,316,822
Discover Financial Services	283,598	32,826,469
Total		120,143,291
Diversified Financial Services 0.3%
Voya Financial, Inc.	190,294	12,932,380
Insurance 2.8%
Allstate Corp. (The)	456,686	55,108,300
Marsh & McLennan Companies, Inc.	323,924	49,767,683
MetLife, Inc.	455,565	30,550,189
Total		135,426,172
Total Financials		509,363,437
Health Care 13.6%
Biotechnology 2.0%
AbbVie, Inc.	261,877	35,848,342
Amgen, Inc.	16,891	3,836,622
BioMarin Pharmaceutical, Inc.(a)	145,895	12,930,674
Regeneron Pharmaceuticals, Inc.(a)	26,368	16,047,301
Vertex Pharmaceuticals, Inc.(a)	108,111	26,276,379
Total		94,939,318
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	569,233	72,554,438
Health Care Providers & Services 2.3%
Anthem, Inc.	18,365	8,098,782
CVS Health Corp.	229,453	24,439,039
Humana, Inc.	57,582	22,600,935
McKesson Corp.	229,457	58,906,201
Total		114,044,957
Life Sciences Tools & Services 1.7%
IQVIA Holdings, Inc.(a)	329,790	80,765,571
Pharmaceuticals 6.1%
Bristol-Myers Squibb Co.	1,591,640	103,281,520
Johnson & Johnson	399,550	68,838,469
Pfizer, Inc.	2,337,980	123,188,166
Total		295,308,155
Total Health Care		657,612,439
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.0%
Aerospace & Defense 1.2%
General Dynamics Corp.	225,200	47,764,920
Textron, Inc.	150,700	10,256,642
Total		58,021,562
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	338,418	68,431,504
Airlines 0.2%
Delta Air Lines, Inc.(a)	117,007	4,644,008
Southwest Airlines Co.(a)	108,186	4,842,405
Total		9,486,413
Commercial Services & Supplies 0.2%
Republic Services, Inc.	61,700	7,876,622
Electrical Equipment 1.7%
Emerson Electric Co.	903,726	83,097,606
Machinery 1.9%
Otis Worldwide Corp.	336,794	28,772,311
Snap-On, Inc.	292,188	60,848,151
Total		89,620,462
Professional Services 0.7%
Robert Half International, Inc.	157,980	17,892,815
Verisk Analytics, Inc.	81,048	15,895,944
Total		33,788,759
Road & Rail 0.7%
Norfolk Southern Corp.	133,196	36,227,980
Total Industrials		386,550,908
Information Technology 28.2%
Communications Equipment 1.9%
Cisco Systems, Inc.	1,687,273	93,930,488
IT Services 2.8%
Accenture PLC, Class A	264,363	93,473,469
MasterCard, Inc., Class A	80,052	30,930,492
VeriSign, Inc.(a)	59,427	12,906,356
Total		137,310,317

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.3%
Advanced Micro Devices, Inc.(a)	763,416	87,220,278
Broadcom, Inc.	104,058	60,965,501
QUALCOMM, Inc.	554,040	97,378,070
Texas Instruments, Inc.	53,249	9,557,663
Total		255,121,512
Software 11.0%
Adobe, Inc.(a)	161,890	86,497,827
Autodesk, Inc.(a)	238,199	59,499,728
Fortinet, Inc.(a)	255,911	76,066,986
Microsoft Corp.(b)	992,251	308,570,216
Total		530,634,757
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	2,004,549	350,355,074
Total Information Technology		1,367,352,148
Materials 2.5%
Chemicals 1.6%
Dow, Inc.	1,263,034	75,441,021
Containers & Packaging 0.2%
International Paper Co.	192,535	9,289,814
Metals & Mining 0.7%
Nucor Corp.	348,226	35,310,116
Total Materials		120,040,951
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Public Storage	124,665	44,696,143
Simon Property Group, Inc.	100,722	14,826,278
Weyerhaeuser Co.	2,265,493	91,593,882
Total		151,116,303
Total Real Estate		151,116,303
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.1%
Electric Utilities 2.1%
Duke Energy Corp.	215,920	22,684,555
Evergy, Inc.	475,492	30,887,961
NRG Energy, Inc.	1,200,798	47,947,864
Total		101,520,380
Total Utilities		101,520,380
Total Common Stocks (Cost $3,212,170,989)		4,799,470,342

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(c),(d)	45,906,430	45,897,249
Total Money Market Funds (Cost $45,893,575)		45,897,249
Total Investments in Securities (Cost: $3,258,064,564)		4,845,367,591
Other Assets & Liabilities, Net		4,379,138
Net Assets		4,849,746,729

At January 31, 2022, securities and/or cash totaling $5,379,954 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	250	03/2022	USD	56,303,125	—	(1,941,245)
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Core Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	47,031,222	187,945,565	(189,077,851)	(1,687)	45,897,249	(4,350)	27,712	45,906,430
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	492,125,524	—	—	492,125,524
Consumer Discretionary	559,705,533	—	—	559,705,533
Consumer Staples	310,082,250	—	—	310,082,250
Energy	144,000,469	—	—	144,000,469
Financials	509,363,437	—	—	509,363,437
Health Care	657,612,439	—	—	657,612,439
Industrials	386,550,908	—	—	386,550,908
Information Technology	1,367,352,148	—	—	1,367,352,148
Materials	120,040,951	—	—	120,040,951
Real Estate	151,116,303	—	—	151,116,303
Utilities	101,520,380	—	—	101,520,380
Total Common Stocks	4,799,470,342	—	—	4,799,470,342
Money Market Funds	45,897,249	—	—	45,897,249
Total Investments in Securities	4,845,367,591	—	—	4,845,367,591
Investments in Derivatives
Liability
Futures Contracts	(1,941,245)	—	—	(1,941,245)
Total	4,843,426,346	—	—	4,843,426,346
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Core Fund | Semiannual Report 2022

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,212,170,989)	$4,799,470,342
Affiliated issuers (cost $45,893,575)	45,897,249
Receivable for:
Capital shares sold	964,562
Dividends	5,308,873
Foreign tax reclaims	64,108
Variation margin for futures contracts	1,012,500
Prepaid expenses	33,546
Other assets	57,875
Total assets	4,852,809,055
Liabilities
Payable for:
Capital shares purchased	1,989,261
Management services fees	244,672
Distribution and/or service fees	90,727
Transfer agent fees	266,617
Compensation of board members	411,846
Compensation of chief compliance officer	442
Other expenses	58,761
Total liabilities	3,062,326
Net assets applicable to outstanding capital stock	$4,849,746,729
Represented by
Paid in capital	3,198,617,108
Total distributable earnings (loss)	1,651,129,621
Total - representing net assets applicable to outstanding capital stock	$4,849,746,729
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities  (continued)
January 31, 2022 (Unaudited)
Class A
Net assets	$4,334,672,498
Shares outstanding	314,212,639
Net asset value per share	$13.80
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.64
Advisor Class
Net assets	$17,645,436
Shares outstanding	1,261,091
Net asset value per share	$13.99
Class C
Net assets	$37,062,018
Shares outstanding	2,766,533
Net asset value per share	$13.40
Institutional Class
Net assets	$349,749,695
Shares outstanding	25,146,560
Net asset value per share	$13.91
Institutional 2 Class
Net assets	$38,664,159
Shares outstanding	2,794,715
Net asset value per share	$13.83
Institutional 3 Class
Net assets	$69,028,152
Shares outstanding	4,957,375
Net asset value per share	$13.92
Class R
Net assets	$2,924,771
Shares outstanding	212,296
Net asset value per share	$13.78
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Core Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$40,912,776
Dividends — affiliated issuers	27,712
Total income	40,940,488
Expenses:
Management services fees	15,671,001
Distribution and/or service fees
Class A	5,625,640
Class C	200,876
Class R	7,468
Transfer agent fees
Class A	1,427,759
Advisor Class	5,894
Class C	12,745
Institutional Class	114,338
Institutional 2 Class	12,688
Institutional 3 Class	2,007
Class R	948
Compensation of board members	62,668
Custodian fees	14,854
Printing and postage fees	100,857
Registration fees	101,175
Audit fees	14,993
Legal fees	28,886
Interest on collateral	1,043
Compensation of chief compliance officer	442
Other	32,913
Total expenses	23,439,195
Expense reduction	(920)
Total net expenses	23,438,275
Net investment income	17,502,213
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	262,643,631
Investments — affiliated issuers	(4,350)
Futures contracts	8,656,364
Net realized gain	271,295,645
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(82,283,033)
Investments — affiliated issuers	(1,687)
Futures contracts	(4,003,675)
Net change in unrealized appreciation (depreciation)	(86,288,395)
Net realized and unrealized gain	185,007,250
Net increase in net assets resulting from operations	$202,509,463
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$17,502,213	$41,147,335
Net realized gain	271,295,645	674,625,329
Net change in unrealized appreciation (depreciation)	(86,288,395)	673,822,614
Net increase in net assets resulting from operations	202,509,463	1,389,595,278
Distributions to shareholders
Net investment income and net realized gains
Class A	(692,132,525)	(181,143,953)
Advisor Class	(2,863,254)	(740,984)
Class C	(6,031,632)	(1,811,556)
Institutional Class	(56,018,241)	(16,481,944)
Institutional 2 Class	(6,208,973)	(1,761,434)
Institutional 3 Class	(11,003,365)	(20,421,156)
Class R	(440,311)	(132,151)
Total distributions to shareholders	(774,698,301)	(222,493,178)
Increase (decrease) in net assets from capital stock activity	515,103,466	(698,255,841)
Total increase (decrease) in net assets	(57,085,372)	468,846,259
Net assets at beginning of period	4,906,832,101	4,437,985,842
Net assets at end of period	$4,849,746,729	$4,906,832,101
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Core Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,573,354	23,725,548	2,931,394	39,966,625
Distributions reinvested	48,587,824	684,116,562	14,272,642	179,121,652
Redemptions	(15,984,598)	(240,439,724)	(29,194,825)	(392,617,035)
Net increase (decrease)	34,176,580	467,402,386	(11,990,789)	(173,528,758)
Advisor Class
Subscriptions	53,068	806,557	235,113	3,202,474
Distributions reinvested	200,181	2,858,586	58,197	738,521
Redemptions	(152,515)	(2,318,289)	(281,066)	(3,751,506)
Net increase	100,734	1,346,854	12,244	189,489
Class C
Subscriptions	209,961	3,099,096	300,919	4,060,091
Distributions reinvested	433,396	5,933,190	144,020	1,765,688
Redemptions	(472,543)	(6,910,804)	(1,331,497)	(17,515,905)
Net increase (decrease)	170,814	2,121,482	(886,558)	(11,690,126)
Institutional Class
Subscriptions	2,122,778	32,708,984	7,026,395	94,162,290
Distributions reinvested	3,817,819	54,174,850	1,268,249	16,017,991
Redemptions	(3,052,421)	(46,933,885)	(21,998,005)	(289,392,737)
Net increase (decrease)	2,888,176	39,949,949	(13,703,361)	(179,212,456)
Institutional 2 Class
Subscriptions	345,191	5,346,931	643,854	8,775,444
Distributions reinvested	431,796	6,096,959	137,799	1,732,131
Redemptions	(827,096)	(12,890,215)	(528,824)	(7,034,399)
Net increase (decrease)	(50,109)	(1,446,325)	252,829	3,473,176
Institutional 3 Class
Subscriptions	260,277	3,962,337	1,694,480	21,610,331
Distributions reinvested	762,919	10,841,083	1,612,081	20,376,702
Redemptions	(598,668)	(9,421,254)	(29,978,302)	(378,796,858)
Net increase (decrease)	424,528	5,382,166	(26,671,741)	(336,809,825)
Class R
Subscriptions	17,541	264,292	33,034	443,669
Distributions reinvested	30,011	422,248	9,861	123,657
Redemptions	(22,067)	(339,586)	(88,444)	(1,244,667)
Net increase (decrease)	25,485	346,954	(45,549)	(677,341)
Total net increase (decrease)	37,736,208	515,103,466	(53,032,925)	(698,255,841)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$15.64	0.05	0.65	0.70	(0.12)	(2.42)	(2.54)
Year Ended 7/31/2021	$12.09	0.12	4.07	4.19	(0.13)	(0.51)	(0.64)
Year Ended 7/31/2020	$12.26	0.14	0.90	1.04	(0.15)	(1.06)	(1.21)
Year Ended 7/31/2019	$12.76	0.14	0.27	0.41	(0.11)	(0.80)	(0.91)
Year Ended 7/31/2018	$11.43	0.11	1.95	2.06	(0.18)	(0.55)	(0.73)
Year Ended 7/31/2017	$10.00	0.18	1.38	1.56	(0.13)	—	(0.13)
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$15.84	0.07	0.65	0.72	(0.15)	(2.42)	(2.57)
Year Ended 7/31/2021	$12.24	0.16	4.11	4.27	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.40	0.17	0.91	1.08	(0.18)	(1.06)	(1.24)
Year Ended 7/31/2019	$12.89	0.17	0.28	0.45	(0.14)	(0.80)	(0.94)
Year Ended 7/31/2018	$11.54	0.14	1.97	2.11	(0.21)	(0.55)	(0.76)
Year Ended 7/31/2017	$10.09	0.21	1.39	1.60	(0.15)	—	(0.15)
Class C
Six Months Ended 1/31/2022 (Unaudited)	$15.20	(0.01)	0.63	0.62	(0.00)(f)	(2.42)	(2.42)
Year Ended 7/31/2021	$11.77	0.02	3.96	3.98	(0.04)	(0.51)	(0.55)
Year Ended 7/31/2020	$11.97	0.05	0.87	0.92	(0.06)	(1.06)	(1.12)
Year Ended 7/31/2019	$12.47	0.05	0.27	0.32	(0.02)	(0.80)	(0.82)
Year Ended 7/31/2018	$11.20	0.02	1.90	1.92	(0.10)	(0.55)	(0.65)
Year Ended 7/31/2017	$9.80	0.09	1.37	1.46	(0.06)	—	(0.06)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$15.76	0.07	0.65	0.72	(0.15)	(2.42)	(2.57)
Year Ended 7/31/2021	$12.18	0.15	4.10	4.25	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.34	0.17	0.91	1.08	(0.18)	(1.06)	(1.24)
Year Ended 7/31/2019	$12.84	0.17	0.27	0.44	(0.14)	(0.80)	(0.94)
Year Ended 7/31/2018	$11.50	0.14	1.96	2.10	(0.21)	(0.55)	(0.76)
Year Ended 7/31/2017	$10.06	0.23	1.37	1.60	(0.16)	—	(0.16)
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$15.69	0.07	0.65	0.72	(0.16)	(2.42)	(2.58)
Year Ended 7/31/2021	$12.13	0.16	4.07	4.23	(0.16)	(0.51)	(0.67)
Year Ended 7/31/2020	$12.30	0.17	0.91	1.08	(0.19)	(1.06)	(1.25)
Year Ended 7/31/2019	$12.80	0.17	0.28	0.45	(0.15)	(0.80)	(0.95)
Year Ended 7/31/2018	$11.47	0.15	1.95	2.10	(0.22)	(0.55)	(0.77)
Year Ended 7/31/2017	$10.03	0.22	1.38	1.60	(0.16)	—	(0.16)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Core Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$13.80	4.13%	0.95%(c),(d)	0.95%(c),(d),(e)	0.68%(c)	22%	$4,334,672
Year Ended 7/31/2021	$15.64	35.98%	0.97%(d)	0.97%(d),(e)	0.88%	69%	$4,379,045
Year Ended 7/31/2020	$12.09	8.86%	0.98%	0.98%(e)	1.18%	65%	$3,530,283
Year Ended 7/31/2019	$12.26	4.01%	0.98%	0.98%	1.16%	75%	$3,602,298
Year Ended 7/31/2018	$12.76	18.55%	0.98%	0.98%(e)	0.90%	71%	$3,749,864
Year Ended 7/31/2017	$11.43	15.74%	1.03%	1.03%(e)	1.66%	72%	$3,481,990
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$13.99	4.23%	0.70%(c),(d)	0.70%(c),(d),(e)	0.92%(c)	22%	$17,645
Year Ended 7/31/2021	$15.84	36.25%	0.72%(d)	0.72%(d),(e)	1.13%	69%	$18,382
Year Ended 7/31/2020	$12.24	9.11%	0.73%	0.73%(e)	1.44%	65%	$14,050
Year Ended 7/31/2019	$12.40	4.33%	0.74%	0.74%	1.38%	75%	$17,613
Year Ended 7/31/2018	$12.89	18.83%	0.73%	0.73%(e)	1.15%	71%	$9,665
Year Ended 7/31/2017	$11.54	16.05%	0.77%	0.77%(e)	1.98%	72%	$6,566
Class C
Six Months Ended 1/31/2022 (Unaudited)	$13.40	3.76%	1.70%(c),(d)	1.70%(c),(d),(e)	(0.07%)(c)	22%	$37,062
Year Ended 7/31/2021	$15.20	34.98%	1.72%(d)	1.72%(d),(e)	0.13%	69%	$39,464
Year Ended 7/31/2020	$11.77	8.00%	1.73%	1.73%(e)	0.43%	65%	$41,003
Year Ended 7/31/2019	$11.97	3.23%	1.73%	1.73%	0.42%	75%	$50,697
Year Ended 7/31/2018	$12.47	17.56%	1.73%	1.73%(e)	0.17%	71%	$47,968
Year Ended 7/31/2017	$11.20	14.94%	1.77%	1.77%(e)	0.91%	72%	$56,943
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$13.91	4.27%	0.70%(c),(d)	0.70%(c),(d),(e)	0.93%(c)	22%	$349,750
Year Ended 7/31/2021	$15.76	36.26%	0.72%(d)	0.72%(d),(e)	1.14%	69%	$350,842
Year Ended 7/31/2020	$12.18	9.16%	0.73%	0.73%(e)	1.43%	65%	$437,928
Year Ended 7/31/2019	$12.34	4.26%	0.74%	0.74%	1.42%	75%	$493,840
Year Ended 7/31/2018	$12.84	18.80%	0.73%	0.73%(e)	1.15%	71%	$217,861
Year Ended 7/31/2017	$11.50	16.01%	0.77%	0.77%(e)	2.12%	72%	$157,993
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$13.83	4.23%	0.70%(c),(d)	0.70%(c),(d)	0.93%(c)	22%	$38,664
Year Ended 7/31/2021	$15.69	36.28%	0.70%(d)	0.70%(d)	1.15%	69%	$44,645
Year Ended 7/31/2020	$12.13	9.15%	0.70%	0.70%	1.50%	65%	$31,437
Year Ended 7/31/2019	$12.30	4.31%	0.70%	0.70%	1.44%	75%	$53,464
Year Ended 7/31/2018	$12.80	18.82%	0.70%	0.70%	1.22%	71%	$52,336
Year Ended 7/31/2017	$11.47	16.14%	0.71%	0.71%	2.05%	72%	$110,542
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$15.78	0.08	0.64	0.72	(0.16)	(2.42)	(2.58)
Year Ended 7/31/2021	$12.19	0.16	4.11	4.27	(0.17)	(0.51)	(0.68)
Year Ended 7/31/2020	$12.36	0.17	0.91	1.08	(0.19)	(1.06)	(1.25)
Year Ended 7/31/2019	$12.85	0.18	0.28	0.46	(0.15)	(0.80)	(0.95)
Year Ended 7/31/2018	$11.51	0.15	1.96	2.11	(0.22)	(0.55)	(0.77)
Year Ended 7/31/2017	$10.07	0.27	1.34	1.61	(0.17)	—	(0.17)
Class R
Six Months Ended 1/31/2022 (Unaudited)	$15.60	0.03	0.65	0.68	(0.08)	(2.42)	(2.50)
Year Ended 7/31/2021	$12.07	0.08	4.06	4.14	(0.10)	(0.51)	(0.61)
Year Ended 7/31/2020	$12.24	0.11	0.90	1.01	(0.12)	(1.06)	(1.18)
Year Ended 7/31/2019	$12.74	0.11	0.27	0.38	(0.08)	(0.80)	(0.88)
Year Ended 7/31/2018	$11.42	0.08	1.94	2.02	(0.15)	(0.55)	(0.70)
Year Ended 7/31/2017	$9.99	0.15	1.39	1.54	(0.11)	—	(0.11)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Core Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$13.92	4.25%	0.64%(c),(d)	0.64%(c),(d)	0.98%(c)	22%	$69,028
Year Ended 7/31/2021	$15.78	36.41%	0.64%(d)	0.64%(d)	1.20%	69%	$71,539
Year Ended 7/31/2020	$12.19	9.15%	0.65%	0.65%	1.50%	65%	$380,482
Year Ended 7/31/2019	$12.36	4.43%	0.65%	0.65%	1.50%	75%	$280,889
Year Ended 7/31/2018	$12.85	18.89%	0.65%	0.65%	1.23%	71%	$306,602
Year Ended 7/31/2017	$11.51	16.12%	0.66%	0.66%	2.46%	72%	$303,699
Class R
Six Months Ended 1/31/2022 (Unaudited)	$13.78	4.02%	1.20%(c),(d)	1.20%(c),(d),(e)	0.43%(c)	22%	$2,925
Year Ended 7/31/2021	$15.60	35.56%	1.22%(d)	1.22%(d),(e)	0.63%	69%	$2,915
Year Ended 7/31/2020	$12.07	8.62%	1.23%	1.23%(e)	0.94%	65%	$2,804
Year Ended 7/31/2019	$12.24	3.73%	1.23%	1.23%	0.92%	75%	$4,398
Year Ended 7/31/2018	$12.74	18.21%	1.23%	1.23%(e)	0.65%	71%	$4,693
Year Ended 7/31/2017	$11.42	15.49%	1.27%	1.27%(e)	1.43%	72%	$4,929
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Core Fund | Semiannual Report 2022	19

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Disciplined Core Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Disciplined Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Disciplined Core Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Disciplined Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,941,245*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	8,656,364

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,003,675)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	76,994,688

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Disciplined Core Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.62% of the Fund’s average daily net assets.
24	Columbia Disciplined Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.06
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.06
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty).
Columbia Disciplined Core Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The lease and the Guaranty expired on January 31, 2019 and the formal dissolution of SDC is being undertaken. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2022 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $22,506, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $920.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,130,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	354,322
Class C	—	1.00(b)	1,741

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Disciplined Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	1.02%	1.02%
Advisor Class	0.77	0.77
Class C	1.77	1.77
Institutional Class	0.77	0.77
Institutional 2 Class	0.76	0.75
Institutional 3 Class	0.72	0.70
Class R	1.27	1.27
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,258,065,000	1,628,546,000	(43,185,000)	1,585,361,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Disciplined Core Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,088,744,321 and $1,324,901,538, respectively, for the six months ended January 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
28	Columbia Disciplined Core Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
Columbia Disciplined Core Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2022, affiliated shareholders of record owned 81.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Disciplined Core Fund | Semiannual Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR177_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Disciplined Growth Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Disciplined Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Growth Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since June 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/17/07	2.71	20.44	19.13	16.60
	Including sales charges		-3.19	13.51	17.73	15.90
Advisor Class*		06/01/15	2.78	20.72	19.42	16.79
Class C	Excluding sales charges	05/17/07	2.31	19.65	18.24	15.73
	Including sales charges		1.51	18.71	18.24	15.73
Institutional Class		09/27/10	2.85	20.84	19.44	16.89
Institutional 2 Class*		11/08/12	2.82	20.83	19.51	16.98
Institutional 3 Class*		06/01/15	2.85	20.90	19.57	16.89
Class R		05/17/07	2.52	20.13	18.81	16.29
Russell 1000 Growth Index			-0.06	17.52	22.28	18.03
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Disciplined Growth Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2022)
Common Stocks	98.8
Money Market Funds	1.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2022)
Communication Services	11.9
Consumer Discretionary	17.8
Consumer Staples	4.6
Energy	0.1
Financials	2.3
Health Care	8.9
Industrials	5.6
Information Technology	46.1
Materials	1.3
Real Estate	1.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at January 31, 2022)
Information Technology
Application Software	6.1
Data Processing & Outsourced Services	3.7
Electronic Equipment & Instruments	0.2
IT Consulting & Other Services	1.9
Semiconductor Equipment	3.7
Semiconductors	3.9
Systems Software	13.7
Technology Hardware, Storage & Peripherals	12.9
Total	46.1
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Disciplined Growth Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,027.10	1,019.92	5.50	5.48	1.07
Advisor Class	1,000.00	1,000.00	1,027.80	1,021.19	4.21	4.20	0.82
Class C	1,000.00	1,000.00	1,023.10	1,016.12	9.33	9.30	1.82
Institutional Class	1,000.00	1,000.00	1,028.50	1,021.19	4.22	4.20	0.82
Institutional 2 Class	1,000.00	1,000.00	1,028.20	1,021.29	4.11	4.10	0.80
Institutional 3 Class	1,000.00	1,000.00	1,028.50	1,021.59	3.80	3.79	0.74
Class R	1,000.00	1,000.00	1,025.20	1,018.65	6.77	6.75	1.32
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Disciplined Growth Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 11.7%
Interactive Media & Services 10.0%
Alphabet, Inc., Class A(a)	4,818	13,037,845
Meta Platforms, Inc., Class A(a)	41,402	12,969,590
Pinterest, Inc., Class A(a)	16,687	493,268
Total		26,500,703
Media 1.7%
Nexstar Media Group, Inc., Class A	27,094	4,480,806
Total Communication Services		30,981,509
Consumer Discretionary 17.6%
Automobiles 2.6%
Tesla Motors, Inc.(a)	7,282	6,821,195
Diversified Consumer Services 0.3%
H&R Block, Inc.	35,689	815,851
Hotels, Restaurants & Leisure 1.6%
Boyd Gaming Corp.(a)	49,031	2,915,383
Expedia Group, Inc.(a)	1,673	306,644
Travel + Leisure Co.	16,288	925,159
Total		4,147,186
Household Durables 1.4%
PulteGroup, Inc.	7,171	377,840
Toll Brothers, Inc.	54,800	3,231,556
Total		3,609,396
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.(a)	4,196	12,552,208
eBay, Inc.	12,869	773,041
Total		13,325,249
Multiline Retail 0.2%
Target Corp.	2,566	565,623
Specialty Retail 4.1%
AutoZone, Inc.(a)	1,836	3,646,939
Home Depot, Inc. (The)	3,276	1,202,226
O’Reilly Automotive, Inc.(a)	5,219	3,401,483
Ulta Beauty, Inc.(a)	7,182	2,612,381
Total		10,863,029
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 2.4%
Columbia Sportswear Co.	13,917	1,292,472
Hanesbrands, Inc.	203,025	3,268,702
Tapestry, Inc.	47,619	1,807,141
Total		6,368,315
Total Consumer Discretionary		46,515,844
Consumer Staples 4.6%
Beverages 2.5%
Coca-Cola Co. (The)	109,297	6,668,210
Tobacco 2.1%
Altria Group, Inc.	106,746	5,431,237
Total Consumer Staples		12,099,447
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Occidental Petroleum Corp.	7,853	295,823
Total Energy		295,823
Financials 2.3%
Capital Markets 1.3%
Blackstone, Inc.	26,576	3,507,235
Consumer Finance 1.0%
Discover Financial Services	22,539	2,608,889
Total Financials		6,116,124
Health Care 8.8%
Biotechnology 3.1%
AbbVie, Inc.	25,938	3,550,653
ACADIA Pharmaceuticals, Inc.(a)	10,760	241,992
Amgen, Inc.	1,509	342,754
BioMarin Pharmaceutical, Inc.(a)	10,188	902,962
Iovance Biotherapeutics, Inc.(a)	14,026	233,533
Mirati Therapeutics, Inc.(a)	3,281	391,423
Regeneron Pharmaceuticals, Inc.(a)	869	528,865
Sage Therapeutics, Inc.(a)	6,547	258,083
Vertex Pharmaceuticals, Inc.(a)	7,053	1,714,232
Total		8,164,497
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	42,380	5,401,755
Align Technology, Inc.(a)	3,307	1,636,833
Total		7,038,588
Health Care Providers & Services 1.2%
Molina Healthcare, Inc.(a)	10,961	3,183,951
Life Sciences Tools & Services 1.9%
IQVIA Holdings, Inc.(a)	15,986	3,914,971
Mettler-Toledo International, Inc.(a)	742	1,092,729
Total		5,007,700
Total Health Care		23,394,736
Industrials 5.6%
Aerospace & Defense 0.9%
Lockheed Martin Corp.	6,218	2,419,610
Air Freight & Logistics 1.7%
United Parcel Service, Inc., Class B	22,420	4,533,548
Building Products 1.5%
Trane Technologies PLC	22,644	3,919,677
Commercial Services & Supplies 0.3%
Cintas Corp.	2,219	868,805
Machinery 0.6%
Deere & Co.	3,771	1,419,404
Road & Rail 0.6%
Union Pacific Corp.	6,212	1,519,145
Total Industrials		14,680,189
Information Technology 45.6%
Electronic Equipment, Instruments & Components 0.2%
Vontier Corp.	20,300	570,633
IT Services 5.5%
Accenture PLC, Class A	1,231	435,257
Gartner, Inc.(a)	15,126	4,445,380
MasterCard, Inc., Class A	13,183	5,093,648
Visa, Inc., Class A	20,072	4,539,684
Total		14,513,969
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.5%
Advanced Micro Devices, Inc.(a)	51,752	5,912,666
Lam Research Corp.	8,812	5,198,375
NVIDIA Corp.	11,537	2,824,950
QUALCOMM, Inc.	8,781	1,543,348
Teradyne, Inc.	37,504	4,404,095
Total		19,883,434
Software 19.6%
Adobe, Inc.(a)	13,528	7,228,010
Atlassian Corp. PLC, Class A(a)	6,383	2,070,262
Autodesk, Inc.(a)	15,597	3,895,975
Cadence Design Systems, Inc.(a)	2,854	434,208
Fortinet, Inc.(a)	16,784	4,988,876
Intuit, Inc.	3,831	2,127,086
Microsoft Corp.	99,321	30,886,845
Synopsys, Inc.(a)	850	263,925
Total		51,895,187
Technology Hardware, Storage & Peripherals 12.8%
Apple, Inc.(b)	192,576	33,658,433
Total Information Technology		120,521,656
Materials 1.3%
Metals & Mining 0.2%
Steel Dynamics, Inc.	11,390	632,373
Paper & Forest Products 1.1%
Louisiana-Pacific Corp.	41,584	2,762,841
Total Materials		3,395,214
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 1.3%
Simon Property Group, Inc.	24,197	3,561,798
Total Real Estate		3,561,798
Total Common Stocks (Cost $147,606,688)		261,562,340

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(c),(d)	3,189,829	3,189,191
Total Money Market Funds (Cost $3,189,143)		3,189,191
Total Investments in Securities (Cost: $150,795,831)		264,751,531
Other Assets & Liabilities, Net		(148,180)
Net Assets		264,603,351
At January 31, 2022, securities and/or cash totaling $356,551 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	17	03/2022	USD	3,828,613	10,570	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	3,201,710	21,427,328	(21,439,831)	(16)	3,189,191	(369)	1,332	3,189,829
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Growth Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	30,981,509	—	—	30,981,509
Consumer Discretionary	46,515,844	—	—	46,515,844
Consumer Staples	12,099,447	—	—	12,099,447
Energy	295,823	—	—	295,823
Financials	6,116,124	—	—	6,116,124
Health Care	23,394,736	—	—	23,394,736
Industrials	14,680,189	—	—	14,680,189
Information Technology	120,521,656	—	—	120,521,656
Materials	3,395,214	—	—	3,395,214
Real Estate	3,561,798	—	—	3,561,798
Total Common Stocks	261,562,340	—	—	261,562,340
Money Market Funds	3,189,191	—	—	3,189,191
Total Investments in Securities	264,751,531	—	—	264,751,531
Investments in Derivatives
Asset
Futures Contracts	10,570	—	—	10,570
Total	264,762,101	—	—	264,762,101
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2022	9

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $147,606,688)	$261,562,340
Affiliated issuers (cost $3,189,143)	3,189,191
Receivable for:
Investments sold	8,766,255
Capital shares sold	65,623
Dividends	74,610
Foreign tax reclaims	653
Variation margin for futures contracts	68,850
Expense reimbursement due from Investment Manager	2,127
Prepaid expenses	8,018
Total assets	273,737,667
Liabilities
Payable for:
Investments purchased	8,847,417
Capital shares purchased	127,736
Management services fees	15,937
Distribution and/or service fees	4,387
Transfer agent fees	21,156
Compensation of board members	98,563
Compensation of chief compliance officer	22
Other expenses	19,098
Total liabilities	9,134,316
Net assets applicable to outstanding capital stock	$264,603,351
Represented by
Paid in capital	129,377,767
Total distributable earnings (loss)	135,225,584
Total - representing net assets applicable to outstanding capital stock	$264,603,351
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Growth Fund | Semiannual Report 2022

Statement of Assets and Liabilities  (continued)
January 31, 2022 (Unaudited)
Class A
Net assets	$160,963,123
Shares outstanding	16,035,355
Net asset value per share	$10.04
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.65
Advisor Class
Net assets	$7,612,348
Shares outstanding	746,788
Net asset value per share	$10.19
Class C
Net assets	$14,168,983
Shares outstanding	1,569,415
Net asset value per share	$9.03
Institutional Class
Net assets	$57,017,498
Shares outstanding	5,564,039
Net asset value per share	$10.25
Institutional 2 Class
Net assets	$5,102,303
Shares outstanding	470,884
Net asset value per share	$10.84
Institutional 3 Class
Net assets	$19,161,611
Shares outstanding	1,840,994
Net asset value per share	$10.41
Class R
Net assets	$577,485
Shares outstanding	58,075
Net asset value per share	$9.94
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2022	11

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,199,765
Dividends — affiliated issuers	1,332
Total income	1,201,097
Expenses:
Management services fees	1,136,303
Distribution and/or service fees
Class A	214,240
Class C	81,055
Class R	1,590
Transfer agent fees
Class A	73,164
Advisor Class	3,579
Class C	6,922
Institutional Class	25,852
Institutional 2 Class	1,685
Institutional 3 Class	1,118
Class R	271
Compensation of board members	16,306
Custodian fees	3,515
Printing and postage fees	9,857
Registration fees	53,838
Audit fees	16,456
Legal fees	7,049
Interest on collateral	12
Compensation of chief compliance officer	22
Other	6,977
Total expenses	1,659,811
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(133,861)
Expense reduction	(40)
Total net expenses	1,525,910
Net investment loss	(324,813)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	32,679,899
Investments — affiliated issuers	(369)
Futures contracts	552,117
Net realized gain	33,231,647
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(22,176,262)
Investments — affiliated issuers	(16)
Futures contracts	(61,658)
Net change in unrealized appreciation (depreciation)	(22,237,936)
Net realized and unrealized gain	10,993,711
Net increase in net assets resulting from operations	$10,668,898
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Growth Fund | Semiannual Report 2022

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income (loss)	$(324,813)	$64,274
Net realized gain	33,231,647	151,517,449
Net change in unrealized appreciation (depreciation)	(22,237,936)	(48,735,075)
Net increase in net assets resulting from operations	10,668,898	102,846,648
Distributions to shareholders
Net investment income and net realized gains
Class A	(35,792,442)	(16,517,358)
Advisor Class	(1,675,194)	(1,028,094)
Class C	(3,549,059)	(2,060,343)
Institutional Class	(12,561,236)	(7,085,213)
Institutional 2 Class	(1,048,782)	(539,585)
Institutional 3 Class	(4,245,829)	(24,925,382)
Class R	(136,943)	(76,082)
Total distributions to shareholders	(59,009,485)	(52,232,057)
Increase (decrease) in net assets from capital stock activity	1,652,462	(176,517,894)
Total decrease in net assets	(46,688,125)	(125,903,303)
Net assets at beginning of period	311,291,476	437,194,779
Net assets at end of period	$264,603,351	$311,291,476
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	568,221	6,410,111	1,624,480	18,112,082
Distributions reinvested	3,290,428	34,845,634	1,599,948	16,095,471
Redemptions	(1,507,999)	(17,534,587)	(2,611,725)	(28,659,234)
Net increase	2,350,650	23,721,158	612,703	5,548,319
Advisor Class
Subscriptions	10,344	117,051	38,245	428,240
Distributions reinvested	154,551	1,661,427	100,530	1,021,384
Redemptions	(137,222)	(1,700,561)	(204,702)	(2,415,877)
Net increase (decrease)	27,673	77,917	(65,927)	(966,253)
Class C
Subscriptions	50,412	502,332	137,559	1,392,288
Distributions reinvested	365,385	3,485,771	210,627	1,958,831
Redemptions	(309,094)	(3,267,611)	(535,675)	(5,403,513)
Net increase (decrease)	106,703	720,492	(187,489)	(2,052,394)
Institutional Class
Subscriptions	478,269	5,582,629	755,754	8,351,219
Distributions reinvested	1,042,468	11,269,073	556,620	5,683,090
Redemptions	(689,292)	(8,209,691)	(2,881,823)	(32,220,931)
Net increase (decrease)	831,445	8,642,011	(1,569,449)	(18,186,622)
Institutional 2 Class
Subscriptions	41,561	527,160	62,573	726,818
Distributions reinvested	91,757	1,048,782	50,570	539,585
Redemptions	(35,616)	(445,823)	(162,558)	(1,898,715)
Net increase (decrease)	97,702	1,130,119	(49,415)	(632,312)
Institutional 3 Class
Subscriptions	236,438	3,008,783	603,259	6,776,431
Distributions reinvested	384,995	4,227,243	2,412,568	24,921,832
Redemptions	(2,952,673)	(39,981,188)	(18,326,440)	(191,746,196)
Net decrease	(2,331,240)	(32,745,162)	(15,310,613)	(160,047,933)
Class R
Subscriptions	4,914	53,523	3,820	41,350
Distributions reinvested	12,962	136,105	7,566	75,662
Redemptions	(8,413)	(83,701)	(25,711)	(297,711)
Net increase (decrease)	9,463	105,927	(14,325)	(180,699)
Total net increase (decrease)	1,092,396	1,652,462	(16,584,515)	(176,517,894)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Growth Fund | Semiannual Report 2022

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Columbia Disciplined Growth Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$12.30	(0.02)	0.50	0.48	—	(2.74)	(2.74)
Year Ended 7/31/2021	$10.34	(0.01)	3.29	3.28	(0.00)(f)	(1.32)	(1.32)
Year Ended 7/31/2020	$9.24	0.01	1.83	1.84	(0.04)	(0.70)	(0.74)
Year Ended 7/31/2019	$10.11	0.03	0.31	0.34	—	(1.21)	(1.21)
Year Ended 7/31/2018	$9.50	0.01	1.85	1.86	(0.03)	(1.22)	(1.25)
Year Ended 7/31/2017	$8.51	0.04	1.45	1.49	(0.04)	(0.46)	(0.50)
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$12.45	(0.00)(f)	0.49	0.49	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.44	0.02	3.33	3.35	(0.02)	(1.32)	(1.34)
Year Ended 7/31/2020	$9.32	0.04	1.84	1.88	(0.06)	(0.70)	(0.76)
Year Ended 7/31/2019	$10.18	0.06	0.30	0.36	(0.01)	(1.21)	(1.22)
Year Ended 7/31/2018	$9.56	0.03	1.87	1.90	(0.06)	(1.22)	(1.28)
Year Ended 7/31/2017	$8.56	0.05	1.47	1.52	(0.06)	(0.46)	(0.52)
Class C
Six Months Ended 1/31/2022 (Unaudited)	$11.32	(0.06)	0.47	0.41	—	(2.70)	(2.70)
Year Ended 7/31/2021	$9.67	(0.09)	3.06	2.97	—	(1.32)	(1.32)
Year Ended 7/31/2020	$8.71	(0.05)	1.71	1.66	—	(0.70)	(0.70)
Year Ended 7/31/2019	$9.67	(0.03)	0.28	0.25	—	(1.21)	(1.21)
Year Ended 7/31/2018	$9.18	(0.06)	1.77	1.71	—	(1.22)	(1.22)
Year Ended 7/31/2017	$8.26	(0.03)	1.41	1.38	—	(0.46)	(0.46)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$12.50	(0.00)(f)	0.50	0.50	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.48	0.02	3.34	3.36	(0.02)	(1.32)	(1.34)
Year Ended 7/31/2020	$9.36	0.04	1.84	1.88	(0.06)	(0.70)	(0.76)
Year Ended 7/31/2019	$10.21	0.06	0.31	0.37	(0.01)	(1.21)	(1.22)
Year Ended 7/31/2018	$9.59	0.04	1.86	1.90	(0.06)	(1.22)	(1.28)
Year Ended 7/31/2017	$8.58	0.05	1.48	1.53	(0.06)	(0.46)	(0.52)
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$13.08	(0.00)(f)	0.51	0.51	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.91	0.02	3.50	3.52	(0.03)	(1.32)	(1.35)
Year Ended 7/31/2020	$9.71	0.05	1.92	1.97	(0.07)	(0.70)	(0.77)
Year Ended 7/31/2019	$10.55	0.07	0.32	0.39	(0.02)	(1.21)	(1.23)
Year Ended 7/31/2018	$9.87	0.04	1.92	1.96	(0.06)	(1.22)	(1.28)
Year Ended 7/31/2017	$8.82	0.06	1.52	1.58	(0.07)	(0.46)	(0.53)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$10.04	2.71%	1.16%(c),(d)	1.07%(c),(d),(e)	(0.28%)(c)	38%	$160,963
Year Ended 7/31/2021	$12.30	34.51%	1.17%(d)	1.10%(d),(e)	(0.09%)	87%	$168,331
Year Ended 7/31/2020	$10.34	21.22%	1.17%	1.16%	0.16%	78%	$135,119
Year Ended 7/31/2019	$9.24	4.98%	1.17%	1.17%	0.37%	78%	$129,678
Year Ended 7/31/2018	$10.11	20.79%	1.17%	1.17%(e)	0.12%	82%	$130,693
Year Ended 7/31/2017	$9.50	18.37%	1.22%	1.20%(e)	0.43%	81%	$114,369
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$10.19	2.78%	0.91%(c),(d)	0.82%(c),(d),(e)	(0.03%)(c)	38%	$7,612
Year Ended 7/31/2021	$12.45	34.98%	0.92%(d)	0.85%(d),(e)	0.16%	87%	$8,951
Year Ended 7/31/2020	$10.44	21.56%	0.92%	0.91%	0.41%	78%	$8,198
Year Ended 7/31/2019	$9.32	5.17%	0.92%	0.92%	0.62%	78%	$8,471
Year Ended 7/31/2018	$10.18	21.06%	0.92%	0.92%(e)	0.34%	82%	$7,947
Year Ended 7/31/2017	$9.56	18.68%	0.95%	0.94%(e)	0.58%	81%	$4,213
Class C
Six Months Ended 1/31/2022 (Unaudited)	$9.03	2.31%	1.91%(c),(d)	1.82%(c),(d),(e)	(1.03%)(c)	38%	$14,169
Year Ended 7/31/2021	$11.32	33.62%	1.92%(d)	1.85%(d),(e)	(0.84%)	87%	$16,557
Year Ended 7/31/2020	$9.67	20.29%	1.92%	1.91%	(0.59%)	78%	$15,962
Year Ended 7/31/2019	$8.71	4.19%	1.92%	1.92%	(0.38%)	78%	$17,964
Year Ended 7/31/2018	$9.67	19.77%	1.92%	1.92%(e)	(0.62%)	82%	$21,203
Year Ended 7/31/2017	$9.18	17.44%	1.96%	1.95%(e)	(0.35%)	81%	$23,034
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$10.25	2.85%	0.91%(c),(d)	0.82%(c),(d),(e)	(0.03%)(c)	38%	$57,017
Year Ended 7/31/2021	$12.50	34.93%	0.92%(d)	0.85%(d),(e)	0.16%	87%	$59,164
Year Ended 7/31/2020	$10.48	21.46%	0.92%	0.91%	0.42%	78%	$66,065
Year Ended 7/31/2019	$9.36	5.26%	0.92%	0.92%	0.61%	78%	$86,537
Year Ended 7/31/2018	$10.21	20.99%	0.92%	0.92%(e)	0.37%	82%	$123,250
Year Ended 7/31/2017	$9.59	18.76%	0.95%	0.94%(e)	0.56%	81%	$109,911
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$10.84	2.82%	0.89%(c),(d)	0.80%(c),(d)	(0.01%)(c)	38%	$5,102
Year Ended 7/31/2021	$13.08	35.00%	0.89%(d)	0.82%(d)	0.18%	87%	$4,879
Year Ended 7/31/2020	$10.91	21.59%	0.86%	0.85%	0.51%	78%	$4,611
Year Ended 7/31/2019	$9.71	5.27%	0.86%	0.85%	0.70%	78%	$10,235
Year Ended 7/31/2018	$10.55	21.10%	0.87%	0.85%	0.38%	82%	$12,184
Year Ended 7/31/2017	$9.87	18.83%	0.87%	0.85%	0.69%	81%	$4,895
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$12.66	0.00(f)	0.50	0.50	—	(2.75)	(2.75)
Year Ended 7/31/2021	$10.60	0.02	3.39	3.41	(0.03)	(1.32)	(1.35)
Year Ended 7/31/2020	$9.46	0.05	1.86	1.91	(0.07)	(0.70)	(0.77)
Year Ended 7/31/2019	$10.31	0.07	0.31	0.38	(0.02)	(1.21)	(1.23)
Year Ended 7/31/2018	$9.67	0.05	1.88	1.93	(0.07)	(1.22)	(1.29)
Year Ended 7/31/2017	$8.65	0.06	1.50	1.56	(0.08)	(0.46)	(0.54)
Class R
Six Months Ended 1/31/2022 (Unaudited)	$12.21	(0.03)	0.48	0.45	—	(2.72)	(2.72)
Year Ended 7/31/2021	$10.34	(0.04)	3.27	3.23	(0.04)	(1.32)	(1.36)
Year Ended 7/31/2020	$9.24	(0.01)	1.83	1.82	(0.02)	(0.70)	(0.72)
Year Ended 7/31/2019	$10.13	0.01	0.31	0.32	—	(1.21)	(1.21)
Year Ended 7/31/2018	$9.53	(0.01)	1.84	1.83	(0.01)	(1.22)	(1.23)
Year Ended 7/31/2017	$8.53	0.01	1.47	1.48	(0.02)	(0.46)	(0.48)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Growth Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$10.41	2.85%	0.82%(c),(d)	0.74%(c),(d)	0.05%(c)	38%	$19,162
Year Ended 7/31/2021	$12.66	35.05%	0.82%(d)	0.77%(d)	0.20%	87%	$52,816
Year Ended 7/31/2020	$10.60	21.58%	0.81%	0.79%	0.53%	78%	$206,590
Year Ended 7/31/2019	$9.46	5.35%	0.80%	0.80%	0.75%	78%	$213,693
Year Ended 7/31/2018	$10.31	21.17%	0.81%	0.80%	0.49%	82%	$266,180
Year Ended 7/31/2017	$9.67	18.91%	0.81%	0.81%	0.62%	81%	$242,867
Class R
Six Months Ended 1/31/2022 (Unaudited)	$9.94	2.52%	1.41%(c),(d)	1.32%(c),(d),(e)	(0.53%)(c)	38%	$577
Year Ended 7/31/2021	$12.21	34.18%	1.42%(d)	1.35%(d),(e)	(0.34%)	87%	$594
Year Ended 7/31/2020	$10.34	20.93%	1.42%	1.41%	(0.07%)	78%	$651
Year Ended 7/31/2019	$9.24	4.74%	1.42%	1.42%	0.12%	78%	$1,197
Year Ended 7/31/2018	$10.13	20.32%	1.42%	1.42%(e)	(0.13%)	82%	$1,352
Year Ended 7/31/2017	$9.53	18.18%	1.46%	1.44%(e)	0.11%	81%	$1,063
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Growth Fund | Semiannual Report 2022	19

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Disciplined Growth Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
20	Columbia Disciplined Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Disciplined Growth Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Disciplined Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	10,570*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	552,117

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(61,658)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	4,787,432

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Disciplined Growth Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.75% of the Fund’s average daily net assets.
24	Columbia Disciplined Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $40.
Columbia Disciplined Growth Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $42,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	52,742
Class C	—	1.00(b)	339

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	1.07%	1.10%
Advisor Class	0.82	0.85
Class C	1.82	1.85
Institutional Class	0.82	0.85
Institutional 2 Class	0.80	0.81
Institutional 3 Class	0.74	0.75
Class R	1.32	1.35
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is
26	Columbia Disciplined Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
150,796,000	118,876,000	(4,910,000)	113,966,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $110,806,264 and $168,012,236, respectively, for the six months ended January 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2022.
Columbia Disciplined Growth Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Note 9. Significant risks
Information technology sector risk
The Fund is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian
28	Columbia Disciplined Growth Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At January 31, 2022, affiliated shareholders of record owned 57.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Disciplined Growth Fund | Semiannual Report 2022	29

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Columbia Disciplined Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR178_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Disciplined Value Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Disciplined Value Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Disciplined Value Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since 2019
Oleg Nusinzon, CFA
Co-Portfolio Manager
Managed Fund since June 2021
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2022 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	08/01/08	5.67	28.06	10.48	12.01
	Including sales charges		-0.37	20.76	9.18	11.34
Advisor Class*		06/01/15	5.76	28.27	10.74	12.19
Class C	Excluding sales charges	08/01/08	5.17	27.05	9.64	11.17
	Including sales charges		4.38	26.09	9.64	11.17
Institutional Class		09/27/10	5.78	28.41	10.74	12.28
Institutional 2 Class*		06/01/15	5.75	28.42	10.89	12.27
Institutional 3 Class*		06/01/15	5.76	28.39	10.92	12.31
Class R		08/01/08	5.51	27.68	10.20	11.72
Class V	Excluding sales charges	03/07/11	5.60	28.05	10.47	11.98
	Including sales charges		-0.45	20.72	9.17	11.32
Russell 1000 Value Index			3.61	23.37	10.48	12.28
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Disciplined Value Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2022)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2022)
Communication Services	7.2
Consumer Discretionary	5.3
Consumer Staples	8.0
Energy	5.9
Financials	20.6
Health Care	18.1
Industrials	11.5
Information Technology	9.8
Materials	3.3
Real Estate	4.9
Utilities	5.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Disciplined Value Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,056.70	1,020.27	5.21	5.12	1.00
Advisor Class	1,000.00	1,000.00	1,057.60	1,021.54	3.91	3.84	0.75
Class C	1,000.00	1,000.00	1,051.70	1,016.47	9.10	8.94	1.75
Institutional Class	1,000.00	1,000.00	1,057.80	1,021.54	3.91	3.84	0.75
Institutional 2 Class	1,000.00	1,000.00	1,057.50	1,021.74	3.70	3.64	0.71
Institutional 3 Class	1,000.00	1,000.00	1,057.60	1,022.05	3.39	3.33	0.65
Class R	1,000.00	1,000.00	1,055.10	1,018.96	6.56	6.45	1.26
Class V	1,000.00	1,000.00	1,056.00	1,020.27	5.21	5.12	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Disciplined Value Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 7.1%
Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	76,643	4,079,707
Entertainment 0.5%
Activision Blizzard, Inc.	7,410	585,464
Walt Disney Co. (The)(a)	2,800	400,316
Total		985,780
Interactive Media & Services 2.7%
Alphabet, Inc., Class A(a)	1,994	5,395,903
Media 1.9%
Fox Corp., Class B	5,776	214,752
Interpublic Group of Companies, Inc. (The)	92,863	3,300,351
Nexstar Media Group, Inc., Class A	2,345	387,816
Total		3,902,919
Total Communication Services		14,364,309
Consumer Discretionary 5.2%
Diversified Consumer Services 0.8%
H&R Block, Inc.	42,739	977,014
Service Corp. International	9,500	586,340
Total		1,563,354
Hotels, Restaurants & Leisure 0.8%
Royal Caribbean Cruises Ltd.(a)	2,933	228,217
Travel + Leisure Co.	25,570	1,452,376
Total		1,680,593
Household Durables 1.1%
Lennar Corp., Class A	5,900	567,049
PulteGroup, Inc.	31,462	1,657,733
Total		2,224,782
Multiline Retail 0.4%
Kohl’s Corp.	15,381	918,399
Specialty Retail 1.9%
AutoNation, Inc.(a)	22,627	2,466,343
AutoZone, Inc.(a)	711	1,412,295
Total		3,878,638
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc.	8,490	322,195
Total Consumer Discretionary		10,587,961
Consumer Staples 7.9%
Beverages 0.7%
Coca-Cola Co. (The)	23,521	1,435,016
Food & Staples Retailing 0.2%
Walmart, Inc.	3,082	430,894
Food Products 0.5%
Tyson Foods, Inc., Class A	11,577	1,052,234
Household Products 3.3%
Procter & Gamble Co. (The)	41,738	6,696,862
Tobacco 3.2%
Altria Group, Inc.	65,357	3,325,364
Philip Morris International, Inc.	29,357	3,019,368
Total		6,344,732
Total Consumer Staples		15,959,738
Energy 5.9%
Oil, Gas & Consumable Fuels 5.9%
Chevron Corp.(b)	17,183	2,256,644
ConocoPhillips Co.	2,900	256,998
EOG Resources, Inc.	41,344	4,609,029
Exxon Mobil Corp.	45,618	3,465,143
HollyFrontier Corp.	34,830	1,224,623
Total		11,812,437
Total Energy		11,812,437
Financials 20.4%
Banks 6.6%
Citigroup, Inc.	65,419	4,260,086
JPMorgan Chase & Co.	23,117	3,435,186
Wells Fargo & Co.	103,880	5,588,744
Total		13,284,016
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Disciplined Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 5.1%
Cboe Global Markets, Inc.	9,000	1,066,770
Goldman Sachs Group, Inc. (The)	12,412	4,402,288
Morgan Stanley	47,152	4,834,966
Total		10,304,024
Consumer Finance 2.7%
Ally Financial, Inc.	14,378	686,118
Capital One Financial Corp.	26,426	3,877,487
SLM Corp.	49,774	912,855
Total		5,476,460
Diversified Financial Services 1.0%
Berkshire Hathaway, Inc., Class B(a)	6,565	2,054,976
Insurance 5.0%
Allstate Corp. (The)	5,800	699,886
Marsh & McLennan Companies, Inc.	24,278	3,730,072
MetLife, Inc.	61,874	4,149,271
Prudential Financial, Inc.	13,200	1,472,724
Total		10,051,953
Total Financials		41,171,429
Health Care 17.9%
Biotechnology 1.6%
BioMarin Pharmaceutical, Inc.(a)	4,865	431,185
Gilead Sciences, Inc.	8,496	583,505
Iovance Biotherapeutics, Inc.(a)	11,247	187,263
Mirati Therapeutics, Inc.(a)	2,514	299,920
Regeneron Pharmaceuticals, Inc.(a)	1,311	797,861
Vertex Pharmaceuticals, Inc.(a)	3,733	907,306
Total		3,207,040
Health Care Equipment & Supplies 1.2%
Abbott Laboratories	8,883	1,132,227
Becton Dickinson and Co.	5,066	1,287,474
Total		2,419,701
Health Care Providers & Services 5.4%
CVS Health Corp.	32,586	3,470,735
McKesson Corp.	13,213	3,392,041
Molina Healthcare, Inc.(a)	12,353	3,588,300
UnitedHealth Group, Inc.	834	394,123
Total		10,845,199
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.6%
IQVIA Holdings, Inc.(a)	13,596	3,329,660
Pharmaceuticals 8.1%
Bristol-Myers Squibb Co.	78,433	5,089,518
Horizon Therapeutics PLC(a)	2,007	187,313
Johnson & Johnson	29,504	5,083,244
Pfizer, Inc.	114,091	6,011,455
Total		16,371,530
Total Health Care		36,173,130
Industrials 11.3%
Aerospace & Defense 2.9%
General Dynamics Corp.	18,077	3,834,132
Textron, Inc.	31,139	2,119,320
Total		5,953,452
Airlines 0.1%
Southwest Airlines Co.(a)	5,430	243,047
Building Products 1.1%
Johnson Controls International PLC	22,949	1,667,704
Owens Corning	5,066	449,354
Total		2,117,058
Commercial Services & Supplies 0.4%
Republic Services, Inc.	2,122	270,894
Waste Management, Inc.	3,425	515,257
Total		786,151
Electrical Equipment 1.9%
Emerson Electric Co.	41,300	3,797,535
Industrial Conglomerates 1.8%
Roper Technologies, Inc.	8,409	3,676,078
Machinery 0.6%
Snap-On, Inc.	6,131	1,276,781
Road & Rail 2.5%
CSX Corp.	67,170	2,298,557
Norfolk Southern Corp.	2,711	737,365
Union Pacific Corp.	8,183	2,001,153
Total		5,037,075
Total Industrials		22,887,177

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 9.6%
Communications Equipment 2.7%
Cisco Systems, Inc.	98,014	5,456,439
IT Services 2.5%
Accenture PLC, Class A	3,986	1,409,370
Fidelity National Information Services, Inc.	30,441	3,650,485
Total		5,059,855
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	61,305	2,992,910
Texas Instruments, Inc.	7,270	1,304,892
Total		4,297,802
Software 2.3%
Salesforce.com, Inc.(a)	5,100	1,186,413
Synopsys, Inc.(a)	11,153	3,463,007
Total		4,649,420
Total Information Technology		19,463,516
Materials 3.3%
Chemicals 1.3%
Dow, Inc.	43,125	2,575,856
Metals & Mining 0.6%
Nucor Corp.	5,017	508,724
Steel Dynamics, Inc.	14,700	816,144
Total		1,324,868
Paper & Forest Products 1.4%
Louisiana-Pacific Corp.	41,766	2,774,933
Total Materials		6,675,657
Real Estate 4.8%
Equity Real Estate Investment Trusts (REITS) 4.8%
Iron Mountain, Inc.	11,638	534,417
Public Storage	6,885	2,468,479
Simon Property Group, Inc.	20,478	3,014,362
Weyerhaeuser Co.	92,596	3,743,656
Total		9,760,914
Total Real Estate		9,760,914
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 5.4%
Electric Utilities 3.6%
Duke Energy Corp.	34,193	3,592,317
Exelon Corp.	37,342	2,163,969
NRG Energy, Inc.	38,982	1,556,551
Total		7,312,837
Gas Utilities 1.8%
National Fuel Gas Co.	57,303	3,480,011
Total Utilities		10,792,848
Total Common Stocks (Cost $161,254,114)		199,649,116

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.098%(c),(d)	1,995,906	1,995,506
Total Money Market Funds (Cost $1,995,483)		1,995,506
Total Investments in Securities (Cost: $163,249,597)		201,644,622
Other Assets & Liabilities, Net		377,131
Net Assets		202,021,753

At January 31, 2022, securities and/or cash totaling $187,145 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Disciplined Value Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	11	03/2022	USD	2,477,338	—	(91,152)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.098%
	1,196,891	10,318,644	(9,520,021)	(8)	1,995,506	(202)	1,113	1,995,906
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	14,364,309	—	—	14,364,309
Consumer Discretionary	10,587,961	—	—	10,587,961
Consumer Staples	15,959,738	—	—	15,959,738
Energy	11,812,437	—	—	11,812,437
Financials	41,171,429	—	—	41,171,429
Health Care	36,173,130	—	—	36,173,130
Industrials	22,887,177	—	—	22,887,177
Information Technology	19,463,516	—	—	19,463,516
Materials	6,675,657	—	—	6,675,657
Real Estate	9,760,914	—	—	9,760,914
Utilities	10,792,848	—	—	10,792,848
Total Common Stocks	199,649,116	—	—	199,649,116
Money Market Funds	1,995,506	—	—	1,995,506
Total Investments in Securities	201,644,622	—	—	201,644,622
Investments in Derivatives
Liability
Futures Contracts	(91,152)	—	—	(91,152)
Total	201,553,470	—	—	201,553,470
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Disciplined Value Fund | Semiannual Report 2022

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $161,254,114)	$199,649,116
Affiliated issuers (cost $1,995,483)	1,995,506
Cash	1,493
Receivable for:
Investments sold	294,650
Capital shares sold	37,284
Dividends	301,926
Foreign tax reclaims	2,591
Variation margin for futures contracts	44,550
Expense reimbursement due from Investment Manager	2,949
Prepaid expenses	7,680
Total assets	202,337,745
Liabilities
Payable for:
Capital shares purchased	175,486
Management services fees	12,356
Distribution and/or service fees	3,537
Transfer agent fees	15,294
Compensation of board members	88,065
Compensation of chief compliance officer	16
Other expenses	21,238
Total liabilities	315,992
Net assets applicable to outstanding capital stock	$202,021,753
Represented by
Paid in capital	155,069,285
Total distributable earnings (loss)	46,952,468
Total - representing net assets applicable to outstanding capital stock	$202,021,753
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2022	11

Statement of Assets and Liabilities  (continued)
January 31, 2022 (Unaudited)
Class A
Net assets	$55,163,379
Shares outstanding	6,151,932
Net asset value per share	$8.97
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.52
Advisor Class
Net assets	$1,852,216
Shares outstanding	203,728
Net asset value per share	$9.09
Class C
Net assets	$8,306,926
Shares outstanding	962,605
Net asset value per share	$8.63
Institutional Class
Net assets	$37,352,200
Shares outstanding	4,105,697
Net asset value per share	$9.10
Institutional 2 Class
Net assets	$892,177
Shares outstanding	98,388
Net asset value per share	$9.07
Institutional 3 Class
Net assets	$14,750,739
Shares outstanding	1,621,852
Net asset value per share	$9.09
Class R
Net assets	$1,387,143
Shares outstanding	154,123
Net asset value per share	$9.00
Class V
Net assets	$82,316,973
Shares outstanding	9,222,304
Net asset value per share	$8.93
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$9.47
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Disciplined Value Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,446,736
Dividends — affiliated issuers	1,113
Foreign taxes withheld	(1,029)
Total income	2,446,820
Expenses:
Management services fees	793,747
Distribution and/or service fees
Class A	73,504
Class C	42,649
Class R	3,288
Class V	105,719
Transfer agent fees
Class A	32,015
Advisor Class	1,039
Class C	4,657
Institutional Class	21,308
Institutional 2 Class	273
Institutional 3 Class	624
Class R	719
Class V	46,184
Compensation of board members	14,971
Custodian fees	3,872
Printing and postage fees	9,471
Registration fees	56,639
Audit fees	16,955
Legal fees	6,574
Compensation of chief compliance officer	16
Other	7,269
Total expenses	1,241,493
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(225,780)
Fees waived by transfer agent
Institutional 3 Class	(167)
Expense reduction	(1,390)
Total net expenses	1,014,156
Net investment income	1,432,664
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	18,860,093
Investments — affiliated issuers	(202)
Futures contracts	361,121
Net realized gain	19,221,012
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(9,110,472)
Investments — affiliated issuers	(8)
Futures contracts	(146,737)
Net change in unrealized appreciation (depreciation)	(9,257,217)
Net realized and unrealized gain	9,963,795
Net increase in net assets resulting from operations	$11,396,459
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2022	13

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$1,432,664	$6,165,682
Net realized gain	19,221,012	101,977,399
Net change in unrealized appreciation (depreciation)	(9,257,217)	17,754,754
Net increase in net assets resulting from operations	11,396,459	125,897,835
Distributions to shareholders
Net investment income and net realized gains
Class A	(13,178,216)	(935,790)
Advisor Class	(450,857)	(27,597)
Class C	(2,098,648)	(68,073)
Institutional Class	(9,421,332)	(1,108,592)
Institutional 2 Class	(214,442)	(12,838)
Institutional 3 Class	(4,082,447)	(6,725,939)
Class R	(325,322)	(20,460)
Class V	(20,480,269)	(1,098,974)
Total distributions to shareholders	(50,251,533)	(9,998,263)
Increase (decrease) in net assets from capital stock activity	25,183,466	(423,679,936)
Total decrease in net assets	(13,671,608)	(307,780,364)
Net assets at beginning of period	215,693,361	523,473,725
Net assets at end of period	$202,021,753	$215,693,361
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Disciplined Value Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	516,360	5,097,023	1,182,048	11,582,618
Distributions reinvested	1,328,522	11,757,420	65,135	595,337
Redemptions	(1,551,532)	(17,301,258)	(2,400,043)	(23,548,706)
Net increase (decrease)	293,350	(446,815)	(1,152,860)	(11,370,751)
Advisor Class
Subscriptions	5,492	56,082	50,248	511,399
Distributions reinvested	50,181	450,126	2,986	27,556
Redemptions	(18,822)	(201,120)	(73,797)	(705,411)
Net increase (decrease)	36,851	305,088	(20,563)	(166,456)
Class C
Subscriptions	45,226	469,430	76,860	768,997
Distributions reinvested	240,376	2,048,000	7,389	65,686
Redemptions	(95,656)	(930,043)	(216,784)	(2,010,291)
Net increase (decrease)	189,946	1,587,387	(132,535)	(1,175,608)
Institutional Class
Subscriptions	275,989	2,860,364	925,921	8,909,439
Distributions reinvested	985,509	8,840,019	114,918	1,061,837
Redemptions	(511,165)	(5,173,560)	(7,861,197)	(77,923,712)
Net increase (decrease)	750,333	6,526,823	(6,820,358)	(67,952,436)
Institutional 2 Class
Subscriptions	1,810	19,436	12,360	114,905
Distributions reinvested	23,905	213,710	1,389	12,793
Redemptions	(2,773)	(29,672)	(10,265)	(92,219)
Net increase	22,942	203,474	3,484	35,479
Institutional 3 Class
Subscriptions	307,823	3,257,067	1,738,620	16,326,230
Distributions reinvested	326,304	2,926,943	714,523	6,595,050
Redemptions	(485,357)	(5,037,867)	(38,664,360)	(360,236,200)
Net increase (decrease)	148,770	1,146,143	(36,211,217)	(337,314,920)
Class R
Subscriptions	24,386	256,994	35,870	358,795
Distributions reinvested	36,394	323,178	2,221	20,368
Redemptions	(12,822)	(132,954)	(143,014)	(1,379,684)
Net increase (decrease)	47,958	447,218	(104,923)	(1,000,521)
Class V
Subscriptions	65,633	621,304	96,400	892,999
Distributions reinvested	2,068,665	18,224,943	106,284	968,249
Redemptions	(325,232)	(3,432,099)	(699,352)	(6,595,971)
Net increase (decrease)	1,809,066	15,414,148	(496,668)	(4,734,723)
Total net increase (decrease)	3,299,216	25,183,466	(44,935,640)	(423,679,936)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2022	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2022 (Unaudited)	$11.21	0.07	0.53	0.60	(0.26)	(2.58)	(2.84)
Year Ended 7/31/2021	$8.09	0.14	3.12	3.26	(0.14)	—	(0.14)
Year Ended 7/31/2020	$9.63	0.16	(0.70)	(0.54)	(0.17)	(0.83)	(1.00)
Year Ended 7/31/2019	$10.82	0.15	(0.31)	(0.16)	(0.16)	(0.87)	(1.03)
Year Ended 7/31/2018	$10.32	0.14	1.14	1.28	(0.21)	(0.57)	(0.78)
Year Ended 7/31/2017	$9.17	0.19	1.11	1.30	(0.15)	—	(0.15)
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$11.34	0.09	0.52	0.61	(0.28)	(2.58)	(2.86)
Year Ended 7/31/2021	$8.18	0.17	3.15	3.32	(0.16)	—	(0.16)
Year Ended 7/31/2020	$9.73	0.19	(0.72)	(0.53)	(0.19)	(0.83)	(1.02)
Year Ended 7/31/2019	$10.92	0.18	(0.32)	(0.14)	(0.18)	(0.87)	(1.05)
Year Ended 7/31/2018	$10.41	0.16	1.16	1.32	(0.24)	(0.57)	(0.81)
Year Ended 7/31/2017	$9.25	0.23	1.10	1.33	(0.17)	—	(0.17)
Class C
Six Months Ended 1/31/2022 (Unaudited)	$10.86	0.03	0.50	0.53	(0.18)	(2.58)	(2.76)
Year Ended 7/31/2021	$7.84	0.07	3.03	3.10	(0.08)	—	(0.08)
Year Ended 7/31/2020	$9.36	0.09	(0.68)	(0.59)	(0.10)	(0.83)	(0.93)
Year Ended 7/31/2019	$10.54	0.08	(0.32)	(0.24)	(0.07)	(0.87)	(0.94)
Year Ended 7/31/2018	$10.07	0.06	1.11	1.17	(0.13)	(0.57)	(0.70)
Year Ended 7/31/2017	$8.96	0.11	1.08	1.19	(0.08)	—	(0.08)
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$11.35	0.09	0.52	0.61	(0.28)	(2.58)	(2.86)
Year Ended 7/31/2021	$8.19	0.17	3.15	3.32	(0.16)	—	(0.16)
Year Ended 7/31/2020	$9.74	0.18	(0.71)	(0.53)	(0.19)	(0.83)	(1.02)
Year Ended 7/31/2019	$10.93	0.18	(0.32)	(0.14)	(0.18)	(0.87)	(1.05)
Year Ended 7/31/2018	$10.42	0.17	1.15	1.32	(0.24)	(0.57)	(0.81)
Year Ended 7/31/2017	$9.26	0.23	1.10	1.33	(0.17)	—	(0.17)
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$11.33	0.09	0.52	0.61	(0.29)	(2.58)	(2.87)
Year Ended 7/31/2021	$8.17	0.18	3.16	3.34	(0.18)	—	(0.18)
Year Ended 7/31/2020	$9.72	0.20	(0.71)	(0.51)	(0.21)	(0.83)	(1.04)
Year Ended 7/31/2019	$10.91	0.19	(0.31)	(0.12)	(0.20)	(0.87)	(1.07)
Year Ended 7/31/2018	$10.39	0.18	1.15	1.33	(0.24)	(0.57)	(0.81)
Year Ended 7/31/2017	$9.24	0.29	1.04	1.33	(0.18)	—	(0.18)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Disciplined Value Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2022 (Unaudited)	$8.97	5.67%	1.22%(c)	1.00%(c),(d)	1.29%(c)	32%	$55,163
Year Ended 7/31/2021	$11.21	40.74%	1.31%(e)	1.09%(d),(e)	1.46%	79%	$65,698
Year Ended 7/31/2020	$8.09	(6.75%)	1.26%	1.12%(d)	1.83%	80%	$56,748
Year Ended 7/31/2019	$9.63	(0.87%)	1.23%	1.15%	1.57%	90%	$74,650
Year Ended 7/31/2018	$10.82	12.62%	1.22%	1.15%(d)	1.33%	86%	$78,335
Year Ended 7/31/2017	$10.32	14.23%	1.21%	1.16%(d)	1.94%	78%	$72,684
Advisor Class
Six Months Ended 1/31/2022 (Unaudited)	$9.09	5.76%	0.97%(c)	0.75%(c),(d)	1.56%(c)	32%	$1,852
Year Ended 7/31/2021	$11.34	41.09%	1.06%(e)	0.84%(d),(e)	1.71%	79%	$1,893
Year Ended 7/31/2020	$8.18	(6.55%)	1.01%	0.87%(d)	2.12%	80%	$1,534
Year Ended 7/31/2019	$9.73	(0.57%)	0.98%	0.90%	1.81%	90%	$3,026
Year Ended 7/31/2018	$10.92	12.87%	0.98%	0.90%(d)	1.51%	86%	$7,986
Year Ended 7/31/2017	$10.41	14.47%	0.97%	0.91%(d)	2.35%	78%	$5,845
Class C
Six Months Ended 1/31/2022 (Unaudited)	$8.63	5.17%	1.97%(c)	1.75%(c),(d)	0.57%(c)	32%	$8,307
Year Ended 7/31/2021	$10.86	39.78%	2.06%(e)	1.84%(d),(e)	0.71%	79%	$8,389
Year Ended 7/31/2020	$7.84	(7.45%)	2.01%	1.87%(d)	1.09%	80%	$7,100
Year Ended 7/31/2019	$9.36	(1.66%)	1.98%	1.90%	0.83%	90%	$11,835
Year Ended 7/31/2018	$10.54	11.82%	1.97%	1.90%(d)	0.59%	86%	$14,761
Year Ended 7/31/2017	$10.07	13.34%	1.96%	1.91%(d)	1.18%	78%	$13,852
Institutional Class
Six Months Ended 1/31/2022 (Unaudited)	$9.10	5.78%	0.97%(c)	0.75%(c),(d)	1.56%(c)	32%	$37,352
Year Ended 7/31/2021	$11.35	41.04%	1.07%(e)	0.84%(d),(e)	1.75%	79%	$38,094
Year Ended 7/31/2020	$8.19	(6.53%)	1.01%	0.87%(d)	2.07%	80%	$83,333
Year Ended 7/31/2019	$9.74	(0.57%)	0.98%	0.90%	1.80%	90%	$111,873
Year Ended 7/31/2018	$10.93	12.86%	0.97%	0.90%(d)	1.58%	86%	$206,950
Year Ended 7/31/2017	$10.42	14.46%	0.97%	0.91%(d)	2.33%	78%	$175,663
Institutional 2 Class
Six Months Ended 1/31/2022 (Unaudited)	$9.07	5.75%	0.92%(c)	0.71%(c)	1.61%(c)	32%	$892
Year Ended 7/31/2021	$11.33	41.32%	0.90%(e)	0.70%(e)	1.84%	79%	$855
Year Ended 7/31/2020	$8.17	(6.42%)	0.84%	0.73%	2.20%	80%	$588
Year Ended 7/31/2019	$9.72	(0.44%)	0.83%	0.76%	1.96%	90%	$1,213
Year Ended 7/31/2018	$10.91	13.09%	0.83%	0.78%	1.70%	86%	$1,286
Year Ended 7/31/2017	$10.39	14.50%	0.85%	0.82%	2.90%	78%	$977
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2022	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$11.35	0.09	0.53	0.62	(0.30)	(2.58)	(2.88)
Year Ended 7/31/2021	$8.19	0.19	3.15	3.34	(0.18)	—	(0.18)
Year Ended 7/31/2020	$9.74	0.20	(0.71)	(0.51)	(0.21)	(0.83)	(1.04)
Year Ended 7/31/2019	$10.93	0.20	(0.32)	(0.12)	(0.20)	(0.87)	(1.07)
Year Ended 7/31/2018	$10.41	0.19	1.15	1.34	(0.25)	(0.57)	(0.82)
Year Ended 7/31/2017	$9.25	0.32	1.02	1.34	(0.18)	—	(0.18)
Class R
Six Months Ended 1/31/2022 (Unaudited)	$11.23	0.06	0.52	0.58	(0.23)	(2.58)	(2.81)
Year Ended 7/31/2021	$8.11	0.12	3.12	3.24	(0.12)	—	(0.12)
Year Ended 7/31/2020	$9.65	0.14	(0.70)	(0.56)	(0.15)	(0.83)	(0.98)
Year Ended 7/31/2019	$10.83	0.13	(0.31)	(0.18)	(0.13)	(0.87)	(1.00)
Year Ended 7/31/2018	$10.33	0.12	1.13	1.25	(0.18)	(0.57)	(0.75)
Year Ended 7/31/2017	$9.19	0.17	1.10	1.27	(0.13)	—	(0.13)
Class V
Six Months Ended 1/31/2022 (Unaudited)	$11.18	0.07	0.52	0.59	(0.26)	(2.58)	(2.84)
Year Ended 7/31/2021	$8.07	0.14	3.11	3.25	(0.14)	—	(0.14)
Year Ended 7/31/2020	$9.60	0.16	(0.69)	(0.53)	(0.17)	(0.83)	(1.00)
Year Ended 7/31/2019	$10.79	0.15	(0.31)	(0.16)	(0.16)	(0.87)	(1.03)
Year Ended 7/31/2018	$10.29	0.14	1.14	1.28	(0.21)	(0.57)	(0.78)
Year Ended 7/31/2017	$9.15	0.19	1.10	1.29	(0.15)	—	(0.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Disciplined Value Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2022 (Unaudited)	$9.09	5.76%	0.87%(c)	0.65%(c)	1.66%(c)	32%	$14,751
Year Ended 7/31/2021	$11.35	41.28%	0.80%(e)	0.66%(e)	2.12%	79%	$16,725
Year Ended 7/31/2020	$8.19	(6.36%)	0.79%	0.68%	2.28%	80%	$308,660
Year Ended 7/31/2019	$9.74	(0.37%)	0.78%	0.71%	2.01%	90%	$428,447
Year Ended 7/31/2018	$10.93	13.13%	0.77%	0.72%	1.76%	86%	$461,028
Year Ended 7/31/2017	$10.41	14.63%	0.78%	0.77%	3.11%	78%	$447,684
Class R
Six Months Ended 1/31/2022 (Unaudited)	$9.00	5.51%	1.47%(c)	1.26%(c),(d)	1.08%(c)	32%	$1,387
Year Ended 7/31/2021	$11.23	40.32%	1.57%(e)	1.34%(d),(e)	1.23%	79%	$1,193
Year Ended 7/31/2020	$8.11	(6.96%)	1.51%	1.37%(d)	1.58%	80%	$1,711
Year Ended 7/31/2019	$9.65	(1.05%)	1.48%	1.40%	1.33%	90%	$2,750
Year Ended 7/31/2018	$10.83	12.34%	1.47%	1.40%(d)	1.08%	86%	$3,074
Year Ended 7/31/2017	$10.33	13.84%	1.47%	1.41%(d)	1.75%	78%	$2,930
Class V
Six Months Ended 1/31/2022 (Unaudited)	$8.93	5.60%	1.22%(c)	1.00%(c),(d)	1.31%(c)	32%	$82,317
Year Ended 7/31/2021	$11.18	40.72%	1.31%(e)	1.09%(d),(e)	1.45%	79%	$82,848
Year Ended 7/31/2020	$8.07	(6.66%)	1.26%	1.12%(d)	1.83%	80%	$63,800
Year Ended 7/31/2019	$9.60	(0.87%)	1.23%	1.15%	1.57%	90%	$75,537
Year Ended 7/31/2018	$10.79	12.66%	1.22%	1.15%(d)	1.33%	86%	$83,747
Year Ended 7/31/2017	$10.29	14.15%	1.22%	1.16%(d)	1.98%	78%	$81,312
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Disciplined Value Fund | Semiannual Report 2022	19

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Disciplined Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
20	Columbia Disciplined Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Disciplined Value Fund | Semiannual Report 2022	21

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Disciplined Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	91,152*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	361,121

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(146,737)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,077,469

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2022.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Disciplined Value Fund | Semiannual Report 2022	23

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.75% to 0.55% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.75% of the Fund’s average daily net assets.
24	Columbia Disciplined Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective December 1, 2021 through November 30, 2022, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to that share class.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.11
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.11
Class V	0.11
Columbia Disciplined Value Fund | Semiannual Report 2022	25

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $1,390.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $49,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	20,145
Class C	—	1.00(b)	100
Class V	5.75	0.50 - 1.00(a)	—

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Disciplined Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	1.04%	1.08%
Advisor Class	0.79	0.83
Class C	1.79	1.83
Institutional Class	0.79	0.83
Institutional 2 Class	0.74	0.70
Institutional 3 Class	0.68	0.64
Class R	1.29	1.33
Class V	1.04	1.08
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective December 1, 2021 through November 30, 2022, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to that share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
163,250,000	40,993,000	(2,690,000)	38,303,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Disciplined Value Fund | Semiannual Report 2022	27

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $65,665,590 and $90,109,254, respectively, for the six months ended January 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2022.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
28	Columbia Disciplined Value Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 9. Significant risks
Financial sector risk
The Fund is more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Columbia Disciplined Value Fund | Semiannual Report 2022	29

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Shareholder concentration risk
At January 31, 2022, one unaffiliated shareholder of record owned 14.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 16.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Disciplined Value Fund | Semiannual Report 2022

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Columbia Disciplined Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR179_07_M01_(03/22)

SemiAnnual Report
January 31, 2022
Columbia Strategic Municipal Income Fund
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Strategic Municipal Income Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Strategic Municipal Income Fund  |  Semiannual Report 2022

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, with a focus on income exempt from federal income tax and capital appreciation.
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2007
Douglas White, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended January 31, 2022)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/24/76	-3.83	-1.56	3.98	4.01
	Including sales charges		-6.69	-4.53	3.36	3.70
Advisor Class*		03/19/13	-3.71	-1.32	4.28	4.25
Class C	Excluding sales charges	06/26/00	-4.19	-2.35	3.22	3.24
	Including sales charges		-5.14	-3.31	3.22	3.24
Institutional Class		09/27/10	-3.71	-1.32	4.26	4.27
Institutional 2 Class*		12/11/13	-3.71	-1.31	4.27	4.23
Institutional 3 Class*		03/01/17	-3.68	-1.25	4.29	4.16
Bloomberg Municipal Bond Index			-3.10	-1.89	3.46	3.20
Bloomberg High Yield Municipal Bond Index			-2.46	2.61	6.62	6.03
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
The Bloomberg High Yield Municipal Bond Index measures the non-investment-grade and non-rated US dollar-denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington DC, Puerto Rico, Guam and the Virgin Islands).
Effective August 24, 2021, the Bloomberg Barclays Municipal Bond Index and the Bloomberg Barclays High Yield Municipal Bond Index were rebranded as the Bloomberg Municipal Bond Index and the Bloomberg High Yield Municipal Bond Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2022)
AAA rating	8.3
AA rating	27.8
A rating	30.2
BBB rating	18.1
BB rating	4.0
B rating	0.0(a)
D rating	1.1
Not rated	10.5
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2022)
Illinois	10.2
Texas	8.8
New York	7.2
California	6.6
New Jersey	5.4
Washington	5.2
Pennsylvania	5.2
Colorado	3.8
Florida	3.8
Michigan	3.3
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2021 — January 31, 2022
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	961.70	1,021.44	3.83	3.94	0.77
Advisor Class	1,000.00	1,000.00	962.90	1,022.71	2.59	2.67	0.52
Class C	1,000.00	1,000.00	958.10	1,017.64	7.54	7.77	1.52
Institutional Class	1,000.00	1,000.00	962.90	1,022.71	2.59	2.67	0.52
Institutional 2 Class	1,000.00	1,000.00	962.90	1,022.76	2.54	2.61	0.51
Institutional 3 Class	1,000.00	1,000.00	963.20	1,022.96	2.34	2.41	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	5

Portfolio of Investments
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Exchange-Traded Fixed Income Funds 0.5%
	Shares	Value ($)
United States 0.5%
Columbia Multi-Sector Municipal Income ETF(a)	451,118	9,820,884
VanEck Vectors High-Yield Municipal Index ETF	100,000	6,049,000
Total		15,869,884
Total Exchange-Traded Fixed Income Funds (Cost $15,482,884)		15,869,884

Floating Rate Notes 0.8%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 0.8%
New York City Transitional Finance Authority(b),(c)
Revenue Bonds
Future Tax Secured
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	0.120%	8,015,000	8,015,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.120%	16,005,000	16,005,000
Total			24,020,000
Total Floating Rate Notes (Cost $24,020,000)			24,020,000

Municipal Bonds 95.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.0%
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2034	5.000%	4,000,000	4,442,360
Black Belt Energy Gas District
Refunding Revenue Bonds
Series 2021 (Mandatory Put 12/01/31)
06/01/2051	4.000%	10,000,000	11,503,809
Revenue Bonds
Project No. 4
Series 2019A-1 (Mandatory Put 12/01/25)
12/01/2049	4.000%	15,000,000	16,298,310
Project No. 7
Series 2021 (Mandatory Put 12/01/26)
10/01/2052	4.000%	8,005,000	8,800,106
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lower Alabama Gas District (The)
Revenue Bonds
Gas Project
Series 2020 (Mandatory Put 12/01/25)
12/01/2050	4.000%	10,000,000	10,835,631
Southeast Energy Authority A Cooperative District
Revenue Bonds
Project #1
Series 2021A (Mandatory Put 10/01/28)
11/01/2051	4.000%	7,000,000	7,807,577
Total			59,687,793
Arizona 1.2%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2035	5.000%	1,000,000	1,250,894
07/01/2036	5.000%	1,000,000	1,248,744
07/01/2037	5.000%	1,500,000	1,870,545
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
08/01/2030	5.000%	2,000,000	2,507,091
02/01/2031	5.000%	1,500,000	1,896,741
05/01/2031	5.000%	1,500,000	1,902,606
08/01/2031	5.000%	1,500,000	1,914,187
Macombs Facility Project Social Bonds
Series 2021A
07/01/2041	4.000%	775,000	842,881
07/01/2051	4.000%	850,000	911,798
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	1,200,000	1,337,546
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	2,800,000	3,035,706
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Phoenix Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2054	5.000%	1,330,000	1,521,766
07/01/2059	5.000%	1,000,000	1,140,596
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Industrial Development Authority of the County of Pima (The)(e),(f)
Refunding Revenue Bonds
American Leadership Academy
Series 2022
06/15/2051	4.000%	1,700,000	1,715,125
06/15/2057	4.000%	500,000	501,332
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2046	5.000%	6,500,000	7,055,334
Series 2018
02/15/2048	5.000%	870,000	976,146
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017A
01/01/2041	4.000%	4,000,000	4,446,783
Total			36,075,821
California 6.4%
ABAG Finance Authority for Nonprofit Corps.
Prerefunded 07/01/22 Revenue Bonds
Episcopal Senior Communities
Series 2012
07/01/2047	5.000%	4,100,000	4,175,827
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2021 (Mandatory Put 12/01/27)
10/01/2052	4.000%	3,000,000	3,336,569
California Health Facilities Financing Authority
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	4,280,000	4,728,668
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2042	4.000%	3,000,000	3,253,682
02/01/2042	5.000%	1,500,000	1,737,460
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2049	4.000%	2,500,000	2,771,095
California Municipal Finance Authority(e)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2046	5.000%	1,000,000	1,117,868
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Public Finance Authority(e)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2036	5.000%	500,000	570,499
11/15/2051	5.000%	1,000,000	1,113,040
Enso Village Project - TEMPS 85
Series 2021
05/15/2029	3.125%	2,510,000	2,525,358
California School Finance Authority(e)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,109,395
07/01/2046	6.375%	150,000	166,409
California State Public Works Board
Prerefunded 04/01/22 Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	650,000	654,929
California Statewide Communities Development Authority
Refunding Revenue Bonds
Front Porch Communities & Services
Series 2017
04/01/2042	4.000%	1,905,000	2,066,026
California Statewide Communities Development Authority(e)
Revenue Bonds
Loma Linda University Medical Center
Series 2016A
12/01/2046	5.000%	500,000	563,048
City of Los Angeles Department of Airports(d)
Revenue Bonds
Los Angeles International Airport
Subordinated Series 2018
05/15/2044	5.000%	2,000,000	2,348,838
Senior Series 2020C
05/15/2032	5.000%	10,090,000	12,350,139
Compton Unified School District(g)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2037	0.000%	2,125,000	1,349,526
06/01/2038	0.000%	1,830,000	1,119,707
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Subordinated Series 2021
01/15/2033	4.000%	1,153,000	1,299,702
Senior Lien
Series 2021A
01/15/2046	4.000%	4,346,000	4,793,044

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	7

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Glendale Unified School District(g)
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	698,058
09/01/2033	0.000%	1,100,000	728,719
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/22 Revenue Bonds
Series 2018A-2
06/01/2047	5.000%	8,500,000	8,628,045
Golden State Tobacco Securitization Corp.(g)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	10,000,000	1,590,938
Hastings Campus Housing Finance Authority
Revenue Bonds
Senior Green Bonds
Series 2020
07/01/2045	5.000%	3,500,000	3,986,319
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020C
07/01/2029	5.000%	1,000,000	1,238,476
07/01/2033	4.000%	1,000,000	1,163,914
Series 2020RYQ
07/01/2033	5.000%	8,000,000	10,079,999
07/01/2035	5.000%	5,000,000	6,285,596
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	2,000,000	2,296,957
Poway Unified School District(g)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	4,475,000	3,757,122
Riverside County Transportation Commission(g)
Revenue Bonds
Senior Lien
Series 2013B
06/01/2029	0.000%	2,500,000	2,104,531
San Diego County Regional Airport Authority(d)
Revenue Bonds
Subordinated Series 2021B
07/01/2046	4.000%	1,600,000	1,759,447
07/01/2056	5.000%	1,670,000	1,979,576
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Revenue Bonds
Series 2019A
05/01/2035	5.000%	14,310,000	17,187,997
05/01/2036	5.000%	5,000,000	6,000,465
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Center Community College District
Unlimited General Obligation Bonds
Series 2020B
08/01/2032	4.000%	1,200,000	1,423,960
08/01/2033	3.000%	2,840,000	3,125,162
08/01/2034	3.000%	2,895,000	3,172,548
08/01/2035	3.000%	1,600,000	1,745,724
08/01/2036	3.000%	2,275,000	2,472,013
State of California
Unlimited General Obligation Bonds
Series 2020
11/01/2035	4.000%	1,000,000	1,159,688
Various Purpose
Series 2012
04/01/2035	5.250%	4,500,000	4,533,845
Series 2018
10/01/2028	5.000%	5,000,000	6,087,974
Series 2020
03/01/2034	5.000%	14,235,000	17,670,949
03/01/2035	5.000%	1,800,000	2,227,987
Series 2021
10/01/2037	4.000%	4,315,000	5,002,911
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2020
03/01/2037	4.000%	5,000,000	5,718,598
03/01/2040	4.000%	1,500,000	1,701,362
Series 2021
10/01/2037	4.000%	5,630,000	6,527,553
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,008
University of California
General Refunding Revenue Bonds
Series 2018AZ
05/15/2043	5.000%	3,455,000	4,144,005
Total			189,353,275
Colorado 3.7%
Aerotropolis Regional Transportation Authority
Revenue Bonds
Series 2021
12/01/2052	4.375%	4,365,000	4,251,667
City & County of Denver(g)
Revenue Bonds
Series 2018-A-2
08/01/2034	0.000%	6,000,000	3,987,001
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2018-A
12/01/2037	5.000%	5,000,000	5,925,053

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018A
12/01/2048	4.000%	3,500,000	3,750,469
Colorado Bridge Enterprise(d)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	6,690,000	7,225,986
Colorado Educational & Cultural Facilities Authority(e)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2044	5.375%	750,000	787,583
07/01/2049	5.500%	700,000	736,261
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2053	5.000%	10,000,000	11,166,873
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2042	5.000%	3,150,000	3,701,078
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	1,910,000	2,161,003
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	17,000,000	18,563,315
08/01/2049	4.000%	2,595,000	2,825,101
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	3,000,000	3,398,861
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	850,000	932,271
Revenue Bonds
Aberdeen Ridge
Series 2021A
05/15/2049	5.000%	1,500,000	1,536,836
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2037	4.000%	800,000	906,543
01/01/2038	4.000%	1,300,000	1,468,513
01/01/2040	4.000%	1,000,000	1,123,196
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,125,310
09/01/2050	4.000%	1,500,000	1,680,736
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Housing & Finance Authority
Revenue Bonds
Multi-Family Project
Series 2019B-1
10/01/2039	3.000%	470,000	489,464
10/01/2049	3.250%	1,000,000	1,038,148
10/01/2054	3.400%	1,000,000	1,040,569
Series 2019K Class I (GNMA)
05/01/2050	3.875%	3,215,000	3,443,915
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	5.000%	1,150,000	1,427,063
Jefferson Center Metropolitan District No. 1
Refunding Revenue Bonds
Subordinated Series 2020B
12/15/2050	5.750%	3,500,000	3,692,416
State of Colorado
Certificate of Participation
Series 2020A
12/15/2035	4.000%	750,000	865,266
12/15/2039	4.000%	750,000	861,105
Series 2021A
12/15/2030	5.000%	4,500,000	5,717,487
12/15/2039	4.000%	6,000,000	6,949,966
Transport Metropolitan District No. 3
Limited General Obligation Bonds
Series 2021A-1
12/01/2041	5.000%	1,750,000	1,918,734
Windler Public Improvement Authority
Revenue Bonds
Series 2021A-1
12/01/2051	4.125%	5,000,000	4,661,077
Total			109,358,866
Connecticut 1.4%
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Series 2020A-1
11/15/2045	3.500%	3,560,000	3,792,924
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2045	4.000%	2,000,000	2,214,043
Yale University
07/01/2027	5.000%	2,650,000	3,155,754

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	9

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2033	5.000%	2,750,000	3,411,335
05/01/2039	4.000%	1,700,000	1,934,300
Series 2021A
05/01/2030	5.000%	1,650,000	2,063,919
05/01/2035	5.000%	3,000,000	3,783,976
Unlimited General Obligation Bonds
Series 2018C
06/15/2035	5.000%	1,000,000	1,204,706
Series 2018-E
09/15/2035	5.000%	2,000,000	2,424,199
Series 2019A
04/15/2035	5.000%	3,200,000	3,902,387
04/15/2037	4.000%	10,000,000	11,385,549
Series 2020C
06/01/2033	4.000%	300,000	349,237
06/01/2035	4.000%	770,000	888,559
Total			40,510,888
District of Columbia 2.6%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2048	6.000%	300,000	321,575
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	2,910,000	3,256,409
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2039	4.000%	1,275,000	1,400,431
07/01/2049	4.000%	695,000	751,137
Series 2019A
03/01/2033	5.000%	2,500,000	3,098,045
Unlimited General Obligation Bonds
Series 2019-A
10/15/2032	5.000%	9,090,000	11,177,830
10/15/2033	5.000%	15,000,000	18,426,708
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2033	5.000%	1,755,000	2,130,730
10/01/2035	5.000%	4,745,000	5,748,098
Series 2015B
10/01/2032	5.000%	9,575,000	10,662,907
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Washington Airports Authority Aviation(d)
Refunding Revenue Bonds
Series 2021A
10/01/2030	5.000%	7,000,000	8,619,961
10/01/2051	4.000%	3,000,000	3,323,451
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	2,275,000	2,488,952
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2033	5.000%	3,525,000	4,420,135
Total			75,826,369
Florida 3.7%
Capital Trust Agency, Inc.(e)
04/27/2021
07/01/2056	5.000%	2,125,000	2,344,627
Revenue Bonds
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,250,000	3,446,762
Capital Trust Agency, Inc.(e),(h)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,430,000	1,063,300
12/01/2050	0.000%	1,000,000	310,000
Capital Trust Agency, Inc.(e),(g)
Subordinated
07/01/2061	0.000%	93,140,000	8,754,629
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	5,000,000	5,512,244
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018A
11/15/2053	5.000%	3,000,000	3,321,019
City of Pompano Beach
Revenue Bonds
John Knox Village Project
Series 2021A
09/01/2056	4.000%	4,000,000	4,275,552

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Tampa(g)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2035	0.000%	650,000	429,549
09/01/2036	0.000%	700,000	442,152
09/01/2037	0.000%	700,000	422,119
County of Broward Airport System(d)
Revenue Bonds
Series 2019A
10/01/2029	5.000%	1,000,000	1,214,072
10/01/2030	5.000%	1,375,000	1,671,257
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2019A
10/01/2049	5.000%	14,490,000	16,917,849
County of Osceola Transportation(g)
Refunding Revenue Bonds
Series 2020A-2
10/01/2035	0.000%	2,700,000	1,786,434
10/01/2037	0.000%	4,000,000	2,451,192
10/01/2038	0.000%	1,500,000	883,620
10/01/2039	0.000%	3,300,000	1,868,462
Florida Development Finance Corp.(e)
Refunding Revenue Bonds
Mayflower Retirement Community Center
Series 2021
06/01/2027	2.375%	830,000	817,488
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2040	5.000%	1,050,000	1,147,595
Florida Development Finance Corp.(d),(e)
Revenue Bonds
Green Bonds - Brightline Florida Passenger Rail Project
Series 2020
01/01/2049	7.375%	5,000,000	5,429,892
Greater Orlando Aviation Authority(d)
Revenue Bonds
Series 2016A
10/01/2046	5.000%	5,000,000	5,696,023
Hillsborough County Aviation Authority(d)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	3,450,000	4,057,431
Miami-Dade County Educational Facilities Authority
Revenue Bonds
Series 2018A
04/01/2053	5.000%	8,000,000	9,288,809
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2047	4.000%	2,250,000	2,448,635
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015C
10/01/2040	5.000%	1,000,000	1,095,097
Orange County Health Facilities Authority
Revenue Bonds
Presbyterian Retirement Communities
Series 2016
08/01/2036	5.000%	2,000,000	2,180,325
08/01/2041	5.000%	2,000,000	2,180,325
Palm Beach County Health Facilities Authority(f)
Refunding Revenue Bonds
Toby & Leon Cooperman Sinai
Series 2022
06/01/2041	4.000%	1,100,000	1,112,285
Toby & Leon Cooperman Sinai Residences of Boca Raton
Series 2022
06/01/2056	4.250%	1,000,000	1,009,653
Palm Beach County Health Facilities Authority
Revenue Bonds
ACTS Retirement
Series 2020B
11/15/2041	4.000%	500,000	562,142
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2049	5.000%	2,350,000	2,546,998
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	3,335,000	3,884,320
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2039	5.250%	5,030,000	5,419,052
11/15/2049	5.500%	2,300,000	2,486,912
Total			108,477,821
Georgia 2.3%
Brookhaven Development Authority
Revenue Bonds
Children’s Healthcare of Atlanta
Series 2019
07/01/2044	4.000%	7,000,000	7,842,259

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	11

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Burke County Development Authority
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,800,000	1,830,012
Cherokee County Water & Sewer Authority
Unrefunded Revenue Bonds
Series 1995 (NPFGC)
08/01/2025	5.200%	2,665,000	2,899,460
City of Atlanta Department of Aviation(d)
Revenue Bonds
Airport
Series 2019B
07/01/2037	4.000%	8,930,000	9,998,000
Subordinated Series 2019
07/01/2040	4.000%	2,500,000	2,782,911
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2041	4.000%	1,000,000	1,101,905
Floyd County Development Authority
Revenue Bonds
Spires Berry College Project
Series 2018
12/01/2048	6.250%	2,000,000	1,914,705
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2042	5.000%	1,000,000	1,157,645
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	4,280,000	4,943,702
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Series 2020A
12/01/2040	3.050%	1,000,000	1,033,965
Revenue Bonds
Single Family Mortgage Bonds
Series 2017C
06/01/2048	3.750%	4,495,000	4,656,493
Main Street Natural Gas, Inc.(e),(f)
Revenue Bonds
Gas Supply
Series 2022C (Mandatory Put 11/01/27)
08/01/2052	4.000%	12,500,000	13,559,584
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019C (Mandatory Put 09/01/26)
03/01/2050	4.000%	7,500,000	8,192,526
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2038	6.125%	3,515,000	3,472,881
12/01/2048	6.250%	1,960,000	1,917,408
Total			67,303,456
Guam 0.1%
Territory of Guam(i)
Refunding Revenue Bonds
Series 2021F
01/01/2036	4.000%	2,750,000	3,030,860
Hawaii 0.3%
City & County of Honolulu
Unlimited General Obligation Bonds
Honolulu Rail Transit Project
Series 2019
09/01/2030	5.000%	6,000,000	7,297,164
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2037	5.250%	705,000	722,928
Total			8,020,092
Idaho 0.4%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2021
03/01/2046	4.000%	3,000,000	3,387,666
Revenue Bonds
Terraces of Boise Project
Series 2014
10/01/2056	4.550%	1,635,000	1,555,653
Series 2021
10/01/2050	4.500%	4,365,000	4,168,747
Spring Valley Community Infrastructure District No. 1(e)
Special Assessment Bonds
Series 2021
09/01/2051	3.750%	2,000,000	1,881,495
Total			10,993,561
Illinois 9.9%
Chicago Board of Education
Special Tax Bonds
Series 2017
04/01/2042	5.000%	1,600,000	1,785,079

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2046	5.000%	3,000,000	3,333,729
Project
Series 2015C
12/01/2039	5.250%	2,000,000	2,152,792
Series 2018
12/01/2046	5.000%	2,500,000	2,809,926
Series 2021A
12/01/2035	5.000%	2,560,000	2,993,936
12/01/2040	5.000%	1,000,000	1,159,654
Unlimited General Obligation Refunding Bonds
Series 2018A (AGM)
12/01/2034	5.000%	500,000	595,061
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	3,615,000	4,481,067
Chicago Board of Education(f)
Unlimited General Obligation Bonds
Series 2022A
12/01/2047	4.000%	4,000,000	4,212,668
Unlimited General Obligation Refunding Bonds
Series 2022B
12/01/2037	4.000%	8,000,000	8,598,902
Chicago Board of Education(g)
Unlimited General Obligation Refunding Bonds
Series 2019A
12/01/2025	0.000%	2,000,000	1,854,662
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2013B
01/01/2035	5.250%	3,000,000	3,108,019
Series 2014B
01/01/2035	5.000%	5,000,000	5,317,938
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	2,000,000	2,347,512
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2042	5.000%	8,895,000	10,184,393
01/01/2052	5.000%	8,030,000	9,187,944
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Senior Lien
Series 2017G
01/01/2042	5.000%	2,650,000	3,034,136
01/01/2047	5.000%	1,000,000	1,145,001
Series 2017J
01/01/2037	5.000%	2,000,000	2,292,565
TriPs Obligated Group
Series 2018
07/01/2038	5.000%	1,000,000	1,151,394
07/01/2048	5.000%	800,000	916,830
Chicago O’Hare International Airport
Revenue Bonds
Customer Facility Charge Senior Lien
Series 2013
01/01/2043	5.750%	2,285,000	2,376,552
Series 2015D
01/01/2046	5.000%	4,390,000	4,787,788
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,650,000	1,835,498
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2039	5.000%	530,000	580,876
Revenue Bonds
2nd Lien
Series 2012
01/01/2025	5.000%	5,000,000	5,020,644
01/01/2042	5.000%	5,000,000	5,017,337
Series 2014
01/01/2034	5.000%	1,000,000	1,063,783
01/01/2039	5.000%	2,000,000	2,125,613
City of Chicago Waterworks
Revenue Bonds
2nd Lien
Series 2012
11/01/2031	5.000%	2,000,000	2,057,815
Series 2014
11/01/2044	5.000%	650,000	708,332
Series 2016
11/01/2030	5.000%	10,775,000	12,339,847
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015 (AGM)
03/01/2040	4.000%	5,000,000	5,266,266

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	13

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Cook
Prerefunded 11/15/26 Unlimited General Obligation Refunding Bonds
Series 2018
11/15/2035	5.000%	900,000	1,031,590
Illinois Finance Authority
Refunding Revenue Bonds
LEARN Charter School Project Social Bonds
Series 2021
11/01/2051	4.000%	1,000,000	1,086,298
Northshore University Health System
Series 2020A
08/15/2033	5.000%	1,250,000	1,560,167
08/15/2037	4.000%	3,000,000	3,453,428
Rush University Medical Center
Series 2015B
11/15/2039	5.000%	1,810,000	1,990,711
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2035	5.000%	1,500,000	1,670,315
University of Chicago
Series 2021A
10/01/2028	5.000%	2,750,000	3,348,385
10/01/2032	5.000%	3,700,000	4,815,125
Illinois State Toll Highway Authority
Refunding Senior Revenue Bonds
Series 2019B
01/01/2031	5.000%	3,500,000	4,356,741
Revenue Bonds
Series 2021A
01/01/2043	5.000%	11,699,999	14,571,601
01/01/2046	4.000%	4,250,000	4,807,115
Metropolitan Pier & Exposition Authority(g)
Refunding Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (BAM)
12/15/2054	0.000%	5,000,000	1,721,678
Revenue Bonds
Capital Appreciation - McCormick Place Expansion Project
Series 2002A (AGM)
12/15/2040	0.000%	10,000,000	5,777,176
McCormick Place Expansion
Series 2017
12/15/2056	0.000%	11,110,000	3,233,629
Metropolitan Pier & Exposition Authority(f),(g)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2035	0.000%	1,200,000	801,050
12/15/2036	0.000%	2,500,000	1,609,758
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Pier & Exposition Authority(f)
Refunding Revenue Bonds
McCormick Place Expansion
Series 2022
12/15/2047	4.000%	2,000,000	2,140,693
06/15/2052	4.000%	3,000,000	3,199,152
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,547,652
Revenue Bonds
McCormick Place Expansion Project
Series 2017
06/15/2057	5.000%	3,025,000	3,386,155
Sales Tax Securitization Corp
Refunding Revenue Bonds
Senior Lien
Series 2021A
01/01/2033	5.000%	6,500,000	8,365,782
State of Illinois
Refunding Revenue Bonds
Junior Obligation - Build Illinois
Series 2021
06/15/2030	5.000%	5,000,000	6,026,461
06/15/2031	5.000%	4,500,000	5,497,488
Unlimited General Obligation Bonds
Rebuild Illinois Program
Series 2019B
11/01/2038	4.000%	5,000,000	5,416,780
Series 2013
07/01/2026	5.500%	1,955,000	2,077,616
07/01/2033	5.500%	5,000,000	5,285,939
07/01/2038	5.500%	875,000	924,532
Series 2016
01/01/2026	5.000%	2,965,000	3,334,535
11/01/2027	5.000%	2,785,000	3,181,864
Series 2017A
12/01/2035	5.000%	1,345,000	1,536,638
12/01/2036	5.000%	5,000,000	5,707,426
Series 2018A
05/01/2032	5.000%	2,500,000	2,895,511
05/01/2033	5.000%	5,000,000	5,779,406
05/01/2039	5.000%	4,320,000	4,963,393
05/01/2040	5.000%	6,005,000	6,890,296
05/01/2041	5.000%	6,000,000	6,876,948
Series 2018B
05/01/2027	5.000%	4,950,000	5,691,825
Series 2019B
11/01/2034	4.000%	8,795,000	9,569,575

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
05/01/2039	5.500%	2,700,000	3,287,467
05/01/2045	5.750%	1,750,000	2,140,543
Series 2021A
03/01/2032	5.000%	3,245,000	3,922,286
03/01/2041	4.000%	4,650,000	5,051,441
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2031	5.000%	2,500,000	2,923,526
Total			290,299,256
Indiana 0.1%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	3,200,000	3,661,753
Iowa 1.5%
Iowa Finance Authority
Prerefunded 07/01/23 Revenue Bonds
Genesis Health System
Series 2013
07/01/2033	5.000%	5,000,000	5,291,675
Refunding Revenue Bonds
Lifespace Communities, Inc.
Series 2021
05/15/2046	4.000%	9,395,000	9,825,022
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2048	5.125%	1,750,000	1,750,828
Lifespace Communities, Inc.
Series 2018A
05/15/2043	5.000%	5,000,000	5,424,134
Iowa Tobacco Settlement Authority(g)
Refunding Revenue Bonds
Series 2021B-2
06/01/2065	0.000%	30,000,000	4,748,034
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	16,455,000	18,691,272
Total			45,730,965
Kansas 0.4%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	3,725,000	4,160,734
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
University of Kansas Health System
Series 2019
03/01/2036	4.000%	2,750,000	3,168,389
03/01/2037	4.000%	2,500,000	2,873,346
03/01/2038	4.000%	2,500,000	2,864,155
Total			13,066,624
Kentucky 0.3%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2037	5.000%	1,200,000	1,373,296
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2034	5.000%	1,035,000	1,236,210
Kentucky Public Energy Authority
Revenue Bonds
Series 2020A (Mandatory Put 06/01/26)
12/01/2050	4.000%	4,000,000	4,357,066
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018
05/01/2036	5.000%	1,000,000	1,181,907
Total			8,148,479
Louisiana 0.8%
Ascension Parish Industrial Development Board, Inc.
Revenue Bonds
Impala Warehousing LLC
Series 2011
07/01/2036	6.000%	3,950,000	4,097,126
Lake Charles Harbor & Terminal District(c),(d)
Revenue Bonds
Big Lake Fuels LLC Project
Series 2021 (Mandatory Put 12/01/24)
12/01/2051	1.000%	13,000,000	12,833,575
Louisiana Public Facilities Authority
Prerefunded 06/01/25 Revenue Bonds
19th Judicial District Court
Series 2015 (AGM)
06/01/2036	5.000%	1,000,000	1,122,368
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2042	5.000%	2,000,000	2,291,739

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	15

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2057	5.000%	1,500,000	1,683,095
New Orleans Aviation Board(d)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	1,275,000	1,452,536
Parish of St. James(e)
Revenue Bonds
NuStar Logistics LP Project
Series 2020-2
07/01/2040	6.350%	1,250,000	1,596,860
Total			25,077,299
Maryland 1.2%
County of Prince George’s
Limited General Obligation Bonds
Series 2021A
07/01/2032	4.000%	8,775,000	10,534,206
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2039	3.200%	7,475,000	7,811,027
Revenue Bonds
Series 2019C
09/01/2039	3.000%	7,500,000	7,714,435
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	957,399
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2040	5.000%	1,200,000	1,324,941
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	3,665,000	3,986,550
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
03/15/2026	5.000%	2,845,000	3,277,485
Total			35,606,043
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 1.4%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	500,000	593,425
Massachusetts Development Finance Agency
Refunding Revenue Bonds
UMass Memorial Healthcare
Series 2017
07/01/2044	4.000%	7,500,000	8,165,380
Revenue Bonds
Series 2021V
07/01/2055	5.000%	2,000,000	2,938,864
UMass Boston Student Housing Project
Series 2016
10/01/2041	5.000%	2,000,000	2,236,519
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A
07/01/2026	5.000%	1,650,000	1,861,930
Subordinated Series 2017B
07/01/2046	4.250%	3,000,000	3,093,864
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,627,053
Series 2019A
Series 2019
07/01/2031	5.000%	7,065,000	8,543,776
Revenue Bonds
Series 2019C
07/01/2044	5.000%	10,000,000	11,890,575
Total			40,951,386
Michigan 3.2%
City of Detroit
Unlimited General Obligation Bonds
Social Bonds
Series 2021A
04/01/2031	5.000%	425,000	510,205
04/01/2032	5.000%	300,000	359,825
04/01/2033	5.000%	400,000	478,806
04/01/2034	5.000%	400,000	478,484
04/01/2035	5.000%	350,000	417,363
04/01/2036	5.000%	600,000	714,755
04/01/2037	5.000%	700,000	831,784

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	1,700,000	1,733,914
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	505,000	546,288
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	6,615,000	7,467,636
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	430,000	468,045
Series 2015
11/15/2045	5.000%	1,220,000	1,342,216
Trinity Health Corp.
Series 2017
12/01/2042	5.000%	500,000	582,320
Trinity Health Credit Group
Series 2019
12/01/2036	4.000%	3,000,000	3,384,729
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	7,500,000	8,371,280
Henry Ford Health System
Series 2019A
11/15/2048	5.000%	1,320,000	1,574,775
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	1,000,000	1,114,755
07/01/2035	5.000%	5,000,000	5,559,654
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	835,000	1,010,110
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2043	4.000%	2,300,000	2,461,359
Series 2019A-1
10/01/2044	3.250%	1,500,000	1,551,829
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019B
12/01/2044	3.100%	6,000,000	6,118,568
U.S. Department of Housing and Urban Development
Series 2017A
10/01/2042	3.750%	4,060,000	4,295,560
10/01/2047	3.850%	4,315,000	4,572,698
Michigan Strategic Fund(d)
Revenue Bonds
Green Bonds
Series 2021 (Mandatory Put 10/01/26)
10/01/2061	4.000%	2,000,000	2,184,677
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	15,500,000	17,949,200
Muskegon Public Schools
Unlimited General Obligation Bonds
Series 2021-II
05/01/2051	5.000%	7,300,000	9,020,032
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	6,455,000	7,246,872
Wayne County Airport Authority(d)
Revenue Bonds
Series 2017B
12/01/2042	5.000%	700,000	816,010
Total			93,163,749
Minnesota 2.4%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2050	6.125%	3,000,000	2,681,233
City of Forest Lake
Revenue Bonds
Lakes International Language Academy
Series 2019
08/01/2036	5.000%	835,000	930,074
08/01/2043	5.250%	500,000	556,737
City of North Oaks
Refunding Revenue Bonds
Waverly Gardens Project
Series 2016
10/01/2047	5.000%	4,000,000	4,315,755
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2044	4.000%	1,500,000	1,537,869

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	17

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Hennepin
Unlimited General Obligation Bonds
Series 2020C
12/15/2035	5.000%	8,980,000	11,219,795
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	2,000,000	2,330,018
02/15/2048	4.250%	6,500,000	7,199,077
02/15/2053	5.000%	8,000,000	9,224,863
Hastings Independent School District No. 200(g)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2031	0.000%	2,340,000	1,883,659
02/01/2034	0.000%	1,565,000	1,106,074
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2040	5.000%	400,000	454,804
Minneapolis-St. Paul Metropolitan Airports Commission(d)
Refunding Revenue Bonds
Subordinated Series 2016D
01/01/2041	5.000%	750,000	858,253
St. Cloud Housing & Redevelopment Authority(h)
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	0.000%	2,845,000	2,418,250
State of Minnesota
Unlimited General Obligation Bonds
Series 2020A
08/01/2029	5.000%	14,070,000	17,567,353
Series 2021B
09/01/2032	4.000%	4,550,000	5,458,762
Total			69,742,576
Mississippi 0.1%
State of Mississippi
Unlimited General Obligation Bonds
Series 2021A
06/01/2031	5.000%	1,500,000	1,881,575
Missouri 1.9%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2036	5.000%	750,000	851,368
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	2,201,944
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
Mercy Health
Series 2017C
11/15/2036	4.000%	1,500,000	1,656,174
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2044	5.000%	2,275,000	2,394,690
Medical Research Lutheran Services
Series 2016A
02/01/2036	5.000%	1,000,000	1,104,564
Kansas City Industrial Development Authority(d)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2044	5.000%	12,500,000	14,524,972
Series 2020A
03/01/2036	4.000%	1,675,000	1,877,929
03/01/2045	4.000%	16,000,000	17,431,806
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2042	5.250%	1,260,000	1,351,668
05/15/2050	5.250%	500,000	532,424
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
05/01/2050	2.850%	1,055,000	1,055,987
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	5,000,000	5,322,364
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2035	5.000%	1,500,000	1,614,495
Revenue Bonds
Friendship Village Sunset Hills
Series 2012
09/01/2032	5.000%	1,120,000	1,139,214
09/01/2042	5.000%	2,000,000	2,030,111
Total			55,089,710

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	520,000	552,246
Montana Board of Housing
Revenue Bonds
Series 2017B-2
12/01/2042	3.500%	405,000	420,574
12/01/2047	3.600%	515,000	534,062
Total			1,506,882
Nebraska 1.1%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2044	5.000%	4,350,000	4,667,208
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2036	4.125%	2,000,000	2,148,849
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2037	4.000%	1,000,000	1,095,099
01/01/2038	4.000%	1,300,000	1,423,629
01/01/2039	4.000%	1,810,000	1,982,851
01/01/2044	4.000%	15,000,000	16,438,453
Nebraska Investment Finance Authority
Revenue Bonds
Series 2019D
09/01/2039	2.850%	3,090,000	3,148,502
09/01/2042	3.050%	375,000	379,698
Total			31,284,289
Nevada 0.2%
Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,600,000	2,665,695
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	845,000	974,349
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2037	4.000%	850,000	976,161
06/15/2040	4.000%	1,225,000	1,399,837
State of Nevada Department of Business & Industry(e)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	570,000	620,690
Series 2018A
12/15/2038	5.000%	415,000	449,993
Total			7,086,725
New Hampshire 0.2%
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	3,000,000	3,065,942
New Hampshire Business Finance Authority(e)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2046	5.625%	2,000,000	2,102,461
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	850,000	961,052
Total			6,129,455
New Jersey 5.3%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	340,000	393,310
03/01/2042	4.000%	1,250,000	1,364,107
Unlimited General Obligation Refunding Bonds
Build America Mutual Assurance Co. Tax Appeal
Series 2017A
03/01/2042	5.000%	1,000,000	1,150,690
Garden State Preservation Trust(g)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	10,000,000	9,930,731
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	20,000	22,675

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	19

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Series 2015XX
06/15/2024	5.000%	2,000,000	2,173,064
Subordinated Series 2017A
07/01/2030	3.375%	2,000,000	2,069,166
Revenue Bonds
School Facilities Construction
Series 2019
06/15/2044	5.000%	1,800,000	2,109,503
Self-Designated Social Bonds
Series 2021
06/15/2046	4.000%	1,500,000	1,639,195
Series 2017DDD
06/15/2042	5.000%	1,000,000	1,137,788
Transportation Project
Series 2020
11/01/2044	5.000%	3,000,000	3,508,565
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	355,000	396,731
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
New Jersey Natural Gas Co. Project
Series 2019
08/01/2041	3.000%	6,000,000	6,062,240
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2038	5.000%	1,980,000	2,384,162
07/01/2039	5.000%	2,080,000	2,499,278
07/01/2045	5.000%	700,000	830,469
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Series 2018A
12/01/2034	4.000%	300,000	311,746
12/01/2035	4.000%	300,000	311,746
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2037	4.250%	1,525,000	1,623,617
Single Family Housing
Series 2018
10/01/2032	3.800%	2,095,000	2,202,434
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Single Family Housing
Series 2019C
10/01/2039	3.850%	2,885,000	3,062,747
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	4,000,000	4,567,856
Transportation System
Series 2018A
12/15/2035	5.000%	5,000,000	5,865,212
Series 2019
12/15/2033	5.000%	2,850,000	3,410,368
12/15/2039	5.000%	1,460,000	1,728,106
Revenue Bonds
Series 2020AA
06/15/2045	4.000%	4,000,000	4,382,539
06/15/2045	5.000%	8,500,000	10,084,085
Transportation Program
Series 2013AA
06/15/2044	5.000%	8,090,000	8,473,366
Series 2015AA
06/15/2041	5.250%	6,000,000	6,695,597
Series 2019
06/15/2046	5.000%	3,500,000	4,050,919
New Jersey Transportation Trust Fund Authority(g)
Revenue Bonds
Capital Appreciation Transportation System
Series 2010A
12/15/2030	0.000%	6,000,000	4,804,692
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017B
01/01/2040	5.000%	1,000,000	1,180,037
Series 2017E
01/01/2032	5.000%	2,500,000	2,982,155
Series 2017G
01/01/2034	4.000%	15,160,000	17,125,517
South Jersey Port Corp.(d)
Revenue Bonds
Marine Terminal
Subordinated Series 2017B
01/01/2048	5.000%	2,900,000	3,256,625
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2030	4.000%	6,900,000	7,926,286
06/01/2031	4.000%	18,480,000	21,440,080

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Subordinated Series 2018B
06/01/2046	5.000%	2,000,000	2,226,550
Total			155,383,954
New Mexico 0.2%
New Mexico Hospital Equipment Loan Council
Revenue Bonds
La Vida Expansion Project
Series 2019
07/01/2039	5.000%	1,225,000	1,331,058
New Mexico Mortgage Finance Authority
Revenue Bonds
Series 2020 (GNMA)
07/01/2040	2.700%	2,125,000	2,149,406
Single Family Mortgage Program
Series 2019D Class I (GNMA)
07/01/2044	3.250%	2,590,000	2,652,923
Total			6,133,387
New York 6.1%
City of New York
Limited General Obligation Bonds
Series 2021L-5
04/01/2033	5.000%	3,800,000	4,800,031
Unlimited General Obligation Bonds
Multi Modal
Series 2020D-1
03/01/2043	5.000%	3,000,000	3,609,575
Series 2020C
08/01/2033	5.000%	1,500,000	1,869,341
08/01/2042	5.000%	2,500,000	3,044,974
Subordinated Series 2018D-1
12/01/2038	5.000%	10,000,000	12,151,254
Subordinated Series 2018F-1
04/01/2037	5.000%	5,390,000	6,444,019
Unlimited General Obligation Refunding Bonds
Series 2020A-1
08/01/2032	5.000%	2,000,000	2,500,719
08/01/2034	4.000%	1,000,000	1,140,534
Glen Cove Local Economic Assistance Corp.(j)
Revenue Bonds
Garvies Point
Series 2016 CABS
01/01/2055	0.000%	2,500,000	2,550,571
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,205,260
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Green Bonds
Series 2021
02/15/2040	4.000%	3,250,000	3,742,940
Long Island Power Authority
Revenue Bonds
General
Series 2017
09/01/2042	5.000%	2,000,000	2,342,948
Metropolitan Transportation Authority(g)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,605,000	2,037,690
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2020A-S2
02/01/2022	4.000%	5,000,000	5,000,465
Green Bonds
Series 2020C-1
11/15/2050	5.000%	10,935,000	12,702,602
New York City Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2018
11/01/2048	3.900%	2,000,000	2,106,360
Series 2019
11/01/2049	3.250%	7,310,000	7,438,160
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2021
11/01/2036	4.000%	1,000,000	1,152,013
11/01/2037	4.000%	1,500,000	1,724,766
Revenue Bonds
Future Tax Bonds
Subordinated Series 2020C
05/01/2038	4.000%	700,000	800,598
05/01/2039	4.000%	1,000,000	1,141,995
Future Tax Secured
Subordinated Series 2017F-1
05/01/2036	5.000%	5,170,000	6,043,285
Subordinated Series 2020D
11/01/2042	4.000%	5,000,000	5,679,989
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	3,610,000	3,665,209

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	21

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	2,212,695
New York State Environmental Facilities Corp.(d),(e)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	1,000,000	1,039,539
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2047	3.750%	3,585,000	3,742,550
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2025	5.000%	1,100,000	1,225,410
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2040	5.000%	12,290,000	14,366,322
10/01/2045	4.375%	2,500,000	2,778,034
New York State Thruway Service Areas Project
Series 2021
04/30/2053	4.000%	1,500,000	1,647,044
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2031	5.000%	1,100,000	1,327,422
12/01/2032	5.000%	1,400,000	1,692,960
Port Authority of New York & New Jersey(d)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,000,000	2,287,482
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,500,000	1,746,431
Series 2018-207
09/15/2032	5.000%	12,235,000	14,432,377
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2045	4.000%	7,775,000	8,517,747
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2017-203
10/01/2041	3.500%	3,730,000	3,864,799
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-208
10/01/2034	3.600%	3,055,000	3,118,546
Triborough Bridge & Tunnel Authority
Revenue Bonds
MTA Bridges and Tunnels
Series 2020A
11/15/2049	5.000%	3,000,000	3,649,932
Ulster County Capital Resource Corp.(e)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	5,095,000	4,969,397
09/15/2047	5.250%	1,475,000	1,405,110
09/15/2053	5.250%	3,045,000	2,861,989
Westchester County Local Development Corp.(e)
Refunding Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2029	3.600%	5,000,000	4,980,552
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	1,046,587
Total			180,808,223
North Carolina 1.6%
Charlotte-Mecklenburg Hospital Authority (The)
Revenue Bonds
Atrium Health
Series 2021 (Mandatory Put 12/01/31)
01/15/2049	5.000%	3,000,000	3,799,879
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2033	5.000%	2,250,000	2,847,103
07/01/2034	5.000%	1,900,000	2,400,248
North Carolina Housing Finance Agency
Revenue Bonds
Series 2019-42
01/01/2043	2.850%	2,680,000	2,710,274
North Carolina Medical Care Commission
Prerefunded 10/01/23 Revenue Bonds
United Methodist Retirement
Series 2017
10/01/2042	5.000%	1,100,000	1,205,428
Refunding Revenue Bonds
Series 2021C
03/01/2036	4.000%	2,320,000	2,452,081
Southminster, Inc.
Series 2016
10/01/2037	5.000%	1,800,000	1,915,586

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
REX Health Care
Series 2020A
07/01/2049	4.000%	5,000,000	5,514,144
Twin Lakes Community
Series 2019A
01/01/2044	5.000%	2,000,000	2,214,219
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2043	5.000%	5,650,000	6,699,817
01/01/2049	5.000%	2,000,000	2,351,256
North Carolina Turnpike Authority(g)
Revenue Bonds
Series 2017C
07/01/2032	0.000%	2,000,000	1,341,929
Series 2019
01/01/2040	0.000%	3,950,000	2,366,956
01/01/2041	0.000%	5,500,000	3,176,007
Triangle Expressway System
Series 2019
01/01/2043	0.000%	4,500,000	2,409,714
State of North Carolina
Revenue Bonds
Build NC Programs
Series 2020B
05/01/2033	5.000%	2,250,000	2,814,529
Total			46,219,170
North Dakota 0.2%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Finance Program
Series 2018
01/01/2042	3.850%	910,000	935,541
Housing Finance Program
Series 2017 (FHA)
07/01/2040	3.550%	630,000	651,628
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	1,615,000	1,681,289
Series 2019C
07/01/2039	3.200%	1,990,000	2,059,399
Total			5,327,857
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 2.2%
American Municipal Power, Inc.
Refunding Revenue Bonds
Fremont Energy Center Project
Series 2021
02/15/2037	4.000%	2,750,000	3,163,343
Buckeye Tobacco Settlement Financing Authority
Refunding Senior Revenue Bonds
Series 2020B-2
06/01/2055	5.000%	24,030,000	26,413,519
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2039	5.000%	1,650,000	1,809,457
Lake County Port & Economic Development Authority(e),(h)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2052	0.000%	7,500,000	2,550,000
Miami University
Refunding Revenue Bonds
Series 2017
09/01/2034	5.000%	675,000	778,826
Northeast Ohio Regional Sewer District
Refunding Revenue Bonds
Series 2019
11/15/2037	4.000%	2,000,000	2,332,519
Ohio Air Quality Development Authority(c),(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
12/01/2027	2.100%	2,500,000	2,541,348
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	7,000,000	7,118,822
Revenue Bonds
Ohio Valley Electric Crop.
Series 2019 (Mandatory Put 10/01/29)
06/01/2041	2.600%	1,500,000	1,556,147
Ohio Housing Finance Agency
Revenue Bonds
Series 2019B
09/01/2044	3.250%	2,530,000	2,619,536
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Loan Fund
Series 2020A
12/01/2050	5.000%	4,000,000	4,914,707

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	23

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020A
12/01/2037	5.000%	6,690,000	8,380,252
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	1,500,000	1,676,932
Total			65,855,408
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	1,250,000	1,394,700
11/15/2045	5.250%	1,885,000	2,084,381
Total			3,479,081
Oregon 0.5%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2055	5.375%	1,500,000	1,624,587
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	525,000	554,933
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2045	5.000%	4,660,000	5,579,460
Port of Portland Airport(d)
Revenue Bonds
Series 2017-24B
07/01/2042	5.000%	1,000,000	1,145,463
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	2,855,000	2,929,253
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview
Series 2021A
11/15/2046	5.000%	1,540,000	1,747,093
11/15/2051	5.000%	1,100,000	1,244,296
Total			14,825,085
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 5.1%
Allegheny County Hospital Development Authority
Refunding Revenue Bonds
University of Pittsburgh Medical Center
Series 2019
07/15/2038	4.000%	1,750,000	1,968,530
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Private Activity
Series 2021
07/01/2051	5.000%	3,000,000	3,572,000
Series 2021 (AGM)
07/01/2046	4.000%	1,750,000	1,933,553
Series 2017B
07/01/2042	5.000%	2,250,000	2,591,413
Commonwealth Financing Authority
Revenue Bonds
Series 2015A
06/01/2035	5.000%	1,950,000	2,170,355
Tobacco Master Settlement Payment
Series 2018
06/01/2035	5.000%	2,000,000	2,358,279
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2037	5.000%	1,600,000	1,878,775
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2038	5.000%	665,000	736,256
01/01/2038	5.000%	160,000	177,144
Refunding Revenue Bonds
Diakon Lutheran
Series 2015
01/01/2038	5.000%	805,000	871,112
East Hempfield Township Industrial Development Authority
Prerefunded 07/01/24 Revenue Bonds
Student Service, Inc. Student Housing Project
Series 2014
07/01/2046	5.000%	1,000,000	1,091,732
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2043	5.000%	1,200,000	1,300,452
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2047	4.000%	5,000,000	5,392,610

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Lancaster County Hospital Authority
Refunding Revenue Bonds
Masonic Villages of the Grand Lodge of Pennsylvania
Series 2015
11/01/2035	5.000%	700,000	763,133
Luzerne County Industrial Development Authority(d)
Refunding Revenue Bonds
Pennsylvania-American Water Co. Project
Series 2019 (Mandatory Put 12/03/29)
12/01/2039	2.450%	3,500,000	3,690,258
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	1,850,000	2,061,754
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,270,000	1,412,305
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2043	4.000%	1,000,000	1,120,776
11/15/2045	5.000%	3,500,000	4,109,484
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2043	5.000%	675,000	797,714
08/15/2048	5.000%	1,500,000	1,761,410
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	10,000,000	10,989,605
Pennsylvania Economic Development Financing Authority(e),(h)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	2,250,000
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	4,125,000	4,718,892
06/30/2042	5.000%	11,000,000	12,538,142
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-120
10/01/2046	3.500%	855,000	883,972
Series 2017-124B
10/01/2042	3.650%	7,180,000	7,332,571
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2019-130A
10/01/2034	2.500%	4,000,000	3,989,934
10/01/2039	2.700%	3,000,000	3,017,129
Series 2019-131A
04/01/2049	3.500%	2,785,000	2,909,665
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Mass Transit Projects
Subordinated Series 2016A-1
12/01/2041	5.000%	4,800,000	5,383,148
Revenue Bonds
Series 2014C
12/01/2044	5.000%	2,500,000	2,744,894
Series 2015B
12/01/2040	5.000%	2,500,000	2,811,641
Subordinated Series 2017B-1
06/01/2042	5.000%	3,000,000	3,451,863
Subordinated Series 2018B
12/01/2048	5.000%	5,000,000	5,928,707
Subordinated Series 2019A
12/01/2044	5.000%	10,000,000	12,091,690
Philadelphia Authority for Industrial Development
Refunding Revenue Bonds
Thomas Jefferson University
Series 2017
09/01/2042	5.000%	2,500,000	2,875,416
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	750,000	834,922
Pocono Mountains Industrial Park Authority
Revenue Bonds
St. Luke’s Hospital-Monroe Project
Series 2015
08/15/2040	5.000%	1,450,000	1,590,184
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2038	5.000%	1,135,000	1,352,769
Series 2018B
09/01/2043	5.000%	515,000	610,264
Series 2021A
09/01/2040	4.000%	6,250,000	7,084,684
State Public School Building Authority
Prerefunded 12/01/26 Revenue Bonds
Philadelphia School District Project
Series 2016
06/01/2036	5.000%	5,000	5,854

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	25

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Philadelphia School District
Series 2016
06/01/2034	5.000%	3,000,000	3,443,844
School District of Philadelphia
Series 2016
06/01/2036	5.000%	4,795,000	5,480,061
Union County Hospital Authority
Revenue Bonds
Evangelical Community Hospital
Series 2018
08/01/2038	5.000%	3,065,000	3,466,034
Total			149,544,930
Puerto Rico 3.0%
Commonwealth of Puerto Rico(h),(i)
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2014A
07/01/2035	0.000%	24,500,000	22,050,000
Puerto Rico Electric Power Authority(h),(i)
Revenue Bonds
Series 2007TT-RSA-1
07/01/2022	0.000%	2,735,000	2,817,050
07/01/2032	0.000%	2,420,000	2,492,600
Series 2008WW-RSA-1
07/01/2033	0.000%	1,750,000	1,809,063
07/01/2038	0.000%	1,750,000	1,815,625
Series 2010CCC-RSA-1
07/01/2028	0.000%	6,000,000	6,202,500
Series 2010XX
07/01/2040	0.000%	8,500,000	8,786,875
Series 2012A
07/01/2042	0.000%	6,505,000	6,700,150
Puerto Rico Highway & Transportation Authority(h),(i)
Refunding Revenue Bonds
Series 2007N
07/01/2025	0.000%	2,000,000	1,200,000
Revenue Bonds
Series 2005K
07/01/2030	0.000%	2,000,000	1,200,000
Series 2007M
07/01/2037	0.000%	4,225,000	2,535,000
Unrefunded Revenue Bonds
Series 2003G
07/01/2042	0.000%	1,935,000	1,161,000
Puerto Rico Sales Tax Financing Corp.(g),(i)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	31,933,000	10,367,828
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(i)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	17,535,000	19,490,615
Total			88,628,306
Rhode Island 0.0%
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2025	5.000%	1,200,000	1,350,064
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority
Prerefunded 11/01/24 Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2045	7.250%	1,315,000	1,524,917
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	2,800,000	3,372,706
South Carolina Jobs-Economic Development Authority(d),(e)
Revenue Bonds
Green Bonds - Last Step Recycling Project
Series 2021
06/01/2051	6.500%	2,250,000	2,259,100
South Carolina Ports Authority(d)
Revenue Bonds
Series 2018
07/01/2043	5.000%	1,570,000	1,848,341
Series 2019B
07/01/2044	5.000%	4,080,000	4,823,821
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2040	3.000%	935,000	961,399
Total			14,790,284
South Dakota 0.6%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Avera Health
Series 2017
07/01/2042	4.000%	10,000,000	10,863,750
Sanford Obligated Group
Series 2015
11/01/2045	5.000%	1,580,000	1,756,868

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Dakota Housing Development Authority
Refunding Revenue Bonds
Homeownership Mortgage
Series 2021A
11/01/2041	2.050%	5,900,000	5,533,547
Total			18,154,165
Tennessee 1.2%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2035	5.000%	355,000	386,136
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	2,300,000	2,711,862
07/01/2040	4.000%	1,800,000	1,978,214
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
East Tennessee Children’s Hospital
Series 2019
11/15/2048	4.000%	5,235,000	5,714,169
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	1,200,000	1,365,576
Series 2017A
07/01/2048	5.000%	835,000	967,840
New Memphis Arena Public Building Authority(g)
Revenue Bonds
City of Memphis Project
Series 2021
04/01/2032	0.000%	200,000	156,842
04/01/2033	0.000%	2,000,000	1,523,502
04/01/2038	0.000%	1,150,000	743,600
04/01/2039	0.000%	1,625,000	1,014,142
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2049	5.750%	9,000,000	9,500,872
Farms at Bailey Station Project (The)
Series 2019
10/01/2059	5.750%	3,000,000	3,137,675
Tennessee Housing Development Agency
Refunding Revenue Bonds
Issue 2
Series 2018
07/01/2042	3.850%	1,590,000	1,656,021
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
3rd Issue
Series 2017
07/01/2042	3.600%	540,000	554,410
07/01/2047	3.650%	1,070,000	1,099,800
Series 2017-2B
07/01/2036	3.700%	1,845,000	1,891,390
Series 2018-1
07/01/2042	3.900%	595,000	629,821
Total			35,031,872
Texas 8.6%
Angelina & Neches River Authority(d),(e)
Revenue Bonds
Jefferson Enterprise Energy LLC Project
Series 2021
12/01/2045	7.500%	7,000,000	6,628,825
Arlington Higher Education Finance Corp.
Revenue Bonds
Brooks Academies of Texas
Series 2021
01/15/2051	5.000%	875,000	903,694
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2016
07/15/2031	4.000%	2,000,000	2,110,094
07/15/2036	4.000%	3,000,000	3,129,230
Series 2018
07/15/2033	5.000%	1,000,000	1,089,775
07/15/2037	5.000%	2,100,000	2,277,615
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2040	5.000%	2,000,000	2,251,560
01/01/2045	5.000%	5,000,000	5,628,901
Refunding Revenue Bonds
Subordinated Series 2016
01/01/2041	4.000%	2,295,000	2,441,218
Central Texas Turnpike System(g)
Refunding Revenue Bonds
Series 2015B
08/15/2037	0.000%	2,000,000	1,082,919
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	4,825,000	5,919,238
Subordinated Series 2015C
08/15/2042	5.000%	2,500,000	2,726,988

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	27

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Austin Airport System(d)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,142,215
11/15/2046	5.000%	1,000,000	1,142,198
Series 2019B
11/15/2038	5.000%	6,175,000	7,412,808
11/15/2048	5.000%	7,850,000	9,322,307
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2031	5.000%	1,525,000	1,806,807
Revenue Bonds
Subordinated Series 2018A
07/01/2041	5.000%	1,250,000	1,472,316
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	4,573,653
Subordinated Series 2021A
07/01/2046	4.000%	2,000,000	2,197,571
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2030	5.000%	1,250,000	1,503,032
07/01/2031	5.000%	1,000,000	1,200,143
07/01/2032	5.000%	750,000	900,436
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	580,000	592,261
08/15/2042	5.000%	1,500,000	1,530,901
Series 2013
08/15/2033	6.000%	260,000	277,556
International Leadership
Series 2015
08/15/2038	5.750%	2,015,000	2,248,322
Series 2015A
12/01/2045	5.000%	400,000	432,328
County of Williamson
Unlimited General Obligation Bonds
Series 2020
02/15/2033	4.000%	11,240,000	12,978,292
Cypress-Fairbanks Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020A
02/15/2032	5.000%	2,250,000	2,866,217
02/15/2033	3.000%	1,000,000	1,092,513
02/15/2034	3.000%	2,420,000	2,634,043
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas Love Field(d)
Revenue Bonds
Series 2017
11/01/2033	5.000%	1,000,000	1,143,673
11/01/2036	5.000%	1,000,000	1,143,677
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2039	4.000%	1,000,000	1,141,526
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2033	4.000%	1,700,000	1,983,064
10/01/2034	4.000%	2,250,000	2,618,028
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
First Lien
Series 2021
08/15/2033	4.000%	1,470,000	1,721,682
08/15/2034	4.000%	1,000,000	1,168,163
08/15/2035	4.000%	1,000,000	1,164,074
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 04/01/25 Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,465,000	2,757,313
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	3,610,000	3,961,546
Revenue Bonds
MRC Senior Living-Langford Project
Series 2016
11/15/2036	5.375%	500,000	526,529
11/15/2046	5.500%	750,000	786,192
Westminster Project
Series 2021
11/01/2049	4.000%	1,600,000	1,743,027
New Hope Cultural Education Facilities Finance Corp.(h)
Revenue Bonds
4-K Housing, Inc. Stoney Brook Project
Series 2017
07/01/2042	0.000%	1,000,000	700,000
07/01/2047	0.000%	1,000,000	700,000
07/01/2052	0.000%	1,500,000	1,050,000
Bridgemoor Plano Project
Series 2018
12/01/2053	0.000%	4,500,000	3,323,606

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	1,500,000	832,500
07/01/2046	0.000%	2,535,000	1,406,925
07/01/2051	0.000%	5,235,000	2,905,425
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	1,730,000	1,898,142
Series 2019A
01/01/2044	4.000%	13,500,000	15,179,507
Northside Independent School District
Unlimited General Obligation Refunding Bonds
Texas Permanent School Fund Program
Series 2019
08/15/2038	4.000%	1,235,000	1,401,357
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2035	4.000%	2,880,000	3,344,699
02/15/2037	4.000%	3,125,000	3,611,932
02/15/2039	4.000%	2,000,000	2,299,446
Port Authority of Houston of Harris County(d)
Unlimited General Obligation Refunding Bonds
Series 2018A
10/01/2036	5.000%	4,000,000	4,832,531
Port Beaumont Navigation District(d),(e)
Revenue Bonds
Jefferson Gulf Coast Energy Project
Series 2021
01/01/2041	2.875%	1,500,000	1,310,297
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	385,000	414,883
State of Texas(d)
Unlimited General Obligation Bonds
College Student Loans
Series 2019
08/01/2030	5.000%	7,175,000	8,726,370
08/01/2031	5.000%	7,535,000	9,148,641
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	11,300,000	13,420,579
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2049	5.000%	750,000	802,614
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding Revenue Bonds
Senior
Series 2021
12/15/2031	5.000%	1,250,000	1,538,961
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2036	4.000%	1,500,000	1,687,623
06/30/2040	4.000%	500,000	557,939
Senior Lien - North Tarrant Express
Series 2019
12/31/2039	4.000%	2,000,000	2,239,192
Texas Private Activity Bond Surface Transportation Corp.(d)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	17,200,000	19,940,805
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,203,421
12/31/2045	5.000%	2,250,000	2,467,533
12/31/2050	5.000%	1,930,000	2,110,664
12/31/2055	5.000%	6,515,000	7,108,098
Texas Transportation Commission(g)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2036	0.000%	950,000	564,630
08/01/2039	0.000%	600,000	303,075
Texas Water Development Board
Revenue Bonds
Master Trust
Series 2020
10/15/2033	4.000%	3,500,000	4,146,785
State Revolving Fund
Series 2021
08/01/2031	5.000%	2,000,000	2,579,314
State Water Implementation Fund
Series 2018
10/15/2032	5.000%	5,105,000	6,240,373
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2037	4.000%	1,670,000	1,949,176
02/15/2045	4.000%	3,765,000	4,319,366
Total			252,640,879

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	29

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 1.7%
City of Salt Lake City Airport(d)
Revenue Bonds
Series 2021A
07/01/2034	5.000%	10,910,000	13,424,308
07/01/2035	5.000%	5,000,000	6,138,511
Mida Golf and Equestrian Center Public Infrastructure District(e)
Limited General Obligation Bonds
Series 2021
06/01/2051	4.500%	5,000,000	4,742,416
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2042	5.000%	6,700,000	7,742,691
Series 2018-A
07/01/2043	5.000%	13,000,000	15,244,996
UIPA Crossroads Public Infrastructure District(e)
Tax Allocation Bonds
Series 2021
06/01/2052	4.375%	3,260,000	3,145,567
Total			50,438,489
Virginia 2.8%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	7,255,000	8,345,939
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Series 2012A
07/15/2047	5.000%	3,250,000	3,310,875
Virginia College Building Authority
Revenue Bonds
21st Century College and Equipment Programs
Series 2021
02/01/2032	4.000%	10,000,000	11,806,361
Virginia Public Building Authority
Revenue Bonds
Series 2021A-1
08/01/2029	5.000%	23,230,000	28,911,029
Virginia Small Business Financing Authority(d)
Revenue Bonds
Senior Lien - 95 Express Lane
Series 2017
01/01/2040	5.000%	7,500,000	7,511,303
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	19,125,000	22,117,091
Total			82,002,598
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 5.1%
Central Puget Sound Regional Transit Authority
Refunding Revenue Bonds
Green Bonds
Series 2021S-1
11/01/2046	4.000%	7,000,000	8,074,025
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	3,890,000	4,196,218
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,000,000	1,085,041
Port of Seattle(d)
Refunding Revenue Bonds
Intermediate Lien
Series 2017
05/01/2037	5.000%	6,000,000	6,889,681
State of Washington
Unlimited General Obligation Bonds
Motor Vehicle Fuel Tax
Series 2019D
06/01/2040	5.000%	5,000,000	6,031,434
Series 2015B
02/01/2039	5.000%	10,000,000	11,024,082
Series 2017D
02/01/2036	5.000%	6,505,000	7,555,109
Series 2020C
02/01/2034	5.000%	9,725,000	12,092,525
Various Purpose
Series 2019C
02/01/2038	5.000%	5,000,000	6,052,720
Unlimited General Obligation Notes
Series 2019A
08/01/2040	5.000%	10,000,000	12,212,178
Unlimited General Obligation Refunding Bonds
Series 2021C
08/01/2035	4.000%	12,910,000	15,332,923
Series 2021D
07/01/2037	4.000%	10,030,000	11,828,229
07/01/2038	4.000%	10,435,000	12,280,511
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Seattle Cancer Care Alliance
Series 2020
09/01/2055	5.000%	10,000,000	12,055,883
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	5,000,000	5,351,745

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Convention Center Public Facilities District
Revenue Bonds
Junior Lodging Tax Green Notes
Series 2021
07/01/2031	4.000%	2,000,000	2,228,300
Washington State Housing Finance Commission(e)
Prerefunded 10/03/22 Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2047	6.750%	3,000,000	3,118,460
Refunding Revenue Bonds
Presbyterian Retirement Co.
Series 2016
01/01/2046	5.000%	4,000,000	4,190,307
Skyline 1st Hill Project
Series 2015
01/01/2035	5.750%	425,000	450,048
01/01/2045	6.000%	595,000	627,066
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	2,550,000	2,796,858
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	1,950,000	2,072,688
Washington State Housing Finance Commission
Revenue Bonds
Transforming Age Projects
Series 2019
01/01/2026	2.375%	2,400,000	2,396,856
Total			149,942,887
Wisconsin 2.0%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2039	5.000%	2,230,000	2,503,543
09/01/2054	5.000%	1,000,000	1,107,953
WakeMed Hospital
Series 2019A
10/01/2044	5.000%	3,000,000	3,542,953
10/01/2049	4.000%	2,690,000	2,961,191
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2037	4.000%	2,000,000	2,266,221
Coral Academy Science Las Vegas
Series 2018
07/01/2055	5.000%	2,500,000	2,784,895
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rose Villa Project
Series 2014A
11/15/2049	6.000%	1,645,000	1,754,969
Public Finance Authority(e)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	410,000	438,854
05/15/2047	5.250%	220,000	235,198
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,000,000	1,062,760
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	3,500,000	3,711,898
State of Wisconsin
Unlimited General Obligation Bonds
Series 2020A
05/01/2039	4.000%	2,500,000	2,855,982
University of Wisconsin Hospitals & Clinics
Refunding Revenue Bonds
Green Bonds - University of Wisconsin Hospital
Series 2021
04/01/2046	4.000%	7,000,000	8,006,930
Wisconsin Center District(g)
Revenue Bonds
Junior Dedicated
Series 2020D (AGM)
12/15/2055	0.000%	15,000,000	4,180,139
Wisconsin Health & Educational Facilities Authority
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	3,375,000	3,588,431
Prerefunded 09/15/22 Revenue Bonds
Saint John’s Communities, Inc.
Series 2015B
09/15/2045	5.000%	1,000,000	1,026,639
Prerefunded 09/15/23 Revenue Bonds
St. John’s Communities, Inc. Project
Series 2018A
09/15/2040	5.000%	550,000	585,760
09/15/2045	5.000%	1,000,000	1,065,018
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	4,665,000	4,813,500
Series 2018B
07/01/2033	4.250%	1,250,000	1,227,773
07/01/2043	4.500%	1,375,000	1,327,270
07/01/2048	5.000%	500,000	506,095

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	31

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
PHW Muskego, Inc. Project
Series 2021
10/01/2061	4.000%	4,465,000	4,464,779
Unrefunded Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/2035	5.250%	300,000	300,904
Wisconsin Housing & Economic Development Authority
Refunding Revenue Bonds
Series 2020A
09/01/2035	2.700%	1,000,000	1,010,044
03/01/2039	3.000%	960,000	976,158
Total			58,305,857
Total Municipal Bonds (Cost $2,746,395,156)			2,815,928,064

Municipal Short Term 0.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Indiana 0.1%
Indiana Finance Authority(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2010A (Mandatory Put 03/01/22)
05/01/2034	0.220%	2,000,000	1,999,826
Total Municipal Short Term (Cost $2,000,000)			1,999,826
Money Market Funds 3.9%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(k)	477,681	477,633
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.006%(k)	114,069,547	114,069,547
Total Money Market Funds (Cost $114,547,213)		114,547,180
Total Investments in Securities (Cost $2,902,445,253)		2,972,364,954
Other Assets & Liabilities, Net		(25,926,096)
Net Assets		$2,946,438,858

At January 31, 2022, securities and/or cash totaling $1,464,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(976)	03/2022	USD	(124,897,500)	—	(316,329)

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
30-year MMD Index AAA Municipal Yields as determined on April 11, 2022	Fixed rate of 1.775%	Receives at Maturity, Pays at Maturity	Citi	04/11/2022	USD	12,500,000	590,779	—	—	—	590,779	—

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
30-year MMD Index AAA Municipal Yields	Municipal Market Data	1.950%
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Multi-Sector Municipal Income ETF
	19,388,468	—	(8,517,036)	(1,050,548)	9,820,884	447,138	104,952	451,118

(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2022.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $116,805,877, which represents 3.96% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Zero coupon bond.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2022, the total value of these securities amounted to $78,279,869, which represents 2.66% of total net assets.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2022, the total value of these securities amounted to $91,659,166, which represents 3.11% of total net assets.
(j)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2022.
(k)	The rate shown is the seven-day current annualized yield at January 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	33

Portfolio of Investments  (continued)
January 31, 2022 (Unaudited)
Fair value measurements  (continued)
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2022:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Exchange-Traded Fixed Income Funds	15,869,884	—	—	15,869,884
Floating Rate Notes	—	24,020,000	—	24,020,000
Municipal Bonds	—	2,815,928,064	—	2,815,928,064
Municipal Short Term	—	1,999,826	—	1,999,826
Money Market Funds	114,547,180	—	—	114,547,180
Total Investments in Securities	130,417,064	2,841,947,890	—	2,972,364,954
Investments in Derivatives
Asset
Swap Contracts	—	590,779	—	590,779
Liability
Futures Contracts	(316,329)	—	—	(316,329)
Total	130,100,735	2,842,538,669	—	2,972,639,404
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Statement of Assets and Liabilities
January 31, 2022 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,893,207,338)	$2,962,544,070
Affiliated issuers (cost $9,237,915)	9,820,884
Cash	120,808
Margin deposits on:
Futures contracts	1,464,000
Unrealized appreciation on swap contracts	590,779
Receivable for:
Capital shares sold	7,160,477
Interest	25,338,298
Expense reimbursement due from Investment Manager	186
Prepaid expenses	22,399
Other assets	6,831
Total assets	3,007,068,732
Liabilities
Payable for:
Investments purchased	3,626,875
Investments purchased on a delayed delivery basis	39,481,823
Capital shares purchased	11,475,089
Distributions to shareholders	5,585,807
Variation margin for futures contracts	15,250
Management services fees	108,765
Distribution and/or service fees	25,211
Transfer agent fees	145,376
Compensation of board members	134,518
Compensation of chief compliance officer	263
Other expenses	30,897
Total liabilities	60,629,874
Net assets applicable to outstanding capital stock	$2,946,438,858
Represented by
Paid in capital	2,905,389,665
Total distributable earnings (loss)	41,049,193
Total - representing net assets applicable to outstanding capital stock	$2,946,438,858
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	35

Statement of Assets and Liabilities  (continued)
January 31, 2022 (Unaudited)
Class A
Net assets	$886,259,326
Shares outstanding	54,070,376
Net asset value per share	$16.39
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$16.90
Advisor Class
Net assets	$66,732,587
Shares outstanding	4,077,088
Net asset value per share	$16.37
Class C
Net assets	$85,007,914
Shares outstanding	5,182,890
Net asset value per share	$16.40
Institutional Class
Net assets	$1,645,772,963
Shares outstanding	100,607,798
Net asset value per share	$16.36
Institutional 2 Class
Net assets	$68,163,884
Shares outstanding	4,165,881
Net asset value per share	$16.36
Institutional 3 Class
Net assets	$194,502,184
Shares outstanding	11,870,569
Net asset value per share	$16.39
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Statement of Operations
Six Months Ended January 31, 2022 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$101,288
Dividends — affiliated issuers	104,952
Interest	41,085,853
Total income	41,292,093
Expenses:
Management services fees	6,727,216
Distribution and/or service fees
Class A	1,153,128
Class C	448,338
Transfer agent fees
Class A	287,762
Advisor Class	22,438
Class C	27,967
Institutional Class	517,654
Institutional 2 Class	18,850
Institutional 3 Class	8,610
Compensation of board members	32,904
Custodian fees	11,661
Printing and postage fees	32,518
Registration fees	91,537
Audit fees	20,076
Legal fees	18,980
Compensation of chief compliance officer	263
Other	20,988
Total expenses	9,440,890
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(15,899)
Fees waived by transfer agent
Institutional 2 Class	(1,465)
Institutional 3 Class	(5,563)
Expense reduction	(40)
Total net expenses	9,417,923
Net investment income	31,874,170
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,510,963)
Investments — affiliated issuers	447,138
Futures contracts	(4,803,419)
Net realized loss	(6,867,244)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(140,779,144)
Investments — affiliated issuers	(1,050,548)
Futures contracts	2,064,301
Swap contracts	590,779
Net change in unrealized appreciation (depreciation)	(139,174,612)
Net realized and unrealized loss	(146,041,856)
Net decrease in net assets resulting from operations	$(114,167,686)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	37

Statement of Changes in Net Assets
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
Operations
Net investment income	$31,874,170	$60,624,855
Net realized gain (loss)	(6,867,244)	4,757,192
Net change in unrealized appreciation (depreciation)	(139,174,612)	87,742,530
Net increase (decrease) in net assets resulting from operations	(114,167,686)	153,124,577
Distributions to shareholders
Net investment income and net realized gains
Class A	(12,548,718)	(19,186,696)
Advisor Class	(1,063,914)	(1,643,173)
Class C	(882,423)	(1,334,163)
Institutional Class	(24,818,262)	(33,665,028)
Institutional 2 Class	(1,006,113)	(1,216,245)
Institutional 3 Class	(2,981,342)	(3,771,377)
Total distributions to shareholders	(43,300,772)	(60,816,682)
Increase in net assets from capital stock activity	221,075,740	420,326,621
Total increase in net assets	63,607,282	512,634,516
Net assets at beginning of period	2,882,831,576	2,370,197,060
Net assets at end of period	$2,946,438,858	$2,882,831,576
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2022 (Unaudited)		July 31, 2021
	Shares	Dollars ($)	Shares(a)	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,708,107	63,012,534	8,312,667	140,389,560
Distributions reinvested	715,202	12,082,910	1,097,938	18,509,831
Redemptions	(3,374,394)	(57,266,989)	(6,926,687)	(116,752,409)
Net increase	1,048,915	17,828,455	2,483,918	42,146,982
Advisor Class
Subscriptions	669,855	11,373,493	1,991,471	33,554,914
Distributions reinvested	63,055	1,063,903	97,522	1,642,584
Redemptions	(851,032)	(14,383,310)	(1,500,376)	(25,341,212)
Net increase (decrease)	(118,122)	(1,945,914)	588,617	9,856,286
Class C
Subscriptions	354,798	6,028,229	1,064,984	17,964,301
Distributions reinvested	46,262	782,340	69,766	1,175,683
Redemptions	(432,330)	(7,333,890)	(1,410,831)	(23,821,415)
Net decrease	(31,270)	(523,321)	(276,081)	(4,681,431)
Institutional Class
Subscriptions	21,091,807	357,335,497	37,149,596	626,137,684
Distributions reinvested	1,261,834	21,271,730	1,694,992	28,541,550
Redemptions	(12,161,207)	(204,850,451)	(21,568,835)	(362,833,455)
Net increase	10,192,434	173,756,776	17,275,753	291,845,779
Institutional 2 Class
Subscriptions	858,524	14,559,119	1,862,609	31,598,112
Distributions reinvested	59,605	1,004,851	72,208	1,215,777
Redemptions	(381,093)	(6,446,839)	(1,386,663)	(23,113,391)
Net increase	537,036	9,117,131	548,154	9,700,498
Institutional 3 Class
Subscriptions	2,528,994	42,904,826	5,486,456	92,208,101
Distributions reinvested	102,256	1,726,553	128,924	2,175,487
Redemptions	(1,291,557)	(21,788,766)	(1,356,562)	(22,925,081)
Net increase	1,339,693	22,842,613	4,258,818	71,458,507
Total net increase	12,968,686	221,075,740	24,879,179	420,326,621

(a)	Share activity has been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	39

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A(c)
Six Months Ended 1/31/2022 (Unaudited)	$17.28	0.17	(0.83)	(0.66)	(0.17)	(0.06)	(0.23)
Year Ended 7/31/2021	$16.69	0.37	0.59	0.96	(0.37)	—	(0.37)
Year Ended 7/31/2020	$16.48	0.44	0.25	0.69	(0.44)	(0.04)	(0.48)
Year Ended 7/31/2019	$15.98	0.52	0.54	1.06	(0.52)	(0.04)	(0.56)
Year Ended 7/31/2018	$16.10	0.56	(0.08)	0.48	(0.56)	(0.04)	(0.60)
Year Ended 7/31/2017	$16.73	0.56	(0.59)	(0.03)	(0.56)	(0.04)	(0.60)
Advisor Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$17.26	0.19	(0.82)	(0.63)	(0.20)	(0.06)	(0.26)
Year Ended 7/31/2021	$16.67	0.41	0.59	1.00	(0.41)	—	(0.41)
Year Ended 7/31/2020	$16.46	0.48	0.25	0.73	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019	$15.95	0.56	0.55	1.11	(0.56)	(0.04)	(0.60)
Year Ended 7/31/2018	$16.08	0.56	(0.05)	0.51	(0.60)	(0.04)	(0.64)
Year Ended 7/31/2017	$16.70	0.60	(0.58)	0.02	(0.60)	(0.04)	(0.64)
Class C(c)
Six Months Ended 1/31/2022 (Unaudited)	$17.29	0.11	(0.83)	(0.72)	(0.11)	(0.06)	(0.17)
Year Ended 7/31/2021	$16.71	0.25	0.58	0.83	(0.25)	—	(0.25)
Year Ended 7/31/2020	$16.49	0.32	0.26	0.58	(0.32)	(0.04)	(0.36)
Year Ended 7/31/2019	$15.99	0.40	0.54	0.94	(0.40)	(0.04)	(0.44)
Year Ended 7/31/2018	$16.11	0.40	(0.04)	0.36	(0.44)	(0.04)	(0.48)
Year Ended 7/31/2017	$16.73	0.44	(0.58)	(0.14)	(0.44)	(0.04)	(0.48)
Institutional Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$17.25	0.19	(0.83)	(0.64)	(0.19)	(0.06)	(0.25)
Year Ended 7/31/2021	$16.66	0.41	0.59	1.00	(0.41)	—	(0.41)
Year Ended 7/31/2020	$16.45	0.48	0.25	0.73	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019	$15.94	0.56	0.55	1.11	(0.56)	(0.04)	(0.60)
Year Ended 7/31/2018	$16.07	0.56	(0.05)	0.51	(0.60)	(0.04)	(0.64)
Year Ended 7/31/2017	$16.69	0.60	(0.58)	0.02	(0.60)	(0.04)	(0.64)
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A(c)
Six Months Ended 1/31/2022 (Unaudited)	$16.39	(3.83%)	0.77%(d)	0.77%(d),(e),(f)	1.97%(d)	8%	$886,259
Year Ended 7/31/2021	$17.28	5.91%	0.78%(g)	0.78%(f),(g)	2.21%	14%	$916,301
Year Ended 7/31/2020	$16.69	4.25%	0.80%(h)	0.80%(e),(f),(h)	2.66%	32%	$843,707
Year Ended 7/31/2019	$16.48	7.05%	0.81%	0.81%(f)	3.23%	30%	$792,540
Year Ended 7/31/2018	$15.98	2.98%	0.81%	0.81%(e)	3.37%	19%	$718,879
Year Ended 7/31/2017	$16.10	(0.09%)	0.83%(g)	0.82%(e),(g)	3.57%	27%	$636,647
Advisor Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$16.37	(3.71%)	0.52%(d)	0.52%(d),(e),(f)	2.22%(d)	8%	$66,733
Year Ended 7/31/2021	$17.26	6.06%	0.53%(g)	0.53%(f),(g)	2.46%	14%	$72,397
Year Ended 7/31/2020	$16.67	4.77%	0.55%(h)	0.55%(e),(f),(h)	2.91%	32%	$60,124
Year Ended 7/31/2019	$16.46	7.06%	0.56%	0.56%(f)	3.47%	30%	$46,584
Year Ended 7/31/2018	$15.95	3.24%	0.57%	0.57%(e)	3.63%	19%	$31,934
Year Ended 7/31/2017	$16.08	0.16%	0.59%(g)	0.57%(e),(g)	3.83%	27%	$12,765
Class C(c)
Six Months Ended 1/31/2022 (Unaudited)	$16.40	(4.19%)	1.52%(d)	1.52%(d),(e),(f)	1.22%(d)	8%	$85,008
Year Ended 7/31/2021	$17.29	4.93%	1.53%(g)	1.53%(f),(g)	1.46%	14%	$90,170
Year Ended 7/31/2020	$16.71	3.73%	1.55%(h)	1.55%(e),(f),(h)	1.91%	32%	$91,717
Year Ended 7/31/2019	$16.49	5.98%	1.56%	1.56%(f)	2.48%	30%	$72,283
Year Ended 7/31/2018	$15.99	2.22%	1.56%	1.56%(e)	2.61%	19%	$59,720
Year Ended 7/31/2017	$16.11	(0.59%)	1.58%(g)	1.58%(e),(g)	2.82%	27%	$48,398
Institutional Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$16.36	(3.71%)	0.52%(d)	0.52%(d),(e),(f)	2.22%(d)	8%	$1,645,773
Year Ended 7/31/2021	$17.25	6.00%	0.53%(g)	0.53%(f),(g)	2.46%	14%	$1,559,431
Year Ended 7/31/2020	$16.66	4.77%	0.55%(h)	0.55%(e),(f),(h)	2.91%	32%	$1,218,644
Year Ended 7/31/2019	$16.45	7.06%	0.56%	0.56%(f)	3.46%	30%	$930,894
Year Ended 7/31/2018	$15.94	3.24%	0.57%	0.57%(e)	3.62%	19%	$556,945
Year Ended 7/31/2017	$16.07	0.40%	0.59%(g)	0.58%(e),(g)	3.84%	27%	$292,664
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	41

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$17.25	0.19	(0.82)	(0.63)	(0.20)	(0.06)	(0.26)
Year Ended 7/31/2021	$16.66	0.41	0.60	1.01	(0.42)	—	(0.42)
Year Ended 7/31/2020	$16.45	0.48	0.25	0.73	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019	$15.94	0.56	0.55	1.11	(0.56)	(0.04)	(0.60)
Year Ended 7/31/2018	$16.07	0.56	(0.05)	0.51	(0.60)	(0.04)	(0.64)
Year Ended 7/31/2017	$16.70	0.60	(0.59)	0.01	(0.60)	(0.04)	(0.64)
Institutional 3 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$17.28	0.20	(0.83)	(0.63)	(0.20)	(0.06)	(0.26)
Year Ended 7/31/2021	$16.69	0.42	0.60	1.02	(0.43)	—	(0.43)
Year Ended 7/31/2020	$16.47	0.48	0.26	0.74	(0.48)	(0.04)	(0.52)
Year Ended 7/31/2019	$15.97	0.56	0.58	1.14	(0.60)	(0.04)	(0.64)
Year Ended 7/31/2018	$16.10	0.60	(0.09)	0.51	(0.60)	(0.04)	(0.64)
Year Ended 7/31/2017(i)	$15.80	0.24	0.30	0.54	(0.24)	—	(0.24)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include the impact of voluntary waivers paid by the Investment Manager. If the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by less than 0.01%.
(g)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(h)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(i)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$16.36	(3.71%)	0.52%(d)	0.51%(d),(f)	2.24%(d)	8%	$68,164
Year Ended 7/31/2021	$17.25	6.01%	0.53%(g)	0.52%(f),(g)	2.47%	14%	$62,604
Year Ended 7/31/2020	$16.66	4.78%	0.54%(h)	0.54%(f),(h)	2.91%	32%	$51,339
Year Ended 7/31/2019	$16.45	7.06%	0.55%	0.55%(f)	3.45%	30%	$39,068
Year Ended 7/31/2018	$15.94	3.23%	0.57%	0.57%	3.61%	19%	$12,762
Year Ended 7/31/2017	$16.07	0.41%	0.58%(g)	0.58%(g)	3.82%	27%	$9,597
Institutional 3 Class(c)
Six Months Ended 1/31/2022 (Unaudited)	$16.39	(3.68%)	0.47%(d)	0.47%(d),(f)	2.28%(d)	8%	$194,502
Year Ended 7/31/2021	$17.28	6.24%	0.48%(g)	0.47%(f),(g)	2.51%	14%	$181,928
Year Ended 7/31/2020	$16.69	4.58%	0.49%(h)	0.49%(f),(h)	2.96%	32%	$104,667
Year Ended 7/31/2019	$16.47	7.38%	0.50%	0.50%(f)	3.52%	30%	$52,836
Year Ended 7/31/2018	$15.97	3.02%	0.52%	0.52%	3.67%	19%	$33,118
Year Ended 7/31/2017(i)	$16.10	3.66%	0.57%(d),(h)	0.55%(d),(h)	3.94%(d)	27%	$65
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	43

Notes to Financial Statements
January 31, 2022 (Unaudited)
Note 1. Organization
Columbia Strategic Municipal Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund’s Board of Trustees approved reverse stock splits of the issued and outstanding shares of the Fund (the Reverse Stock Split). The Reverse Stock Split was completed after the close of business on September 11, 2020. The impact of the Reverse Stock Split was to decrease the number of shares outstanding and increase the net asset value per share for each share class of the Fund by the ratio of 4 to 1, resulting in no effect on the net assets of each share class or the value of each affected shareholder’s investment. Capital stock share activity reflected in the Statement of Changes in Net Assets and per share data in the Financial Highlights have been adjusted on a retroactive basis to reflect the impact of the Reverse Stock Split.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
44	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	45

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s
46	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contract as a hedging instrument which allows the ability to either get short or long the underlying municipal market. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2022:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	590,779*

Columbia Strategic Municipal Income Fund | Semiannual Report 2022	47

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	316,329*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2022:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,803,419)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Interest rate risk	2,064,301	590,779	2,655,080
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2022:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	158,188,789

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Interest rate swap contracts	295,390	—

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2022.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of January 31, 2022:
Citi ($)
Assets
OTC interest rate swap contracts (a)	590,779
Total financial and derivative net assets	590,779
Total collateral received (pledged) (b)	554,000
Net amount (c)	36,779

(a)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
48	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	49

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2022 was 0.45% of the Fund’s average daily net assets.
To the extent the Fund invests a portion of its assets in affiliated mutual funds, exchange-traded funds and closed-end funds that pay a management services fee or, where applicable, an advisory fee to the Investment Manager, the Investment Manager has voluntarily agreed to waive net management services fees (management services fees, less reimbursements/waivers) or, where applicable, the net investment advisory services fees, (investment advisory services fees, less reimbursements/waivers) charged to such affiliated fund(s). The Investment Manager, in its discretion, may revise or discontinue this arrangement at any time.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
50	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable each share class. In addition, prior to December 1, 2021, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended January 31, 2022, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.06
Class C	0.06
Institutional Class	0.06
Institutional 2 Class	0.05
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2022, these minimum account balance fees reduced total expenses of the Fund by $40.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25% and 1.00% of the Fund’s average daily net assets attributable to Class A and Class C shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $375,000 for Class C shares. This amount is based on the most recent information available as of December 31, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended January 31, 2022, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	253,782
Class C	—	1.00(b)	2,805

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	51

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	December 1, 2021 through November 30, 2022	Prior to December 1, 2021
Class A	0.78%	0.80%
Advisor Class	0.53	0.55
Class C	1.53	1.55
Institutional Class	0.53	0.55
Institutional 2 Class	0.53	0.54
Institutional 3 Class	0.48	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Reflected in the contractual cap commitment, prior to December 1, 2021, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2022, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,902,445,000	115,770,000	(45,576,000)	70,194,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
52	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $363,866,658 and $230,947,748, respectively, for the six months ended January 31, 2022. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2022.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 28, 2021 amendment and restatement, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.11448% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 28, 2021 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%.
The Fund had no borrowings during the six months ended January 31, 2022.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	53

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock and commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in the country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have a severe adverse impact on regional and/or global securities and commodities markets, including markets for oil and natural gas. These and other related events could have a negative impact on Fund performance and the value of an investment in the Fund.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
54	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2022, affiliated shareholders of record owned 47.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
Columbia Strategic Municipal Income Fund | Semiannual Report 2022	55

Notes to Financial Statements  (continued)
January 31, 2022 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
56	Columbia Strategic Municipal Income Fund | Semiannual Report 2022

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Columbia Strategic Municipal Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2022 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR118_07_M01_(03/22)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust II
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	March 24, 2022
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	March 24, 2022
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	March 24, 2022